As filed with the Securities and Exchange Commission on April 28, 2010

File No. 033-64915

File No. 811-07447

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

Under

the SECURITIES ACT OF 1933

Pre-Effective Amendment No.
Post-Effective Amendment No. 51	☒
and/or
REGISTRATION STATEMENT
Under
the INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 54	☒

(Check appropriate box or boxes)

Virtus Insight Trust

(Exact Name of Registrant as Specified in Charter)

Area Code and Telephone Number: (800) 243-1574

101 Munson Street

Greenfield, Massachusetts 01301

(Address of Principal Executive Offices)

Kevin J. Carr, Esq.

Counsel

Virtus Investment Partners, Inc.

100 Pearl St.

Hartford, Connecticut 06103

(Name and Address of Agent for Service)

Copies of All Correspondence to:

Robert N. Hickey, Esq.

Sullivan & Worcester LLP

1666 K Street, N.W.

Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)

☒	on May 1, 2010 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on or at such later date as the Commission shall order pursuant to paragraph (a)(2)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TICKER SYMBOL BY CLASS
FUND	A	C	I
Virtus Balanced Allocation Fund	HIBZX	PBCIX	HIBLX
Virtus Core Equity Fund	HGRZX	PICCX	HGRIX
Virtus Disciplined Small-Cap Opportunity Fund	HSCZX	POCZX	HSCIX
Virtus Disciplined Small-Cap Value Fund	HSVZX	PCCZX	HSCVX
Virtus Emerging Markets Opportunities Fund	HEMZX	PICEX	HIEMX
Virtus High Yield Income Fund	HHYZX	PYHCX	HHYIX
Virtus Insight Government Money Market Fund	HIGXX		HGCXX
Virtus Insight Money Market Fund	HICXX		HACXX
Virtus Insight Tax-Exempt Money Market Fund	HITXX		HTCXX
Virtus Intermediate Government Bond Fund	HIGZX		HIGIX
Virtus Intermediate Tax-Exempt Bond Fund	HIXZX	PCXIX	HIXIX
Virtus Short/Intermediate Bond Fund	HIMZX	PCMZX	HIBIX
Virtus Tax-Exempt Bond Fund	HXBZX	PXCZX	HXBIX
Virtus Value Equity Fund	HIEZX	PIQCX	HEQIX

Wouldn’t you rather have this
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TRUST NAME:		Eligible shareholders can sign up for
VIRTUS INSIGHT TRUST	May 1, 2010	E-Delivery at Virtus.com

Not FDIC Insured	No Bank Guarantee	May Lose Value

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. This prospectus contains important information that you should know before investing in Virtus mutual funds. Please read it carefully and retain it for future reference.

Virtus Balanced Allocation Fund

Investment Objective

The fund has an investment objective to seek to provide current income and capital appreciation.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under “Sales Charges” on page 81 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 44 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	None		None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	1.00%	(a)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class C		Class I
Management Fees		0.50%		0.50%		0.50%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%		1.00%		None
Other Expenses:
Shareholder Servicing Fees	None		None		0.05%
Remainder of Other Expenses(b)	0.38%		0.38%		0.38%
Total Other Expenses		0.38%		0.38%		0.43%
Total Annual Fund Operating Expenses		1.13%		1.88%		0.93%

(a)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(b)	Restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$684	$913	$1,161	$1,871
Class C	Sold	$291	$591	$1,016	$2,201
	Held	$191	$591	$1,016	$2,201
Class I	Sold or Held	$95	$296	$515	$1,143

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 58% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

Diversified across stocks and bonds, the fund’s strategic allocation approach seeks to generate a combination of growth and current income. The fund’s equity allocation utilizes a proprietary quantitative process designed to identify stocks with improving fundamentals and competing valuations. The fixed income allocation is highly disciplined, combining fundamental and quantitative techniques in an effort to exploit opportunities in the bond market.

Under normal market conditions, equity securities will comprise between 40% and 65% of the fund’s assets, and fixed income securities will comprise at least 25% of the fund’s assets. The fund may invest in issuers of any capitalization. The fund normally invests in investment-grade securities and maintains a dollar-weighted average portfolio maturity of between five and ten years.

Virtus Balanced Allocation Fund

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are those associated with:

>

Allocation Risk. The risk that the fund’s exposure to equities and fixed income securities, or to different asset classes, may vary from the intended allocation or may not be optimum for market conditions at a given time.

>	Call Risk. The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations.

>

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests, will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods. Investments in smaller companies may be more volatile than investments in larger companies.

>	Foreign Investing Risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts.

>	Interest Rate Risk. The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

For a more detailed description of the above risks, see “More Information About Risks Related to Principal Investment Strategies” in the fund’s statutory prospectus.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of two broad-based securities market indexes and a composite benchmark that reflects the target allocation of the fund. Updated performance information is available at www.virtus.com or by calling 800-243-1574.

Calendar year total returns for Class I Shares

Returns do not reflect sales charges applicable to other share classes and would be lower if they did.

Best Quarter: Q3/2009: 10.31%	Worst Quarter: Q4/2008: -13.42%	Year-to-date (3/31/10): 4.53%

2

Virtus Balanced Allocation Fund

Average Annual Total Returns (for the periods ended 12/31/09)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

	1 Year	5 Years	10 Years	Since Inception Class C (6/26/06)
Class I
Return Before Taxes	18.28%	2.06%	4.47%	—
Return After Taxes on Distributions	17.57%	0.75%	3.30%	—
Return After Taxes on Distributions and Sale of Fund Shares	12.02%	1.43%	3.39%	—
Class A
Return Before Taxes	11.36%	0.61%	3.59%	—
Class C
Return Before Taxes	17.31%	—	—	0.04%
Russell 1000® Index	28.43%	0.79%	-0.49%	-1.18%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%	6.81%
Balanced Benchmark	19.50%	2.77%	2.55%	2.37%

The Russell 1000® Index is a market capitalization-weighted index of the 1000 largest companies in the Russell universe, which comprises the 3000 largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment-grade fixed rate bond market. The indexes are calculated on a total-return basis. The Balanced Benchmark consists of an allocation of 60% Russell 1000® Index and 40% Barclays Capital U.S. Aggregate Bond Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc.

The fund’s subadviser is Harris Investment Management, Inc. (“Harris”).

>	Laura Alter, Senior Partner and Managing Director, Fixed Income, is a manager of the fund. Ms. Alter has been Portfolio Manager of the fund since 2005.

>	Thomas P. Lettenberger, CFA, Partner, is a manager of the fund. Mr. Lettenberger has been Portfolio Manager of the fund since 2009.

>	Daniel L. Sido, Senior Partner and Managing Director, Equities, is a manager of the fund. Mr. Sido has been Portfolio Manager of the fund since 2006.

>	Maureen Svagera, CFA, Senior Partner, is a manager of the fund. Ms. Svagera has been Portfolio Manager of the fund since 2006.

Purchase and Sale of Fund Shares

Purchase Minimums (except Class I Shares)
Minimum Initial Purchase	$500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$25
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$25
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

In general, you can buy or sell shares of the fund by mail or telephone on any business day. You can generally pay for shares by check or wire. (You may be charged wire fees or other transaction fees; ask your financial advisor.) When selling shares, you will receive a check, unless you request a wire. Payment for shares redeemed generally is made

3

Virtus Balanced Allocation Fund

within seven days. You also may buy and sell shares through a financial advisor. Orders to buy and sell shares are processed at the next NAV (share price) to be calculated after we receive your request in good order. NAVs are calculated only on days when the New York Stock Exchange is open for regular trading. For more information about buying and selling shares, ask your financial advisor or see “Your Account” on page 86, “How to Buy Shares” on page 87 and “How to Sell Shares” on page 88 of the fund’s prospectus.

Taxes

The fund’s distributions are taxable to you either as ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

4

Virtus Core Equity Fund

Investment Objective

The fund has an investment objective to seek to provide capital appreciation.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under “Sales Charges” on page 81 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 44 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	None		None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	1.00%	(a)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class C		Class I
Management Fees		0.70%		0.70%		0.70%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%		1.00%		None
Other Expenses:
Shareholder Servicing Fees	None		None		0.05%
Remainder of Other Expenses(b)	0.33%		0.33%		0.33%
Total Other Expenses		0.33%		0.33%		0.38%
Total Annual Fund Operating Expenses		1.28%		2.03%		1.08%

(a)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(b)	Restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$698	$958	$1,237	$2,031
Class C	Sold	$306	$637	$1,093	$2,358
	Held	$206	$637	$1,093	$2,358
Class I	Sold or Held	$110	$343	$595	$1,317

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 83% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

The Fund is a large-cap core portfolio built utilizing a systematic process focusing on fundamentals, investor interest, and valuations. The subadviser employs a proprietary quantitative model to identify companies with higher growth rates while utilizing fundamental research to confirm the model’s indicators and capture qualitative data.

Under normal circumstances, the fund invests at least 80% of its assets in common stocks. These stocks are generally of companies with market capitalizations in excess of $1 billion at time of purchase.

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time

5

Virtus Core Equity Fund

you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are those associated with:

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods. Investments in smaller companies may be more volatile than investments in larger companies.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

For a more detailed description of the above risks, see “More Information About Risks Related to Principal Investment Strategies” in the fund’s statutory prospectus.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at www.virtus.com or by calling 800-243-1574.

Calendar year total returns for Class I Shares

Returns do not reflect sales charges applicable to other share classes and would be lower if they did.

Best Quarter: Q2/2003: 13.85%	Worst Quarter: Q4/2008: -17.84%	Year-to-date (3/31/10): 4.59%

Average Annual Total Returns (for the periods ended 12/31/09)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

	1 Year	5 Years	10 Years	Since Inception Class C (6/26/06)
Class I
Return Before Taxes	20.41%	1.31%	-0.23%	—
Return After Taxes on Distributions	20.31%	0.04%	-1.23%	—
Return After Taxes on Distributions and Sale of Fund Shares	13.38%	1.01%	-0.36%	—
Class A
Return Before Taxes	13.25%	-0.12%	-1.05%	—
Class C
Return Before Taxes	19.27%	—	—	-1.72%
S&P 500® Index	26.46%	0.42%	-0.96%	-1.07%

The S&P 500® Index is a free-float adjusted market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested.

6

Virtus Core Equity Fund

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc.

The fund’s subadviser is Harris Investment Management, Inc. (“Harris”).

>	T. Andrew Janes, J.D., CFA, Partner, is a manager of the fund. Mr. Janes has been Portfolio Manager of the fund since 1999.

>	Daniel L. Sido, Senior Partner and Managing Director, Co-Head of Equities, is a manager of the fund. Mr. Sido has been Portfolio Manager of the fund since 2005.

Purchase and Sale of Fund Shares

Purchase Minimums (except Class I Shares)
Minimum Initial Purchase	$500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$25
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$25
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

In general, you can buy or sell shares of the fund by mail or telephone on any business day. You can generally pay for shares by check or wire. (You may be charged wire fees or other transaction fees; ask your financial advisor.) When selling shares, you will receive a check, unless you request a wire. Payment for shares redeemed generally is made within seven days. You also may buy and sell shares through a financial advisor. Orders to buy and sell shares are processed at the next NAV (share price) to be calculated after we receive your request in good order. NAVs are calculated only on days when the New York Stock Exchange is open for regular trading. For more information about buying and selling shares, ask your financial advisor or see “Your Account” on page 86, “How to Buy Shares” on page 87 and “How to Sell Shares” on page 88 of the fund’s prospectus.

Taxes

The fund’s distributions are taxable to you either as ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

7

Virtus Disciplined Small-Cap Opportunity Fund

Investment Objective

The fund has an investment objective to seek to provide capital appreciation.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under “Sales Charges” on page 81 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 44 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	None		None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	1.00%	(a)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class C		Class I
Management Fees		0.75%		0.75%		0.75%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%		1.00%		None
Other Expenses:
Shareholder Servicing Fees	None		None		0.05%
Remainder of Other Expenses(b)	0.43%		0.43%		0.43%
Total Other Expenses		0.43%		0.43%		0.48%
Total Annual Fund Operating Expenses		1.43%		2.18%		1.23%

(a)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(b)	Restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$712	$1,001	$1,312	$2,190
Class C	Sold	$321	$682	$1,169	$2,513
	Held	$221	$682	$1,169	$2,513
Class I	Sold or Held	$125	$390	$676	$1,489

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 109% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

This fund invests in small-cap companies by utilizing a systematic process focusing on fundamentals, investor interest and valuations. The subadviser employs a proprietary quantitative model to identify companies with higher growth rates while utilizing fundamental research to confirm the model’s indicators and capture qualitative data.

Under normal circumstances, the fund invests at least 80% of its assets in the securities of small-cap companies. These securities will normally be equities and equity-like instruments. The fund’s subadviser normally considers small-cap companies to include those with a market capitalization no larger than that of the largest company in the Russell 2000® Index, a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe. As of December 31, 2009, the Russell 2000® Index was comprised of stocks with market capitalizations ranging from $20.3 million to $5.5 billion.

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time

8

Virtus Disciplined Small-Cap Opportunity Fund

you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are those associated with:

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods.

>	Growth Stocks Risk. The risk that the fund will underperform when growth investing is out of favor or that the fund’s investments will not appreciate as anticipated.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>	Small Company Risk. The risk that the fund’s investments in small companies will be more volatile than investments in larger companies.

For a more detailed description of the above risks, see “More Information About Risks Related to Principal Investment Strategies” in the fund’s statutory prospectus.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at www.virtus.com or by calling 800-243-1574.

Calendar year total returns for Class I Shares

Returns do not reflect sales charges applicable to other share classes and would be lower if they did.

Best Quarter: Q2/2003: 23.18%	Worst Quarter: Q4/2008: -26.01%	Year-to-date (3/31/10): 6.00%

Average Annual Total Returns (for the periods ended 12/31/09)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

	1 Year	5 Years	10 Years	Since Inception Class C (6/26/06)
Class I
Return Before Taxes	23.27%	-4.44%	2.17%	—
Return After Taxes on Distributions	23.27%	-6.18%	0.45%	—
Return After Taxes on Distributions and Sale of Fund Shares	15.13%	-3.28%	1.89%	—
Class A
Return Before Taxes	15.82%	-5.81%	1.31%	—
Class C
Return Before Taxes	21.99%	—	—	-8.95%
S&P 500® Index	26.46%	0.42%	-0.96%	-1.07%
Russell 2000® Index	27.17%	0.51%	3.51%	-2.10%

9

Virtus Disciplined Small-Cap Opportunity Fund

The S&P 500® Index is a free-float adjusted market capitalization-weighted index of 500 of the largest U.S. companies. The Russell 2000® Index is a market-capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The indexes are calculated on a total return basis with dividends reinvested.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc.

The fund’s subadviser is Harris Investment Management, Inc. (“Harris”).

>	Thomas P. Lettenberger, CFA, Partner, is a manager of the fund. Mr. Lettenberger has been Portfolio Manager of the fund since 2006.

>	Todd Sanders, CFA, Principal, is a manager of the fund. Mr. Sanders has been Portfolio Manager of the fund since 2006.

Purchase and Sale of Fund Shares

Purchase Minimums (except Class I Shares)
Minimum Initial Purchase	$500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$25
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$25
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

In general, you can buy or sell shares of the fund by mail or telephone on any business day. You can generally pay for shares by check or wire. (You may be charged wire fees or other transaction fees; ask your financial advisor.) When selling shares, you will receive a check, unless you request a wire. Payment for shares redeemed generally is made within seven days. You also may buy and sell shares through a financial advisor. Orders to buy and sell shares are processed at the next NAV (share price) to be calculated after we receive your request in good order. NAVs are calculated only on days when the New York Stock Exchange is open for regular trading. For more information about buying and selling shares, ask your financial advisor or see “Your Account” on page 86, “How to Buy Shares” on page 87 and “How to Sell Shares” on page 88 of the fund’s prospectus.

Taxes

The fund’s distributions are taxable to you either as ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

10

Virtus Disciplined Small-Cap Value Fund

Investment Objective

The fund has an investment objective to seek to provide capital appreciation, with income as a secondary objective.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under “Sales Charges” on page 81 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 44 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	None		None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	1.00%	(a)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class C		Class I
Management Fees		0.70%		0.70%		0.70%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%		1.00%		None
Other Expenses:
Shareholder Servicing Fees	None		None		0.05%
Remainder of Other Expenses(b)	0.49%		0.49%		0.49%
Total Other Expenses		0.49%		0.49%		0.54%
Total Annual Fund Operating Expenses		1.44%		2.19%		1.24%

(a)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(b)	Restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$713	$1,004	$1,317	$2,200
Class C	Sold	$322	$685	$1,175	$2,524
	Held	$222	$685	$1,175	$2,524
Class I	Sold or Held	$126	$393	$681	$1,500

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 67% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

This fund invests in small-cap companies by utilizing a systematic process focusing on fundamentals, investor interest and valuations. The subadviser employs a proprietary quantitative model to identify companies with higher growth rates while utilizing fundamental research to confirm the model’s indicators and capture qualitative data.

Under normal circumstances, the fund invests at least 80% of its assets in the securities of small-cap companies. These securities will normally be equities and equity-like instruments. The fund’s subadviser normally considers small-cap companies to include those with a market capitalization no larger than that of the largest company in the Russell 2000® Index, a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe. As of December 31, 2009, the Russell 2000® Index was comprised of stocks with market capitalizations ranging from $20.3 million to $5.5 billion.

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time

11

Virtus Disciplined Small-Cap Value Fund

you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are those associated with:

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>	Small Company Risk. The risk that the fund’s investments in small companies will be more volatile than investments in larger companies.

>	Value Stocks Risk. The risk that the fund will underperform when value investing is out of favor or that the fund’s investments will not appreciate in value as anticipated.

For a more detailed description of the above risks, see “More Information About Risks Related to Principal Investment Strategies” in the fund’s statutory prospectus.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at www.virtus.com or by calling 800-243-1574.

Calendar year total returns for Class I Shares

Returns do not reflect sales charges applicable to other share classes and would be lower if they did.

Best Quarter: Q2/2003: 20.16%	Worst Quarter: Q4/2008: -23.67%	Year-to-date (3/31/10): 8.16%

Average Annual Total Returns (for the periods ended 12/31/09)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

	1 Year	5 Years	10 Years	Since Inception Class C (6/26/06)
Class I
Return Before Taxes	13.79%	-2.43%	7.28%	—
Return After Taxes on Distributions	13.78%	-4.23%	5.50%	—
Return After Taxes on Distributions and Sale of Fund Shares	8.97%	-1.84%	6.17%	—
Class A
Return Before Taxes	6.96%	-3.82%	6.38%	—
Class C
Return Before Taxes	12.60%	—	—	-6.81%
S&P 500® Index	26.46%	0.42%	-0.96%	-1.07%
Russell 2000® Value Index	20.58%	-0.01%	8.27%	-3.46%

12

Virtus Disciplined Small-Cap Value Fund

The S&P 500® Index is a free-float adjusted market capitalization-weighted index of 500 of the largest U.S. companies. The Russell 2000® Value Index is a market-capitalization-weighted index of value-oriented stocks of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The indexes are calculated on a total return basis with dividends reinvested.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc.

The fund’s subadviser is Harris Investment Management, Inc. (“Harris”).

>	Thomas P. Lettenberger, CFA, Partner, is a manager of the fund. Mr. Lettenberger has been Portfolio Manager of the fund since 2006.

>	Todd Sanders, CFA, Principal, is a manager of the fund. Mr. Sanders has been Portfolio Manager of the fund since 2006.

Purchase and Sale of Fund Shares

Purchase Minimums (except Class I Shares)
Minimum Initial Purchase	$500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$25
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$25
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

In general, you can buy or sell shares of the fund by mail or telephone on any business day. You can generally pay for shares by check or wire. (You may be charged wire fees or other transaction fees; ask your financial advisor.) When selling shares, you will receive a check, unless you request a wire. Payment for shares redeemed generally is made within seven days. You also may buy and sell shares through a financial advisor. Orders to buy and sell shares are processed at the next NAV (share price) to be calculated after we receive your request in good order. NAVs are calculated only on days when the New York Stock Exchange is open for regular trading. For more information about buying and selling shares, ask your financial advisor or see “Your Account” on page 86, “How to Buy Shares” on page 87 and “How to Sell Shares” on page 88 of the fund’s prospectus.

Taxes

The fund’s distributions are taxable to you either as ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

13

Virtus Emerging Markets Opportunities Fund

Investment Objective

The fund has an investment objective to seek to provide capital appreciation.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under “Sales Charges” on page 81 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 44 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	None		None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	1.00%	(a)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class C		Class I
Management Fees		1.00%		1.00%		1.00%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%		1.00%		None
Other Expenses:
Shareholder Servicing Fees	None		None		0.05%
Acquired Fund Fees and Expenses(b)	0.01%		0.01%		0.01%
Remainder of Other Expenses(c)	0.53%		0.53%		0.53%
Total Other Expenses		0.54%		0.54%		0.59%
Total Annual Fund Operating Expenses		1.79%		2.54%		1.59%

(a)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(b)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

(c)	Restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$746	$1,106	$1,489	$2,559
Class C	Sold	$357	$791	$1,350	$2,875
	Held	$257	$791	$1,350	$2,875
Class I	Sold or Held	$162	$502	$866	$1,889

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 50% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

This fund offers investors exposure to emerging economies through well-established companies. The securities selected for inclusion in the fund are those that in the opinion of the subadviser are well-managed businesses with consistent operating histories and financial performance that have favorable long-term economic prospects and, in most cases, generate free cash flow. Over full market cycles, the investment style is designed with the objective of capturing part of the up market cycles and may offer protection in down market cycles.

Under normal circumstances, the fund invests at least 80% of its assets in equity securities of issuers located in emerging markets countries; such issuers may be of any capitalization. Emerging markets countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe. In

14

Virtus Emerging Markets Opportunities Fund

determining “location” of an issuer, the subadviser primarily relies on the country where the issuer is incorporated. However, the country of risk is ultimately determined based on analysis of the following criteria: actual building address (domicile), primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated. This evaluation is conducted so as to determine that the issuer’s assets are exposed to the economic fortunes and risks of the designated country.

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are those associated with:

>

Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods. Investments in small and medium-sized companies may be more volatile than investments in larger companies.

>	Foreign Investing Risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts.

>

Geographic Concentration Risk. The risk that events negatively affecting the fiscal stability of a particular country or region in which the fund focuses its investments, will cause the value of the fund’s shares to decrease, perhaps significantly. To the extent the fund concentrates its assets in a particular country or region, the fund is more vulnerable to financial, economic or other political developments in that country or region as compared to a fund that does not concentrate holdings in a particular country or region.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

For a more detailed description of the above risks, see “More Information About Risks Related to Principal Investment Strategies” in the fund’s statutory prospectus.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at www.virtus.com or by calling 800-243-1574.

Calendar year total returns for Class I Shares

Returns do not reflect sales charges applicable to other share classes and would be lower if they did.

Best Quarter: Q2/2009: 26.74%	Worst Quarter: Q3/2008: -21.96%	Year-to-date (3/31/10): 3.21%

15

Virtus Emerging Markets Opportunities Fund

Average Annual Total Returns (for the periods ended 12/31/09)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

	1 Year	5 Years	10 Years	Since Inception Class C (6/26/06)
Class I
Return Before Taxes	48.52%	13.42%	9.03%	—
Return After Taxes on Distributions	48.24%	9.77%	7.13%	—
Return After Taxes on Distributions and Sale of Fund Shares	31.93%	11.26%	7.74%	—
Class A
Return Before Taxes	39.60%	11.84%	8.12%	—
Class C
Return Before Taxes	47.29%	—	—	9.63%
S&P 500® Index	26.46%	0.42%	-0.96%	-1.07%
MSCI Emerging Markets Free Index (net)	78.51%	15.51%	9.78%	12.85%

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The MSCI Emerging Markets Free Index (net) is a free float-adjusted market capitalization-weighted index that measures developed equity market performance in the global emerging markets. The indexes are calculated on a total return basis with net dividends reinvested.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc.

The fund’s subadviser is Vontobel Asset Management, Inc. (“Vontobel”).

>	Rajiv Jain, a Senior Vice President and Managing Director of Vontobel, is the manager of the fund. Mr. Jain has been Portfolio Manager of the fund since 2006.

Purchase and Sale of Fund Shares

Purchase Minimums (except Class I Shares)
Minimum Initial Purchase	$500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$25
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$25
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

In general, you can buy or sell shares of the fund by mail or telephone on any business day. You can generally pay for shares by check or wire. (You may be charged wire fees or other transaction fees; ask your financial advisor.) When selling shares, you will receive a check, unless you request a wire. Payment for shares redeemed generally is made within seven days. You also may buy and sell shares through a financial advisor. Orders to buy and sell shares are processed at the next NAV (share price) to be calculated after we receive your request in good order. NAVs are calculated only on days when the New York Stock Exchange is open for regular trading. For more information about buying and selling shares, ask your financial advisor or see “Your Account” on page 86, “How to Buy Shares” on page 87 and “How to Sell Shares” on page 88 of the fund’s prospectus.

16

Virtus Emerging Markets Opportunities Fund

Taxes

The fund’s distributions are taxable to you either as ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

17

Virtus High Yield Income Fund

Investment Objective

The fund has an investment objective to seek to provide a high level of total return through a combination of income and capital appreciation.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under “Sales Charges” on page 81 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 44 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	4.75%	None		None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	1.00%	(a)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class C		Class I
Management Fees		0.45%		0.45%		0.45%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%		1.00%		None
Other Expenses:
Shareholder Servicing Fees	None		None		0.05%
Acquired Fund Fees and Expenses(b)	0.01%		0.01%		0.01%
Remainder of Other Expenses	0.42%		0.42%		0.42%
Total Other Expenses		0.43%		0.43%		0.48%
Total Annual Fund Operating Expenses		1.13%		1.88%		0.93%

(a)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(b)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

(c)	Restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$585	$817	$1,068	$1,784
Class C	Sold	$291	$591	$1,016	$2,201
	Held	$191	$591	$1,016	$2,201
Class I	Sold or Held	$95	$296	$515	$1,143

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 117% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

The fund is appropriate for investors seeking diversification and the potential rewards associated with investing in high-yield, high-risk fixed income securities. High-yield, high-risk fixed income securities are those that are rated below investment grade. The fund seeks an overall credit quality that is higher than the traditional high-yield bond fund, with the objective of increased risk-adjusted return potential. The fund will generally overweight sectors and industries with companies that in the opinion of the subadviser are well valued and whose business profiles are viewed to be improving.

18

Virtus High Yield Income Fund

Under normal circumstances, the fund invests at least 80% of its assets in a diversified portfolio of domestic and foreign high yield, high-risk fixed income securities. The subadviser attempts to maintain the duration of the fund at a level similar to that of its style benchmark, the Barclays Capital High Yield 2% Issuer Cap Index.

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are those associated with:

>	Call Risk. The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations.

>

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.

>

High Yield-High Risk Fixed Income Securities (Junk Bonds) Risk. The risk that the issuers of high yield-high risk securities in the fund’s portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

>	Income Risk. The risk that income received from the fund will vary widely over the short- and long-term.

>	Interest Rate Risk. The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.

>	Long-Term Maturities/Durations Risk. The risk of greater price fluctuations than would be associated with securities having shorter maturities or durations.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Mortgage-Backed and Asset-Backed Securities Risk. The risk that the impairment of the value of collateral underlying a mortgage-backed or asset-backed security, such as due to non-payment of loans, will result in a reduction in the value of such security.

For a more detailed description of the above risks, see “More Information About Risks Related to Principal Investment Strategies” in the fund’s statutory prospectus.

19

Virtus High Yield Income Fund

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over the life of the fund. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at www.virtus.com or by calling 800-243-1574.

Calendar year total returns for Class I Shares

Returns do not reflect sales charges applicable to other share classes and would be lower if they did.

Best Quarter: Q2/2009: 11.28%	Worst Quarter: Q4/2008: -13.71%	Year-to-date (3/31/10): 3.16%

Average Annual Total Returns (for the periods ended 12/31/09)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

			Since Inception
	1 Year	5 Years	Class A (5/14/04)	Class C (6/26/06)	Class I (9/20/02)
Class I
Return Before Taxes	31.67%	2.75%	—	—	6.25%
Return After Taxes on Distributions	27.65%	0.03%	—	—	3.44%
Return After Taxes on Distributions and Sale of Fund Shares	20.29%	0.74%	—	—	3.72%
Class A
Return Before Taxes	25.35%	1.54%	3.29%	—	—
Class C
Return Before Taxes	30.49%	—	—	2.48%	—
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	5.34%	6.81%	4.84%
Barclays Capital High Yield 2% Issuer Cap Index	58.76%	6.49%	8.06%	7.96%	10.33%

The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The Barclays Capital U.S. High-Yield 2% Issuer Capped Bond Index is a market capitalization-weighted index that measures fixed rate non-investment grade debt securities of U.S. and non-U.S. corporations. No single issuer accounts for more than 2% of market cap. The indexes are calculated on a total return basis.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

20

Virtus High Yield Income Fund

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc.

The fund’s subadviser is SCM Advisors, LLC (“SCM Advisors”).

>	Robert L. Bishop, CFA, Chief Investment Officer for Fixed Income at SCM Advisors, is a manager of the fund. Mr. Bishop has been Portfolio Manager of the fund since 2008.

>	Maxwell E. Bublitz, CFA, Chief Strategist and Portfolio Manager at SCM Advisors, is a manager of the fund. Mr. Bublitz has been Portfolio Manager of the fund since 2008.

>	Bradley Kane, a fixed income portfolio manager at SCM Advisors, is a manager of the fund. Mr. Kane has been Portfolio Manager of the fund since 2009.

Purchase and Sale of Fund Shares

Purchase Minimums (except Class I Shares)
Minimum Initial Purchase	$500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$25
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$25
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

In general, you can buy or sell shares of the fund by mail or telephone on any business day. You can generally pay for shares by check or wire. (You may be charged wire fees or other transaction fees; ask your financial advisor.) When selling shares, you will receive a check, unless you request a wire. Payment for shares redeemed generally is made within seven days. You also may buy and sell shares through a financial advisor. Orders to buy and sell shares are processed at the next NAV (share price) to be calculated after we receive your request in good order. NAVs are calculated only on days when the New York Stock Exchange is open for regular trading. For more information about buying and selling shares, ask your financial advisor or see “Your Account” on page 86, “How to Buy Shares” on page 87 and “How to Sell Shares” on page 88 of the fund’s prospectus.

Taxes

The fund’s distributions are taxable to you either as ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

21

Virtus Insight Government Money Market Fund

Investment Objective

The fund has an investment objective to seek to provide as high a level of current income from government obligations as is consistent with preservation of capital and liquidity.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class I
Management Fees		0.10%		0.10%
Distribution and Shareholder Servicing (12b-1) Fees		0.10%		None
Other Expenses:
Shareholder Servicing Fees	0.25%		0.05%
Remainder of Other Expenses	0.14%		0.14%
Total Other Expenses		0.39%		0.19%
Total Annual Fund Operating Expenses		0.59%		0.29%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$60	$189	$329	$738
Class I	Sold or Held	$30	$93	$163	$368

Investments, Risks and Performance

Principal Investment Strategies

With an emphasis on preservation of capital and liquidity, this fund seeks to generate high current income by investing in high-quality short-term money market instruments that, in the opinion of the fund’s subadviser, present minimal credit risks. The fund normally invests at least 80% of its assets in government money market securities.

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The principal risks of investing in the fund are those associated with:

>	Counterparty Risk. The risk that a party upon whom the fund relies to consummate a transaction will default.

>

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.

>	Income Risk. The risk that income received from the fund will vary widely over the short-and long-term.

>	Principal Stability Risk. The risk that the fund may not be able to maintain a stable net asset value of $1.00.

>

U.S. Government Securities Risk. The risk that the U.S. Government securities in the fund’s portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

For a more detailed description of the above risks, see “More Information About Risks Related to Principal Investment Strategies” in the fund’s statutory prospectus.

22

Virtus Insight Government Money Market Fund

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. Updated performance information is available at www.virtus.com or by calling 800-243-1574.

Calendar year total returns for Class I Shares

Best Quarter: Q4/2000: 1.61%	Worst Quarter: Q4/2009: 0.02%	Year-to-date (3/31/10): 0.00%

Average Annual Total Returns (for the periods ended 12/31/09)

	1 Year	5 Years	10 Years
Class I	0.30%	3.10%	2.96%
Class A	0.09%	2.81%	2.64%

As of December 31, 2009, the fund’s 7-day yield for Class A Shares was 0.01% and for Class I Shares was 0.03%. For current yield information, call 1-800-243-1574.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc.

The fund’s subadviser is Harris Investment Management, Inc. (“Harris”).

>	Peter J. Arts, Partner and Director, Short Duration Fixed Income, is a manager of the fund. Mr. Arts has served as Portfolio Manager of the fund since 2004.

>	Boyd R. Eager, Principal, is a manager of the fund. Mr. Eager has served as Portfolio Manager of the fund since 2004.

Purchase and Sale of Fund Shares

Purchase Minimums (Class A Shares)
Minimum Initial Purchase	$500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$25
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$25
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

In general, you can buy or sell shares of the fund by mail or telephone on any business day. You can generally pay for shares by check or wire. (You may be charged wire fees or other transaction fees; ask your financial advisor.) When selling shares, you will receive a check, unless you request a wire. Payment for shares redeemed generally is made within one day. You also may buy and sell shares through a financial advisor. Orders to buy and sell shares are processed at the next NAV (share price) to be calculated after we receive your request in good order. NAVs are calculated only on days when the U.S. bond market is open for regular trading. Purchase and redemption procedure, including dividend eligibility, as well as NAV calculation policies, are described in greater detail in the fund’s statutory prospectus. For more information about buying and selling shares, ask your financial advisor or see “Your Account” on page 86, “How to Buy Shares” on page 87 and “How to Sell Shares” on page 88 of the fund’s statutory prospectus.

23

Virtus Insight Government Money Market Fund

Taxes

The fund’s distributions are taxable to you either as ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

24

Virtus Insight Money Market Fund

Investment Objective

The fund has an investment objective to seek to provide as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class I
Management Fees		0.10%		0.10%
Distribution and Shareholder Servicing (12b-1) Fees		0.10%		None
Other Expenses:
Shareholder Servicing Fees	0.25%		0.05%
Acquired Fund Fees and Expenses(a)	0.02%		0.02%
Remainder of Other Expenses	0.14%		0.14%
Total Other Expenses		0.41%		0.21%
Total Annual Fund Operating Expenses		0.61%		0.31%

(a)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$62	$195	$340	$762
Class I	Sold or Held	$32	$100	$174	$393

Investments, Risks and Performance

Principal Investment Strategies

The fund invests only in high-quality short-term money market instruments that, in the opinion of the fund’s subadviser, present minimal credit risks. The fund invests in a broad range of short-term money market instruments, including U.S. Government securities, repurchase agreements, as well as bank and commercial obligations. Commercial paper purchases by the fund will consist of U.S. dollar-denominated direct obligations of domestic and foreign corporate issuers, including bank holding companies.

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The principal risks of investing in the fund are those associated with:

>	Counterparty Risk. The risk that a party upon whom the fund relies to consummate a transaction will default.

>

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.

>	Foreign Investing Risk. The risk that the prices of the foreign securities may be more volatile that those of their domestic counterparts.

>	Income Risk. The risk that income received from the fund will vary widely over the short-and long-term.

25

Virtus Insight Money Market Fund

>	Principal Stability Risk. The risk that the fund may not be able to maintain a stable net asset value of $1.00.

For a more detailed description of the above risks, see “More Information About Risks Related to Principal Investment Strategies” in the fund’s prospectus.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. Updated performance information is available at www.virtus.com or by calling 800-243-1574.

Calendar year total returns for Class I Shares

Best Quarter: Q4/2000: 1.66%	Worst Quarter: Q3/2009: 0.08%	Year-to-date (3/31/10): 0.02%

Average Annual Total Returns (for the periods ended 12/31/09)

	1 Year	5 Years	10 Years
Class I	0.62%	3.37%	3.16%
Class A	0.31%	3.07%	2.83%

As of December 31, 2009, the fund’s 7-day yield for Class A Shares was 0.01% and for Class I Shares was 0.17%. (These yields reflect non-recurring income received from a security class action settlement.) For current yield information, call 1-800-243-1574.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc.

The fund’s subadviser is Harris Investment Management, Inc. (“Harris”).

>	Peter J. Arts, Partner and Director, Short Duration Fixed Income, is a manager of the fund. Mr. Arts has served as Portfolio Manager of the fund since 2004.

>	Boyd R. Eager, Principal, is a manager of the fund. Mr. Eager has served as Portfolio Manager of the fund since 2004.

Purchase and Sale of Fund Shares

Purchase Minimums (Class A Shares)
Minimum Initial Purchase	$500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$25
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$25
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

In general, you can buy or sell shares of the fund by mail or telephone on any business day. You can generally pay for shares by check or wire. (You may be charged wire fees or other transaction fees; ask your financial advisor.) When selling shares, you will receive a check, unless you request a wire. Payment for shares redeemed generally is made within one day. You also may buy and sell shares through a financial advisor. Orders to buy and sell shares are processed at the next NAV (share price) to be calculated after we receive your request in good order. NAVs are

26

Virtus Insight Money Market Fund

calculated only on days when the U.S. bond market is open for regular trading. Purchase and redemption procedure, including dividend eligibility, as well as NAV calculation policies, are described in greater detail in the fund’s statutory prospectus. For more information about buying and selling shares, ask your financial advisor or see “Your Account” on page 86, “How to Buy Shares” on page 87 and “How to Sell Shares” on page 88 of the fund’s statutory prospectus.

Taxes

The fund’s distributions are taxable to you either as ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

27

Virtus Insight Tax-Exempt Money Market Fund

Investment Objective

The fund has an investment objective to seek to provide as high a level of current income that is exempt from federal income taxes as is consistent with its investment policies and with preservation of capital and liquidity.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class I
Management Fees		0.10%		0.10%
Distribution and Shareholder Servicing (12b-1) Fees		0.10%		None
Other Expenses:
Shareholder Servicing Fees	0.25%		0.05%
Acquired Fund Fees and Expenses(a)	0.01%		0.01%
Remainder of Other Expenses	0.12%		0.12%
Total Other Expenses		0.38%		0.18%
Total Annual Fund Operating Expenses		0.58%		0.28%

(a)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$59	$186	$324	$726
Class I	Sold or Held	$29	$90	$157	$356

Investments, Risks and Performance

Principal Investment Strategies

The fund normally invests primarily in U.S. dollar-denominated municipal securities. Under normal circumstances, the fund invests at least 80% of its assets in high-quality short-term money market instruments that generate income that is generally exempt from federal income tax and not subject to the alternative minimum tax.

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The principal risks of investing in the fund are those associated with:

>	Counterparty Risk. The risk that a party upon whom the fund relies to consummate a transaction will default.

>

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.

>	Income Risk. The risk that income received from the fund will vary widely over the short-and long-term.

>	Municipal Market Risk. The risk that events negatively impacting a particular municipal security, or the municipal bond market in general, will cause the fund’s investments to decrease in value.

>	Principal Stability Risk. The risk that the fund may not be able to maintain a stable net asset value of $1.00.

>	Tax-Exempt Securities Risk. The risk that tax-exempt securities may not provide a higher after-tax return than taxable securities.

28

Virtus Insight Tax-Exempt Money Market Fund

>

Tax Liability Risk. The risk that noncompliant conduct by a municipal bond issuer, or certain adverse interpretations or actions by a government or tax authority, could cause interest from a security to become taxable, possibly retroactively, subjecting shareholders to increased tax liability.

For a more detailed description of the above risks, see “More Information About Risks Related to Principal Investment Strategies” in the fund’s prospectus.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. Updated performance information is available at www.virtus.com or by calling 800-243-1574.

Calendar year total returns for Class I Shares

Best Quarter: Q4/2000: 1.03%	Worst Quarter: Q4/2009: 0.04%	Year-to-date (3/31/10): 0.02%

Average Annual Total Returns (for the periods ended 12/31/09)

	1 Year	5 Years	10 Years
Class I	0.36%	2.34%	2.16%
Class A	0.09%	2.03%	1.82%

As of December 31, 2009, the fund’s 7-day yield for Class A Shares was 0.01% and for Class I Shares was 0.19%. For current yield information, call 1-800-243-1574.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc.

The fund’s subadviser is Harris Investment Management, Inc. (“Harris”).

>	Peter J. Arts, Partner and Director, Short Duration Fixed Income, is a manager of the fund. Mr. Arts has served as Portfolio Manager of the fund since 2004.

>	Boyd R. Eager, Principal, is a manager of the fund. Mr. Eager has served as Portfolio Manager of the fund since 2006.

Purchase and Sale of Fund Shares

Purchase Minimums (Class A Shares)
Minimum Initial Purchase	$500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$25
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$25
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

29

Virtus Insight Tax-Exempt Money Market Fund

In general, you can buy or sell shares of the fund by mail or telephone on any business day. You can generally pay for shares by check or wire. (You may be charged wire fees or other transaction fees; ask your financial advisor.) When selling shares, you will receive a check, unless you request a wire. Payment for shares redeemed generally is made within one day. You also may buy and sell shares through a financial advisor. Orders to buy and sell shares are processed at the next NAV (share price) to be calculated after we receive your request in good order. NAVs are calculated only on days when the U.S. bond market is open for regular trading. Purchase and redemption procedure, including dividend eligibility, as well as NAV calculation policies, are described in greater detail in the fund’s statutory prospectus. For more information about buying and selling shares, ask your financial advisor or see “Your Account” on page 86, “How to Buy Shares” on page 87 and “How to Sell Shares” on page 88 of the fund’s statutory prospectus.

Taxes

Distributions of net investment income attributed to the tax-exempt interest earned by the fund and designated as “exempt-interest dividends” will be exempt from the federal income tax. Such net investment income attributable to “private activity” bonds (other than private activity bonds issued in 2009 or 2010) may be a preference item for purposes of the federal alternative minimum tax. Income exempt from federal tax may be subject to state and local income tax. The fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

30

Virtus Intermediate Government Bond Fund

Investment Objective

The fund has an investment objective to seek to provide a high level current income, consistent with preservation of capital.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under “Sales Charges” on page 81 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 44 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class I
Management Fees		0.45%		0.45%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%		None
Other Expenses:
Shareholder Servicing Fees	None		0.05%
Remainder of Other Expenses(a)	0.41%		0.41%
Total Other Expenses		0.41%		0.46%
Total Annual Fund Operating Expenses		1.11%		0.91%

(a)	Restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$583	$811	$1,058	$1,762
Class I	Sold or Held	$93	$290	$504	$1,120

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

The fund invests primarily in intermediate-term government bonds seeking to provide investors an attractive total return and income. The fund focuses on macroeconomic analysis, interest rate dynamics and structural review in an effort to identify attractive investment opportunities and construct a diversified portfolio of fixed income securities.

Under normal circumstances, the fund invests at least 80% of its assets government bonds, which are U.S. Treasury securities or securities issued by U.S. government agencies. The fund normally maintains a dollar-weighted average portfolio maturity (or average life with respect to mortgage-backed and asset-backed securities) of between three and ten years.

31

Virtus Intermediate Government Bond Fund

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are those associated with:

>	Call Risk. The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations.

>

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.

>	Income Risk. The risk that income received from the fund will vary widely over the short- and long-term.

>	Interest Rate Risk. The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Mortgage-Backed and Asset-Backed Securities Risk. The risk that the impairment of the value of collateral underlying a mortgage-backed or asset-backed security, such as due to non-payment of loans, will result in a reduction in the value of such security.

>

U.S. Government Securities Risk. The risk that the impairment of the value of collateral underlying a mortgage-backed or asset-backed security, such as due to non-payment of loans, will result in a reduction in the value of such security.

For a more detailed description of the above risks, see “More Information About Risks Related to Principal Investment Strategies” in the fund’s statutory prospectus.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at www.virtus.com or by calling 800-243-1574.

Calendar year total returns for Class I Shares

Returns do not reflect sales charges applicable to other share classes and would be lower if they did.

Best Quarter: Q4/2008: 6.11%	Worst Quarter: Q2/2004: -2.44%	Year-to-date (3/31/10): 1.19%

32

Virtus Intermediate Government Bond Fund

Average Annual Total Returns (for the periods ended 12/31/09)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

	1 Year	5 Years	10 Years
Class I
Return Before Taxes	0.99%	4.82%	6.04%
Return After Taxes on Distributions	-0.08%	3.30%	4.23%
Return After Taxes on Distributions and Sale of Fund Shares	0.68%	3.22%	4.11%
Class A
Return Before Taxes	-4.04%	3.54%	5.26%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%
Barclays Capital U.S. Intermediate Government Bond Index	-0.32%	4.74%	5.65%

The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The Barclays Capital U.S. Intermediate Government Bond Index measures intermediate-term bonds issued by the U.S. Treasury, government agencies, and quasi-federal corporations with maturities from 1 to 9.99 years. The indexes are calculated on a total return basis.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc.

The fund’s subadviser is Harris Investment Management, Inc. (“Harris”).

>	Laura Alter, Senior Partner and Managing Director, Fixed Income, is a manager of the fund. Ms. Alter has been Portfolio Manager of the fund since 2005.

>	Carol H. Lyons, Partner, is a manager of the fund. Ms. Lyons has been Portfolio Manager of the fund since May 2006.

>	Maureen Svagera, CFA, Senior Partner, is a manager of the fund. Ms. Svagera has been Portfolio Manager of the fund since 1997.

Purchase and Sale of Fund Shares

Purchase Minimums (except Class I Shares)
Minimum Initial Purchase	$500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$25
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$25
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

In general, you can buy or sell shares of the fund by mail or telephone on any business day. You can generally pay for shares by check or wire. (You may be charged wire fees or other transaction fees; ask your financial advisor.) When selling shares, you will receive a check, unless you request a wire. Payment for shares redeemed generally is made within seven days. You also may buy and sell shares through a financial advisor. Orders to buy and sell shares are processed at the next NAV (share price) to be calculated after we receive your request in good order. NAVs are calculated only on days when the New York Stock Exchange is open for regular trading. For more information about buying and selling shares, ask your financial advisor or see “Your Account” on page 86, “How to Buy Shares” on page 87 and “How to Sell Shares” on page 88 of the fund’s prospectus.

33

Virtus Intermediate Government Bond Fund

Taxes

The fund’s distributions are taxable to you either as ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

34

Virtus Intermediate Tax-Exempt Bond Fund

Investment Objective

The fund has an investment objective to seek to provide a high level of current income that is exempt from federal income tax.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under “Sales Charges” on page 81 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 44 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	4.75%	None		None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	1.00%	(a)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class C		Class I
Management Fees		0.45%		0.45%		0.45%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%		1.00%		None
Other Expenses:
Shareholder Servicing Fees	None		None		0.05%
Acquired Fund Fees and Expenses(b)	0.01%		0.01%		0.01%
Remainder of Other Expenses(c)	0.32%		0.32%		0.32%
Total Other Expenses		0.33%		0.33%		0.38%
Total Annual Fund Operating Expenses		1.03%		1.78%		0.83%

(a)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(b)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

(c)	Restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$575	$787	$1,017	$1,675
Class C	Sold	$281	$560	$964	$2,095
	Held	$181	$560	$964	$2,095
Class I	Sold or Held	$85	$265	$460	$1,025

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 101% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

The fund seeks to generate high current income exempt from federal income tax by investing primarily in intermediate-term municipal securities. The fund employs an interest rate strategy to help manage the downside risk of rate movements on the portfolio. This is backed by extensive credit analysis to help maintain a high quality portfolio.

Under normal circumstances, the fund invests at least 80% of its assets in tax-exempt bonds, generally municipal securities. The fund normally maintains a dollar-weighted average maturity of between three and fourteen years.

35

Virtus Intermediate Tax-Exempt Bond Fund

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are those associated with:

>	Borrowing Risk. The risk that the costs of borrowing may exceed the income from investments made with such leverage.

>	Call Risk. The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations.

>

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.

>	Income Risk. The risk that income received from the fund will vary widely over the short- and long-term.

>	Interest Rate Risk. The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>	Municipal Bond Market Risk. The risk that events negatively impacting a particular municipal security, or the municipal bond market in general, will cause the fund’s investments to decrease in value.

>	Tax-Exempt Securities Risk. The risk that tax-exempt securities may not provide a higher rate of return than taxable securities.

>

Tax Liability Risk. The risk that noncompliant conduct by a municipal bond issuer, or certain adverse interpretations or actions by a government or tax authority, could cause interest from a security to become taxable, possibly retroactively, subjecting shareholders to increased tax liability.

>

U.S. Government Securities Risk. The risk that the impairment of the value of collateral underlying a mortgage-backed or asset-backed security, such as due to non-payment of loans, will result in a reduction in the value of such security.

For a more detailed description of the above risks, see “More Information About Risks Related to Principal Investment Strategies” in the fund’s statutory prospectus.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at www.virtus.com or by calling 800-243-1574.

Calendar year total returns for Class I Shares

Returns do not reflect sales charges applicable to other share classes and would be lower if they did.

Best Quarter: Q3/2009: 10.29%	Worst Quarter: Q3/2008: -4.67%	Year-to-date (3/31/10): 1.28%

36

Virtus Intermediate Tax-Exempt Bond Fund

Average Annual Total Returns (for the periods ended 12/31/09)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

				Since Inception
	1 Year	5 Years	10 Years	Class A (1/16/01)	Class C (6/26/06)
Class I
Return Before Taxes	17.76%	3.86%	5.32%	—	—
Return After Taxes on Distributions	17.74%	3.76%	5.27%	—	—
Return After Taxes on Distributions and Sale of Fund Shares	13.11%	3.88%	5.21%	—	—
Class A
Return Before Taxes	11.88%	2.60%	—	3.72%	—
Class C
Return Before Taxes	16.69%	—	—	—	3.83%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%	5.73%	6.81%
Barclays Capital 3-15 Year Blend (2-17) Municipal Bond Index	9.46%	4.49%	5.60%	5.02%	5.75%

The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The Barclays Capital 3-15 Year Blend (2-17) Municipal Bond Index is an unmanaged index of investment-grade municipal bonds with maturities of 3-15 years. The indexes are calculated on a total return basis.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc.

The fund’s subadviser is Harris Investment Management, Inc. (“Harris”).

>	Laura Alter, Senior Partner and Managing Director, Fixed Income, is a manager of the fund. Ms. Alter has been Portfolio Manager of the fund since 2006.

>	Michael Janik, CFA, Principal, is a manager of the fund. Mr. Janik was appointed a Portfolio Manager of the fund in May 2010.

>	George W. Selby, CFA, Partner, is a manager of the fund. Mr. Selby has been Portfolio Manager of the fund since 1998.

Purchase and Sale of Fund Shares

Purchase Minimums (except Class I Shares)
Minimum Initial Purchase	$500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$25
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$25
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

In general, you can buy or sell shares of the fund by mail or telephone on any business day. You can generally pay for shares by check or wire. (You may be charged wire fees or other transaction fees; ask your financial advisor.) When selling shares, you will receive a check, unless you request a wire. Payment for shares redeemed generally is made within seven days. You also may buy and sell shares through a financial advisor. Orders to buy and sell shares are processed at the next NAV (share price) to be calculated after we receive your request in good order. NAVs are calculated only on days when the New York Stock Exchange is open for regular trading. For more information about buying and selling shares, ask your financial advisor or see “Your Account” on page 86, “How to Buy Shares” on page 87 and “How to Sell Shares” on page 88 of the fund’s prospectus.

37

Virtus Intermediate Tax-Exempt Bond Fund

Taxes

Distributions of net investment income attributed to the tax-exempt interest earned by the fund and designated as “exempt-interest dividends” will be exempt from the federal income tax. Such net investment income attributable to “private activity” bonds (other than private activity bonds issued in 2009 or 2010) may be a preference item for purposes of the federal alternative minimum tax. Income exempt from federal tax may be subject to state and local income tax. The fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

38

Virtus Short/Intermediate Bond Fund

Investment Objective

The fund has an investment objective to seek to provide a high level of total return, including a competitive level of current income.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under “Sales Charges” on page 81 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 44 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	4.75%	None		None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	1.00%	(a)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class C		Class I
Management Fees		0.55%		0.55%		0.55%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%		1.00%		None
Other Expenses:
Shareholder Servicing Fees	None		None		0.05%
Remainder of Other Expenses(b)	0.29%		0.29%		0.29%
Total Other Expenses		0.29%		0.29%		0.34%
Total Annual Fund Operating Expenses		1.09%		1.84%		0.89%

(a)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(b)	Restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$581	$805	$1,047	$1,741
Class C	Sold	$287	$579	$995	$2,159
	Held	$187	$579	$995	$2,159
Class I	Sold or Held	$91	$284	$493	$1,096

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

The fund focuses on investment-grade assets using a balanced approach consisting of yield curve management, sector allocation and security selection in an effort to provide excess return with lower risk over time. The fund invests at least 80% of its assets primarily in bonds with a short/intermediate-term average maturity, as these bonds tend to offer a buffer against rising interest rates.

Under normal market conditions, the fund invests at least 80% of its assets in bonds with a short/intermediate-term average maturity. The fund normally maintains a dollar-weighted average maturity (or average life with respect to mortgage-backed and asset-backed securities) of between two and five years.

39

Virtus Short/Intermediate Bond Fund

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are those associated with:

>	Borrowing Risk. The risk that the costs of borrowing may exceed the income from investments made with such leverage.

>	Call Risk. The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations.

>

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.

>	Foreign Investing Risk. The risk that the prices of the foreign securities may be more volatile that those of their domestic counterparts.

>	Income Risk. The risk that income received from the fund will vary widely over the short-and long-term.

>	Interest Rate Risk. The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Mortgage-Backed and Asset-Backed Securities Risk. The risk that the impairment of the value of collateral underlying a mortgage-backed or asset-backed security, such as due to non-payment of loans, will result in a reduction in the value of such security.

For a more detailed description of the above risks, see “More Information About Risks Related to Principal Investment Strategies” in the fund’s statutory prospectus.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at www.virtus.com or by calling 800-243-1574.

Calendar year total returns for Class I Shares

Returns do not reflect sales charges applicable to other share classes and would be lower if they did.

Best Quarter: Q2/2009: 5.42%	Worst Quarter: Q3/2008: -3.18%	Year-to-date (3/31/10): 2.25%

40

Virtus Short/Intermediate Bond Fund

Average Annual Total Returns (for the periods ended 12/31/09)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

	1 Year	5 Years	10 Years	Since Inception (6/26/06)
Class I
Return Before Taxes	13.39%	4.16%	5.23%	—
Return After Taxes on Distributions	11.66%	2.63%	3.46%	—
Return After Taxes on Distributions and Sale of Fund Shares	8.65%	2.64%	3.40%	—
Class A
Return Before Taxes	7.63%	2.87%	4.45%	—
Class C
Return Before Taxes	12.26%	—	—	4.58%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.87%	6.33%	6.81%
Barclays Capital U.S. Intermediate Government/Credit Bond Index	5.24%	4.66%	5.93%	6.40%

The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The Barclays Capital U.S. Intermediate Government/Credit Bond Index measures U.S. investment grade government and corporate debt securities with an average maturity of 4 to 5 years. The indexes are calculated on a total return basis.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc.

The fund’s subadviser is Harris Investment Management, Inc. (“Harris”).

>	Laura Alter, Senior Partner and Managing Director, Fixed Income, is a manager of the fund. Ms. Alter has been Portfolio Manager of the fund since 1994.

>	Carol H. Lyons, Partner, is a manager of the fund. Ms. Lyons has been Portfolio Manager of the fund since 2005.

>	Maureen Svagera, CFA, Senior Partner, is a manager of the fund. Ms. Svagera has been Portfolio Manager of the fund since 1996

Purchase and Sale of Fund Shares

Purchase Minimums (except Class I Shares)
Minimum Initial Purchase	$500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$25
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$25
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

In general, you can buy or sell shares of the fund by mail or telephone on any business day. You can generally pay for shares by check or wire. (You may be charged wire fees or other transaction fees; ask your financial advisor.) When selling shares, you will receive a check, unless you request a wire. Payment for shares redeemed generally is made within seven days. You also may buy and sell shares through a financial advisor. Orders to buy and sell shares are processed at the next NAV (share price) to be calculated after we receive your request in good order. NAVs are calculated only on days when the New York Stock Exchange is open for regular trading. For more information about buying and selling shares, ask your financial advisor or see “Your Account” on page 86, “How to Buy Shares” on page 87 and “How to Sell Shares” on page 88 of the fund’s prospectus.

Taxes

The fund’s distributions are taxable to you either as ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

41

Virtus Short/Intermediate Bond Fund

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

42

Virtus Tax-Exempt Bond Fund

Investment Objective

The fund has an investment objective to seek to provide a high level of current income that is exempt from federal income tax.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under “Sales Charges” on page 81 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 44 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	4.75%	None		None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	1.00%	(a)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class C		Class I
Management Fees		0.45%		0.45%		0.45%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%		1.00%		None
Other Expenses:
Shareholder Servicing Fees	None		None		0.05%
Acquired Fund Fees and Expenses(b)	0.01%		0.01%		0.01%
Remainder of Other Expenses(c)	0.34%		0.34%		0.34%
Total Other Expenses		0.35%		0.35%		0.40%
Total Annual Fund Operating Expenses		1.05%		1.80%		0.85%

(a)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(b)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

(c)	Restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$577	$793	$1,027	$1,697
Class C	Sold	$283	$566	$975	$2,116
	Held	$183	$566	$975	$2,116
Class I	Sold or Held	$87	$271	$471	$1,049

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 91% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

The fund seeks to generate high current income exempt from federal income tax by investing in a diversified portfolio of municipal bonds with varying maturities. The fund employs an interest rate strategy to help manage the downside risk of rate movements on this portfolio. This is backed by extensive analysis to help maintain a high quality portfolio. Under normal circumstances, the fund invests at least 80% of its assets in tax-exempt bonds, generally municipal bonds with varying maturities.

43

Virtus Tax-Exempt Bond Fund

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are those associated with:

>	Borrowing Risk. The risk that the costs of borrowing may exceed the income from investments made with such leverage.

>	Call Risk. The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations.

>

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.

>	Income Risk. The risk that income received from the fund will vary widely over the short- and long-term.

>	Interest Rate Risk. The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>	Municipal Bond Market Risk. The risk that events negatively impacting a particular municipal security, or the municipal bond market in general, will cause the fund’s investments to decrease in value.

>	Tax-Exempt Securities Risk. The risk that tax-exempt securities may not provide a higher rate of return than taxable securities.

>

Tax Liability Risk. The risk that noncompliant conduct by a municipal bond issuer, or certain adverse interpretations or actions by a government or tax authority, could cause interest from a security to become taxable, possibly retroactively, subjecting shareholders to increased tax liability.

For a more detailed description of the above risks, see “More Information About Risks Related to Principal Investment Strategies” in the fund’s statutory prospectus.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at www.virtus.com or by calling 800-243-1574.

Calendar year total returns for Class I Shares

Returns do not reflect sales charges applicable to other share classes and would be lower if they did.

Best Quarter: Q3/2009: 10.03%	Worst Quarter: Q3/2008: -5.64%	Year-to-date (3/31/10): 1.74%

44

Virtus Tax-Exempt Bond Fund

Average Annual Total Returns (for the periods ended 12/31/09)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

				Since Inception
	1 Year	5 Years	10 Years	Class A (1/30/01)	Class C (6/26/06)
Class I
Return Before Taxes	18.26%	4.43%	6.27%	—	—
Return After Taxes on Distributions	18.22%	4.28%	6.17%	—	—
Return After Taxes on Distributions and Sale of Fund Shares	13.58%	4.38%	6.08%	—	—
Class A
Return Before Taxes	12.36%	3.16%	—	4.58%	—
Class C
Return Before Taxes	17.18%	—	—	—	4.49%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%	5.67%	6.81%
Barclays Capital Municipal Bond Index	12.91%	4.32%	5.75%	5.05%	5.13%

The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The Barclays Capital Municipal Bond Index is a market capitalization-weighted index that measures the long-term tax-exempt bond market. The indexes are calculated on a total return basis.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc.

The fund’s subadviser is Harris Investment Management, Inc. (“Harris”).

>	Laura Alter, Senior Partner and Managing Director, Fixed Income, is a manager of the fund. Ms. Alter has been Portfolio Manager of the fund since 2006.

>	Michael Janik, CFA, Principal, was appointed a Portfolio Manager of the fund in May 2010.

>	George W. Selby, Partner, is a manager of the fund. Mr. Selby has been Portfolio Manager of the fund since 1998.

Purchase and Sale of Fund Shares

Purchase Minimums (except Class I Shares)
Minimum Initial Purchase	$500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$25
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$25
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

In general, you can buy or sell shares of the fund by mail or telephone on any business day. You can generally pay for shares by check or wire. (You may be charged wire fees or other transaction fees; ask your financial advisor.) When selling shares, you will receive a check, unless you request a wire. Payment for shares redeemed generally is made within seven days. You also may buy and sell shares through a financial advisor. Orders to buy and sell shares are processed at the next NAV (share price) to be calculated after we receive your request in good order. NAVs are calculated only on days when the New York Stock Exchange is open for regular trading. For more information about buying and selling shares, ask your financial advisor or see “Your Account” on page 86, “How to Buy Shares” on page 87 and “How to Sell Shares” on page 88 of the fund’s prospectus.

45

Virtus Tax-Exempt Bond Fund

Taxes

Distributions of net investment income attributed to the tax-exempt interest earned by the fund and designated as “exempt-interest dividends” will be exempt from the federal income tax. Such net investment income attributable to “private activity” bonds (other than private activity bonds issued in 2009 or 2010) may be a preference item for purposes of the federal alternative minimum tax. Income exempt from federal tax may be subject to state and local income tax. The fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

46

Virtus Value Equity Fund

Investment Objective

The fund has an investment objective to seek to provide capital appreciation and current income.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under “Sales Charges” on page 81 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 44 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	None		None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	1.00%	(a)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class C		Class I
Management Fees		0.70%		0.70%		0.70%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%		1.00%		None
Other Expenses:
Shareholder Servicing Fees	None		None		0.05%
Remainder of Other Expenses(b)	0.28%		0.28%		0.28%
Total Other Expenses		0.28%		0.28%		0.33%
Total Annual Fund Operating Expenses		1.23%		1.98%		1.03%

(a)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(b)	Restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$693	$943	$1,212	$1,978
Class C	Sold	$301	$621	$1,068	$2,306
	Held	$201	$621	$1,068	$2,306
Class I	Sold or Held	$105	$328	$569	$1,259

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 64% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

The fund invests in value-oriented large-cap companies utilizing a systematic process of focusing on fundamentals, investor interest and valuations. The subadviser employs a proprietary quantitative model designed to identify companies with higher growth rates while utilizing fundamental research to confirm the model’s indicators and capture qualitative data.

Under normal circumstances, the fund invests at least 80% of its assets in common stocks. These stocks are generally of companies with market capitalization in excess of $1 billion at time of purchase.

47

Virtus Value Equity Fund

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are those associated with:

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods. Investments in small and medium-sized companies may be more volatile than investments in larger companies.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>	Value Stocks Risk. The risk that the fund will underperform when value investing is out of favor or that the fund’s investments will not appreciate in value as anticipated.

For a more detailed description of the above risks, see “More Information About Risks Related to Principal Investment Strategies” in the fund’s statutory prospectus.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at www.virtus.com or by calling 800-243-1574.

Calendar year total returns for Class I Shares

Returns do not reflect sales charges applicable to other share classes and would be lower if they did.

Best Quarter: Q3/2009: 13.62%	Worst Quarter: Q4/2008: -21.21%	Year-to-date (3/31/10): 5.43%

48

Virtus Value Equity Fund

Average Annual Total Returns (for the periods ended 12/31/09)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

	1 Year	5 Years	10 Years	Since Inception (6/26/06)
Class I
Return Before Taxes	16.24%	1.28%	3.03%	—
Return After Taxes on Distributions	16.00%	0.09%	1.64%	—
Return After Taxes on Distributions and Sale of Fund Shares	10.82%	1.23%	2.29%	—
Class A
Return Before Taxes	9.26%	-0.16%	2.16%	—
Class C
Return Before Taxes	14.96%	—	—	-3.56%
S&P 500® Index	26.46%	0.42%	-0.96%	-1.07%
Russell 1000® Value Index	19.69%	-0.25%	2.47%	-3.75%

The S&P 500® Index is a free-float adjusted market capitalization-weighted index of 500 of the largest U.S. companies. The Russell 1000® Value Index is a market-capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe which comprises the 3,000 largest U.S companies. The indexes are calculated on a total return basis with dividends reinvested.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc.

The fund’s subadviser is Harris Investment Management, Inc. (“Harris”).

>	T. Andrew Janes, J.D., CFA Partner, is a manager of the fund. Mr. Janes has been Portfolio Manager of the fund since 2003.

>	Daniel L. Sido, Senior Partner and Managing Director, Equities, is a manager of the fund. Mr. Sido has been Portfolio Manager of the fund since 2005.

Purchase and Sale of Fund Shares

Purchase Minimums (except Class I Shares)
Minimum Initial Purchase	$500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$25
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$25
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

In general, you can buy or sell shares of the fund by mail or telephone on any business day. You can generally pay for shares by check or wire. (You may be charged wire fees or other transaction fees; ask your financial advisor.) When selling shares, you will receive a check, unless you request a wire. Payment for shares redeemed generally is made within seven days. You also may buy and sell shares through a financial advisor. Orders to buy and sell shares are processed at the next NAV (share price) to be calculated after we receive your request in good order. NAVs are calculated only on days when the New York Stock Exchange is open for regular trading. For more information about buying and selling shares, ask your financial advisor or see “Your Account” on page 86, “How to Buy Shares” on page 87 and “How to Sell Shares” on page 88 of the fund’s prospectus.

Taxes

The fund’s distributions are taxable to you either as ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

49

Virtus Value Equity Fund

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

50

More Information About Fund Expenses

VIA has voluntarily agreed to limit the total operating expenses (excluding interest, taxes, extraordinary expenses and acquired fund fees and expenses, if any) of certain of the funds so that such expenses do not exceed, on an annualized basis, the amounts indicated in the following table.

	Class A Shares	Class C Shares	Class I Shares
Virtus Intermediate Government Bond Fund	0.90%	N/A	0.70%
Virtus Intermediate Tax-Exempt Bond Fund	0.85%	1.60%	0.65%
Virtus Short/Intermediate Bond Fund	0.95%	1.70%	0.75%
Virtus Tax-Exempt Bond Fund	0.85%	1.60%	0.65%

VIA may discontinue these arrangements at any time. Under certain conditions, VIA may recapture operating expenses waived or reimbursed under these arrangements subsequent to August 23, 2007 for a period of three years following the fiscal year in which such reimbursement and/or waiver occurred.

With respect to all of the funds, the funds’ distributor has voluntarily agreed to waive the Class I Shares shareholder servicing fees. The distributor may discontinue this voluntary waiver at any time.

With respect to the Insight Government Money Market Fund, the Insight Money Market Fund and the Insight Tax-Exempt Money Market Fund, the distributor may from time to time waive the Distribution (12b-1) Fees and/or Shareholder Servicing Fees on Class A Shares. If waived, the Distribution (12b-1) Fees and/or Shareholder Servicing Fees may be reinstated at any time.

For those funds operating under an expense reimbursement arrangement and/or fee waiver, total (net) fund operating expenses, including acquired fund fees and expenses, if any, after effect of any expense reimbursement and/or fee waivers for the prior fiscal year were:

	Class A Shares	Class C Shares	Class I Shares
Virtus Balanced Allocation Fund	1.07%	1.82%	0.82%
Virtus Core Equity Fund	1.22%	1.97%	0.97%
Virtus Disciplined Small-Cap Opportunity	1.37%	2.11%	1.11%
Virtus Disciplined Small-Cap Value Fund	1.41%	2.17%	1.14%
Virtus Emerging Markets Opportunities Fund	1.73%	2.50%	1.48%
Virtus High Yield Income Fund	1.07%	1.80%	0.80%
Virtus Insight Government Money Market Fund	0.46%	N/A	0.24%
Virtus Insight Money Market Fund	0.57%	N/A	0.25%
Virtus Insight Tax-Exempt Money Market Fund	0.51%	N/A	0.23%
Virtus Intermediate Government Bond Fund	0.90%	N/A	0.65%
Virtus Intermediate Tax-Exempt Bond Fund	0.86%	1.61%	0.61%
Virtus Short/Intermediate Bond Fund	0.95%	1.70%	0.70%
Virtus Tax-Exempt Bond Fund	0.86%	1.61%	0.61%
Virtus Value Equity Fund	1.17%	1.92%	0.92%

Virtus Mutual Funds	51

More Information About Investment Objectives and Principal Investment Strategies

The investment objectives and principal strategies of each fund are described in this section. Each of the following funds has either a fundamental or a non-fundamental investment objective as noted below. A fundamental investment objective may only be changed with shareholder approval. A non-fundamental investment objective may be changed by the Board of Trustees of that fund without shareholder approval. If a fund’s investment objective is changed, the prospectus will be supplemented to reflect the new investment objective. To the extent that there is a material change in a fund’s investment objective, shareholders will be provided with reasonable notice. There is no guarantee that a fund will achieve its objective.

Please see the Statement of Additional Information for additional information about the securities and investment strategies described in this prospectus and about additional securities and investment strategies that may be used by the funds.

52	Virtus Mutual Funds

Virtus Balanced Allocation Fund

Non-Fundamental Investment Objective:

The fund has an investment objective to seek to provide current income and capital appreciation.

Principal Investment Strategies:

The fund invests in a portfolio of equity and fixed income securities. Under normal market conditions, equity securities will comprise between 40% and 65% of the fund’s assets, and fixed income securities will comprise at least 25% of the fund’s assets.

The fund may invest in the equity securities of companies of any size. As of December 31, 2009, the market capitalizations of the equity issuers in which the fund was invested ranged from $102.3 million to $322.7 billion.

The fixed income portion of the fund will be invested primarily in bonds, which are debt instruments that normally pay a set amount of interest on a regular basis; repay the face amount, or principal, at a stated future date; and are issued by domestic and foreign corporations, federal and state governments, and their agencies. The fund normally invests in investment-grade securities and maintains a dollar-weighted average portfolio maturity (or average life with respect to mortage-backed and asset-backed securities) of between five and ten years.

The fund’s subadviser reviews and adjusts the blend of the securities in an effort to enhance returns based on current market conditions, interest rate projections and other economic factors. The fund seeks to achieve an overall return comprising between 40% and 65% of the return of Russell 1000® Index and between 35% and 60% of the Barclays Capital U.S. Aggregate Index.

Temporary Defensive Strategy: During periods of adverse market conditions, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by holding all or part of its assets in cash or short-term money market instruments including obligations of the U.S. Government, high-quality commercial paper, certificates of deposit, bankers acceptances, bank interest-bearing demand accounts, and repurchase agreements secured by U.S. Government securities. When this allocation happens, the fund may not achieve its objective.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund.

Virtus Balanced Allocation Fund	53

Virtus Core Equity Fund

Non-Fundamental Investment Objective:

The fund has an investment objective to seek to provide capital appreciation.

Principal Investment Strategies:

Under normal circumstances, the fund invests at least 80% of its assets in common stocks. These stocks are generally of companies with market capitalizations in excess of $1 billion at time of purchase. At December 31, 2009, the market capitalizations of the equity issuers in which the fund was invested ranged from $2.2 billion to $322.7 billion. The fund’s policy of investing of at least 80% of its assets in common stocks may be changed only upon 60 days’ written notice to shareholders.

The fund’s subadviser selects securities that it considers to be undervalued and to represent growth opportunities. The subadviser considers many factors, but there is a focus on a company’s sales, earnings and valuation.

Temporary Defensive Strategy: During periods of adverse market conditions, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by holding all or part of its assets in cash or short-term money market instruments including obligations of the U.S. Government, high-quality commercial paper, certificates of deposit, bankers’ acceptances, bank interest-bearing demand accounts, and repurchase agreements secured by U.S. Government securities. When this allocation happens, the fund may not achieve its objective.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.

54	Virtus Core Equity Fund

Virtus Disciplined Small-Cap Opportunity Fund

Non-Fundamental Investment Objective:

The fund has an investment objective to seek to provide capital appreciation.

Principal Investment Strategies:

Under normal circumstances, the fund invests at least 80% of its assets in the securities of small-cap companies. These securities will normally be equities and equity-like instruments. The fund’s subadviser normally considers small-cap companies to include those with a market capitalization no larger than that of the largest company in the Russell 2000® Index, an index comprised of stocks with market capitalizations ranging from $20.3 million to $5.5 billion at December 31, 2009. As of December 31, 2009, the market capitalization of the equity issuers in which the fund was invested ranged from $149.8 million to $3 billion. The fund’s policy of investing at least 80% of its assets in the securities of small-cap companies may be changed only upon 60 days’ written notice to shareholders.

The fund seeks to invest in the securities of companies that the subadviser believes have growth potential. In selecting securities, the subadviser focuses on those companies that appear to have potential for above-average sales and earnings growth but are attractively valued relatives to the securities of comparable companies.

The subadviser seeks to maintain a risk level approximating that of the Russell 2000® Index.

Temporary Defensive Strategy: During periods of adverse market conditions, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by holding all or part of its assets in cash or short-term money market instruments including obligations of the U.S. Government, high-quality commercial paper, certificates of deposit, bankers’ acceptances, bank interest-bearing demand accounts, and repurchase agreements secured by U.S. Government securities. When this allocation happens, the fund may not achieve its objective.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.

Virtus Disciplined Small-Cap Opportunity Fund	55

Virtus Disciplined Small-Cap Value Fund

Non-Fundamental Investment Objective:

The fund has an investment objective to seek provide capital appreciation, with income as a secondary objective.

Principal Investment Strategies:

Under normal circumstances, the fund invests at least 80% of its assets in the securities of small-cap companies. These securities will normally be equities and equity-like instruments. The fund’s subadviser normally considers small-cap companies to include those with a market capitalization no larger than that of the largest company in the Russell 2000® Index, an index comprised of stocks with market capitalizations ranging from $20.3 million to $5.5 billion at December 31, 2009. As of December 31, 2009, the market capitalizations of the equity issuers in which the fund was invested ranged from $31.7 million to $3.9 billion. The fund’s policy of investing at least 80% if its assets in the securities of small-cap companies may be changed only upon 60 days’ written notice to shareholders.

The subadviser selects securities it considers to be undervalued at the time of purchase. The subadviser uses a value investment strategy that seeks companies that are attractively valued relative to the securities of comparable companies. In searching for stocks with lower than average valuations, the subadviser considers, among other things, price-to-earnings and price-to-book ratios.

The subadviser seeks to maintain a risk level approximating that of the Russell 2000® Value Index, an index that measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

Temporary Defensive Strategy: During periods of adverse market conditions, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by holding all or part of its assets in cash or short-term money market instruments including obligations of the U.S. Government, high-quality commercial paper, certificates of deposit, bankers’ acceptances, bank interest-bearing demand accounts, and repurchase agreements secured by U.S. Government securities. When this allocation happens, the fund may not achieve its objective.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.

56	Virtus Disciplined Small-Cap Value Fund

Virtus Emerging Markets Opportunities Fund

Non-Fundamental Investment Objective:

The fund has an investment objective to seek to provide capital appreciation.

Principal Investment Strategies:

Under normal circumstances, at least 80% of the fund’s assets are invested in equity securities of issuers located in emerging markets countries. The World Bank and other international agencies define an emerging or developing country on the basis of such factors as trade initiatives, per capita income and level of industrialization. There are over 130 countries that are emerging or developing under this standard and approximately 40 of these countries have stock markets. Emerging markets countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe. The fund’s policy of investing at least 80% of its assets in the securities of issuers located in emerging markets countries may be changed only upon 60 days’ written notice to shareholders.

Generally, the subadviser uses a bottom-up stock and business analysis approach. The subadviser makes its assessments by examining companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. The fund may invest substantially all of its assets in common stocks if the subadviser believes that common stocks will appreciate in value. The subadviser seeks to identify attractively valued companies whose businesses are highly profitable, have consistent operating histories and financial performance and enjoy generally favorable long-term economic prospects.

A company may be undervalued when, in the opinion of the subadviser, the company is selling for a price that is below its intrinsic worth. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company or other factors. Such factors may include buying opportunities at attractive prices compared to the subadviser’s calculation of future earnings power. The subadviser believes that buying these securities at a price that is below their intrinsic worth may generate greater returns for the fund than those obtained by paying a premium price for companies currently in favor in the market.

The subadviser seeks to achieve attractive absolute returns that exceed the “normalized risk-free” rate, defined as the rate of return available on long-term government securities or their equivalent in each country in which the fund invests. Utilization of an “absolute” rather than a “relative” valuation yardstick is designed not only to achieve a satisfactory return over the risk-free rate over a full market cycle, but at the same time to seek safety of principal. The subadviser considers the riskiness of an investment to be a function of the issuer’s business rather than the volatility of its stock price.

In determining which portfolio securities to sell, the subadviser focuses on the operating results of the portfolio companies, not price quotations, to measure the success of an investment. In making sell decisions, the subadviser considers, among other things, whether a security’s price target has been met, whether there has been an overvaluation of the issuer by the market, whether there has been a clear deterioration of future earnings power and whether, in the subadviser’s opinion, there has been a loss of a long-term competitive advantage.

Temporary Defensive Strategy: If the subadviser does not believe that market conditions are favorable to the fund’s principal investment strategies, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by investing all of its assets in domestic and foreign short-term money market instruments, including government obligations, certificates of deposit, bankers’ acceptances, time deposits, commercial paper, short-term corporate debt securities and repurchase agreements. When this allocation happens, the fund may not achieve its investment objective.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.

Virtus Emerging Markets Opportunities Fund	57

Virtus High Yield Income Fund

Non-Fundamental Investment Objective:

The fund has an investment objective to seek to provide a high level of total return through a combination of income and capital appreciation.

Principal Investment Strategies:

Under normal circumstances, the fund invests at least 80% of its assets in a diversified portfolio of domestic and foreign high-yield, high-risk fixed income securities. The fund’s policy of investing 80% of its assets in high-yield, high-risk fixed income securities may be changed only upon 60 days’ written notice to shareholders.

The subadviser uses an investment process that focuses on adding value through issue selection, sector/industry selection and opportunistic trading.

•

The subadviser evaluates market conditions in the context of broad macroeconomic trends. The subadviser generally overweights those sectors/industries where well-valued companies can be identified and whose business profiles (and credit measures) are viewed to be improving.

•

The subadviser considers credit research an integral component of its higher-quality, high-yield investment process. The manager invests across the credit rating spectrum with an emphasis on securities that are moving up the credit rating scale of a nationally recognized statistical rating organization and generally those rated Ba/BB and B/B by Moody’s Investors Service, Standard & Poor’s Corporation or Fitch, at the time of investment. If after the time of investment a security’s rating declines, the fund is not obligated to sell the security.

•	Principally, securities are selected from a broad universe of domestic high-yield corporate bonds, although it may invest in other types of high-yield securities.

The subadviser attempts to maintain the duration of the fund at a level similar to that of its style benchmark. Duration measures the interest rate sensitivity of a fixed income security by assessing and weighting the present value of the security’s payment pattern. Generally, the longer the maturity the greater the duration and, therefore, the greater effect interest rate changes have on the price of the security. As of December 31, 2009, the modified adjusted duration of the Barclays Capital High Yield 2% Issuer Cap Index was 4.30 years; the modified adjusted duration of the fund was 3.86 years. Typically, for a fund maintaining a modified adjusted duration of 3.86 years, a one percent increase in interest rates would cause a 3.86% decrease in the value of the fund’s assets. Similarly, a one percent decrease in interest rates typically would cause the value of the fund’s assets to increase by 3.86%.

The subadviser’s investment strategies may result in a higher portfolio turnover rate for the fund. A high portfolio turnover rate increases transaction costs to the fund, negatively affects fund performance, and may increase capital gain distributions, resulting in greater tax liability to you.

Temporary Defensive Strategy: During periods of adverse market conditions, the fund may temporarily invest a substantial portion of its assets in investment grade fixed income securities and money market instruments. When this allocation happens, the fund may not achieve its objective.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.

58	Virtus High Yield Income Fund

Virtus Insight Government Money Market Fund

Non-Fundamental Investment Objective:

The fund has an investment objective to seek to provide as high a level of current income from government obligations as is consistent with preservation of capital and liquidity.

Principal Investment Strategies:

The fund invests only in high-quality, short-term money market instruments that, in the opinion of the fund’s subadviser, present minimal credit risks. Under normal circumstances, the fund invests at least 80% of its assets in government money market securities which are defined as:

•

U.S. Treasury securities whose interest and principal payments are backed by the full faith and credit of the U.S. Government and securities issued by U.S. Government agencies and instrumentalities whose interest and principal payments may be supported by the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates); or

•

Securities issued by the U.S Government whose interest and principal payments are not backed by the full faith and credit of the U.S. Government and may be supported by the limited authority of the issuer to borrow from the U.S. Treasury (such as securities of the Federal Home Loan Bank); the discretionary authority of the U.S. Government to purchase certain obligations (such as securities of the Federal National Mortgage Association); or the credit of the issuer only; and repurchase agreements collateralized by U.S. Government securities.

The fund’s policy of investing at least 80% of its assets in government short-term money market instruments may be changed only upon 60 days’ written notice to shareholders.

The fund will purchase only securities (other than U.S. Government securities) that have been rated within the two highest rating categories by at least two nationally recognized statistical rating organizations (or, if not rated, are considered by the adviser to be of comparable quality) unless only one such agency has rated the security. No more than 3% of the fund’s assets will be invested in the second highest rating category. The fund’s current income generally will be lower than the income provided by funds that invest in securities with longer maturities or lower quality.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.

Virtus Insight Government Money Market Fund	59

Virtus Insight Money Market Fund

Non-Fundamental Investment Objective:

The fund has an investment objective to seek to provide as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity.

Principal Investment Strategies:

The fund invests only in high-quality, short-term money market instruments that, in the opinion of the fund’s subadviser, present minimal credit risks. The fund invests in a broad range of short-term money market instruments, including U.S. Government securities, repurchase agreements, as well as bank and commercial obligations. Commercial paper purchased by the fund will consist of U.S. dollar-denominated direct obligations of domestic and foreign corporate issuers, including bank holding companies.

The fund will purchase only U.S. dollar-denominated securities. In addition, the fund will purchase only securities (other than U.S. Government securities) that have been rated within the highest rating category by at least two nationally recognized statistical rating organizations (or, if not rated, are considered by the subadviser to be of comparable quality) unless only one such agency has rated the security. The fund’s current income generally will be lower than the income provided by funds that invest in securities with longer maturities or lower quality.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.

60	Virtus Insight Money Market Fund

Virtus Insight Tax-Exempt Money Market Fund

Non-Fundamental Investment Objective:

The fund has an investment objective to seek to provide as high a level of current income that is exempt from federal income taxes, as is consistent with its investment policies and preservation of capital and liquidity.

Principal Investment Strategies:

Under normal circumstances, the fund invests at least 80% of its assets in high-quality, short-term money market instruments that generate income that is generally exempt from federal income tax and is not subject to the alternative minimum tax. This policy is fundamental and may only be changed by shareholder approval. The fund may also invest in securities that generate income that is not exempt from federal or state income tax.

Income exempt from federal or state income tax may be subject to state or local income tax. Any capital gains distributed by the fund may be taxable.

The fund will invest in primarily U.S. dollar-denominated municipal securities.

The fund will purchase only securities (other than U.S. Government securities) that have been rated within the highest rating category by at least two nationally recognized statistical rating organizations (or, if not rated, are considered by the subadviser to be of comparable quality) unless only one such agency has rated the security. The fund’s current income generally will be lower than the income provided by funds that invest in securities with longer maturities or lower quality.

Depending on market conditions, the fund may temporarily hold up to 20% of the current value of its assets in securities whose interest income is subject to taxation.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.

Virtus Insight Tax-Exempt Money Market Fund	61

Virtus Intermediate Government Bond Fund

Non-Fundamental Investment Objective:

The fund has an investment objective to seek to provide a high level of current income, consistent with preservation of capital.

Principal Investment Strategies:

Under normal circumstances, the fund invests at least 80% of its assets in Government Bonds which are defined as:

•

U.S. Treasury securities whose interest and principal payments are backed by the full faith and credit of the U.S. Government and securities issued by U.S. Government agencies and instrumentalities whose interest and principal payments may be supported by the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates); or

•

Securities issued by U.S. Government agencies whose interest and principal payments are not backed by the full faith and credit of the U.S. Government and may be supported by the limited authority of the issuer to borrow from the U.S. Treasury (such as securities of the Federal Home Loan Bank); the discretionary authority of the U.S. Government to purchase certain obligations (such as securities of the Federal National Mortgage Association); or the credit of the issuer only; and, repurchase agreements collateralized by U.S. Government securities.

The fund’s policy of investing at least 80% of its assets in Government Bonds may be changed only upon 60 days’ written notice to shareholders.

The fund’s subadviser may invest up to 20% of the fund’s assets in one or more of the following types of securities, which normally will be investment-grade:

•	Asset-backed securities

•	Non-agency mortgage-backed securities

•	Corporate bonds

The dollar-weighted average portfolio maturity (or average life with respect to mortgage-backed and asset-backed securities) generally will be in the intermediate range of between three and ten years. Maturity composition refers to the percentage of securities within specific maturity ranges as well as the aggregate weighted average portfolio maturity. As of December 31, 2009, the average maturity of the Barclays Capital U.S. Intermediate Government Bond Index was 4.02 years; the average adjusted maturity of the fund was 4.69 years.

Temporary Defensive Strategy: During periods of adverse market conditions, the fund may temporarily invest a substantial portion of its assets in investment-grade fixed income securities and money market instruments. When this allocation happens, the fund may not achieve its objective.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.

62	Virtus Intermediate Government Bond Fund

Virtus Intermediate Tax-Exempt Bond Fund

Non-Fundamental Investment Objective:

The fund has an investment objective to seek to provide a high level of current income that is exempt from federal income tax.

Principal Investment Strategies:

Under normal circumstances, the fund invests at least 80% of its assets in tax-exempt bonds, generally municipal securities. These securities generate income that is exempt from federal income tax and not subject to the federal alternative minimum tax. This policy is fundamental and may only be changed by shareholder approval. The fund may also invest in securities that generate income that is not exempt from federal or state income tax and is subject to the federal alternative minimum tax.

Income exempt from federal or state income tax may be subject to state or local income tax. Any capital gains distributed by the fund may be taxable.

The fund will normally purchase only securities that are investment grade.

The subadviser employs:

•	interest rate risk management techniques to temper the potential negative impact of interest rate increases on the fund’s share price; and

•	credit analysis to determine whether the municipalities issuing the bonds are likely to repay their debt.

The fund also may invest in U.S. Government securities and securities with various forms of credit enhancement (such as bank letters of credit). The fund may buy and sell options and interest rate futures contracts to hedge against declines in the value of portfolio securities.

Under normal market conditions, the fund’s investments will have a dollar-weighted average portfolio maturity in a range of three to fourteen years. Maturity composition refers to the percentage of securities within specific maturity ranges as well as the aggregate weighted average portfolio maturity. As of December 31, 2009, the average maturity of the Barclays Capital 3-15 Year Blend (2-17) Municipal Bond Index was 8.52 years; the average adjusted maturity of the fund was 8.26 years.

Temporary Defensive Strategy: During periods of adverse market conditions, the fund may temporarily invest a substantial portion of its assets in investment-grade fixed income securities and money market instruments. When this allocation happens, the fund may not achieve its objective.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.

Virtus Intermediate Tax-Exempt Bond Fund	63

Virtus Short/Intermediate Bond Fund

Non-Fundamental Investment Objective:

The fund has an investment objective to seek to provide a high level of total return, including a competitive level of current income.

Principal Investment Strategies:

Under normal circumstances, the fund invests at least 80% of its assets in bonds with a short/intermediate-term average maturity. “Bonds” are fixed income debt securities of various types of issuers, including corporate bonds, mortgage-backed and asset-backed securities, U.S. Government securities and other short-term instruments. The fund’s policy of investing at least 80% of its assets in short/intermediate bonds may be changed only upon 60 days’ written notice to shareholders.

The fund generally invests in investment-grade securities. Investment-grade securities are those with credit ratings, at the time of acquisition, within the four highest rating categories of a nationally recognized statistical rating organization, or if unrated, those that the subadviser determines, pursuant to procedures reviewed and approved by the Board of Trustees, are of comparable quality.

The fund may invest in bonds and debentures, U.S. Government securities, U.S. dollar-denominated debt obligations of foreign governments, mortgage-backed and asset-backed securities, municipal securities, zero-coupon securities, other floating/variable-rate obligations, and options and interest-rate futures contracts.

The fund normally maintains a dollar-weighted average maturity (or average life with respect to mortgage-backed and asset-backed securities) of between two and five years.

Temporary Defensive Strategy: During periods of adverse market conditions, the fund may temporarily invest a substantial portion of its assets in short-term U.S. Government Securities (such as Treasury bills), high-quality money market instruments and cash. When this happens, the fund may not achieve its objective.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.

64	Virtus Short/Intermediate Bond Fund

Virtus Tax-Exempt Bond Fund

Non-Fundamental Investment Objective:

The fund has an investment objective to seek to provide a high level of current income that is exempt from federal income tax.

Principal Investment Strategies:

Under normal circumstances, the fund invests at least 80% of its assets in tax-exempt bonds, generally municipal securities with varying maturities. These securities generate income that is exempt from federal income tax and not subject to the federal alternative minimum tax. This policy is fundamental and may only be changed by shareholder approval. The fund may also invest in securities that generate income that is not exempt from federal or state income tax and is subject to the federal alternative minimum tax.

Income exempt from federal or state income tax may be subject to state or local income tax. Any capital gains distributed by the fund may be taxable.

The fund will normally purchase only securities that are investment grade.

The subadviser employs:

•	interest rate risk management techniques to temper the potential negative impact of interest rate increases on the fund’s share price; and

•	credit analysis to determine whether the municipalities issuing the bonds are likely to repay their debt.

The fund also may invest in U.S. Government securities and securities with various forms of credit enhancement (such as bank letters of credit). The fund may buy and sell options and interest rate futures contracts to hedge against declines in the value of portfolio securities.

In pursuit of higher income, the subadviser normally favors longer-term bonds that typically mature in ten years or more. In exchange for this higher potential income, investors may experience higher share-price volatility than would occur through investments with shorter maturities.

Temporary Defensive Strategy: During periods of adverse market conditions, the fund may temporarily invest a substantial portion of its assets in investment-grade fixed income securities and money market instruments. When this allocation happens, the fund may not achieve its objective.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.

Virtus Tax-Exempt Bond Fund	65

Virtus Value Equity Fund

Non-Fundamental Investment Objective:

The fund has an investment objective to seek to provide capital appreciation and current income.

Principal Investment Strategies:

Under normal circumstances, the fund invests at least 80% of its assets in common stocks. These stocks are generally of companies with market capitalizations in excess of $1 billion at time of purchase. As of December 31, 2009, the market capitalizations of the equity issuers in which the fund was invested ranged from $2.2 billion to $322.7 billion.

The subadviser selects stocks that are representative of the companies found within the Russell 1000® Value Index in an effort to:

•	provide greater returns, over the long-term, than the securities comprising the Russell 1000® Value Index; and

•	maintain a risk level approximating that of the Russell 1000® Value Index.

The Russell 1000® Value Index measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

Temporary Defensive Strategy: During periods of adverse market conditions, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by holding all or part of its assets in cash or short-term money market instruments including obligations of the U.S. Government, high-quality commercial paper, certificates of deposit, bankers’ acceptances, bank interest-bearing demand accounts, and repurchase agreements secured by U.S. Government securities. When this allocation happens, the fund may not achieve its objective.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.

66	Virtus Value Equity Fund

More Information About Risks Related to Principal Investment Strategies

Each of the funds may not achieve its objective, and each is not intended to be a complete investment program.

Generally, the value of a fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of such fund’s investments decreases, you will lose money.

Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected and investments may fail to perform as the adviser or subadviser expects. As a result, the value of your shares may decrease.

Specific risks of investing in the funds are identified in the below table and described in detail following the table.

Risks	Virtus Balanced Allocation Fund	Virtus Core Equity Fund	Virtus Discip- lined Small- Cap Oppor- tunity Fund	Virtus Discip- lined Small- Cap Value Fund	Virtus Emerging Markets Oppor- tunities Fund	Virtus High Yield Income Fund	Virtus Insight Govern- ment Money Market Fund	Virtus Insight Money Market Fund	Virtus Insight Tax- Exempt Money Market Fund	Virtus Inter- mediate Govern- ment Bond Fund	Virtus Inter- mediate Tax- Exempt Bond Fund	Virtus Short/ Inter- mediate Bond Fund	Virtus Tax- Exempt Bond Fund	Virtus Value Equity Fund
Allocation	x
Borrowing											x	x	x
Counterparty							x	x	x
Debt Securities	x					x	x	x	x	x	x	x	x
Call	x					x				x	x	x	x
Credit	x					x	x	x	x	x	x	x	x
Income						x	x	x	x	x	x	x	x
Interest Rate	x					x				x	x	x	x
Long-Term Maturities/ Durations						x
Equity Securities	x	x	x	x	x									x
Growth Stocks			x
Large Market Capitalization Companies	x	x			x									x
Small Market Capitalization Companies			x	x
Small and Medium Market Capitalization Companies	x	x			x									x
Value Stocks				x										x
Foreign Investing	x				x	x		x				x
Currency Rate	x				x	x		x				x
Emerging Market Investing					x
Geographic Concentration					x
High Yield-High Risk Securities (Junk Bonds)						x
Market Volatility	x	x	x	x	x	x				x	x	x	x	x
Mortgage-Backed and Asset-Backed Securities						x				x		x
Municipal Bond Market									x		x		x
Principal Stability							x	x	x
Tax-Exempt Securities									x		x		x
Tax Liability									x		x		x
U.S. Government Securities						x	x			x	x

Virtus Mutual Funds	67

In order to determine which risks are principal risks for a fund, please refer to the table above.

Allocation Risk

A fund’s investment performance depends, in part, upon how its assets are allocated and reallocated by its adviser. If the fund’s exposure to equities and fixed income securities, or to different asset classes, deviates from the adviser’s intended allocation, or if the fund’s allocation is not optimal for market conditions at a given time, the fund’s performance may suffer.

Borrowing Risk

When a fund borrows money, it is required to maintain continuous asset coverage (total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the asset coverage declines, for example as a result of market fluctuations, the fund may be required to sell some of its portfolio holdings quickly to reduce the debt and restore the required asset coverage, even though it may be disadvantageous from an investment standpoint to do so. Borrowing may exaggerate the effect on the fund’s net asset value of any increase or decrease in the market value of the portfolio. Money borrowed will be subject to interest costs that may or may not be offset by appreciation of the securities purchased. The fund also may be subject to other conditions or fees that would increase the cost of borrowing over the stated interest rate. The various costs of borrowing may therefore ultimately exceed the income from investments made with such leverage.

Counterparty Risk

When the fund engages in investment techniques where it relies on another party to consummate the transaction, the fund is subject to the risk of default by the other party.

Debt Securities Risks

Debt securities are subject to various risks, the most prominent of which are credit risk and interest rate risk. These risks can affect a security’s price volatility to varying degrees, depending upon the nature of the instrument. Risks associated with investing in debt securities include the following:

•

Call Risk. There is a risk that issuers will prepay fixed rate obligations when interest rates fall. A fund holding callable securities therefore may be forced to reinvest in obligations with lower interest rates than the original obligations and otherwise may not benefit fully from the increase in value that other fixed income securities experience when rates decline.

•

Credit Risk. There is a risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline. Debt securities rated below investment-grade are especially susceptible to this risk.

•

Income Risk. The income shareholders receive from the fund is based primarily on the dividends and interest the fund earns from its investments, which can vary widely over the short- and long-term. If prevailing market interest rates drop, distribution rates of the fund’s preferred stock holdings and any bond holdings could drop as well. The fund’s income also would likely be affected adversely when prevailing short-term interest rates increase.

•

Interest Rate Risk. The values of debt securities usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument’s value usually will not affect the amount of interest income paid to the fund, but will affect the value of the fund’s shares. Interest rate risk is generally greater for investments with longer maturities.

Certain securities pay interest at variable or floating rates. Variable rate securities reset at specified intervals, while floating rate securities reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the effect of changes in market interest rates on the value of the security. However, some securities do not track the underlying index directly, but reset based on formulas that can produce an effect similar to leveraging; others may also provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change.

68	Virtus Mutual Funds

Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore it might not benefit from any increase in value as a result of declining interest rates.

•

Long-Term Maturities/Durations Risk. Fixed income securities with longer maturities or durations may be subject to greater price fluctuations due to interest rate, tax law, and general market changes than securities with shorter maturities or durations.

Equity Securities Risks

Generally, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (such as changes in inflation or consumer demand) and to events that affect particular issuers (such as news about the success or failure of a new product). Equity securities also are subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by the fund goes down, the value of the fund’s shares will be affected.

•

Growth Stocks. There is a possibility that the fund’s focus on growth investing will cause the fund to underperform when growth investing is out of favor, or the fund’s investments will not appreciate as anticipated. Growth investing may increase the volatility of the fund’s share price.

•

Large Market Capitalization Companies. The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

•

Small Market Capitalization Companies. Small companies often have narrower markets, fewer products or services to offer, and more limited managerial and financial resources than larger, more established companies. As a result, the performance of small companies may be more volatile, and they may face a greater risk of business failure, which could increase the volatility and risk of loss to the fund.

•

Small and Medium Market Capitalization Companies. Small and medium-sized companies often have narrower markets, fewer products or services to offer, and more limited managerial and financial resources than larger, more established companies. As a result, the performance of small and medium-sized companies may be more volatile, and they may face a greater risk of business failure, which could increase the volatility and risk of loss to the fund.

•

Value Stocks Risk. There is a possibility that the fund’s focus on value investing will cause the fund to underperform when value investing is out of favor, or that investments in companies whose securities are believed to be undervalued, do not appreciate in value as anticipated. Value investing may increase the volatility of the fund’s share price.

Foreign Investing Risks

Investing in securities of non-U.S. companies involves special risks and considerations not typically associated with investing in U.S. companies, and the values of non-U.S. securities may be more volatile than those of U.S. securities. The values of non-U.S. securities are subject to economic and political developments in countries and regions where the issuers operate or are domiciled, or where the securities are traded, such as changes in economic or monetary policies, and to changes in currency exchange rates. Values may also be affected by restrictions on receiving the investment proceeds from a non-U.S. country.

In general, less information is publicly available about non-U.S. companies than about U.S. companies. Non-U.S. companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. Certain foreign issuers classified as passive foreign investment companies may be subject to additional taxation risk.

•

Currency Rate Risk. Because the foreign securities in which the fund invests generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the fund’s net asset value, the value of dividends

Virtus Mutual Funds	69

and interest earned, and gains and losses realized on the sale of securities. Because the value of the fund’s shares is calculated in U.S. dollars, it is possible for the fund to lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the fund’s holdings goes up. Generally, a strong U.S. dollar relative to such other currencies will adversely affect the value of the fund’s holdings in foreign securities.

•

Emerging Market Investing Risk. The risks of foreign investments are generally greater in countries whose markets are still developing than they are in more developed markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will. Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. For all of these reasons, investments in emerging markets may be considered speculative.

Geographic Concentration Risk

The value of the investments of a fund that focuses its investments in a particular geographic location will be highly sensitive to financial, economic, political and other developments affecting the fiscal stability of that location, and conditions that negatively impact that location will have a greater impact on the fund as compared with a fund that does not have its holdings similarly concentrated. Events negatively affecting such location are therefore likely to cause the value of the fund’s shares to decrease, perhaps significantly.

High Yield-High Risk Fixed Income Securities (Junk Bonds) Risk

Securities rated “BB” or below by S&P or “Ba” or below by Moody’s are known as “high yield” securities and are commonly referred to as “junk bonds”. Such securities entail greater price volatility and credit and interest rate risk than investment grade securities. Analysis of the creditworthiness of high yield-high risk issuers is more complex than for higher-rated securities, making it more difficult for the subadviser to accurately predict risk. There is a greater risk with high yield-high risk fixed income securities that an issuer will not be able to make principal and interest payments when due. If the fund pursues missed payments, there is a risk that fund expenses could increase. In addition, lower-rated securities may not trade as often and may be less liquid than higher-rated securities, especially during periods of economic uncertainty or change. As a result of all of these factors, these bonds are generally considered to be speculative.

Market Volatility Risk

The value of the securities in which a fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

Instability in the financial markets has led to volatile financial markets that expose a fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments that it holds. In response to financial markets that experienced extreme volatility, and in some cases a lack of liquidity, the U.S. Government has taken a number of unprecedented actions, including acquiring distressed assets from financial institutions and acquiring ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear. Additional legislation or government regulation may also change the way in which funds themselves are regulated, which could limit or preclude a fund’s ability to achieve its investment objective.

Mortgage-Backed and Asset-Backed Securities Risk

Mortgage-backed securities represent interests in pools of residential mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders. Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. These two types of securities share many of the same risks.

70	Virtus Mutual Funds

The impairment of the value of collateral or other assets underlying a mortgage-backed or asset-backed security, such as that resulting from non-payment of loans, may result in a reduction in the value of such security and losses to a fund.

Early payoffs in the loans underlying such securities may result in the fund receiving less income than originally anticipated. The variability in prepayments will tend to limit price gains when interest rates drop and exaggerate price declines when interest rates rise. In the event of high prepayments, the fund may be required to invest proceeds at lower interest rates, causing the fund to earn less than if the prepayments had not occurred. Conversely, rising interest rates may cause prepayments to occur at a slower than expected rate, which may effectively change a security that was considered short- or intermediate-term into a long-term security. Long-term securities tend to fluctuate in value more widely in response to changes in interest rates than shorter-term securities.

Municipal Bond Market Risk

The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds, and the investment performance of the fund may be more dependent on the analytical abilities of the investment adviser than would be the case for a fund that does not invest in municipal bonds. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may adversely affect the fund’s ability to sell its bonds at attractive prices. In addition, municipal obligations can experience downturns in trading activity, and the supply of municipal obligations may exceed the demand in the market. During such periods, the spread can widen between the price at which an obligation can be purchased and the price at which it can be sold. Less liquid obligations can become more difficult to value and be subject to erratic price movements. Economic and other events (whether real or perceived) can reduce the demand for certain investments or for investments generally, which may reduce market prices and cause the value of the fund’s shares to fall. The frequency and magnitude of such changes cannot be predicted. The fund may invest in municipal obligations that do not appear to be related but in fact depend on the financial rating or support of a single government unit, in which case events that affect one of the obligations will also affect the others and will impact the fund’s portfolio to a greater degree than if the fund’s investments were not so related. The increased presence of non-traditional participants in the municipal markets may lead to greater volatility in the markets.

Principal Stability Risk

The fund may not be able to maintain a stable net asset value of $1.00.

Tax-Exempt Securities Risk

Tax-exempt securities may not provide a higher after-tax return than taxable securities.

Tax Liability Risk

Distributions by the fund could become taxable to shareholders as ordinary income due to noncompliant conduct by a municipal bond issuer, unfavorable changes in federal or state tax laws, or adverse interpretations of tax laws by applicable tax authorities. Such adverse interpretations or actions could cause interest from a security to become taxable, possibly retroactively, subjecting shareholders to increased tax liability. In addition, such adverse interpretations or actions could cause the value of a security, and therefore the value of a fund’s shares, to decline.

U.S. Government Securities Risk

Obligations issued or guaranteed by the U.S. Government, its agencies, authorities and instrumentalities and backed by the full faith and credit of the United States only guarantee principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of fund shares will increase, and in fact the market values of such obligations may fluctuate. In addition, not all U.S. Government securities are backed by the full faith and credit of the United States; some are the obligation solely of the entity through which they are issued. There is no guarantee that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law.

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Management of the Funds

The Adviser

Virtus Investment Advisers, Inc. (“VIA”) is the investment adviser to the funds and is located at 100 Pearl Street, Hartford, CT 06103. VIA acts as the investment adviser for over 40 mutual funds and as adviser to institutional clients. As of December 31, 2009, VIA had approximately $13.2 billion in assets under management. VIA has acted as an investment adviser for over 70 years and is an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc., a publicly traded multi-manager asset management business.

Subject to the direction of the fund’s Board of Trustees, VIA is responsible for managing the funds’ investment programs and for the general operations of the funds, including oversight of the funds’ subadvisers, and for certain of the funds, recommending their hiring, termination and replacement. In the case of all the funds other than the High Yield Income Fund and Emerging Markets Opportunities Fund, Virtus has appointed and oversees the activities of Harris Investment Management, Inc. (“Harris”) as the investment subadviser for each of the funds. In the case of High Yield Income Fund, VIA has appointed and oversees the activities of SCM Advisors LLC (“SCM Advisors”) as the investment subadviser. In the case of Emerging Markets Opportunities Fund, VIA has appointed and oversees the activities of Vontobel Asset Management, Inc. (“Vontobel”) as the investment subadviser. Prior to May 18, 2006, Harris was each fund’s investment adviser. VIA and the subadvisers manage the funds’ assets to conform with the investment policies as described in this prospectus.

VIA has appointed and oversees the activities of each of the subadvisers for the funds as follows. Each subadviser manages the investments of that fund.

Virtus Balanced Allocation Fund	Harris Investment Management, Inc. (“Harris”)
Virtus Core Equity Fund	Harris
Virtus Disciplined Small-Cap Opportunity Fund	Harris
Virtus Disciplined Small-Cap Value Fund	Harris
Virtus Emerging Markets Opportunities Fund	Vontobel Asset Management, Inc.
Virtus High Yield Income Fund	SCM Advisors LLC
Virtus Insight Government Money Market Fund	Harris
Virtus Insight Money Market Fund	Harris
Virtus Insight Tax-Exempt Money Market Fund	Harris
Virtus Intermediate Government Bond Fund	Harris
Virtus Intermediate Tax-Exempt Bond Fund	Harris
Virtus Short/Intermediate Bond Fund	Harris
Virtus Tax-Exempt Bond Fund	Harris
Virtus Value Equity Fund	Harris

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Management Fees

Each fund pays VIA an investment management fee that is accrued daily against the value of the fund’s net assets at the following annual rates:

Disciplined Small-Cap Opportunity Fund	0.75%
Disciplined Small-Cap Value Fund	0.70%
High Yield Income Fund	0.45%
Intermediate Government Bond Fund	0.45%
Intermediate Tax-Exempt Bond Fund	0.45%
Tax-Exempt Bond Fund	0.45%

	First $1 billion	$1+ billion
Emerging Markets Opportunities Fund	1.00%	0.95%

	First $1 billion	$1+ billion through $2 billion	$2+billion
Short/Intermediate Bond Fund	0.55%	0.50%	0.45%

	First $2 billion	$2+ billion
Balanced Allocation Fund	0.50%	0.45%
Core Equity Fund	0.70%	0.65%
Value Equity Fund	0.70%	0.65%

The Insight Government Money Market Fund, Insight Money Market Fund and Insight Tax-Exempt Money Market Fund each pay VIA 0.14% on the fund’s first $100 million of net assets, plus 0.10% on the fund’s remaining assets.

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The Subadvisers

Harris is located at 190 South LaSalle Street, 4th Floor, P.O. Box 755, Chicago, IL 60603. Harris has been an investment adviser since 1989. Harris is a wholly-owned subsidiary of Harris Bankcorp, Inc., which is wholly owned by Harris Financial Corp. Harris Financial Corp. is wholly owned by Bank of Montreal, a publicly-traded Canadian banking institution. As of December 31, 2009, Harris had approximately $14.4 billion in assets under management.

SCM Advisors, an affiliate of VIA, is located at 909 Montgomery Street, San Francisco, CA 94133. SCM Advisors acts as subadviser to mutual funds and as adviser to institutions and individuals. As of December 31, 2009, SCM Advisors had approximately $3.1 billion in assets under management. SCM Advisors has been an investment adviser since 1989.

Vontobel is located at 1540 Broadway, 38th Floor, New York, NY 10036. Vontobel is a wholly-owned and controlled subsidiary of Vontobel Holding AG, a Swiss bank holding company, having its registered offices in Zurich, Switzerland. In addition to U.S. registered investment companies, Vontobel also acts as subadviser to six series of a Luxembourg investment fund that accepts investments from non-U.S. investors only and that was organized by an affiliate of Vontobel. Vontobel has provided investment advisory services to mutual fund clients since 1990. As of December 31, 2009, Vontobel managed approximately $7.8 billion.

VIA pays Harris a subadvisory fee payable on the fund’s average daily net assets at the following annual rates:

Virtus Balanced Allocation Fund	0.28%
Virtus Core Equity Fund	0.38%
Virtus Disciplined Small-Cap Opportunity Fund	0.405%
Virtus Disciplined Small-Cap Value Fund	0.38%
Virtus Intermediate Government Bond Fund	0.255%
Virtus Intermediate Tax-Exempt Bond Fund	0.255%
Virtus Short/Intermediate Bond Fund	0.305%
Virtus Tax-Exempt Bond Fund	0.255%
Virtus Value Equity Fund	0.38%

With respect to the Insight Government Money Market Fund, Insight Money Market Fund and Insight Tax-Exempt Money Market Fund, VIA pays Harris a subadvisory fee at the annual rate of 0.07% on each fund’s first $100 million of net assets, plus 0.05% on the fund’s remaining net assets.

For each fund, the subadvisory fee payable to Harris will be reduced by 50% of any reimbursement or waivers by VIA and increased by 50% of any such reimbursements or waivers subsequently recaptured.

VIA pays SCM Advisors a subadvisory fee for the fund listed below at the following annual rate:

Virtus High Yield Income Fund	50% of Net Advisory Fee

VIA pays Vontobel a subadvisory fee for the fund listed below at the following annual rate:

Virtus Emerging Markets Opportunities Fund	50% of Net Advisory Fee

A discussion regarding basis of the Board of Trustees approving the advisory and subadvisory agreements is available in the funds’ annual report covering the period January 1, 2009 through December 31, 2009.

74	Virtus Mutual Funds

Portfolio Management

The following individuals are responsible for the day-to-day management of the funds’ portfolios.

Harris

Virtus Balanced Allocation Fund	Laura Alter (since 2005) Thomas P. Lettenberger, CFA (since 2009) Daniel L. Sido (since 2006) Maureen Svagera, CFA (since 2006)
Virtus Core Equity Fund	T. Andrew Janes, J.D., CFA (since 1999) Daniel L. Sido (since 2005)
Virtus Disciplined Small-Cap Opportunity Fund	Thomas P. Lettenberger, CFA Todd Sanders, CFA (both since 2006)
Virtus Disciplined Small-Cap Value Fund	Thomas P. Lettenberger, CFA Todd Sanders, CFA (both since 2006)
Virtus Insight Government Money Market Fund	Peter J. Arts Boyd R. Eager (both since 2004)
Virtus Insight Money Market Fund	Peter J. Arts Boyd R. Eager (both since 2004)
Virtus Insight Tax-Exempt Money Market Fund	Peter J. Arts (since 2004) Boyd R. Eager (since 2006)
Virtus Intermediate Government Bond Fund	Laura Alter (since 2005) Carol H. Lyons (since 2006) Maureen Svagera, CFA (since 1997)
Virtus Intermediate Tax-Exempt Bond Fund	Laura Alter (since 2006) Michael Janik, CFA (since May 2010) George W. Selby (since 1998)
Virtus Short/Intermediate Bond Fund	Laura Alter (since 1994) Carol H. Lyons (since 2005) Maureen Svagera, CFA (since 1996)
Virtus Tax-Exempt Bond Fund	Laura Alter (since 2006) Michael Janik, CFA (since May 2010) George W. Selby (since 1998)
Virtus Value Equity Fund	T. Andrew Janes, J.D., CFA (since 2003) Daniel L. Sido (since 2005)

Laura Alter. Ms. Alter joined Harris in 1994 and serves as Senior Partner and Managing Director, Fixed Income and Portfolio Manager. Prior to joining Harris, Ms. Alter served as portfolio manager for a major mutual fund investment management firm. She has 26 years of experience in the fixed-income investment area.

Peter Arts. Mr. Arts joined Harris in 1995 and serves as Partner and Director, Short-Duration Fixed Income. He has 16 years of investment management experience.

Boyd Eager. Mr. Eager joined Harris in 1996 and serves as Principal and Portfolio Manager. He has 14 years of investment management experience.

T. Andrew Janes, J.D., CFA. Mr. Janes joined Harris in 1999 and serves as Partner and Portfolio Manager. He has served as a manager of the fund since then and has 24 years of portfolio management, investment research and trust administration experience.

Virtus Mutual Funds	75

Michael Janik, CFA. Mr. Janik joined Harris in 2005 and serves as Principal and Fundamental Analyst, specializing in municipal bonds. Prior to joining the firm, he was a research analyst focusing on the bond market. He has 22 years of investment experience.

Carol H. Lyons. Ms. Lyons joined Harris in 1995 and serves as Partner and Portfolio Manager. She has 29 years of fixed income portfolio management and sales experience.

Thomas P. Lettenberger, CFA. Mr. Lettenberger joined Harris in 2005 and serves as Partner and Portfolio Manager. Prior to joining Harris, Mr. Lettenberger was a portfolio manager at an asset management firm from 2000 to 2005 with responsibility for institutional and mutual fund accounts. He has 12 years of investment management experience.

Todd Sanders, CFA. Mr. Sanders joined Harris in 2006 and serves as Principal and Portfolio Manager.

Prior to joining Harris, Mr. Sanders was a portfolio manager for an investment management firm from 1998 to 2006. He has a total of 18 years of industry experience, including portfolio management and quantitative analysis.

Daniel L. Sido. Mr. Sido joined Harris in 1994 and serves as Senior Partner and Managing Director, Equities and Portfolio Manager. Prior to joining Harris, Mr. Sido served as portfolio manager for a trust company, managing equity and fixed income portfolios. He has 26 years of investment management experience.

Maureen Svagera, CFA. Ms. Svagera joined Harris in 1994 and serves as Senior Partner and Portfolio Manager. Prior to joining Harris, Ms. Svagera was Principal/Vice President at an investment management firm where she focused on the mortgage- and asset-backed securities markets. She has 31 years of total experience in the fixed-income market, 26 of those years in investment management.

SCM Advisors

Virtus High Yield Income Fund	Robert L. Bishop, CFA (since 2008) Maxwell E. Bublitz, CFA (since 2008) Bradley Kane (since 2009)

Robert L. Bishop, CFA. Mr. Bishop is Chief Investment Officer for Fixed Income (since 2008; previously Portfolio Manager (2005-2008)) at SCM Advisors and also has portfolio management responsibility for investment-grade corporate bonds and credit derivatives. Mr. Bishop also serves on the portfolio management team for the Virtus High Yield Fund. Prior to joining SCM Advisors in 2002, he was responsible for restructuring corporate pension funds at Salomon Brothers; quantitative portfolio design at Goldman Sachs; and was a director in the credit sales area of Merrill Lynch. He has 30 years of investment experience.

Maxwell E. Bublitz, CFA. Mr. Bublitz is Chief Strategist (since 2005) at SCM Advisors. Mr. Bublitz also serves on the portfolio management team for the Virtus High Yield Fund. Prior to joining SCM Advisors in 2005, he was President and Chief Executive Officer of Conseco Capital Management (1987-2005). Mr. Bublitz has 25 years of investment experience.

Bradley Kane. Mr. Kane is a fixed income portfolio manager at SCM Advisors, with a primary focus on the high yield market, and is responsible for the design and management of SCM Advisor’s high yield and leveraged loan strategies. Mr. Kane also serves on the portfolio management team for the Virtus High Yield Fund. He joined SCM Advisors in 2002 as a high yield analyst and has been portfolio manager of SCM Advisors’ leveraged loan portfolios since 2005. Prior to joining SCM Advisors, he was Vice President at GSC Partners (formerly Greenwich Street Capital Partners) and Vice President at Mitchell Hutchins Asset Management, a division of Paine Webber. Mr. Kane has 16 years of investment experience.

Vontobel

Virtus Emerging Markets Opportunities Fund	Rajiv Jain (since 2006)

Rajiv Jain. Mr. Jain is a Senior Vice President and Managing Director (since 2002) of Vontobel. He joined Vontobel in 1994 as an equity analyst and associate manager of its international equity portfolios. He has been a portfolio manager of Vontobel’s global equity products since 2002.

Please refer to the Statement of Additional Information for additional information about the funds’ portfolio managers, including the structure of and method of computing compensation, other accounts they manage and their ownership of shares of the funds.

76	Virtus Mutual Funds

Additional Investment Techniques

In addition to the Principal Investment Strategies and Risks Related to Principal Investment Strategies, each of the funds listed in the chart below may engage in additional investment techniques that present additional risks to a fund as indicated in the chart below. Those additional investment techniques in which a fund is expected to engage as of the date of this prospectus are indicated in the chart below, although other techniques may be utilized from time to time. Each risk is described after the chart. Many of the additional investment techniques that a fund may use, as well as other investment techniques that are relied upon to a lesser degree, are more fully described in the Statement of Additional Information.

Risks	Virtus Balanced Allocation Fund	Virtus Core Equity Fund	Virtus Disciplined Small-Cap Opportunity Fund	Virtus Disciplined Small-Cap Value Fund	Virtus Emerging Markets Opportunities Fund	Virtus High Yield Income Fund	Virtus Insight Money Market Fund	Virtus Intermediate Government Bond Fund	Virtus Intermediate Tax-Exempt Bond Fund	Virtus Short/ Intermediate Bond Fund	Virtus Tax- Exempt Bond Fund	Virtus Value Equity Fund
Borrowing	x	x	x	x				x				x
Counterparty	x	x	x	x	x	x		x	x	x	x	x
Debt Securities					x
Call					x
Credit					x
Interest Rate					x
Long-Term Maturities/ Durations								x
Foreign Investing		x	x	x				x				x
Currency Rate		x	x	x				x				x
Municipal Bond Market							x
Securities Lending	x	x	x	x	x	x		x	x	x	x	x

In order to determine which investment techniques apply to a fund, please refer to the table above.

Borrowing Risk

When a fund borrows money, it is required to maintain continuous asset coverage (total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the asset coverage declines, for example as a result of market fluctuations, the fund may be required to sell some of its portfolio holdings quickly to reduce the debt and restore the required asset coverage, even though it may be disadvantageous from an investment standpoint to do so. Borrowing may exaggerate the effect on the fund’s net asset value of any increase or decrease in the market value of the portfolio. Money borrowed will be subject to interest costs that may or may not be offset by appreciation of the securities purchased. The fund also may be subject to other conditions or fees that would increase the cost of borrowing over the stated interest rate. The various costs of borrowing may therefore ultimately exceed the income from investments made with such leverage.

Counterparty Risk

When the fund engages in investment techniques where it relies on another party to consummate the transaction, the fund is subject to the risk of default by the other party.

Debt Securities Risks

Debt securities are subject to various risks, the most prominent of which are credit risk and interest rate risk. These risks can affect a security’s price volatility to varying degrees, depending upon the nature of the instrument. Risks associated with investing in debt securities include the following:

•

Call Risk. There is a risk that issuers will prepay fixed rate obligations when interest rates fall. A fund holding callable securities therefore may be forced to reinvest in obligations with lower interest rates than the original obligations and otherwise may not benefit fully from the increase in value that other fixed income securities experience when rates decline.

Virtus Mutual Funds	77

•

Credit Risk. There is a risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline. Debt securities rated below investment-grade are especially susceptible to this risk.

•

Interest Rate Risk. The values of debt securities usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument’s value usually will not affect the amount of interest income paid to the fund, but will affect the value of the fund’s shares. Interest rate risk is generally greater for investments with longer maturities.

Certain securities pay interest at variable or floating rates. Variable rate securities reset at specified intervals, while floating rate securities reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the effect of changes in market interest rates on the value of the security. However, some securities do not track the underlying index directly, but reset based on formulas that can produce an effect similar to leveraging; others may also provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change.

Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore it might not benefit from any increase in value as a result of declining interest rates.

•

Long-Term Maturities/Durations Risk. Fixed income securities with longer maturities or durations may be subject to greater price fluctuations due to interest rate, tax law, and general market changes than securities with shorter maturities or durations.

Foreign Investing Risks

Investing in securities of non-U.S. companies involves special risks and considerations not typically associated with investing in U.S. companies, and the values of non-U.S. securities may be more volatile than those of U.S. securities. The values of non-U.S. securities are subject to economic and political developments in countries and regions where the issuers operate or are domiciled, or where the securities are traded, such as changes in economic or monetary policies, and to changes in currency exchange rates. Values may also be affected by restrictions on receiving the investment proceeds from a non-U.S. country.

In general, less information is publicly available about non-U.S. companies than about U.S. companies. Non-U.S. companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. Certain foreign issuers classified as passive foreign investment companies may be subject to additional taxation risk.

•

Currency Rate Risk. Because the foreign securities in which the fund invests generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. Because the value of the fund’s shares is calculated in U.S. dollars, it is possible for the fund to lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the fund’s holdings goes up. Generally, a strong U.S. dollar relative to such other currencies will adversely affect the value of the fund’s holdings in foreign securities.

•

Emerging Market Investing Risk. The risks of foreign investments are generally greater in countries whose markets are still developing than they are in more developed markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will. Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. For all of these reasons, investments in emerging markets may be considered speculative.

78	Virtus Mutual Funds

Municipal Bond Market Risk

The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds, and the investment performance of the fund may be more dependent on the analytical abilities of the investment adviser than would be the case for a fund that does not invest in municipal bonds. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may adversely affect the fund’s ability to sell its bonds at attractive prices. In addition, municipal obligations can experience downturns in trading activity, and the supply of municipal obligations may exceed the demand in the market. During such periods, the spread can widen between the price at which an obligation can be purchased and the price at which it can be sold. Less liquid obligations can become more difficult to value and be subject to erratic price movements. Economic and other events (whether real or perceived) can reduce the demand for certain investments or for investments generally, which may reduce market prices and cause the value of the fund’s shares to fall. The frequency and magnitude of such changes cannot be predicted. The fund may invest in municipal obligations that do not appear to be related but in fact depend on the financial rating or support of a single government unit, in which case events that affect one of the obligations will also affect the others and will impact the fund’s portfolio to a greater degree than if the fund’s investments were not so related. The increased presence of non-traditional participants in the municipal markets may lead to greater volatility in the markets.

Securities Lending

Each of the funds (except the Virtus Insight Money Market Funds) may loan portfolio securities with a value up to one-third of its assets to increase its investment returns. If the borrower is unwilling or unable to return the borrowed securities when due, the fund can suffer losses. In addition, there is a risk of delay in receiving additional collateral or in the recovery of the securities, and a risk of loss of rights in the collateral, in the event that the borrower fails financially. There is also a risk that the value of the investment of the collateral could decline, causing a loss to the fund.

The funds may buy other types of securities or employ other portfolio management techniques. Please refer to the Statement of Additional Information for more detailed information about these and other investment techniques of the funds.

Pricing of Fund Shares

How is the Share Price determined?

Each fund calculates a share price for each class of its shares. The share price for each class is based on the net assets of the fund and the number of outstanding shares of that class. In general, each fund calculates a share price for each class by:

•	adding the values of all securities and other assets of the fund;

•	subtracting liabilities; and

•	dividing the result by the total number of outstanding shares of that class.

Assets: Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price. Shares of other investment companies are valued at such companies’ net asset values. Debt securities (other than short-term investments) are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. As required, some securities and assets are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees. Other assets, such as accrued interest, accrued dividends and cash are also included in determining a fund’s net asset value.

Liabilities: Accrued liabilities for class-specific expenses (if any), distribution fees, service fees and other liabilities are deducted from the assets of each class. Accrued expenses and liabilities that are not class-specific (such as management fees) are allocated to each class in proportion to each class’s net assets except where an alternative allocation can be more appropriately made.

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Net Asset Value: The liabilities allocated to a class are deducted from the proportionate interest of such class in the assets of the applicable fund. The resulting amount for each class is then divided by the number of shares outstanding of that class to produce each class’s net asset value per share.

For Virtus non-money market funds, the net asset value per share of each class of each fund is determined as of the close of trading (normally 4:00 PM eastern time) on days when the New York Stock Exchange (the “NYSE”) is open for trading. A Virtus non-money market fund will not calculate its net asset value per share class on days when the NYSE is closed for trading. For the money market funds, the net asset value of each class of each fund generally is determined as of the times indicated in the table below on each business day, except on those days the Securities Industry and Financial Markets Association (formerly, the Bond Market Association) (“SIFMA”) recommends that the U.S. bond market remains closed. The money market funds may price their shares at an earlier time if an early close is recommended by SIFMA. Information regarding whether they are expected to do so on any such day will be available to investors who call Mutual Fund Services toll-free at (800) 243-1574. A money market fund will not calculate its net asset value per share class on days SIFMA has recommended that the U.S. bond market remains closed.

Normal Pricing Times for Virtus Insight Money Market Funds

Insight Government Money Market Fund	4:30 PM eastern time
Insight Money Market Fund	4:30 PM eastern time
Insight Tax-Exempt Money Market Fund	12:00 Noon eastern time

How are securities fair valued?

If market quotations are not readily available or available prices are not reliable, the funds determine a “fair value” for an investment according to policies and procedures approved by the Board of Trustees. The types of assets for which such pricing might be required include (i) securities whose trading has been suspended; (ii) securities where the trading market is unusually thin or trades have been infrequent; (iii) debt securities that have recently gone into default and for which there is no current market quotation; (iv) a security whose market price is not available from an independent pricing source and for which otherwise reliable quotes are not available; (v) securities of an issuer that has entered into a restructuring; (vi) a security whose price as provided by any pricing source does not, in the opinion of the adviser/subadviser, reflect the security’s market value; (vii) foreign securities subject to trading collars for which no or limited trading takes place; and (viii) securities where the market quotations are not readily available as a result of “significant” events. This list is not inclusive of all situations that may require a security to be fair valued, nor is it intended to be conclusive in determining whether a specific event requires fair valuation.

The value of any portfolio security held by a fund for which market quotations are not readily available shall be determined in good faith and in a manner that assesses the security’s “fair value” on the valuation date (i.e., the amount that the fund might reasonably expect to receive for the security upon its current sale), based on a consideration of all available facts and all available information, including, but not limited to, the following: (i) the fundamental analytical data relating to the investment; (ii) an evaluation of the forces which influence the market in which these securities are purchased and sold (e.g., the existence of merger proposals or tender offers that might affect the value of the security); (iii) price quotes from dealers and/or pricing services; (iv) an analysis of the company’s financial statements; (v) trading volumes on markets, exchanges or among dealers; (vi) recent news about the security or issuer; (vii) changes in interest rates; (viii) information obtained from the issuer, analysts, other financial institutions and/or the appropriate stock exchange (for exchange traded securities); (ix) whether two or more dealers with whom the adviser/subadviser regularly effects trades are willing to purchase or sell the security at comparable prices; (x) other news events or relevant matters; and (xi) government (domestic or foreign) actions or pronouncements.

Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of regular trading on the NYSE) that may impact the value of securities traded in these foreign markets. In such cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

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The value of a security, as determined using the funds’ fair valuation procedures, may not reflect such security’s market value.

At what price are shares purchased?

For non-money market funds, all investments received by the funds’ authorized agents in good order prior to the close of regular trading on the NYSE (normally 4:00 PM eastern time) will be executed based on that day’s net asset value. For money market funds, investments received in good order will be executed based on the next-determined net asset value. Shares credited to your account from the reinvestment of fund distributions will be in full and fractional shares that are purchased at the closing net asset value on the next business day on which the respective fund’s net asset value is calculated following the dividend record date.

Sales Charges

What are the classes and how do they differ?

Each fund offers from two to three classes of shares. Each class has different sales and distribution charges. (See “Fees and Expenses” in each fund’s “Fund Summary,” previously in this prospectus.) For certain classes of shares, the funds have adopted distribution and service plans allowed under Rule 12b-1 of the Investment Company Act of 1940, as amended, that authorize the funds to pay distribution and service fees for the sale of their shares and for services provided to shareholders. The money market funds have adopted shareholder servicing plans in addition to the distribution and service plans allowed under Rule 12b-1.

What arrangement is best for you?

The different classes of shares permit you to choose the method of purchasing shares that is most beneficial to you. In choosing a class of shares, consider the amount of your investment, the length of time you expect to hold the shares, whether you decide to receive distributions in cash or to reinvest them in additional shares, and any other personal circumstances. Depending upon these considerations, the accumulated distribution and service fees and contingent deferred sales charges of one class of shares may be more or less than the initial sales charge and accumulated distribution and service fees of another class of shares bought at the same time. Because distribution and service fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Your financial representative should recommend only those arrangements that are suitable for you based on known information. In certain instances, you may be entitled to a reduction or waiver of sales charges. For instance, you may be entitled to a sales charge discount on Class A Shares if you purchase more than certain breakpoint amounts. You should inform or inquire of your financial representative whether or not you may be entitled to a sales charge discount attributable to your total holdings in a fund or affiliated funds. To determine eligibility for a sales charge discount, you may aggregate all of your accounts (including joint accounts, retirement accounts such as IRAs, non-IRAs, etc.) and those of your spouse and minor children. The financial representative may request you to provide an account statement or other holdings information to determine your eligibility for a breakpoint and to make certain all involved parties have the necessary data. Additional information about the classes of shares offered, sales charges, breakpoints and discounts follows in this section and also may be found in the Statement of Additional Information in the section entitled “How to Buy Shares.” This information is available free of charge, and in a clear and prominent format, at the Individual Investors section of the Virtus Mutual Funds’ Web site at virtus.com. Please be sure that you fully understand these choices before investing. If you or your financial representative require additional assistance, you may also contact Mutual Fund Services by calling toll-free (800) 243-1574.

Class A Shares. If you purchase Class A Shares of the equity funds, you will pay a sales charge at the time of purchase equal to 5.75% of the offering price (6.10% of the amount invested). If you purchase Class A Shares of the fixed income funds, you will pay a sales charge at the time of purchase equal to 4.75% of the offering price (4.99% of the amount invested). If you purchase Class A Shares of the money market funds, you will not pay a sales charge at the time of purchase. The sales charge may be reduced or waived under certain conditions. (See “Initial Sales Charge Alternative—Class A Shares” below.) Generally, Class A Shares are not subject to any charges by the funds when

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redeemed; however, a contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund and purchases on which a finder’s fee has been paid. For all Virtus fixed income funds, the CDSC is 0.50%; for all other Virtus Mutual Funds, the CDSC is 1.00%. The 18-month period begins on the last day of the month preceding the month in which the purchase was made. Class A Shares have lower distribution and service fees (0.25%) and pay higher dividends than Class C Shares.

Class C Shares (not offered by Intermediate Government Bond Fund and Money Market Funds). If you purchase Class C Shares, you will not pay a sales charge at the time of purchase. If you sell your Class C Shares within the first year after they are purchased, you will pay a deferred sales charge of 1%. (See “Deferred Sales Charge Alternative—Class C Shares” below.) Class C Shares do not convert to any other class of shares of the funds, so the higher distribution and service fees paid by Class C Shares continue for the life of the account.

Class I Shares. Class I shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the distributor to offer Class I shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I shares are also offered to private and institutional clients of, or referred by, the adviser, the subadviser and their affiliates. If you are eligible to purchase and do purchase Class I Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I Shares. For additional information about purchasing Class I Shares, please contact Mutual Fund Services by calling (800) 243-1574.

Initial Sales Charge Alternative—Class A Shares

The public offering price of Class A Shares of Virtus non-money market funds is the net asset value plus a sales charge that varies depending on the size of your purchase. (See “Class A Shares—Reduced Initial Sales Charges” in the Statement of Additional Information.) Shares purchased based on the automatic reinvestment of income dividends or capital gain distributions are not subject to any sales charges. The sales charge is divided between your investment dealer and the funds’ underwriter, VP Distributors, Inc. (“VP Distributors” or “Distributor”).

Sales Charge you may pay to purchase Class A Shares

Virtus Balanced Allocation Fund, Virtus Core Equity Fund, Virtus Disciplined Small-Cap Opportunity Fund, Virtus Disciplined Small-Cap Value Fund, Virtus Emerging Markets Fund, Virtus Value Equity Fund

	Sales Charge as a percentage of
Amount of Transaction at Offering Price	Offering Price	Net Amount Invested
Under $50,000	5.75%	6.10%
$50,000 but under $ 100,000	4.75	4.99
$100,000 but under $ 250,000	3.75	3.90
$250,000 but under $ 500,000	2.75	2.83
$500,000 but under $ 1,000,000	2.00	2.04
$1,000,000 or more	None	None

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Virtus High Yield Income Fund, Virtus Intermediate Government Bond Fund, Virtus Intermediate Tax-Exempt Bond Fund, Virtus Short/Intermediate Bond Fund, Virtus Tax-Exempt Bond Fund

	Sales Charge as a percentage of
Amount of Transaction at Offering Price	Offering Price	Net Amount Invested
Under $50,000	4.75%	4.99%
$50,000 but under $ 100,000	4.50	4.71
$100,000 but under $ 250,000	3.50	3.63
$250,000 but under $ 500,000	2.75	2.83
$500,000 but under $ 1,000,000	2.00	2.04
$1,000,000 or more	None	None

Class A Sales Charge Reductions and Waivers

Investors may reduce or eliminate sales charges applicable to purchases of Class A Shares through utilization of Combination Purchase Privilege, Letter of Intent, Right of Accumulation, Purchase by Associations or the Account Reinstatement Privilege. These programs are summarized below and are described in greater detail in the Statement of Additional Information. Investors buying Class A Shares on which a finder’s fee has been paid may incur a CDSC if they redeem their shares within 18 months of purchase. For all Virtus fixed income funds, the CDSC is 0.50%; for all other Virtus Mutual Funds, the CDSC is 1.00%.

Combination Purchase Privilege. Your purchase of any class of shares of these funds or any other Virtus Mutual Fund (other than any Virtus money market fund), if made at the same time by the same person, will be added together with any existing Virtus Mutual Fund account values to determine whether the combined sum entitles you to an immediate reduction in sales charges. A “person” is defined in this and the following sections as (a) any individual, his or her spouse and minor children purchasing shares for his or her own account (including an IRA account) including his or her own trust; (b) a trustee or other fiduciary purchasing for a single trust, estate or single fiduciary account (even though more than one beneficiary may exist); (c) multiple employer trusts or certain Section 403(b) plans for the same employer; (d) multiple accounts (up to 200) under a qualified employee benefit plan or administered by a third party administrator; or (e) trust companies, bank trust departments, registered investment advisers, and similar entities placing orders or providing administrative services with respect to accounts over which they exercise discretionary investment authority and which are held in a fiduciary, agency, custodial or similar capacity, provided all shares are held of record in the name, or nominee name, of the entity placing the order.

Letter of Intent. If you sign a Letter of Intent, your purchase of any class of shares of these funds or any other Virtus Mutual Fund (other than any Virtus money market fund), if made by the same person within a 13-month period, will be added together to determine whether you are entitled to an immediate reduction in sales charges. Sales charges are reduced based on the overall amount you indicate that you will buy under the Letter of Intent. The Letter of Intent is a mutually non-binding arrangement between you and the Distributor. Shares worth 5% of the amount of each purchase will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charges applicable to the shares actually purchased in the event the full intended amount is not purchased.

Right of Accumulation. The value of your account(s) in any class of shares of these funds or any other Virtus Mutual Fund (other than any Virtus money market fund) if made over time by the same person, may be added together at the time of each purchase to determine whether the combined sum entitles you to a prospective reduction in sales charges. You must provide certain account information to the Distributor at the time of purchase to exercise this right.

Purchase by Associations. Certain groups or associations may be treated as a “person” and qualify for reduced Class A Share sales charges. The group or association must: (1) have been in existence for at least six months; (2) have a legitimate purpose other than to purchase mutual fund shares at a reduced sales charge; (3) work through an investment dealer; and (4) not be a group whose sole reason for existing is to consist of members who are credit card holders of a particular company, policyholders of an insurance company, customers of a bank or a broker-dealer or clients of an investment adviser.

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Account Reinstatement Privilege. Subject to the funds’ policies and procedures regarding market timing, for 180 days after you sell your Class A or Class C Shares on which you have previously paid a sales charge, you may purchase Class A Shares of any Virtus Mutual Fund at net asset value, with no sales charge, by reinvesting all or part of your proceeds, but not more.

Sales at Net Asset Value. In addition to the programs summarized above, the funds may sell their Class A Shares at net asset value without an initial sales charge to certain types of accounts or account holders, including, but not limited to: trustees of the Virtus Mutual Funds; directors, officers, employees and sales representatives of the adviser, subadviser or Distributor or a corporate affiliate of the adviser, subadviser or Distributor; private clients of an adviser or subadviser to any of the Virtus Mutual Funds; registered representatives and employees of dealers with which the Distributor has sales agreements; and certain qualified employee benefit plans, endowment funds or foundations. Please see the Statement of Additional Information for more information about qualifying for purchases of Class A Shares at net asset value.

Deferred Sales Charge Alternative—Class C Shares

Class C Shares are purchased without an initial sales charge; however, shares sold within a specified time period are subject to a declining CDSC at the rates listed below. The sales charge will be multiplied by the then-current market value or the initial cost of the shares being redeemed, whichever is less. No sales charge will be imposed on increases in net asset value or on shares purchased through the reinvestment of income dividends or capital gain distributions. To minimize the sales charge, shares not subject to any charge will be redeemed first, followed by shares held the longest time. To calculate the number of shares owned and time period held, all Class C Shares are considered purchased on the trade date.

All Funds Offering Class C Shares

Year	1	2+
CDSC	1%	0%

Compensation to Dealers

Dealers with whom the Distributor has entered into sales agreements receive a discount or commission on Class A Shares as described below.

Virtus Balanced Allocation Fund, Virtus Core Equity Fund, Virtus Disciplined Small-Cap Opportunity Fund, Virtus Disciplined Small-Cap Value Fund, Virtus Emerging Markets Opportunities Fund, Virtus Value Equity Fund

Amount of Transaction at Offering Price	Sales Charge as a Percentage of Offering Price	Sales Charge as a Percentage of Amount Invested	Dealer Discount as a Percentage of Offering Price
Under $50,000	5.75%	6.10%	5.00%
$50,000 but under $ 100,000	4.75	4.99	4.25
$100,000 but under $ 250,000	3.75	3.90	3.25
$250,000 but under $ 500,000	2.75	2.83	2.25
$500,000 but under $ 1,000,000	2.00	2.04	1.75
$1,000,000 or more	None	None	None

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Virtus High Yield Income Fund, Virtus Intermediate Government Bond Fund, Virtus Intermediate Tax-Exempt Bond Fund, Virtus Short/Intermediate Bond Fund, and Virtus Tax-Exempt Bond Fund

Amount of Transaction at Offering Price	Sales Charge as a Percentage of Offering Price	Sales Charge as a Percentage of Amount Invested	Dealer Discount as a Percentage of Offering Price
Under $50,000	4.75%	4.99%	4.25%
$50,000 but under $ 100,000	4.50	4.71	4.00
$100,000 but under $ 250,000	3.50	3.63	3.00
$250,000 but under $ 500,000	2.75	2.83	2.25
$500,000 but under $ 1,000,000	2.00	2.04	1.75
$1,000,000 or more	None	None	None

With respect to Class C Shares, the Distributor intends to pay investment dealers a sales commission of 1% of the sale price of Class C Shares. (This sales commission will not be paid to dealers for sales of Class C Shares purchased by 401(k) participants of the Merrill Lynch Daily K Plan due to a waiver of the CDSC for these plan participants’ purchases.) Your broker, dealer or financial advisor may also charge you additional commissions or fees for their services in selling shares to you provided they notify the Distributor of their intention to do so.

Dealers and other entities that enter into special arrangements with the Distributor may receive compensation for the sale and promotion of shares of these funds and/or for providing other shareholder services. Such fees are in addition to the sales commissions referenced above and may be based upon the amount of sales of fund shares by a dealer; the provision of assistance in marketing of fund shares; access to sales personnel and information dissemination services; provision of recordkeeping and administrative services to qualified employee benefit plans; and other criteria as established by the Distributor. Depending on the nature of the services, these fees may be paid either from the funds through distribution fees, service fees or transfer agent fees or, in some cases, the Distributor may pay certain fees from its own profits and resources.

From its own profits and resources, the Distributor intends to, from time to time, pay special incentive and retention fees to qualified wholesalers, registered financial institutions and third party marketers. Additionally, for Virtus fixed income funds, the Distributor may pay broker-dealers a finder’s fee in an amount equal to 0.50% of eligible Class A Share purchases from $1,000,000 to $3,000,000 and 0.25% on amounts greater than $3,000,000. For all other Virtus Mutual Funds, the Distributor may pay broker-dealers a finder’s fee in an amount equal to 1.00% of eligible Class A Share purchases from $1,000,000 to $3,000,000, 0.50% on amounts of $3,000,001 to $10,000,000, and 0.25% on amounts greater than $10,000,000. Purchases by an account in the name of a qualified employee benefit plan are eligible for a finder’s fee only if such plan has at least 100 eligible employees. If all or part of a purchase on which a finder’s fee has been paid, including investments by qualified employee benefit plans, is subsequently redeemed within 18 months, a CDSC may apply, except for redemptions of shares purchased on which a finder’s fee would have been paid where such investor’s dealer of record, due to the nature of the investor’s account, notifies the Distributor prior to the time of the investment that the dealer waives the finder’s fee otherwise payable to the dealer, or agrees to receive such finder’s fee ratably over a 18-month period. For all Virtus fixed income funds, the CDSC is 0.50%; for all other Virtus Mutual Funds, the CDSC is 1.00%. For purposes of determining the applicability of the CDSC, the 18-month period begins on the last day of the month preceding the month in which the purchase was made. The Distributor will also pay broker-dealers a service fee of 0.25% beginning in the thirteenth month following purchase of Class A Shares on which a finder’s fee has been paid. Any dealer who receives more than 90% of a sales charge may be deemed to be an “underwriter” under the Securities Act of 1933. VP Distributors reserves the right to discontinue or alter such fee payment plans at any time.

From its own resources or pursuant to the distribution and shareholder servicing plans, and subject to the dealers’ prior approval, the Distributor may provide additional compensation to registered representatives of dealers in the form of travel expenses, meals, and lodging associated with training and educational meetings sponsored by the Distributor. The Distributor may also provide gifts amounting in value to less than $100, and occasional meals or entertainment, to registered representatives of dealers. Any such travel expenses, meals, lodging, gifts or entertainment paid will not be preconditioned upon the registered representatives’ or dealers’ achievement of a sales target. The Distributor may, from time to time, reallow the entire portion of the sales charge on Class A Shares which it normally retains to individual

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selling dealers. However, such additional reallowance generally will be made only when the selling dealer commits to substantial marketing support such as internal wholesaling through dedicated personnel, internal communications and mass mailings.

The Distributor has agreed to pay fees to certain distributors for preferred marketing opportunities. These arrangements may be viewed as creating a conflict of interest between these distributors and investors. Investors should make due inquiry of their selling agents to ensure that they are receiving the requisite point of sale disclosures and suitable recommendations free of any influence by reason of these arrangements.

Your Account

Opening an Account

Your financial advisor can assist you with your initial purchase as well as all phases of your investment program. If you are opening an account by yourself, please follow the instructions outlined below. These procedures do not apply to purchases of Class I Shares. For information about purchasing Class I Shares, please contact Mutual Fund Services by calling (800) 243-1574.

The funds have established the following preferred methods of payment for fund shares:

•	Checks drawn on an account in the name of the investor and made payable to Virtus Mutual Funds;

•	Checks drawn on an account in the name of the investor’s company or employer and made payable to Virtus Mutual Funds; or

•	Wire transfers or Automated Clearing House (ACH) transfers from an account in the name of the investor, or the investor’s company or employer.

Payment in other forms may be accepted at the discretion of the funds. Please specify the name(s) of the fund or funds in which you would like to invest on the check or transfer instructions.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. Accordingly, when you open an account, we will ask for your name, address, date of birth and other information that will allow us to identify you. We may check the information you provide against publicly available databases, information obtained from consumer reporting agencies, other financial institutions or other sources. If, after reasonable effort, we cannot verify your identity, we reserve the right to close the account and redeem the shares at the net asset value next calculated after the decision is made by us to close the account.

Step 1.

Your first choice will be the initial amount you intend to invest.

Minimum initial investments:

•

$25 for individual retirement accounts (IRAs), accounts that use the systematic exchange privilege or accounts that use the Systematic Purchase program. (See below for more information on the Systematic Purchase program.)

•

There is no initial dollar requirement for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans. There is also no minimum for reinvesting dividends and capital gains into another account.

•	$500 for all other accounts.

Minimum additional investments:

•	$25 for any account.

86	Virtus Mutual Funds

•

There is no minimum additional investment requirement for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans. There is also no minimum additional investment requirement for reinvesting dividends and capital gains into an existing account.

The funds reserve the right to refuse a purchase order for any reason.

Step 2.

Your second choice will be what class of shares to buy. Each share class has different sales and distribution charges. Because all future investments in your account will be made in the share class you choose when you open your account, you should make your decision carefully. Your financial advisor can help you pick the share class that makes the most sense for your situation.

Step 3.

Your next choice will be how you want to receive any dividends and capital gain distributions. Your options are:

•	Receive both dividends and capital gain distributions in additional shares;

•	Receive dividends in additional shares and capital gain distributions in cash;

•	Receive dividends in cash and capital gain distributions in additional shares; or

•	Receive both dividends and capital gain distributions in cash.

No interest will be paid on uncashed distribution checks.

How to Buy Shares

To Open An Account (Class A and Class C Shares only)
Through a financial advisor	Contact your advisor. Some advisors may charge a fee and may set different minimum investments or limitations on buying shares.
Through the mail	Complete a New Account Application and send it with a check payable to the fund. Mail them to: State Street Bank, P.O. Box 8301, Boston, MA 02266-8301.
Through express delivery	Complete a New Account Application and send it with a check payable to the fund. Send them to: Boston Financial Data Services, Attn: Virtus Mutual Funds, 30 Dan Road, Canton, MA 02021-2809.
By Federal Funds wire	Call us at (800) 243-1574 (press 1, then 0).
By Systematic Purchase	Complete the appropriate section on the application and send it with your initial investment payable to the fund. Mail them to: State Street Bank, P.O. Box 8301, Boston, MA 02266-8301.
By telephone exchange	Call us at (800) 243-1574 (press 1, then 0).

The price at which a purchase is effected is based on the applicable net asset value determined after receipt of a purchase order in good order by the funds’ Transfer Agent. A purchase order is generally “in good order” if an acceptable form of payment accompanies the purchase order and the order includes the appropriate application(s) and/or form(s) and any supporting legal documentation required by the Transfer Agent, each in legible form. For the Virtus money market funds, orders in proper form placed prior to 12:00 Noon (Insight Tax Exempt Money Market Fund) or 4:30 PM (Insight Government Money Market Fund and Insight Money Market Fund) and payments for which are received in or converted into Federal Funds by the funds’ custodian by 6:00 PM generally will become effective at the price determined on that day at 12:00 Noon or 4:30 PM, respectively (all provided that the fund and the fund’s custodian are open for business on that day and the fund has not calculated its NAV earlier due to an earlier close

Virtus Mutual Funds	87

recommendation by SIFMA). In either case, shares purchased will receive the dividend on that day. Orders for Class A shares of the Virtus Insight Money Market Funds placed after 12:00 Noon (Insight Tax Exempt Money Market Fund) or 4:30 PM (Insight Government Money Market Fund and Insight Money Market Fund) will become effective at the applicable price next determined after receipt of the order, which generally will be on the next business day. Orders for Class I shares of the Virtus Insight Money Market Funds placed after 12:00 Noon (Insight Tax Exempt Money Market Fund) or 4:30 PM (Insight Government Money Market Fund and Insight Money Market Fund) will not be accepted and executed; notice of the purchase order being rejected will be given to the institution placing the order, and any payments received will be returned promptly to the sending institution. For all funds, specified times are eastern time.

Each fund reserves the right to refuse any order that may disrupt the efficient management of that fund.

How to Sell Shares

You have the right to have the funds buy back shares at the net asset value next determined after receipt of a redemption request in good order by the funds’ Transfer Agent or an authorized agent. In the case of a Class C Share redemption, you will be subject to the applicable contingent deferred sales charge, if any, for such shares. Subject to certain restrictions, shares may be redeemed by telephone or in writing. In addition, shares may be sold through securities dealers, brokers or agents who may charge customary commissions or fees for their services. The funds do not charge any redemption fees. Payment for shares redeemed is generally made within seven days; however, redemption proceeds will not be disbursed until each check used for purchases of shares has been cleared for payment by your bank, which may take up to 15 days after receipt of the check.

For the Virtus money market funds, written redemption requests will be priced at the net asset value next calculated after the written request is received in proper form. If the redemption proceeds are wired to you on the same day your order is priced, you will not receive the dividend declared on that day. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the fund priced your request.

Also for the Virtus money market funds, provided in each case that the fund and the funds’ custodian are open for business on that day, telephone redemption requests received by 12:00 Noon for any Virtus Insight Money Market Fund generally will be processed so that redemption proceeds are sent by 1:30 PM; telephone redemption requests received by 3:30 PM for either the Insight Government Money Market Fund or the Insight Money Market Fund generally will be processed so that redemption proceeds are sent by 4:45 PM; and telephone redemption requests received by 4:30 PM for either the Insight Government Money Market Fund or the Insight Money Market Fund generally will be processed so that redemption proceeds are sent by 5:45 PM (all provided that the fund has not calculated its NAV earlier due to an earlier close recommendation by SIFMA). In all such instances, the shares being redeemed will not receive the dividend declared on that day. Telephone redemption requests for Class A shares of a Money Market Fund made after 12:00 Noon (Insight Tax Exempt Money Market Fund) or 4:30 PM (Insight Government Money Market Fund and Insight Money Market Fund), or made before such applicable time on a day when the fund or the funds’ custodian is closed or made before such applicable time but after the time the fund has calculated its NAV on a day the fund has calculated its NAV earlier due to an earlier recommendation by SIFMA, generally will be processed so that payment is made the next business day on which the funds’ custodian is open for business. Telephone redemption requests for Class I shares of a Virtus money market fund placed after the applicable fund calculates its NAV will not be accepted and executed; appropriate notice will be given to the institution placing the request. For all funds, specified times are eastern time. For information about selling Class I Shares, please contact the funds’ Transfer Agent at (800) 243-1574.

88	Virtus Mutual Funds

To Sell Shares (Class A and Class C Shares only)
Through a financial advisor	Contact your advisor. Some advisors may charge a fee and may set different minimums on redemptions of accounts.
Through the mail	Send a letter of instruction and any share certificates (if you hold certificate shares) to: State Street Bank, P.O. Box 8301, Boston, MA 02266-8301. Be sure to include the registered owner’s name, fund and account number and number of shares or dollar value you wish to sell.
Through express delivery	Send a letter of instruction and any share certificates (if you hold certificate shares) to: Boston Financial Data Services, Attn: Virtus Mutual Funds, 30 Dan Road, Canton, MA 02021-2809. Be sure to include the registered owner’s name, fund and account number and number of shares or dollar value you wish to sell.
By telephone	For sales up to $50,000, requests can be made by calling (800) 243-1574.
By telephone exchange	Call us at (800) 243-1574 (press 1, then 0).

Things You Should Know When Selling Shares

You may realize a taxable gain or loss (for federal income tax purposes) if you redeem shares of the funds. Except for the Virtus money market funds, each fund reserves the right to pay large redemptions “in kind” (i.e., in securities owned by the fund) rather than in cash. Large redemptions are those that exceed $250,000 or 1% of the fund’s net assets, whichever is less, over any 90-day period. Additional documentation will be required for redemptions by organizations, fiduciaries, or retirement plans, or if a redemption is requested by anyone but the shareholder(s) of record. Transfers between broker-dealer “street” accounts are governed by the accepting broker-dealer.

Questions regarding this type of transfer should be directed to your financial advisor. Redemption requests will not be honored until all required documents, in proper form, have been received. To avoid delay in redemption or transfer, shareholders having questions about specific requirements should contact the funds’ Transfer Agent at (800) 243-1574.

Redemptions by Mail

è	If you are selling shares held individually, jointly, or as custodian under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act:

Send a clear letter of instruction if both of these apply:

•	The proceeds do not exceed $50,000.

•	The proceeds are payable to the registered owner at the address on record.

Send a clear letter of instruction with a signature guarantee when any of these apply:

•	You are selling more than $50,000 worth of shares.

•	The name or address on the account has changed within the last 30 days.

•	You want the proceeds to go to a different name or address than on the account.

è	If you are selling shares held in a corporate or fiduciary account, please contact the funds’ Transfer Agent at (800) 243-1574.

If required, the signature guarantee must be a STAMP 2000 Medallion guarantee and be made by an eligible guarantor institution as defined by the funds’ Transfer Agent in accordance with its signature guarantee procedures. Guarantees using previous technology medallions will not be accepted. Currently, the Transfer Agent’s signature guarantee procedures generally permit guarantees by banks, broker-dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.

Virtus Mutual Funds	89

Selling Shares by Telephone

The Transfer Agent will use reasonable procedures to confirm that telephone instructions are genuine. Address and bank account information are verified, redemption instructions are taped, and all redemptions are confirmed in writing.

The individual investor bears the risk from instructions given by an unauthorized third-party that the Transfer Agent reasonably believed to be genuine.

The Transfer Agent may modify or terminate the telephone redemption privilege at any time with 60 days’ notice to shareholders, except for instances of disruptive trading or market timing; in such cases, the telephone redemption privilege may be suspended immediately, followed by written notice. (See “Disruptive Trading and Market Timing” in this prospectus.)

During times of drastic economic or market changes, telephone redemptions may be difficult to make or temporarily suspended.

Account Policies

Account Reinstatement Privilege

Subject to the funds’ policies and procedures regarding market timing, for 180 days after you sell your Class A Shares or Class C Shares on which you have previously paid a sales charge, you may purchase Class A Shares of any Virtus Mutual Fund at net asset value, with no sales charge, by reinvesting all or part of your proceeds, but not more. Send your written request to State Street Bank, P.O. Box 8301, Boston, MA 02266-8301. You can call us at (800) 243-1574 for more information.

Please remember, a redemption and reinvestment are considered to be a sale and purchase for tax-reporting purposes. Class C shareholders who have had the contingent deferred sales charge waived because they are in the Systematic Withdrawal Program are not eligible for this reinstatement privilege.

Redemption of Small Accounts

Due to the high cost of maintaining small accounts, if your redemption activity causes your account balance to fall below $200, you may receive a notice requesting you to bring the balance up to $200 within 60 days. If you do not, the shares in the account will be sold at net asset value, and a check will be mailed to the address of record.

Distributions of Small Amounts

Distributions in amounts less than $10 will automatically be reinvested in additional shares of the applicable fund.

Uncashed Checks

If any correspondence sent by a fund is returned by the postal or other delivery service as “undeliverable,” your dividends or any other distribution may be automatically reinvested in the respective fund.

If your distribution check is not cashed within six months, the distribution may be reinvested in the fund at the current net asset value. You will not receive any interest on uncashed distribution or redemption checks. This provision may not apply to certain retirement or qualified accounts.

Exchange Privileges

You should read the prospectus of the Virtus Mutual Fund(s) into which you want to make an exchange before deciding to make an exchange. You can obtain a prospectus from your financial advisor or by calling us at (800) 243-4361, or accessing our Web site at virtus.com.

•

You may exchange shares of one fund for the same class of shares of another Virtus Mutual Fund (e.g., Class A Shares for Class A Shares). Class C Shares are also exchangeable for Class T Shares of those Virtus Mutual Funds offering them. Exchange privileges may not be available for all Virtus Mutual Funds and may be rejected or suspended.

90	Virtus Mutual Funds

•

On exchanges into Class A of a Virtus money market fund from Class A of a Virtus non-money market fund made within 18 months of a finder’s fee being paid on such Virtus non-money market fund shares, a CDSC may be assessed on exchange proceeds. For all Virtus fixed income funds, the CDSC is 0.50%; for all other Virtus Mutual Funds, the CDSC is 1.00%. The CDSC may be waived upon return of the finder’s fee by the dealer.

•	Exchanges may be made by telephone ((800) 243-1574) or by mail (State Street Bank, P.O. Box 8301, Boston, MA 02266-8301).

•	The amount of the exchange must be equal to or greater than the minimum initial investment required, unless the minimum has been waived (as described in the Statement of Additional Information).

•	The exchange of shares is treated as a sale and a purchase for federal income tax purposes.

•

In certain circumstances, a fund or the distributor may enter into an agreement with a financial intermediary to permit exchanges from one class of a fund into another class of the same fund, subject to certain conditions. Such exchanges will only be permitted if, among other things, the financial intermediary agrees to follow procedures established by the fund or distributor, which generally will require that the exchanges be carried out (i) within accounts maintained and controlled by the intermediary, (ii) on behalf of all or a particular segment of beneficial owners holding shares of the affected fund within those accounts, and (iii) all at once or within a given time period, or as agreed upon in writing by the fund or the distributor and the financial intermediary. A shareholder’s ability to make this type of exchange may be limited by operational or other limitations of his or her financial intermediary or the fund.

Disruptive Trading and Market Timing

These funds are not suitable for market timers and market timers are discouraged from becoming investors. Your ability to make exchanges among Virtus Mutual Funds is subject to modification if we determine, in our sole opinion, that your exercise of the exchange privilege may disadvantage or potentially harm the rights or interests of other shareholders.

Frequent purchases, redemptions and exchanges, programmed exchanges, exchanges into and then out of a fund in a short period of time, and exchanges of large amounts at one time may be indicative of market timing and otherwise disruptive trading (“Disruptive Trading”) which can have risks and harmful effects for other shareholders. These risks and harmful effects include:

•

dilution of the interests of long-term investors, if market timers or others exchange into a fund at prices that are below the true value or exchange out of a fund at prices that are higher than the true value;

•

an adverse effect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the fund to maintain a higher level of cash than would otherwise be the case, or causing the fund to liquidate investments prematurely; and

•	reducing returns to long-term shareholders through increased brokerage and administrative expenses.

Additionally, the nature of the portfolio holdings of the Virtus Emerging Markets Opportunities Fund may expose those funds to investors who engage in the type of market timing trading that seeks to take advantage of possible delays between the change in the value of a mutual fund’s portfolio holdings and the reflection of the change in the net asset value of the fund’s shares, sometimes referred to as “time-zone arbitrage.” Arbitrage market timers seek to exploit possible delays between the change in the value of a mutual fund’s portfolio holdings and the net asset value of the fund’s shares in funds that hold significant investments in foreign securities because certain foreign markets close several hours ahead of the U.S. markets. If an arbitrageur is successful, the value of the fund’s shares may be diluted if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon net asset values which do not reflect appropriate fair value prices.

In order to attempt to protect our shareholders from the potential harmful effects of Disruptive Trading, the funds’ Board of Trustees has adopted market timing policies and procedures designed to discourage Disruptive Trading. The Board has adopted these policies and procedures as a preventive measure to protect all shareholders from the potential

Virtus Mutual Funds	91

effects of Disruptive Trading, while also abiding by any rights that shareholders may have to make exchanges and provide reasonable and convenient methods of making exchanges that do not have the potential to harm other shareholders.

Excessive trading activity is measured by the number of roundtrip transactions in an account. A roundtrip transaction is one where a shareholder buys and then sells, or sells and then buys, shares of any fund within 30 days. Shareholders of the funds are limited to one roundtrip transaction within any rolling 30-day period. Roundtrip transactions are counted at the shareholder level. In considering a shareholder’s trading activity, the funds may consider, among other factors, the shareholder’s trading history both directly and, if known, through financial intermediaries, in the funds, in other funds within the Virtus Mutual Fund complex, in non-Virtus mutual funds or in accounts under common control or ownership. We do not include exchanges made pursuant to the dollar cost averaging or other similar programs when applying our market timing policies. Systematic withdrawal and/or contribution programs, mandatory retirement distributions, and transactions initiated by a plan sponsor also will not count towards the roundtrip limits. The funds may permit exchanges that they believe, in the exercise of their judgment, are not disruptive. The size of the fund and the size of the requested transaction may be considered when determining whether or not the transaction would be disruptive.

Shareholders holding shares for at least 30 days following investment will ordinarily be in compliance with the funds’ policies regarding market timing. The funds may, however, take action if activity is deemed disruptive even if shares are held longer than 30 days, such as a request for a transaction of an unusually large size. The size of the fund and the size of the requested transaction may be considered when determining whether or not the transaction would be disruptive.

Under our market timing policies, we may modify your exchange privileges for some or all of the funds by not accepting an exchange request from you or from any person, asset allocation service, and/or market timing services made on your behalf. We may also limit the amount that may be exchanged into or out of any fund at any one time or could revoke your right to make Internet, telephone or facsimile exchanges. We may reinstate Internet, telephone and facsimile exchange privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

The funds currently do not charge exchange or redemption fees, or any other administrative charges on fund exchanges. The funds reserve the right to impose such fees and/or charges in the future.

Orders for the purchase of fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any exchange request into any fund if the purchase of shares in the corresponding fund is not accepted for any reason.

The funds do not have any arrangements with any person, organization or entity to permit frequent purchases and redemptions of fund shares.

We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. The funds reserve the right to reject any purchase or exchange transaction at any time. If we reject a purchase or exchange for any reason, we will notify you of our decision in writing.

The funds cannot guarantee that their policies and procedures regarding market timing will be effective in detecting and deterring all Disruptive Trading.

Retirement Plans

Shares of the funds may be used as investments under the following retirement plans: traditional IRA, rollover IRA, SEP-IRA, SIMPLE IRA, Roth IRA, 401(k) plans, profit-sharing, money purchase plans, and certain 403(b) plans. For more information, call (800) 243-4361.

Investor Services and Other Information

Systematic Purchase is a systematic investment plan that allows you to have a specified amount automatically deducted from your checking or savings account and then deposited into your mutual fund account. Just complete the Systematic Purchase Section on the application and include a voided check.

92	Virtus Mutual Funds

Systematic Exchange allows you to automatically move money from one Virtus Mutual Fund to another on a monthly, quarterly, semiannual or annual basis. Shares of one Virtus Mutual Fund will be exchanged for shares of the same class of another Virtus Mutual Fund at the interval you select. To sign up, just complete the Systematic Exchange Section on the application. Exchange privileges may not be available for all Virtus Mutual Funds, and may be rejected or suspended.

Telephone Exchange lets you exchange shares of one Virtus Mutual Fund for the same class of shares in another Virtus Mutual Fund, using our customer service telephone service. (See the “Telephone Exchange” section on the application.) Exchange privileges may not be available for all Virtus Mutual Funds, and may be rejected or suspended.

Systematic Withdrawal allows you to periodically redeem a portion of your account on a predetermined monthly, quarterly, semiannual, or annual basis. Sufficient shares from your account will be redeemed at the closing net asset value on the applicable payment date, with proceeds to be mailed to you or sent through ACH to your bank (at your selection). For payments to be mailed, shares will be redeemed on the 15th of the month so that the payment is made about the 20th of the month. For ACH payments, you may select the day of the month for the payments to be made; if no date is specified, the payments will occur on the 15th of the month. The minimum withdrawal is $25, and minimum account balance requirements continue to apply. Shareholders in the program must own Virtus Mutual Fund shares worth at least $5,000.

Disclosure of Fund Holdings. A description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio securities is available in the statement of additional information.

Tax Status of Distributions

The funds plan to make distributions from net investment income at intervals stated in the table below and to distribute net realized capital gains, if any, at least annually.

Fund	Dividend Paid
Balanced Allocation Fund	Quarterly
Core Equity Fund	Semiannually
Disciplined Small-Cap Opportunity Fund	Semiannually
Disciplined Small-Cap Value Fund	Semiannually
Emerging Markets Opportunities Fund	Semiannually
High Yield Income Fund	Monthly(1)
Insight Government Money Market Fund	Monthly(1)
Insight Money Market Fund	Monthly(1)
Insight Tax-Exempt Money Market Fund	Monthly(1)
Intermediate Government Bond Fund	Monthly(1)
Intermediate Tax-Exempt Bond Fund	Monthly(1)
Short/Intermediate Bond Fund	Monthly(1)
Tax-Exempt Bond Fund	Monthly(1)
Value Equity Fund	Quarterly

(1) Although a dividend is paid monthly, it is accrued daily.

Distributions of short-term capital gains (gains on securities held for a year or less) and net investment income are taxable to shareholders as ordinary income. Under the Jobs and Growth Tax Reconciliation Act of 2003, certain

Virtus Mutual Funds	93

distributions of long-term capital gains and certain dividends are taxable at a lower rate than ordinary income for a limited number of years. This lower rate terminates for tax years after 2010. Long-term capital gains, if any, distributed to shareholders and which are designated by a fund as capital gain distributions, are taxable to shareholders as long-term capital gain distributions regardless of the length of time you have owned your shares.

Unless you elect to receive distributions in cash, dividends and capital gain distributions are paid in additional shares. All distributions, cash or additional shares, are subject to federal income tax and may be subject to state, local and other taxes.

Master Fund/Feeder Fund Structure

The Board of Trustees has the authority to convert any fund to a “feeder” fund in a Master Fund/Feeder Fund Structure in which the fund, instead of investing in portfolio securities directly, would seek to achieve its investment objective by investing all of its investable assets in a separate “master” fund having the same investment objectives and substantially similar investment restrictions. Other funds with similar objectives and restrictions could also invest in the same Master Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs.

94	Virtus Mutual Funds

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Financial Highlights

These tables are intended to help you understand the funds’ financial performance for the past five years or since inception. Some of the information reflects financial information for a single fund share. The total returns in the tables represent the rate that a investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information for the years ended December 31, 2009, 2008, 2007 and 2006 has been audited by PricewaterhouseCoopers LLP, the funds’ independent registered public accounting firm. For periods prior to December 31, 2006, this information was audited by the funds’ previous independent registered public accounting firm. PricewaterhouseCoopers LLP’s report, together with the funds’ financial statements, is included in the funds’ most recent Annual Report, which is available upon request.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain/(Loss)	Non-recurring Payment from Former Administrator(8)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Distributions from Non-recurring Payment from Former Administrator(8)
Balanced Allocation Fund
Class I
1/1/09 to 12/31/09	$10.46	0.24	(7)	1.64	—	1.88	(0.24)	—	—
1/1/08 to 12/31/08	14.30	0.29	(7)	(3.84)	—	(3.55)	(0.29)	—	—
1/1/07 to 12/31/07	15.00	0.34	(7)	0.63	—	0.97	(0.35)	(1.32)	—
1/1/06 to 12/31/06	14.72	0.33	(7)	0.99	0.02	1.34	(0.33)	(0.71)	(0.02)
1/1/05 to 12/31/05	14.99	0.30		0.81	—	1.11	(0.30)	(1.08)	—
Class A
1/1/09 to 12/31/09	$10.42	0.21	(7)	1.66	—	1.87	(0.22)	—	—
1/1/08 to 12/31/08	14.26	0.26	(7)	(3.84)	—	(3.58)	(0.26)	—	—
1/1/07 to 12/31/07	14.96	0.30	(7)	0.63	—	0.93	(0.31)	(1.32)	—
1/1/06 to 12/31/06	14.69	0.29	(7)	0.99	0.02	1.30	(0.30)	(0.71)	(0.02)
1/1/05 to 12/31/05	14.97	0.27		0.79	—	1.06	(0.26)	(1.08)	—
Class C
1/1/09 to 12/31/09	$10.42	0.13	(7)	1.66	—	1.79	(0.14)	—	—
1/1/08 to 12/31/08	14.26	0.16	(7)	(3.84)	—	(3.68)	(0.16)	—	—
1/1/07 to 12/31/07	14.96	0.18	(7)	0.63	—	0.81	(0.19)	(1.32)	—
6/26/06 (inception) to 12/31/06	14.24	0.08	(7)	1.25	—	1.33	(0.09)	(0.52)	—
Core Equity Fund
Class I
1/1/09 to 12/31/09	$13.64	0.08	(7)	2.69	—	2.77	(0.08)	—	—
1/1/08 to 12/31/08	20.84	0.13	(7)	(7.01)	—	(6.88)	(0.12)	(0.20)	—
1/1/07 to 12/31/07	21.85	0.21	(7)	1.32	—	1.53	(0.22)	(2.32)	—
1/1/06 to 12/31/06	21.19	0.16	(7)	2.71	0.06	2.93	(0.16)	(2.05)	(0.06)
1/1/05 to 12/31/05	21.91	0.12		1.83	—	1.95	(0.12)	(2.55)	—
Class A
1/1/09 to 12/31/09	$13.42	0.05	(7)	2.65	—	2.70	(0.05)	—	—
1/1/08 to 12/31/08	20.51	0.08	(7)	(6.89)	—	(6.81)	(0.08)	(0.20)	—
1/1/07 to 12/31/07	21.53	0.15	(7)	1.31	—	1.46	(0.16)	(2.32)	—
1/1/06 to 12/31/06	20.91	0.11	(7)	2.66	0.05	2.82	(0.10)	(2.05)	(0.05)
1/1/05 to 12/31/05	21.66	0.07		1.80	—	1.87	(0.07)	(2.55)	—
Class C
1/1/09 to 12/31/09	$13.36	(0.06	)(7)	2.61	—	2.55	—	—	—
1/1/08 to 12/31/08	20.44	(0.04	)(7)	(6.84)	—	(6.88)	—	(0.20)	—
1/1/07 to 12/31/07	21.49	(0.02	)(7)	1.31	—	1.29	(0.02)	(2.32)	—
6/26/06 (inception) to 12/31/06	20.46	(0.02	)(7)	2.63	—	2.61	(0.02)	(1.56)	—

The footnote legend is at the end of the financial highlights.

96	Virtus Mutual Funds

Total Distributions	Redemption Fees Added to Paid-in Capital(4)		Net Asset Value, End of Period	Total Return(3)	Total Return Excluding Non-recurring Payment from Former Administrator(3)(8)	Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets	Ratio of Gross Operating Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

(0.24)	—		$12.10	18.28%	—	$52,601	0.82%	0.87%	2.20%		58%
(0.29)	—		10.46	(25.10)	—	46,545	0.83	0.88	2.28		55
(1.67)	—		14.30	6.48	—	71,603	0.77	0.82	2.18		71
(1.06)	—	(9)	15.00	9.26	9.14	74,724	0.76	0.82	2.20		66
(1.38)	—		14.72	7.45	—	71,570	0.79	0.84	1.95		61

(0.22)	—		$12.07	18.16%	—	$7,864	1.07%	1.07%	1.95%		58%
(0.26)	—		10.42	(25.35)	—	7,050	1.08	1.08	2.02		55
(1.63)	—		14.26	6.16	—	11,646	1.02	1.02	1.93		71
(1.03)	—		14.96	9.03	8.92	12,613	1.01	1.02	1.93		66
(1.34)	—		14.69	7.14	—	2,953	1.04	1.09	1.74		61

(0.14)	—		$12.07	17.31%	—	$454	1.82%	1.82%	1.22%		58%
(0.16)	—		10.42	(25.93)	—	498	1.83	1.83	1.33		55
(1.51)	—		14.26	5.45	—	321	1.78	1.78	1.19		71
(0.61)	—		14.96	9.31 (2)	—	255	1.77 (1)	1.77 (1)	1.04	(1)	66 (2)

(0.08)	—		$16.33	20.41%	—	$81,239	0.97%	1.02%	0.58%		83%
(0.32)	—		13.64	(33.36)	—	76,658	0.95	1.00	0.73		68
(2.54)	—		20.84	7.06	—	124,328	0.91	0.96	0.91		58
(2.27)	—	(9)	21.85	13.98	13.07	146,245	0.90	0.95	0.74		74
(2.67)	—		21.19	8.97	—	135,587	0.93	0.97	0.54		80

(0.05)	—		$16.07	20.16%	—	$9,121	1.22%	1.22%	0.32%		83%
(0.28)	—		13.42	(33.54)	—	5,943	1.20	1.20	0.47		68
(2.48)	—		20.51	6.81	—	10,265	1.16	1.16	0.66		58
(2.20)	—		21.53	13.73	13.46	11,795	1.16	1.16	0.50		74
(2.62)	—		20.91	8.70	—	1,009	1.18	1.22	0.29		80

—	—		$15.91	19.27%	—	$486	1.97%	1.97%	(0.41)%		83%
(0.20)	—		13.36	(34.04)	—	617	1.95	1.95	(0.23)		68
(2.34)	—		20.44	6.00	—	251	1.92	1.92	(0.10)		58
(1.58)	—		21.49	12.84 (2)	—	171	1.89 (1)	1.89 (1)	(0.19	)(1)	74 (2)

Virtus Mutual Funds	97

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain/(Loss)	Non-recurring Payment from Former Administrator(8)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Distributions from Non-recurring Payment from Former Administrator(8)
Disciplined Small-Cap Opportunity Fund
Class I
1/1/09 to 12/31/09	$8.39	—	(7)(9)	1.95	—	1.95	— (9)	—	—
1/1/08 to 12/31/08	13.23	(0.01	)(7)	(4.83)	—	(4.84)	—	—	—
1/1/07 to 12/31/07	19.67	0.01	(7)	(1.88)	—	(1.87)	— (9)	(4.57)	—
1/1/06 to 12/31/06	21.48	—	(9)	1.85	0.04	1.89	— (9)	(3.66)	(0.04)
1/1/05 to 12/31/05	24.64	0.04		1.13	—	1.17	(0.04)	(4.29)	—
Class A
1/1/09 to 12/31/09	$7.91	(0.02	)(7)	1.83	—	1.81	— (9)	—	—
1/1/08 to 12/31/08	12.50	(0.04	)(7)	(4.55)	—	(4.59)	—	—	—
1/1/07 to 12/31/07	18.91	(0.04	)(7)	(1.80)	—	(1.84)	— (9)	(4.57)	—
1/1/06 to 12/31/06	20.81	(0.03	)(7)	1.80	0.03	1.80	—	(3.66)	(0.04)
1/1/05 to 12/31/05	24.03	(0.09)		1.16	—	1.07	—	(4.29)	—
Class C
1/1/09 to 12/31/09	$7.73	(0.08	)(7)	1.78	—	1.70	— (9)	—	—
1/1/08 to 12/31/08	12.31	(0.12	)(7)	(4.46)	—	(4.58)	—	—	—
1/1/07 to 12/31/07	18.83	(0.19	)(7)	(1.76)	—	(1.95)	— (9)	(4.57)	—
6/26/06 (inception) to 12/31/06	20.31	(0.10	)(7)	1.27	—	1.17	—	(2.65)	—
Disciplined Small-Cap Value Fund
Class I
1/1/09 to 12/31/09	$21.89	0.04	(7)	2.97	—	3.01	(0.01)	—	—
1/1/08 to 12/31/08	31.11	0.11	(7)	(9.25)	—	(9.14)	(0.08)	—	—
1/1/07 to 12/31/07	44.42	0.21	(7)	(3.65)	—	(3.44)	(0.21)	(9.66)	—
1/1/06 to 12/31/06	47.40	0.10	(7)	4.97	0.06	5.13	(0.13)	(7.92)	(0.06)
1/1/05 to 12/31/05	50.67	0.27		4.24	—	4.51	(0.24)	(7.58)	—
Class A
1/1/09 to 12/31/09	$21.64	(0.02	)(7)	2.93	—	2.91	(0.01)	—	—
1/1/08 to 12/31/08	30.72	0.02	(7)	(9.09)	—	(9.07)	(0.01)	—	—
1/1/07 to 12/31/07	43.97	0.10	(7)	(3.60)	—	(3.50)	(0.09)	(9.66)	—
1/1/06 to 12/31/06	47.02	0.05	(7)	4.85	0.05	4.95	(0.03)	(7.92)	(0.05)
1/1/05 to 12/31/05	50.35	0.17		4.18	—	4.35	(0.13)	(7.58)	—
Class C
1/1/09 to 12/31/09	$21.26	(0.18	)(7)	2.85	—	2.67	(0.01)	—	—
1/1/08 to 12/31/08	30.39	(0.13	)(7)	(9.00)	—	(9.13)	—	—	—
1/1/07 to 12/31/07	43.82	(0.19	)(7)	(3.58)	—	(3.77)	— (9)	(9.66)	—
6/26/06 (inception) to 12/31/06	45.40	(0.19	)(7)	4.65	—	4.46	—	(6.04)	—

The footnote legend is at the end of the financial highlights.

98	Virtus Mutual Funds

Total Distributions	Redemption Fees Added to Paid-in Capital(4)		Net Asset Value, End of Period	Total Return(3)	Total Return Excluding Non-recurring Payment from Former Administrator(3)(8)	Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets	Ratio of Gross Operating Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

— (9)	—		$10.34	23.27%	—	$65,690	1.11%	1.16%	(0.04)%		109%
—	—		8.39	(36.58)	—	50,568	1.10	1.15	(0.10)		72
(4.57)	—		13.23	(10.33)	—	112,397	1.00	1.05	0.05		92
(3.70)	—		19.67	8.73	8.56	399,712	0.93	0.99	0.00		85
(4.33)	—	(9)	21.48	4.55	—	480,501	0.94	0.97	0.16		76

— (9)	—		$9.72	22.88%	—	$16,604	1.37%	1.37%	(0.28)%		109%
—	—		7.91	(36.72)	—	20,421	1.35	1.35	(0.36)		72
(4.57)	—		12.50	(10.61)	—	49,593	1.25	1.25	(0.22)		92
(3.70)	—		18.91	8.50	8.34	86,850	1.20	1.20	(0.17)		85
(4.29)	—	(9)	20.81	4.28	—	12,094	1.19	1.22	(0.18)		76

— (9)	—		$9.43	21.99%	—	$606	2.11%	2.11%	(1.04)%		109%
—	—		7.73	(37.21)	—	513	2.10	2.10	(1.09)		72
(4.57)	—		12.31	(11.26)	—	612	2.02	2.02	(1.06)		92
(2.65)	—		18.83	5.77 (2)	—	249	1.92 (1)	1.92 (1)	(0.98	)(1)	85 (2)

(0.01)	—		$24.89	13.79%	—	$52,703	1.14%	1.19%	0.21%		67%
(0.08)	—		21.89	(29.36)	—	51,715	1.06	1.11	0.38		77
(9.87)	—		31.11	(8.93)	—	92,809	0.96	1.01	0.50		83
(8.11)	—	(9)	44.42	10.92	10.82	297,831	0.88	0.94	0.20		92
(7.82)	0.04		47.40	8.90	—	335,085	0.90	0.94	0.49		74

(0.01)	—		$24.54	13.49%	—	$56,676	1.41%	1.41%	(0.09)%		67%
(0.01)	—		21.64	(29.52)	—	14,895	1.31	1.31	0.09		77
(9.75)	—		30.72	(9.17)	—	35,478	1.21	1.21	0.25		83
(8.00)	—		43.97	10.62	10.52	83,558	1.16	1.17	0.11		92
(7.71)	0.03		47.02	8.63	—	11,226	1.15	1.19	0.24		74

(0.01)	—		$23.92	12.60%	—	$16,215	2.17%	2.17%	(0.85)%		67%
—	—		21.26	(30.04)	—	203	2.06	2.06	(0.49)		77
(9.66)	—		30.39	(9.85)	—	249	1.98	1.98	(0.47)		83
(6.04)	—		43.82	9.86 (2)	—	167	1.89 (1)	1.89 (1)	(0.77	)(1)	92 (2)

Virtus Mutual Funds	99

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain/(Loss)	Payment by Affiliate	Non-recurring Payment from Former Administrator(8)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Distributions from Non-recurring Payment from Former Administrator(8)
Emerging Markets Opportunities Fund
Class I
1/1/09 to 12/31/09	$4.90	0.10	(7)	2.26	—	—	2.36	(0.09)	—	—
1/1/08 to 12/31/08	10.08	0.06	(7)	(4.43)	—	—	(4.37)	(0.11)	(0.70)	—
1/1/07 to 12/31/07	12.34	0.15	(7)	3.62	—	—	3.77	(0.09)	(5.94)	—
1/1/06 to 12/31/06	12.43	0.20	(7)	3.32	—	0.01	3.53	(0.22)	(3.39)	(0.01)
1/1/05 to 12/31/05	11.01	0.14		3.15	—	—	3.29	(0.11)	(1.76)	—
Class A
1/1/09 to 12/31/09	$4.76	0.08	(7)	2.20	—	—	2.28	(0.08)	—	—
1/1/08 to 12/31/08	9.80	0.05	(7)	(4.30)	—	—	(4.25)	(0.09)	(0.70)	—
1/1/07 to 12/31/07	12.14	0.09	(7)	3.57	—	—	3.66	(0.06)	(5.94)	—
1/1/06 to 12/31/06	12.27	0.08	(7)	3.36	—	0.01	3.45	(0.18)	(3.39)	(0.01)
1/1/05 to 12/31/05	10.88	0.10		3.14	—	—	3.24	(0.09)	(1.76)	—
Class C
1/1/09 to 12/31/09	$4.72	0.02	(7)	2.19	—	—	2.21	(0.03)	—	—
1/1/08 to 12/31/08	9.69	—	(9)	(4.23)	—	—	(4.23)	(0.04)	(0.70)	—
1/1/07 to 12/31/07	12.14	—	(9)	3.55	—	—	3.55	(0.06)	(5.94)	—
6/26/06 (inception) to 12/31/06	11.71	(0.03	)(7)	3.35	—	—	3.32	(0.07)	(2.82)	—
High Yield Income Fund
Class I
1/1/09 to 12/31/09	$8.45	0.84	(7)	1.74	—	—	2.58	(0.84)	—	—
1/1/08 to 12/31/08	11.87	0.88	(7)	(3.42)	—	—	(2.54)	(0.88)	—	—
1/1/07 to 12/31/07	12.45	0.89	(7)	(0.58)	—	—	0.31	(0.89)	—	—
1/1/06 to 12/31/06	12.44	0.85	(7)	0.02	—	0.01	0.88	(0.86)	—	(0.01)
1/1/05 to 12/31/05	13.07	0.83		(0.59)	—	—	0.24	(0.83)	(0.04)	—
Class A
1/1/09 to 12/31/09	$8.45	0.81	(7)	1.75	—	—	2.56	(0.81)	—	—
1/1/08 to 12/31/08	11.87	0.85	(7)	(3.42)	—	—	(2.57)	(0.85)	—	—
1/1/07 to 12/31/07	12.45	0.86	(7)	(0.58)	—	—	0.28	(0.86)	—	—
1/1/06 to 12/31/06	12.44	0.88	(7)	(0.04)	—	0.01	0.85	(0.83)	—	(0.01)
1/1/05 to 12/31/05	13.07	0.80		(0.59)	—	—	0.21	(0.80)	(0.04)	—
Class C
1/1/09 to 12/31/09	$8.45	0.74	(7)	1.74	—	—	2.48	(0.74)	—	—
1/1/08 to 12/31/08	11.87	0.78	(7)	(3.42)	—	—	(2.64)	(0.78)	—	—
1/1/07 to 12/31/07	12.45	0.77	(7)	(0.58)	—	—	0.19	(0.77)	—	—
6/26/06 (inception) to 12/31/06	11.98	0.38	(7)	0.47	—	—	0.85	(0.38)	—	—

The footnote legend is at the end of the financial highlights.

100	Virtus Mutual Funds

Total Distributions	Redemption Fees Added to Paid-in Capital(4)		Net Asset Value, End of Period	Total Return(3)	Total Return Excluding Non-recurring Payment from Former Administrator(3)(8)	Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets	Ratio of Gross Operating Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

(0.09)	—		$7.17	48.52%	—	$232,325	1.47%	1.52%	1.64%		50%
(0.81)	—		4.90	(45.90)	—	63,699	1.54	1.59	0.77		126
(6.03)	—		10.08	37.39	—	199,197	1.34	1.39	1.22		92
(3.62)	—	(9)	12.34	29.60	28.54	242,422	1.32	1.50	1.51		83
(1.87)	—		12.43	31.23	—	329,081	1.45	1.60	1.20		43

(0.08)	—		$6.96	48.12%	—	$42,658	1.72%	1.72%	1.34%		50%
(0.79)	—		4.76	(46.04)	—	11,281	1.79	1.79	0.65		126
(6.00)	—		9.80	37.16	—	11,616	1.60	1.60	0.77		92
(3.58)	—	(9)	12.14	29.21	29.15	7,456	1.59	1.63	0.60		83
(1.85)	—		12.27	31.08	—	1,205	1.70	1.85	0.91		43

(0.03)	—		$6.90	47.29%	—	$4,206	2.49%	2.49%	0.30%		50%
(0.74)	—		4.72	(46.50)	—	307	2.54	2.54	(0.05)		126
(6.00)	—		9.69	35.89	—	373	2.35	2.35	0.01		92
(2.89)	—		12.14	29.04 (2)	—	186	2.30 (1)	2.30 (1)	(0.49	)(1)	83 (2)

(0.84)	—		$10.19	31.67%	—	$43,061	0.79%	0.84%	8.91%		117%
(0.88)	—		8.45	(22.44)	—	31,932	0.83	0.88	8.33		121
(0.89)	—		11.87	2.52	—	47,958	0.74	0.79	7.22		117
(0.87)	—	(9)	12.45	7.31	7.20	68,692	0.64	0.76	6.90		147
(0.87)	—		12.44	1.94	—	74,697	0.58	0.78	6.80		42

(0.81)	—		$10.20	31.60%	—	$840	1.06%	1.06%	8.90%		117%
(0.85)	—		8.45	(22.63)	—	3,550	1.08	1.08	8.09		121
(0.86)	—		11.87	2.34	—	5,390	0.99	0.99	7.01		117
(0.84)	—	(9)	12.45	6.97	6.86	5,648	0.96	1.02	7.16		147
(0.84)	—		12.44	1.68	—	442	0.83	1.03	6.55		42

(0.74)	—		$10.19	30.49%	—	$382	1.79%	1.79%	7.75%		117%
(0.78)	—		8.45	(23.21)	—	117	1.84	1.84	7.37		121
(0.77)	—		11.87	1.50	—	140	1.74	1.74	6.26		117
(0.38)	—		12.45	7.17 (2)	—	139	1.71 (1)	1.71 (1)	5.94	(1)	147 (2)

Virtus Mutual Funds	101

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain/(Loss)		Payment by Affiliate		Non-recurring Payment from Former Administrator(8)		Total from Investment Operations		Dividends from Net Investment Income	Distributions from Net Realized Gains		Distributions from Non-recurring Payment from Former Administrator(8)
Insight Government Money Market Fund
Class I
1/1/09 to 12/31/09	$1.00	—	(9)	—	(9)	—		—		—	(9)	— (9)	—	(9)	—
1/1/08 to 12/31/08	1.00	0.02		—	(9)	—		—		0.02		(0.02)	—		—
1/1/07 to 12/31/07	1.00	0.05		—	(9)	—		—		0.05		(0.05)	—	(9)	—
1/1/06 to 12/31/06	1.00	0.05		—		—		—		0.05		(0.05)	—		—
1/1/05 to 12/31/05	1.00	0.03		—		—		—		0.03		(0.03)	—		—
Class A(5)
1/1/09 to 12/31/09	$1.00	—	(9)	—	(9)	—		—		—	(9)	— (9)	—	(9)	—
1/1/08 to 12/31/08	1.00	0.02		—	(9)	—		—		0.02		(0.02)	—		—
1/1/07 to 12/31/07	1.00	0.05		—		—		—		0.05		(0.05)	—	(9)	—
1/1/06 to 12/31/06	1.00	0.05		—		—		—	(9)	0.05		(0.05)	—		—	(9)
1/1/05 to 12/31/05	1.00	0.03		—		—		—		0.03		(0.03)	—		—
Insight Money Market Fund
Class I
1/1/09 to 12/31/09	$1.00	0.01		—	(9)	—		—		0.01		(0.01)	—	(9)	—
1/1/08 to 12/31/08	1.00	0.03		—	(9)	—	(9)	—		0.03		(0.03)	—		—
1/1/07 to 12/31/07	1.00	0.05		—		—		—		0.05		(0.05)	—		—
1/1/06 to 12/31/06	1.00	0.05		—		—		—		0.05		(0.05)	—		—
1/1/05 to 12/31/05	1.00	0.03		—		—		—		0.03		(0.03)	—		—
Class A(5)
1/1/09 to 12/31/09	$1.00	—	(9)	—	(9)	—		—		—	(9)	— (9)	—	(9)	—
1/1/08 to 12/31/08	1.00	0.02		—	(9)	—	(9)	—		0.02		(0.02)	—		—
1/1/07 to 12/31/07	1.00	0.05		—		—		—		0.05		(0.05)	—		—
1/1/06 to 12/31/06	1.00	0.05		—		—		—	(9)	0.05		(0.05)	—		—	(9)
1/1/05 to 12/31/05	1.00	0.03		—		—		—		0.03		(0.03)	—		—
Insight Tax-Exempt Money Market Fund
Class I
1/1/09 to 12/31/09	$1.00	—	(9)	—	(9)	—		—		—	(9)	— (9)	—	(9)	—
1/1/08 to 12/31/08	1.00	0.02		—	(9)	—		—		0.02		(0.02)	—	(9)	—
1/1/07 to 12/31/07	1.00	0.04		—		—		—		0.04		(0.04)	—		—
1/1/06 to 12/31/06	1.00	0.03		—		—		—	(9)	0.03		(0.03)	—		—	(9)
1/1/05 to 12/31/05	1.00	0.02		—		—		—		0.02		(0.02)	—		—
Class A(5)
1/1/09 to 12/31/09	$1.00	—	(9)	—	(9)	—		—		—	(9)	— (9)	—	(9)	—
1/1/08 to 12/31/08	1.00	0.02		—	(9)	—		—		0.02		(0.02)	—	(9)	—
1/1/07 to 12/31/07	1.00	0.03		—		—		—		0.03		(0.03)	—		—
1/1/06 to 12/31/06	1.00	0.03		—		—		—	(9)	0.03		(0.03)	—		—	(9)
1/1/05 to 12/31/05	1.00	0.02		—		—		—		0.02		(0.02)	—		—

The footnote legend is at the end of the financial highlights.

102	Virtus Mutual Funds

Total Distributions	Redemption Fees Added to Paid-in Capital(4)	Net Asset Value, End of Period	Total Return(3)		Total Return Excluding Non-recurring Payment from Former Administrator(3)(8)	Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets	Ratio of Gross Operating Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

— (9)	—	$1.00	0.30%		—	$131,990	0.24%	0.29%	0.31%	N/A
(0.02)	—	1.00	2.25		—	428,314	0.21	0.26	2.12	N/A
(0.05)	—	1.00	5.07		—	279,393	0.19	0.24	4.94	N/A
(0.05)	—	1.00	4.92		—	312,535	0.24	0.29	4.91	N/A
(0.03)	—	1.00	3.06		—	215,132	0.20	0.25	3.00	N/A

— (9)	—	$1.00	0.09%		—	$168,054	0.46%	0.59%	0.09%	N/A
(0.02)	—	1.00	1.89		—	229,729	0.56	0.56	1.84	N/A
(0.05)	—	1.00	4.71		—	207,943	0.54	0.54	4.59	N/A
(0.05)	—	1.00	4.76		4.56	238,247	0.57	0.60	4.46	N/A
(0.03)	—	1.00	2.70		—	262,512	0.55	0.60	2.65	N/A

(0.01)	—	$1.00	0.62	%(10)	—	$2,054,581	0.23%	0.28%	0.52%	N/A
(0.03)	—	1.00	2.82	(6)	—	1,619,040	0.19	0.24	2.86	N/A
(0.05)	—	1.00	5.28		—	2,805,101	0.18	0.24	5.16	N/A
(0.05)	—	1.00	5.04		—	2,437,872	0.17	0.24	4.90	N/A
(0.03)	—	1.00	3.15		—	3,724,311	0.17	0.25	3.16	N/A

— (9)	—	$1.00	0.31	%(10)	—	$532,034	0.55%	0.59%	0.26%	N/A
(0.02)	—	1.00	2.47	(6)	—	706,353	0.54	0.55	2.52	N/A
(0.05)	—	1.00	4.91		—	1,169,249	0.53	0.54	4.80	N/A
(0.05)	—	1.00	4.93		4.68	880,851	0.52	0.56	4.58	N/A
(0.03)	—	1.00	2.80		—	920,774	0.52	0.60	2.72	N/A

— (9)	—	$1.00	0.36%		—	$844,557	0.22%	0.27%	0.37%	N/A
(0.02)	—	1.00	2.22		—	1,190,802	0.20	0.25	2.16	N/A
(0.04)	—	1.00	3.52		—	1,067,153	0.19	0.24	3.46	N/A
(0.03)	—	1.00	3.41		3.31	1,079,743	0.18	0.25	3.26	N/A
(0.02)	—	1.00	2.23		—	1,035,130	0.22	0.25	2.22	N/A

— (9)	—	$1.00	0.09%		—	$199,472	0.50%	0.57%	0.09%	N/A
(0.02)	—	1.00	1.86		—	224,685	0.55	0.55	1.82	N/A
(0.03)	—	1.00	3.16		—	219,625	0.53	0.53	3.11	N/A
(0.03)	—	1.00	3.18		2.95	217,664	0.57	0.59	2.88	N/A
(0.02)	—	1.00	1.87		—	257,842	0.57	0.60	1.87	N/A

Virtus Mutual Funds	103

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain/(Loss)	Payment by Affiliate	Non-recurring Payment from Former Administrator(8)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Distributions from Non-recurring Payment from Former Administrator(8)
Intermediate Government Bond Fund
Class I
1/1/09 to 12/31/09	$17.63	0.46	(7)	(0.29)	—	—	0.17	(0.46)	(0.09)	—
1/1/08 to 12/31/08	16.75	0.62	(7)	0.92	—	—	1.54	(0.62)	(0.04)	—
1/1/07 to 12/31/07	16.37	0.73	(7)	0.38	—	—	1.11	(0.73)	—	—
1/1/06 to 12/31/06	16.50	0.73	(7)	(0.13)	—	0.10	0.70	(0.73)	—	(0.10)
1/1/05 to 12/31/05	16.84	0.70		(0.28)	—	—	0.42	(0.70)	(0.06)	—
Class A
1/1/09 to 12/31/09	$17.63	0.42	(7)	(0.29)	—	—	0.13	(0.42)	(0.09)	—
1/1/08 to 12/31/08	16.75	0.57	(7)	0.94	—	—	1.51	(0.59)	(0.04)	—
1/1/07 to 12/31/07	16.36	0.69	(7)	0.39	—	—	1.08	(0.69)	—	—
1/1/06 to 12/31/06	16.50	0.69	(7)	(0.14)	—	0.10	0.65	(0.69)	—	(0.10)
1/1/05 to 12/31/05	16.84	0.66		(0.28)	—	—	0.38	(0.66)	(0.06)	—
Intermediate Tax-Exempt Bond Fund
Class I
1/1/09 to 12/31/09	$9.58	0.42	(7)	1.26	—	—	1.68	(0.42)	—	—
1/1/08 to 12/31/08	10.78	0.43	(7)	(1.18)	—	—	(0.75)	(0.44)	(0.01)	—
1/1/07 to 12/31/07	10.93	0.44	(7)	(0.06)	—	—	0.38	(0.44)	(0.09)	—
1/1/06 to 12/31/06	11.16	0.47	(7)	— (9)	—	0.02	0.49	(0.49)	(0.21)	(0.02)
1/1/05 to 12/31/05	11.41	0.49		(0.25)	—	—	0.24	(0.49)	—	—
Class A
1/1/09 to 12/31/09	$9.58	0.40	(7)	1.26	—	—	1.66	(0.40)	—	—
1/1/08 to 12/31/08	10.78	0.41	(7)	(1.18)	—	—	(0.77)	(0.42)	(0.01)	—
1/1/07 to 12/31/07	10.93	0.41	(7)	(0.06)	—	—	0.35	(0.41)	(0.09)	—
1/1/06 to 12/31/06	11.16	0.44	(7)	0.01	—	0.02	0.47	(0.46)	(0.22)	(0.02)
1/1/05 to 12/31/05	11.41	0.47		(0.25)	—	—	0.22	(0.47)	—	—
Class C
1/1/09 to 12/31/09	$9.58	0.32	(7)	1.26	—	—	1.58	(0.32)	—	—
1/1/08 to 12/31/08	10.78	0.33	(7)	(1.18)	—	—	(0.85)	(0.34)	(0.01)	—
1/1/07 to 12/31/07	10.94	0.33	(7)	(0.07)	—	—	0.26	(0.33)	(0.09)	—
6/26/06 (inception) to 12/31/06	10.91	0.18	(7)	0.25	—	—	0.43	(0.18)	(0.22)	—
Short/Intermediate Bond Fund
Class I
1/1/09 to 12/31/09	$9.41	0.44	(7)	0.80	—	—	1.24	(0.44)	—	—
1/1/08 to 12/31/08	10.05	0.43	(7)	(0.64)	—	—	(0.21)	(0.43)	—	—
1/1/07 to 12/31/07	10.03	0.43	(7)	0.02	—	—	0.45	(0.43)	—	—
1/1/06 to 12/31/06	10.04	0.41	(7)	0.01	—	0.02	0.44	(0.43)	—	(0.02)
1/1/05 to 12/31/05	10.29	0.39		(0.25)	—	—	0.14	(0.39)	—	—

The footnote legend is at the end of the financial highlights.

104	Virtus Mutual Funds

Total Distributions	Redemption Fees Added to Paid-in Capital(4)		Net Asset Value, End of Period	Total Return(3)	Total Return Excluding Non-recurring Payment from Former Administrator(3)(8)	Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets	Ratio of Gross Operating Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

(0.55)	—		$17.25	0.99%	—	$23,976	0.65%	0.85%	2.62%	41%
(0.66)	—		17.63	9.47	—	30,722	0.51	0.92	3.67	43
(0.73)	—		16.75	6.98	—	18,429	0.50	0.94	4.46	35
(0.83)	—	(9)	16.37	4.37	3.76	19,970	0.47	1.02	4.49	22
(0.76)	—	(9)	16.50	2.49	—	20,235	0.48	0.94	3.76	71

(0.51)	—		$17.25	0.74%	—	$13,213	0.90%	1.05%	2.38%	41%
(0.63)	—		17.63	9.20	—	14,289	0.76	1.12	3.36	43
(0.69)	—		16.75	6.72	—	4,261	0.75	1.13	4.22	35
(0.79)	—	(9)	16.36	4.11	3.50	6,118	0.74	1.21	4.24	22
(0.72)	—	(9)	16.50	2.23	—	2,480	0.73	1.19	3.58	71

(0.42)	—		$10.84	17.76%	—	$55,189	0.60%	0.76%	4.11%	101%
(0.45)	—		9.58	(7.04)	—	82,418	0.60	0.72	4.17	73
(0.53)	—		10.78	3.43	—	158,834	0.60	0.69	4.01	39
(0.72)	—	(9)	10.93	4.45	4.26	203,378	0.51	0.68	4.24	76
(0.49)	—		11.16	2.19	—	229,320	0.39	0.67	4.38	46

(0.40)	—		$10.84	17.46%	—	$22,130	0.85%	0.96%	3.79%	101%
(0.43)	—		9.58	(7.28)	—	12,617	0.85	0.92	3.94	73
(0.50)	—		10.78	3.27	—	15,647	0.85	0.89	3.77	39
(0.70)	—	(9)	10.93	4.10	3.91	18,293	0.83	0.88	3.93	76
(0.47)	—		11.16	1.93	—	1,802	0.64	0.92	4.13	46

(0.32)	—		$10.84	16.69%	—	$4,202	1.60%	1.70%	2.89%	101%
(0.35)	—		9.58	(8.07)	—	555	1.60	1.67	3.21	73
(0.42)	—		10.78	2.39	—	428	1.60	1.63	3.00	39
(0.40)	—		10.94	3.92 (2)	—	125	1.61 (1)	1.63 (1)	3.14 (1)	76 (2)

(0.44)	—		$10.21	13.39%	—	$80,733	0.70%	0.83%	4.46%	21%
(0.43)	—		9.41	(2.16)	—	116,639	0.70	0.80	4.36	46
(0.43)	—		10.05	4.59	—	214,669	0.70	0.77	4.30	35
(0.45)	—	(9)	10.03	4.25	4.06	245,073	0.63	0.84	4.09	44
(0.39)	—		10.04	1.36	—	257,274	0.57	0.92	3.80	46

Virtus Mutual Funds	105

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain/(Loss)	Payment by Affiliate	Non-recurring Payment from Former Administrator(8)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Distributions from Non-recurring Payment from Former Administrator(8)
Short/Intermediate Bond Fund (continued)
Class A
1/1/09 to 12/31/09	$9.41	0.41	(7)	0.79	—	—	1.20	(0.41)	—	—
1/1/08 to 12/31/08	10.05	0.41	(7)	(0.64)	—	—	(0.23)	(0.41)	—	—
1/1/07 to 12/31/07	10.03	0.41	(7)	0.02	—	—	0.43	(0.41)	—	—
1/1/06 to 12/31/06	10.04	0.38	(7)	0.01	—	0.02	0.41	(0.40)	—	(0.02)
1/1/05 to 12/31/05	10.29	0.36		(0.25)	—	—	0.11	(0.36)	—	—
Class C
1/1/09 to 12/31/09	$9.41	0.34	(7)	0.80	—	—	1.14	(0.34)	—	—
1/1/08 to 12/31/08	10.05	0.33	(7)	(0.64)	—	—	(0.31)	(0.33)	—	—
1/1/07 to 12/31/07	10.03	0.34	(7)	0.01	—	—	0.35	(0.33)	—	—
6/26/06 (inception) to 12/31/06	9.80	0.16	(7)	0.23	—	—	0.39	(0.16)	—	—
Tax-Exempt Bond Fund
Class I
1/1/09 to 12/31/09	$9.32	0.45	(7)	1.23	—	—	1.68	(0.45)	—	—
1/1/08 to 12/31/08	10.36	0.45	(7)	(1.03)	—	—	(0.58)	(0.45)	(0.01)	—
1/1/07 to 12/31/07	10.49	0.44	(7)	(0.09)	—	—	0.35	(0.44)	(0.04)	—
1/1/06 to 12/31/06	10.74	0.47	(7)	0.02	—	0.02	0.51	(0.49)	(0.25)	(0.02)
1/1/05 to 12/31/05	11.02	0.50		(0.20)	—	—	0.30	(0.50)	(0.08)	—
Class A
1/1/09 to 12/31/09	$9.32	0.43	(7)	1.23	—	—	1.66	(0.43)	—	—
1/1/08 to 12/31/08	10.36	0.42	(7)	(1.02)	—	—	(0.60)	(0.43)	(0.01)	—
1/1/07 to 12/31/07	10.50	0.41	(7)	(0.09)	—	—	0.32	(0.41)	(0.05)	—
1/1/06 to 12/31/06	10.74	0.43	(7)	0.05	—	0.02	0.50	(0.47)	(0.25)	(0.02)
1/1/05 to 12/31/05	11.02	0.47		(0.20)	—	—	0.27	(0.47)	(0.08)	—
Class C
1/1/09 to 12/31/09	$9.33	0.35	(7)	1.23	—	—	1.58	(0.35)	—	—
1/1/08 to 12/31/08	10.36	0.35	(7)	(1.02)	—	—	(0.67)	(0.35)	(0.01)	—
1/1/07 to 12/31/07	10.50	0.34	(7)	(0.10)	—	—	0.24	(0.33)	(0.05)	—
6/26/06 (inception) to 12/31/06	10.49	0.18	(7)	0.26	—	—	0.44	(0.18)	(0.25)	—
Value Equity Fund
Class I
1/1/09 to 12/31/09	$8.49	0.11	(7)	1.25	—	—	1.36	(0.12)	—	—
1/1/08 to 12/31/08	13.94	0.16	(7)	(5.05)	—	—	(4.89)	(0.15)	(0.41)	—
1/1/07 to 12/31/07	14.66	0.18	(7)	1.27	—	—	1.45	(0.18)	(1.99)	—
1/1/06 to 12/31/06	13.88	0.14	(7)	2.04	—	0.04	2.22	(0.14)	(1.26)	(0.04)
1/1/05 to 12/31/05	13.44	0.17		1.51	—	—	1.68	(0.17)	(1.07)	—

The footnote legend is at the end of the financial highlights.

106	Virtus Mutual Funds

Total Distributions	Redemption Fees Added to Paid-in Capital(4)		Net Asset Value, End of Period	Total Return(3)	Total Return Excluding Non-recurring Payment from Former Administrator(3)(8)	Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets	Ratio of Gross Operating Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

(0.41)	—		$10.20	13.00%	—	$8,176	0.95%	1.03%	4.08%	21%
(0.41)	—		9.41	(2.41)	—	3,996	0.95	1.00	4.13	46
(0.41)	—		10.05	4.33	—	4,526	0.95	0.97	4.05	35
(0.42)	—	(9)	10.03	3.99	3.80	5,956	0.91	1.04	3.83	44
(0.36)	—		10.04	1.10	—	3,707	0.82	1.17	3.55	46

(0.34)	—		$10.21	12.26%	—	$5,121	1.70%	1.78%	3.29%	21%
(0.33)	—		9.41	(3.13)	—	1,350	1.70	1.76	3.44	46
(0.33)	—		10.05	3.56	—	321	1.70	1.72	3.34	35
(0.16)	—		10.03	3.96 (2)	—	159	1.70 (1)	1.73 (1)	3.03 (1)	44 (2)

(0.45)	—		$10.55	18.26%	—	$25,394	0.60%	0.78%	4.46%	91%
(0.46)	—		9.32	(5.62)	—	41,662	0.60	0.75	4.49	111
(0.48)	—		10.36	3.45	—	69,482	0.60	0.72	4.21	71
(0.76)	—	(9)	10.49	4.67	4.44	78,796	0.54	0.76	4.38	83
(0.58)	—		10.74	2.76	—	75,285	0.45	0.74	4.55	42

(0.43)	—		$10.55	17.96%	—	$59,226	0.85%	0.98%	4.19%	91%
(0.44)	—		9.32	(5.85)	—	49,160	0.85	0.95	4.25	111
(0.46)	—		10.36	3.09	—	60,147	0.85	0.93	3.96	71
(0.74)	—	(9)	10.50	4.51	4.28	77,135	0.85	0.95	3.97	83
(0.55)	—		10.74	2.50	—	4,197	0.70	0.99	4.30	42

(0.35)	—		$10.56	17.18%	—	$6,175	1.60%	1.72%	3.33%	91%
(0.36)	—		9.33	(6.57)	—	1,469	1.60	1.70	3.56	111
(0.38)	—		10.36	2.33	—	749	1.60	1.68	3.26	71
(0.43)	—		10.50	4.16 (2)	—	188	1.61 (1)	1.68 (1)	3.20 (1)	83 (2)

(0.12)	—		$9.73	16.24%	—	$150,822	0.92%	0.97%	1.33%	64%
(0.56)	—		8.49	(36.26)	—	150,922	0.90	0.95	1.37	56
(2.17)	—		13.94	10.10	—	272,426	0.87	0.92	1.13	55
(1.44)	—	(9)	14.66	16.12	15.85	278,841	0.87	0.93	0.96	59
(1.24)	—		13.88	12.52	—	261,584	0.87	0.91	1.20	63

Virtus Mutual Funds	107

Financial Highlights (continued)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain/(Loss)	Payment by Affiliate	Non-recurring Payment from Former Administrator(8)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Distributions from Non-recurring Payment from Former Administrator(8)
Value Equity Fund (continued)
Class A
1/1/09 to 12/31/09	$8.57	0.09	(7)	1.26	—	—	1.35	(0.10)	—	—
1/1/08 to 12/31/08	14.06	0.13	(7)	(5.09)	—	—	(4.96)	(0.12)	(0.41)	—
1/1/07 to 12/31/07	14.77	0.14	(7)	1.28	—	—	1.42	(0.14)	(1.99)	—
1/1/06 to 12/31/06	13.97	0.13	(7)	2.04	—	0.03	2.20	(0.11)	(1.26)	(0.03)
1/1/05 to 12/31/05	13.53	0.13		1.52	—	—	1.65	(0.14)	(1.07)	—
Class C
1/1/09 to 12/31/09	$8.56	0.03	(7)	1.24	—	—	1.27	(0.04)	—	—
1/1/08 to 12/31/08	14.04	0.04	(7)	(5.08)	—	—	(5.04)	(0.03)	(0.41)	—
1/1/07 to 12/31/07	14.76	0.02	(7)	1.27	—	—	1.29	(0.02)	(1.99)	—
6/26/06 (inception) to 12/31/06	14.20	0.01	(7)	1.61	—	—	1.62	(0.02)	(1.04)	—

Footnote Legend:

(1)	Annualized.
(2)	Not annualized.
(3)	Sales charges, where applicable, are not reflected in total return calculation.
(4)

Fund assessed a redemption fee in the amount of 2.00% on redemptions of shares that were held 30 days or less from time of purchase. Fees collected were retained by the Fund for the benefit of the remaining shareholders.

(5)	For period ended 12/31/05 information represents the N Shares which converted to Class A on June 26, 2006.
(6)	Total return includes the effect of a payment by affiliate. Without this effect, the total return would have been 2.27% for Class I shares and 1.91% for Class A shares.
(7)	Computed using average shares outstanding.
(8)	Non-recurring payment. Represents reimbursements for fees paid in excess of fee agreements.
(9)	Amount is less than $0.005.
(10)

The Insight Money Market Fund received $3,642 (in thousands) in distributions from the Tyco International Ltd. Securities Litigation Settlement proceeds. If these proceeds had not been received, the total return would have been lower by 0.11% and 0.07% for Class I and Class A, respectively.

108	Virtus Mutual Funds

Total Distributions	Redemption Fees Added to Paid-in Capital(4)	Net Asset Value, End of Period	Total Return(3)	Total Return Excluding Non-recurring Payment from Former Administrator(3)(8)	Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets	Ratio of Gross Operating Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

(0.10)	—	$9.82	15.92%	—	$13,106	1.17%	1.17%	1.10%	64%
(0.53)	—	8.57	(36.39)	—	15,946	1.15	1.15	1.14	56
(2.13)	—	14.06	9.82	—	22,330	1.12	1.12	0.88	55
(1.40)	—	14.77	15.85	15.62	25,800	1.14	1.14	0.84	59
(1.21)	—	13.97	12.18	—	2,416	1.12	1.16	1.00	63

(0.04)	—	$9.79	14.96%	—	$216	1.92%	1.92%	0.39%	64%
(0.44)	—	8.56	(36.87)	—	406	1.90	1.90	0.36	56
(2.01)	—	14.04	8.92	—	691	1.87	1.87	0.12	55
(1.06)	—	14.76	11.35 (2)	—	175	1.89 (1)	1.89 (1)	0.15 (1)	59 (2)

Virtus Mutual Funds	109

c/o State Street Bank and Trust Company

P.O. Box 8301

Boston, MA 02266-8301

ADDITIONAL INFORMATION

You can find more information about the Funds in the following documents:

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the Funds’ investments. The annual report discusses the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.

Statement of Additional Information (SAI)

The SAI contains more detailed information about the Funds. It is incorporated by reference and is legally part of the prospectus.

To obtain free copies of these documents, you can download copies from the Individual Investors section of our Web site, Virtus.com, or you can request copies by calling us toll-free at 1-800-243-1574.

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (SEC) Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call 1-202-551-8090. This information is also available on the SEC’s Internet site at sec.gov. You may also obtain copies upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, DC 20549-6009 or by electronic request at publicinfo@sec.gov.

Mutual Fund Services: 1-800-243-1574

Investment Company Act File No. 811-7447	4-10
8003

VIRTUS INSIGHT TRUST

TICKER SYMBOL BY CLASS
FUND	A	C	I
Virtus Balanced Allocation Fund	HIBZX	PBCIX	HIBLX
Virtus Core Equity Fund	HGRZX	PICCX	HGRIX
Virtus Disciplined Small-Cap Opportunity Fund	HSCZK	POCZX	HSCIX
Virtus Disciplined Small-Cap Value Fund	HSVZX	PCCZX	HSCVX
Virtus Emerging Markets Opportunities Fund	HEMZX	PICEX	HIEMX
Virtus High Yield Income Fund	HHYZX	PYHCX	HHYIX
Virtus Insight Government Money Market Fund	HIGXX		HGCXX
Virtus Insight Money Market Fund	HICXX		HACXX
Virtus Insight Tax-Exempt Money Market Fund	HITXX		HTCXX
Virtus Intermediate Government Bond Fund	HIGZX		HIGIX
Virtus Intermediate Tax-Exempt Bond Fund	HIXZX	PCXIX	HIXIX
Virtus Short/Intermediate Bond Fund	HIMZX	PCMZX	HIBIX
Virtus Tax-Exempt Bond Fund	HXBZX	PXCZX	HXBIX
Virtus Value Equity Fund	HIEZX	PIQCX	HEQIX

101 Munson Street

Greenfield, MA 01301

Statement of Additional Information

May 1, 2010

This Statement of Additional Information (“SAI”) is not a prospectus, but expands upon and supplements the information contained in the current Prospectuses for the Virtus Insight Trust (“the Trust”), dated May 1, 2010 and should be read in conjunction with them. The SAI incorporates by reference certain information that appears in the Trust’s annual and semiannual reports, which are delivered to all investors. You may obtain a free copy of the Trust’s Prospectuses, annual or semiannual reports by visiting the Virtus Mutual Funds’ Web site at virtus.com, by calling VP Distributors, Inc. (“VP Distributors” or “Distributor”) at (800) 243-4361 or by writing VP Distributors at 100 Pearl Street, Hartford, CT 06103.

Mutual Fund Services: (800) 243-1574

Adviser Consulting Group: (800) 243-4361

Telephone Orders: (800) 367-5877

Web Site: virtus.com

8003B (5/10)

THE TRUST

The Trust is an open-end management investment company organized as a Massachusetts business trust on December 6, 1995. Currently, the Trust is named Virtus Insight Trust. Prior to May 18, 2006, it was named “Harris Insight Funds Trust.” From May 18, 2006 to October 20, 2008, the Trust was named “Phoenix Insight Funds Trust.”

The Trust’s Prospectus describes the investment objectives of the Funds and the strategies that the Funds will employ in seeking to achieve their investment objectives. The “Equity Funds” are: Virtus Balanced Allocation Fund (“Balanced Allocation Fund”), Virtus Core Equity Fund (“Core Equity Fund”), Virtus Disciplined Small-Cap Opportunity Fund (“Disciplined Small-Cap Opportunity Fund”), Virtus Disciplined Small-Cap Value Fund (“Disciplined Small-Cap Value Fund”), Virtus Emerging Markets Opportunities Fund (“Emerging Markets Opportunities Fund”), and Virtus Value Equity Fund (“Value Equity Fund”). The “Fixed Income Funds” are Virtus High Yield Income Fund (“High Yield Income Fund”), Virtus Intermediate Government Bond Fund (“Intermediate Government Bond Fund”), Virtus Intermediate Tax-Exempt Bond Fund (“Intermediate Tax-Exempt Bond Fund”), Virtus Short/Intermediate Bond Fund (“Short/Intermediate Bond Fund”), and Virtus Tax-Exempt Bond Fund (“Tax-Exempt Bond Fund”). The “Money Market Funds” are Virtus Insight Government Money Market Fund (“Insight Government Money Market Fund”), Virtus Insight Money Market Fund (“Insight Money Market Fund”), and Virtus Insight Tax-Exempt Money Market Fund (“Insight Tax-Exempt Money Market Fund”). Prior to October 1, 2008, each of the non-money market funds was named “Phoenix Insight” and each of the money market funds was named “Phoenix” in place of “Virtus” in its name. Each of the “Equity Funds”, “Fixed Income Funds” and “Money Market Funds” are each, a “Fund” and, together, the “Funds.” Each Fund’s investment objective is a non-fundamental policy of that Fund and may be changed by the Board of Trustees without the approval of the Fund’s shareholders. The following discussion supplements the disclosure in the Prospectus.

INVESTMENT RESTRICTIONS

The following investment restrictions have been adopted by the Funds. Except as otherwise stated, these investment restrictions are “fundamental” policies. A “fundamental” policy is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), to mean that the restriction cannot be changed without the vote of a “majority of the outstanding voting securities” of the Fund. A “majority of the outstanding voting securities” is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities.

(1)    No diversified Fund may, with respect to 75% of its assets, invest more than 5% of its assets (valued at the time of investment) in securities of any one issuer, except for securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or repurchase agreements for such securities, and except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies. This is not a fundamental policy of the Funds.

(2)    No Fund may, with respect to 75% of its assets, acquire securities of any one issuer that at the time of investment represent more than 10% of the voting securities of the issuer, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies. This is not a fundamental policy of the Funds.

(3)    No Fund may invest more than 25% of its assets (valued at the time of investment) in securities of companies in any one industry, except that (a) this restriction does not apply to investments in (i) securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, (ii) municipal obligations (for purposes of this restriction, private activity bonds shall not be deemed municipal obligations if the payment of principal and interest on such bonds is the ultimate responsibility of non-governmental users), and (iii) in the case of the Money Market Funds, bank obligations that are otherwise permitted as investments, and (b) all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies.

(4)    No Fund may borrow money except to the extent permitted by applicable law, regulation or order.

(5)    No Fund may issue any senior security except to the extent permitted by applicable law, regulation or order.

(6)    No Fund may underwrite the distribution of securities of other issuers; however, (a) the Fund may acquire “restricted” securities that, in the event of a resale, might be required to be registered under the 1933 Act on the ground that the Fund could be regarded as an underwriter as defined by that act with respect to such resale and (b) all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies.

(7)    No Fund may make loans, but this restriction shall not prevent the Fund from (a) investing in debt obligations, (b) investing in money market instruments or repurchase agreements, (c) participating in an interfund lending program among Funds having a common investment adviser or distributor to the extent permitted by applicable law or (d) lending its portfolio securities. The Fund will not lend securities having a value in excess of 33 1/3% of its assets, including collateral received for loaned securities (valued at the time of any loan).

(8)    No Fund may purchase or sell real estate or interests in real estate, although it may invest in securities secured by interests in real estate and securities of enterprises that invest in real estate or interests in real estate, and may acquire and dispose of real estate or interests in real estate acquired through the exercise of rights as a holder of debt obligations secured by real estate or interests therein.

(9)    No Fund may purchase or sell commodities or commodity contracts, except that it may enter into (a) futures, options, and options on futures, (b) forward contracts, and (c) other financial transactions not requiring the delivery of physical commodities.

(10)    No Fund may invest in the securities of other investment companies except to the extent permitted by applicable law, regulation or order or rule of the Securities and Exchange Commission (the “SEC”).

(11)    No Fund may purchase securities on margin (except for use of short-term credits as are necessary for the clearance of transactions) or participate in a joint or on a joint or several basis in any trading account in securities. This is not a fundamental policy of the Funds.

(12)    No Fund may invest more than 15% (5% in the case of a Money Market Fund) of its net assets (valued at the time of investment) in illiquid securities, including repurchase agreements maturing in more than seven days. This is not a fundamental policy of the Funds.

(13)    No Fund may make short sales of securities unless (a) the Fund owns at least an equal amount of such securities, or owns securities that are convertible or exchangeable, without payment of further consideration, into at least an equal amount of such securities or (b) the securities sold are “when issued” or “when distributed” securities that the Fund expects to receive in a recapitalization, reorganization or other exchange for securities that it contemporaneously owns or has the right to obtain and provided that transactions in options, futures and options on futures are not treated as short sales. This is not a fundamental policy of the Funds.

(14)    As a matter of fundamental policy, none of the foregoing investment policies or restrictions of a Fund shall prohibit a Fund from investing all or substantially all of its assets in the shares of another registered open-end investment company having the same investment objective and substantially similar policies and restrictions.

Except as noted below, if any percentage restriction described above for a Fund is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Fund’s assets will not constitute a violation of the restriction. With respect to investment restriction (4), in the event that asset coverage for all borrowings shall at any time fall below 300 per centum, the Fund shall, within three days thereafter (not including Sundays and holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300 per centum.

For purposes of these investment restrictions, as well as for purposes of diversification under the 1940 Act, the identification of the issuer of a municipal obligation depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision would be regarded as the sole issuer. Similarly, in the case of a “private activity bond,” if the bond is backed only by the assets and revenues of the non-governmental user, the non-governmental user would be deemed to be the sole issuer. If in either case the creating government or another entity guarantees an obligation, the guarantee would be considered a separate security and be treated as an issue of such government or entity.

MASTER FUND/FEEDER FUND STRUCTURE

The shareholders of each Fund have authorized the Fund to become a “feeder fund” by investing substantially all of its investable assets in another open-end management investment company having the same investment objective and substantially similar policies and restrictions (a “Master Fund/Feeder Fund Structure”). Prior to the conversion of any Fund to a feeder fund, however, the Board of Trustees would be required to approve the conversion and shareholders would be notified.

Although the Trust’s Board of Trustees has not determined that any of the Funds should convert to a Master Fund/Feeder Fund Structure at this time, the Board of Trustees believes it could be in the best interests of some or all of the Funds at some future date and could vote at some time in the future to convert a Fund into a “Feeder Fund” under which all of the assets of the Fund would be invested in a Master Fund. The Feeder Fund would transfer its assets to a Master Fund in exchange for shares of beneficial interest in the Master Fund having the same net asset value as the value of the assets transferred. (The ownership interests of the Fund’s shareholders would not be altered by this change.)

INVESTMENT TECHNIQUES AND RISKS

The following pages contain more detailed information about types of instruments in which a Fund may invest, strategies the Adviser and/or Subadvisers may employ in pursuit of a Fund’s investment objective, and a summary of related risks. The Funds may not buy all of these instruments or use all of these techniques.

Throughout this section, the term Adviser may be used to refer to a Subadviser, if any.

Bank Obligations

Each Fund may invest in bank obligations, including negotiable certificates of deposit, bankers’ acceptances and time deposits of U.S. banks (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non-U.S. branches (Eurodollars), U.S. branches and agencies of foreign banks (Yankee dollars), and wholly-owned banking-related subsidiaries of foreign banks. The Money Market Fund limits its investments in domestic bank obligations to obligations of U.S. banks (including foreign branches and thrift institutions) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System, are examined by Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation (“U.S. banks”). The Money Market Fund limits its investments in foreign bank obligations to U.S. dollar-denominated obligations of foreign banks (including U.S. branches): (a) which banks at the time of investment (i) have more than $10 billion, or the equivalent in other currencies, in total assets and (ii) are among the 100 largest banks in the world, as determined on the basis of assets, and have branches or agencies in the U.S.; and (b) which obligations, in the opinion of the Adviser, are of an investment quality comparable to obligations of U.S. banks that may be purchased by such Money Market Fund. The Money Market Fund may invest more than 25% of the current value of its total assets in obligations including of: (a) U.S. banks; (b) U.S. branches of foreign banks that are subject to the same regulation as U.S. banks by the U.S. Government or its agencies or instrumentalities; or (c) foreign branches of U.S. banks if the U.S. banks would be unconditionally liable in the event the foreign branch failed to pay on such obligations for any reason.

Certificates of deposit represent an institution’s obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers’ acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and fixed time deposits, which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand but may be subject to early withdrawal penalties which could reduce a Fund’s yield. Deposits subject to early withdrawal penalties or that mature in more than seven days are treated as illiquid securities if there is no readily available market for the securities. A Fund’s investments in the obligations of foreign banks and their branches, agencies or subsidiaries may be obligations of the parent, of the issuing branch, agency or subsidiary, or both.

Borrowing

Each Fund may borrow up to 10% of the current value of its net assets for temporary purposes only in order to meet redemptions, which borrowing may be secured by the pledge of up to 10% of the current value of the Fund’s net assets. Investments may not be purchased while any aggregate borrowings in excess of 5% exist.

Common and Preferred Stock

The Equity Funds and the High Yield Income Fund may invest in common and preferred stock. Common stockholders are the owners of the company issuing the stock and, accordingly, usually have the right to vote on various corporate governance matters such as mergers. They are not creditors of the company, but rather, in the event of liquidation of the company, would be entitled to their pro rata shares of the company’s assets after creditors (including fixed income security holders) and, if applicable, preferred stockholders are paid. Preferred stock is a class of stock having a preference over common stock as to dividends or upon liquidation. A preferred stockholder is a shareholder in the company and not a creditor of the company as is a holder of the company’s fixed income securities. Dividends paid to common and preferred stockholders are distributions of the earnings or other surplus of the company and not interest payments, which are expenses of the company. Equity securities owned by a Fund may be traded in the over-the-counter market or on a securities exchange and may not be traded every day or in the volume typical of securities traded on a major U.S. national securities exchange. As a result, disposition by a Fund of a portfolio security to meet redemptions by shareholders or otherwise may require the Fund to sell the security at less than the reported value of the security, to sell during periods when disposition is not desirable, or to make many small sales over a lengthy period of time. The market value of all securities, including equity securities, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measure of a company’s worth.

Stock values may fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short- term risks than other types of securities. Smaller or newer issuers may be more likely to realize more substantial growth or suffer more significant losses. Investments in these companies can be both more volatile and more speculative. The Disciplined Small-Cap Opportunity Fund and the Disciplined Small-Cap Value Fund have heightened exposure to these risks due to their policy of investing in smaller companies.

Convertible Securities

The Equity Funds and the Fixed Income Funds may invest in convertible preferred stock and bonds, which are fixed income securities that are convertible into common stock at a specified price or conversion ratio. Because they have the characteristics of both fixed-income securities and common stock, convertible securities sometimes are called “hybrid” securities. Convertible bonds, debentures and notes are debt obligations offering a stated interest rate; convertible preferred stocks are senior securities offering a stated dividend rate. Convertible securities will at times be priced in the market like other fixed income securities; that is, their prices will tend to rise when interest rates decline and will tend to fall when interest rates rise. However, because a convertible security provides an option to the holder to exchange the security for either a specified number of the issuer’s common shares at a stated price per share or the cash value of such common shares, the security market price will tend to fluctuate in relationship to the price of the common shares into which it is convertible. Thus, convertible securities ordinarily will provide opportunities for producing both current income and longer-term capital appreciation. Because convertible securities are usually viewed by the issuer as future common stock, they are generally subordinated to other senior securities and therefore are rated one category lower than the issuer’s non-convertible debt obligations or preferred stock.

See additional information on ratings and debt obligations below under “Debt Securities” and in Appendix A of this SAI.

Debt Securities

Each Fund may invest in debt, or fixed income, securities. Debt, or fixed income, securities (which include corporate bonds, commercial paper, debentures, notes, government securities, municipal obligations, state- or state agency-issued obligations, obligations of foreign issuers, asset-or mortgage-backed securities, and other obligations) are used by issuers to borrow money and thus are debt obligations of the issuer. Holders of debt securities are creditors of the issuer, normally ranking ahead of holders of both common and preferred stock as to dividends or upon liquidation. The issuer usually pays a fixed, variable, or floating rate of interest and must repay the amount borrowed at the security’s maturity. Some debt securities, such as zero-coupon securities (discussed below), do not pay interest but are sold at a deep discount from their face value.

Yields on debt securities depend on a variety of factors, including the general conditions of the money, bond, and note markets, the size of a particular offering, the maturity date of the obligation, and the rating of the issue. Debt securities with longer maturities tend to produce higher yields and are generally subject to greater price fluctuations in response to changes in market conditions than obligations with shorter maturities. An increase in interest rates generally will reduce the market value of portfolio debt securities, while a decline in interest rates generally will increase the value of the same securities. The achievement of a Fixed Income Fund’s investment objective depends in part on the continuing ability of the issuers of the debt securities in which a Fund invests to meet their obligations for the payment of principal and interest when due. Obligations of issuers of debt securities are subject to the provisions of bankruptcy, insolvency, sovereign immunity, and other laws that affect the rights and remedies of creditors. There is also the possibility that, as a result of litigation or other conditions, the ability of an issuer to pay, when due, the principal of and interest on its debt securities may be materially affected.

The rating or quality of a debt security refers to the issuer’s creditworthiness, i.e., its ability to pay principal and interest when due. Higher ratings indicate better credit quality, as rated by independent rating organizations such as Moody’s Investors Service (“Moody’s”), Standard & Poor’s (“S&P”), or Fitch, which publish their ratings on a regular basis. Appendix A provides a description of the various ratings provided for bonds (including convertible bonds), municipal bonds, and commercial paper.

Duration. Duration is a time measure of a bond’s interest-rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder. Time periods are weighted by multiplying by the present value of its cash flow divided by the bond’s price. (A bond’s cash flows consist of coupon payments and repayment of capital.) A bond’s duration will almost always be shorter than its maturity, with the exception of zero-coupon bonds, for which maturity and duration are equal.

High Yield Debt Securities. Securities rated “BB”, “B”, or “CCC” by S&P (“Ba” or lower by Moody’s) are regarded as having predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal, with “B” indicating a lesser degree of speculation than “CCC”. Such securities are frequently referred to as “high yield” securities or “junk bonds”. While such debt may have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions. Securities rated “CCC” (“Caa” by Moody’s) have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

While the market values of low-rated and comparable unrated securities tend to react less to fluctuations in interest rate levels than the market values of higher-rated securities, the market values of certain low-rated and comparable unrated securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, low-rated securities and comparable unrated securities generally present a higher degree of credit risk, and yields on such securities will fluctuate over time. Issuers of low-rated and comparable unrated securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because low-rated and comparable unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. A Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for low-rated and comparable unrated securities may diminish the Fund’s ability to obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value.

Fixed-income securities, including low-rated securities and comparable unrated securities, frequently have call or buy-back features that permit their issuers to call or repurchase the securities from their holders, such as a Fund. If an issuer exercises these rights during periods of declining interest rates, the Fund may have to replace the security with a lower yielding security, thus resulting in a decreased return to the Fund.

To the extent that there is no established retail secondary market for low-rated and comparable unrated securities, there may be little trading of such securities in which case the responsibility of the Trust’s Board of Trustees to value such securities becomes more difficult and judgment plays a greater role in valuation because there is less reliable, objective data available. In addition, a Fund’s ability to dispose of the bonds may become more difficult. Furthermore, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market.

Tender Option Bonds. Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security’s liquidity.

Strip Bonds. Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

Depositary Receipts

The Emerging Markets Opportunities Fund and the High Yield Income Fund may purchase sponsored and unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and similar securities (“Depositary Receipts”). Each of the Equity Funds not previously named also may invest in ADRs and EDRs. Depositary Receipts are typically issued by a financial institution (“depository”) and evidence ownership interests in a security or a pool of securities (“underlying securities”) that have been deposited with the depository. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other Depositary Receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary Receipts will not necessarily be denominated in the same currency as their underlying securities. Depositary Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the Depositary Receipts. For purposes of a Fund’s investment policies, investments in Depositary Receipts will be deemed to be investments in the underlying securities. Thus, a Depositary Receipt representing ownership of common stock will be treated as common stock.

Dollar Rolls

A Fund may enter into a mortgage dollar roll in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date.

Emerging Market Securities

The Emerging Markets Opportunities Fund may invest in countries or regions with relatively low gross national product per capita compared to the world’s major economies, and in countries or regions with the potential for rapid economic growth (emerging markets). Emerging markets will include any country: (i) having an “emerging stock market” as defined by the International Finance Corporation; (ii) with low-to-middle-income economies according to the International Bank for Reconstruction and Development (the “World Bank”); (iii) listed in World Bank publications as developing; or (iv) determined by the Subadviser to be an emerging market as defined above.

The risks of investing in foreign securities may be intensified in the case of investments in emerging markets. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable domestic issuers. Emerging markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Fund is uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of portfolio securities or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser. Securities prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.

Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market’s balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments.

Investments in certain foreign emerging market debt obligations may be restricted or controlled to varying degrees. These restrictions or controls may at times preclude investment in certain foreign emerging market debt obligations and increase the expenses of the Fund.

Additional Risk Factors. As a result of its investments in foreign securities, the Fund may receive interest or dividend payments, or the proceeds of the sale or redemption of such securities, in the foreign currencies in which such securities are denominated. In that event, the Fund may convert such currencies into dollars at the then current exchange rate. Under certain circumstances, however, such as where the Subadviser believes that the applicable rate is unfavorable at the time the currencies are received or the Subadviser anticipates, for any other reason, that the exchange rate will improve, the Fund may hold such currencies for an indefinite period of time.

In addition, the Fund may be required to receive delivery of the foreign currency underlying forward foreign currency contracts it has entered into. This could occur, for example, if an option written by the Fund is exercised or the Fund is unable to close out a forward contract. The Fund may hold foreign currency in anticipation of purchasing foreign securities. The Fund may also elect to take delivery of the currencies’ underlying options or forward contracts if, in the judgment of the Subadviser, it is in the best interest of the Fund to do so. In such instances as well, the Fund may convert the foreign currencies to dollars at the then current exchange rates, or may hold such currencies for an indefinite period of time.

While the holding of currencies will permit the Fund to take advantage of favorable movements in the applicable exchange rate, it also exposes the Fund to risk of loss if such rates move in a direction adverse to the Fund’s position. Such losses could reduce any profits or increase any losses sustained by the Fund from the sale or redemption of securities, and could reduce the dollar value of interest or dividend payments received. In addition, the holding of currencies could adversely affect the Fund’s profit or loss on currency options or forward contracts, as well as its hedging strategies.

Eurodollar Instruments

The Emerging Markets Opportunities Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offering Rate (“LIBOR”), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

Floating and Variable Rate Obligations

Each Fund may purchase securities having a floating or variable rate of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to an interest rate index or market interest rate. These adjustments tend to decrease the sensitivity of the security’s market value to changes in interest rates. The Subadviser will monitor, on an ongoing basis, the ability of an issuer of a floating or variable rate demand instrument to pay principal and interest on demand. A Fund’s right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument to make payment when due, except when such demand instrument permits same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than the Funds’ custodian subject to a sub-custodian agreement between the bank and the Funds’ custodian.

The floating and variable rate obligations that the Funds may purchase include certificates of participation in such obligations purchased from banks. A certificate of participation gives a Fund an undivided interest in the underlying obligations in the proportion that the Fund’s interest bears to the total principal amount of the obligation. Certain certificates of participation may carry a demand feature that would permit the holder to tender them back to the issuer prior to maturity. The Money Market Funds may invest in certificates of participation even if the underlying obligations carry stated maturities in excess of thirteen months, upon compliance with certain conditions contained in a rule of the SEC. The income received on certificates of participation in tax-exempt municipal obligations constitutes interest from tax-exempt obligations.

Each Fund will limit its purchases of floating and variable rate obligations to those of the same quality as it otherwise is allowed to purchase. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in prevailing market interest rates or changes in the issuer’s creditworthiness.

Certain variable rate securities pay interest at a rate that varies inversely to prevailing short-term interest rates (sometimes referred to as inverse floaters). For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. During periods when short-term interest rates are relatively low as compared to long-term interest rates, a Fund may attempt to enhance its yield by purchasing inverse floaters. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of changes in the underlying index. While this form of leverage may increase the security’s yield, it may also increase the volatility of the security’s market value.

A floating or variable rate instrument may be subject to the Fund’s percentage limitation on illiquid securities if there is no reliable trading market for the instrument or if the Fund may not demand payment of the principal amount within seven days.

Foreign Currency and Foreign Currency Forward Contracts, Futures, and Options

When investing in foreign securities, a Fund usually effects currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. The Fund incurs expenses in converting assets from one currency to another.

Forward Contracts. Each of the Equity Funds and the Fixed Income Funds, except for the Tax-Exempt Bond Fund and the Intermediate Tax-Exempt Bond Fund, may enter into foreign currency forward contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date (“forward contracts”). Forward contracts may be entered into by the Fund for hedging purposes, either to “lock-in” the U.S. dollar purchase price of the securities denominated in a foreign currency or the U.S. dollar value of interest and dividends to be paid on such securities, or to hedge against the possibility that the currency of a foreign country in which a Fund has investments may suffer a decline against the U.S. dollar, as well as for non-hedging purposes. A Fund may also enter into a forward contract on one currency in order to hedge against risk of loss arising from fluctuations in the value of a second currency (“cross hedging”), if in the judgment of the Subadviser, a reasonable degree of correlation can be expected between movements in the values of the two currencies. By entering into such transactions, however, the Fund may be required to forego the benefits of advantageous changes in exchange rates.

Forward contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, such contracts operate in a manner distinct from exchange-traded instruments, and their use involves certain risks beyond those associated with transactions in futures contracts or options traded on an exchange, including counterparty credit risk.

The Emerging Markets Opportunities Fund may also enter into transactions in forward contracts for other than hedging purposes that present greater profit potential but also involve increased risk. For example, if the Subadviser believes that the value of a particular foreign currency will increase or decrease relative to the value of the U.S. dollar, the Funds may purchase or sell such currency, respectively, through a forward contract. If the expected changes in the value of the currency occur, the Funds will realize profits that will increase their gross income. Where exchange rates do not move in the direction or to the extent anticipated, however, the Funds may sustain losses that will reduce their gross income. Such transactions, therefore, could be considered speculative.

The Funds have established procedures consistent with statements by the SEC regarding the use of forward contracts by registered investment companies, which require the use of segregated assets or “cover” in connection with the purchase and sale of such contracts. In those instances in which the Funds satisfy this requirement through segregation of assets, they will segregate appropriate liquid securities, which will be marked to market on a daily basis, in an amount equal to the value of their commitments under forward contracts.

Only a limited market, if any, currently exists for hedging transactions relating to currencies in many emerging market countries, or to securities of issuers domiciled or principally engaged in business in emerging market countries, in which the Emerging Markets Opportunities Fund may invest. This may limit a Fund’s ability to effectively hedge its investments in those emerging markets.

Foreign Currency Futures. Generally, foreign currency futures provide for the delivery of a specified amount of a given currency, on the settlement date, for a pre-negotiated price denominated in U.S. dollars or other currency. Foreign currency futures contracts would be entered into for the same reason and under the same circumstances as forward contracts. The Subadviser will assess such factors as cost spreads, liquidity and transaction costs in determining whether to utilize futures contracts or forward contracts in its foreign currency transactions and hedging strategy. These contracts may be traded on an exchange or over-the-counter.

Purchasers and sellers of foreign currency futures contracts are subject to the same risks that apply to the buying and selling of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on foreign currencies described below. The Fund must accept or make delivery of the underlying foreign currency, through banking arrangements, in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents and may be required to pay any fees, taxes or charges associated with such delivery which are assessed in the issuing country.

Foreign Currency Options. The Emerging Markets Opportunities Fund may purchase and write options on foreign currencies for purposes similar to those involved with investing in forward contracts. For example, in order to protect against declines in the dollar value of portfolio securities which are denominated in a foreign currency, the Fund may purchase put options on an amount of such foreign currency equivalent to the current value of the portfolio securities involved. As a result, the Fund would be able to sell the foreign currency for a fixed amount of U.S. dollars, thereby securing the dollar value of the portfolio securities (less the amount of the premiums paid for the options). Conversely, the Fund may purchase call options on foreign currencies in which securities it anticipates purchasing are denominated to secure a set U.S. dollar price for such securities and protect against a decline in the value of the U.S. dollar against such foreign currency. The Fund may also purchase call and put options to close out written option positions.

A Fund may also write covered call options on foreign currency to protect against potential declines in its portfolio securities that are denominated in foreign currencies. If the U.S. dollar value of the portfolio securities falls as a result of a decline in the exchange rate between the foreign currency in which it is denominated and the U.S. dollar, then a loss to the Fund occasioned by such value decline would be reduced by receipt of the premium on the option sold. At the same time, however, the Fund gives up the benefit of any rise in value of the relevant portfolio securities above the exercise price of the option and, in fact, only receives a benefit from the writing of the option to the extent that the value of the portfolio securities falls below the price of the premium received. A Fund may also write options to close out long call option positions. A covered put option on a foreign currency would be written by the Fund for the same reason it would purchase a call option, namely, to hedge against an increase in the U.S. dollar value of a foreign security which the Fund anticipates purchasing. Here, the receipt of the premium would offset, to the extent of the size of the premium, any increased cost to the Fund resulting from an increase in the U.S. dollar value of the foreign security. However, the Fund could not benefit from any decline in the cost of the foreign security that is greater than the price of the premium received. A Fund may also write options to close out long put option positions. The Fund’s ability to establish and close out positions on foreign currency options is subject to the maintenance of a liquid secondary market. These instruments may be traded on an exchange or over the counter.

The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and have no relationship to the investment merits of a foreign security, including foreign securities held in a “hedged” investment portfolio. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

As in the case of other kinds of options, the use of foreign currency options constitutes only a partial hedge, and a Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may not necessarily constitute an effective hedge against fluctuations in exchange rates and, in the event of rate movements adverse to the Fund’s position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

Options on foreign currencies written or purchased by a Fund may be traded on U.S. or foreign exchanges or over the counter. There is no systematic reporting of last sale information for foreign currencies traded over the counter or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that are not reflected in the options market.

Foreign currency warrants. The Emerging Markets Opportunities Fund may invest in foreign currency warrants. Foreign currency warrants, such as Currency Exchange Warrants (“CEWs”), are warrants that entitle the holder to receive from the issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) that is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk that, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may be used to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese Yen or Euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. Upon exercise of warrants, there may be a delay between the time the holder gives instructions to exercise and the time the exchange rate relating to exercise is determined, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, if the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants. Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

Principal exchange rate linked securities. The Emerging Markets Opportunities Fund may invest in principal exchange rate linked securities. Principal exchange rate linked securities (or “PERLS”) are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on “standard” principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; “reverse” PERLS are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). PERLS may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Performance indexed paper. The Emerging Markets Opportunities Fund may invest in performance indexed paper. Performance indexed paper (or “PIP”) is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency, as of or about a specified time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

Foreign Investment Companies

Some of the countries in which the Emerging Markets Opportunities Fund may invest, may not permit, or may place economic restrictions on, direct investment by outside investors. Investments in such countries may be permitted only through foreign government-approved or -authorized investment vehicles, which may include other investment companies. These Funds may also invest in other investment companies that invest in foreign securities. Investing through such vehicles may involve frequent or layered fees or expenses and may also be subject to limitation under the 1940 Act. Under the 1940 Act, a Fund may invest up to 10% of its assets in shares of investment companies and up to 5% of its assets in any one investment company as long as the Fund does not own more than 3% of the voting stock of any one investment company. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. Those expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

Foreign Securities

Investing in foreign securities generally represents a greater degree of risk than investing in domestic securities, due to possible exchange controls or exchange rate fluctuations, limits on repatriation of capital, less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S., more volatile markets, less securities regulation, less favorable tax provisions, political or economic instability, war or expropriation. As a result of its investments in foreign securities, a Fund may receive interest or dividend payments, or the proceeds of the sale or redemption of such securities, in the foreign currencies in which such securities are denominated.

Each of the Emerging Markets Opportunities Fund and the High Yield Income Fund, may invest a portion of its assets in certain sovereign debt obligations known as “Brady Bonds.” Brady Bonds are issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external indebtedness. The Brady Plan contemplates, among other things, the debtor nation’s adoption of certain economic reforms and the exchange of commercial bank debt for newly issued bonds. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as the World Bank or the International Monetary Fund (the “IMF”). The World Bank or IMF supports the restructuring by providing funds pursuant to loan agreements or other arrangements that enable the debtor nation to collateralize the new Brady Bonds or to replenish reserves used to reduce outstanding bank debt. Under these loan agreements or other arrangements with the World Bank or IMF, debtor nations have been required to agree to implement certain domestic monetary and fiscal reforms. The Brady Plan sets forth only general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors.

Agreements implemented under the Brady Plan are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, each country offers different financial packages. Options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt, bonds issued at a discount of face value of such debt, and bonds bearing an interest rate that increases over time and the advancement of the new money for bonds. The principal of certain Brady Bonds has been collateralized by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of the Brady Bonds. Collateral purchases are financed by the IMF, World Bank and the debtor nations’ reserves. Interest payments may also be collateralized in part in various ways.

Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the “residual risk”). In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds can be viewed as speculative.

Each of the other Equity Funds, except for the Balanced Allocation Fund, may invest up to 10% of its total assets in dollar-denominated foreign equity and debt securities. The Balanced Allocation Fund, the High Yield Income Fund and the Short/Intermediate Bond Fund (each with respect to 20% of its total assets) may invest in non-convertible and convertible debt of foreign banks, foreign corporations and foreign governments which obligations are denominated in and pay interest in U.S. dollars. The Insight Money Market Fund may invest in non-convertible debt of foreign banks, foreign corporations and foreign governments which obligations are denominated in and pay interest in U.S. dollars. The Intermediate Government Bond Fund may invest in dollar-denominated Eurodollar securities that are guaranteed by the U.S. Government or its agencies or instrumentalities.

Funding Agreements

Funding agreements are insurance contracts between an investor and the issuing insurance company. For the issuer, they represent senior obligations under an insurance product. For the investor, and from a regulatory perspective, these agreements are treated as securities. These agreements, like other insurance products, are backed by claims on the general assets of the issuing entity and rank on the same priority level as other policy holder claims. Funding agreements typically are issued with a one-year final maturity and a variable interest rate, which may adjust weekly, monthly, or quarterly. Some agreements carry a seven-day put feature. A funding agreement without this feature is considered illiquid. These agreements are regulated by the state insurance board of the state where they are executed.

Government Securities

Government securities consist of obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises (“Government Securities”). Obligations of the U.S. Government agencies and instrumentalities are debt securities issued by U.S. Government-sponsored enterprises and federal agencies. Some of these obligations are supported by: (a) the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates); (b) the limited authority of the issuer to borrow from the U.S. Treasury (such as securities of the Federal Home Loan Bank); (c) the discretionary authority of the U.S. Government to purchase certain obligations (such as securities of the Federal National Mortgage Association); or (d) the credit of the issuer only. In the case of obligations not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. In cases where U.S. Government support of agencies or instrumentalities is discretionary, no assurance can be given that the U.S. Government will provide financial support, since it is not legally obligated to do so.

Guaranteed Investment Contracts

Each of the Short/Intermediate Bond Fund and the Insight Money Market Fund may invest in guaranteed investment contracts (“GICs”) issued by U.S. and Canadian insurance companies. A GIC requires the investor to make cash contributions to a deposit fund of an insurance company’s general account. The insurance company then makes payments to the investor based on negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the insurance company’s general assets. Generally, a GIC is not assignable or transferable without the permission of the issuing insurance company, and an active secondary market in GICs does not currently exist.

Hedging Transactions

The High Yield Income Fund may enter into various hedging transactions, such as interest rate swaps, and the purchase and sale of interest rate collars, caps and floors. Hedging is a means of transferring risk that an investor does not desire to assume in an uncertain interest or exchange rate environment. The Subadviser believes it is possible to reduce the effect of interest rate fluctuations on the value of the Fund’s portfolio, or sectors thereof, through the use of such strategies.

Interest rate swaps involve the exchange with another party of commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. An interest rate collar combines the elements of purchasing a cap and selling a floor. The collar protects against an interest rate rise above the maximum amount but gives up the benefit of an interest rate decline below the minimum amount. The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and any asset, including equity securities and non-investment grade debt so long as the asset is liquid, unencumbered and marked to market daily having an aggregate net asset value at least equal to the accrued excess will be specifically designated on the accounting records of the Fund. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

Illiquid Securities and Restricted Securities

Each Fund may invest up to 15% (5% with respect to the Money Market Funds) of its net assets in securities that are considered illiquid. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (“the 1933 Act”) (“restricted securities”), securities that are otherwise not readily marketable, such as over-the-counter options, and repurchase agreements not entitling the holder to payment of principal in seven days. Subject to the oversight of the Trust’s Board of Trustees, the Subadviser determines and monitors the liquidity of portfolio securities.

Repurchase agreements, reverse repurchase agreements and time deposits that do not provide for payment to the Fund within seven days after notice or which have a term greater than seven days are deemed illiquid securities for this purpose unless such securities are variable amount master demand notes with maturities of nine months or less or unless the Subadviser has determined that an adequate trading market exists for such securities or that market quotations are readily available.

The Funds may purchase Rule 144A securities sold to institutional investors without registration under the 1933 Act and commercial paper issued in reliance upon the exemption in Section 4(2) of the 1933 Act, for which an institutional market has developed. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on the issuer’s ability to honor a demand for repayment of the unregistered security. A security’s contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of the security. These securities may be determined to be liquid in accordance with guidelines established by the Trust’s Board of Trustees. Those guidelines take into account trading activity in the securities and the availability of reliable pricing information, among other factors. The Board of Trustees monitors implementation of those guidelines on a periodic basis.

Index Futures Contracts and Options on Index Futures Contracts

Each Equity Fund and Fixed Income Fund may attempt to reduce the risk of investment in equity and other securities by hedging a portion of each portfolio through the use of futures contracts on indices and options on such indices traded on a securities or futures exchange. Each of these Funds may hedge a portion of its portfolio by selling index futures contracts to limit exposure to decline. During a market advance or when the Subadviser anticipates an advance, a Fund may hedge a portion of its portfolio by purchasing index futures or options on indices. This affords a hedge against the Fund’s not participating in a market advance at a time when it is not fully invested and serves as a temporary substitute for the purchase of individual securities that may later be purchased in a more advantageous manner. A Fund will sell options on indices only to close out existing hedge positions.

A securities index assigns relative weightings to the securities in the index, and the index generally fluctuates with changes in the market values of those securities. A securities index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific securities index at the close of the last trading day of the contract and the price at which the agreement is made. Unlike the purchase or sale of an underlying security, no consideration is paid or received by a Fund upon the purchase or sale of a securities index futures contract. When the contract is executed, each party deposits with a broker a percentage of the contract amount, which may be as low as 5% or less, called the “initial margin.” During the term of the contract, the amount of this deposit is adjusted, based on the current value of the futures contract, by payments of variation margin to or from the broker.

Municipal bond index futures contracts, which are based on an index of 40 tax-exempt, municipal bonds with an original issue size of at least $50 million and a rating of A or higher by S&P or A or higher by Moody’s, began trading in mid-1985. No physical delivery of the underlying municipal bonds in the index is made. The Fixed Income Funds may utilize any such contracts and associated put and call options for which there is an active trading market.

A Fund will use index futures contracts only as a hedge against changes resulting from market conditions in the values of securities held in the Fund’s portfolio or which it intends to purchase and where the transactions are economically appropriate to the reduction of risks inherent in the ongoing management of the Fund. A Fund will sell index futures only if the amount resulting from the multiplication of the then-current level of the indices upon which its futures contracts which would be outstanding do not exceed one-third of the value of the Fund’s net assets. Also, a Fund may not purchase or sell index futures if, immediately thereafter, the sum of the premiums paid for unexpired options on futures contracts and margin deposits on the Fund’s outstanding futures contracts would exceed 5% of the market value of the Fund’s total assets. When a Fund purchases index futures contracts, it will segregate on the accounting records of the fund, appropriate liquid securities equal to the market value of the futures contracts.

There are risks that are associated with the use of futures contracts for hedging purposes. The price of a futures contract will vary from day to day and should parallel (but not necessarily equal) the changes in price of the underlying securities that are included in the index. The difference between these two price movements is called “basis.” There are occasions when basis becomes distorted. For instance, the increase in value of the hedging instruments may not completely offset the decline in value of the securities in the portfolio. Conversely, the loss in the hedged position may be greater than the capital appreciation that a Fund experiences in its securities positions. Distortions in basis are more likely to occur when the securities hedged are not part of the index covered by the futures contract. Further, if market values do not fluctuate, a Fund will sustain a loss at least equal to the commissions on the financial futures transactions.

All investors in the futures market are subject to initial margin and variation margin requirements. Changes in the initial and variation margin requirements may influence an investor’s decision to close out the position. The normal relationship between the securities and futures markets may become distorted if changing margin requirements do not reflect changes in value of the securities. The margin requirements in the futures market are substantially lower than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary basis distortion. The margin requirements may be changed by the exchanges, including for open positions that may have already been established by the Fund.

In the futures market, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions, and/or daily price fluctuation limits. Each market may establish a limit on the amount by which the daily market price of a futures contract may fluctuate. Once the market price of a futures contract reaches its daily price fluctuation limit, positions in the contract can be neither taken nor liquidated unless traders are willing to effect trades at or within the limit. The holder of a futures contract (including a Fund) may therefore be locked into its position by an adverse price movement for several days or more, which may be to its detriment. If a Fund could not close its open position during this period, it would continue to be required to make daily cash payments of variation margin. The risk of loss to a Fund is theoretically unlimited when it writes (sells) a futures contract because it is obligated to settle for the value of the contract unless it is closed out, regardless of fluctuations in the price of the underlying index. When a Fund purchases a put option or call option, however, unless the option is exercised, the maximum risk of loss to the Fund is the price of the put option or call option purchased.

Options on securities indices are similar to options on securities except that, rather than the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the “multiplier”). The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on securities, all settlements are in cash, and gain or loss depends on price movements in the securities market generally (or in a particular industry or segment of the market) rather than price movements in individual securities.

A Fund’s successful use of index futures contracts and options on indices depends upon the Subadviser’s ability to predict the direction of the market and is subject to various additional risks. The correlation between movements in the price of the index future and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases as the composition of a Fund’s portfolio diverges from the composition of the relevant index. In addition, if a Fund purchases futures to hedge against market advances before it can invest in a security in an advantageous manner and the market declines, the Fund might create a loss on the futures contract. Particularly in the case of options on stock indices, a Fund’s ability to establish and maintain positions will depend on market liquidity. In addition, the ability of a Fund to close out an option depends on a liquid secondary market. The risk of loss to a Fund is theoretically unlimited when it writes (sells) a futures contract because a Fund is obligated to settle for the value of the contract unless it is closed out, regardless of fluctuations in the underlying index. There is no assurance that liquid secondary markets will exist for any particular option at any particular time.

Although no Fund has a present intention to invest 5% or more of its assets in index futures and options on indices, a Fund has the authority to invest up to 25% of its net assets in such securities.

See additional risk disclosure below under “Interest Rate Futures Contracts and Related Options.”

Interest Rate Futures Contracts and Related Options

Each Equity Fund and Fixed Income Fund may invest in interest rate futures contracts and options on such contracts that are traded on a domestic exchange or board of trade. Such investments may be made by a Fund solely for the purpose of hedging against changes in the value of its portfolio securities due to anticipated changes in interest rates and market conditions, and not for purposes of speculation. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, ten-year U.S. Treasury Notes, agency securities, three-month U.S. Treasury Bills, Eurodollars, Eurobonds, and three-month domestic bank certificates of deposit. Other financial futures contracts may be developed and traded. The purpose of the acquisition or sale of an interest rate futures contract by a Fund, as the holder of municipal or other debt securities, is to protect the Fund from fluctuations in interest rates on securities without actually buying or selling such securities.

Unlike the purchase or sale of a security, no consideration is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit initial margin with the broker, as determined by the broker. The initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming that all contractual obligations have been satisfied. Subsequent payments, known as variation margin, to and from the broker, will be made on a daily basis as the price of the index fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as marking-to-market. At any time prior to the expiration of the contract, a Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund’s existing position in the futures contract.

A Fund may not purchase or sell futures contracts or purchase options on futures contracts if, immediately thereafter, more than one-third of its net assets would be hedged, or the sum of the amount of margin deposits on the Fund’s existing futures contracts and premiums paid for options would exceed 5% of the value of the Fund’s total assets. When a Fund enters into futures contracts to purchase an index or debt security or purchase call options, an amount of cash or appropriate liquid securities equal to the notional market value of the underlying contract will be segregated on the accounting records of the fund to cover the positions, thereby insuring that the use of the contract is unleveraged.

Although a Fund will enter into futures contracts only if an active market exists for such contracts, there can be no assurance that an active market will exist for the contract at any particular time. Most domestic futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, it will not be possible to close a futures position and, in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, there is no guarantee the price of municipal bonds or of other debt securities will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

If a Fund has hedged against the possibility of an increase in interest rates that would adversely affect the value of municipal bonds or other debt securities held in its portfolio, and rates decrease instead, the Fund will lose part or all of the benefit of the increased value of the securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the decline in interest rates. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

In addition, the ability of a Fund to trade in futures contracts and options on futures contracts may be materially limited by the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. See “Tax Information” below.

A Fund may purchase put and call options on interest rate futures contracts which are traded on a domestic exchange or board of trade as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected.

Options on futures contracts, as contrasted with the direct investment in such contracts, give the purchaser the right, in return for the premium paid, to assume a position in futures contracts at a specified exercise price at any time prior to the expiration date of the options. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on interest rate futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of a Fund.

There are several risks in connection with the use of interest rate futures contracts and options on such futures contracts as hedging devices. Successful use of these derivative securities by a Fund is subject to the Subadviser’s ability to predict correctly the direction of movements in interest rates. Such predictions involve skills and techniques which may be different from those involved in the management of a long-term bond portfolio. There can be no assurance that there will be a correlation between price movements in interest rate futures, or related options, on the one hand, and price movements in the debt securities which are the subject of the hedge, on the other hand. Positions in futures contracts and options on futures contracts may be closed out only on an exchange or board of trade that provides an active market; therefore, there can be no assurance that a liquid market will exist for the contract or the option at any particular time. Consequently, a Fund may realize a loss on a futures contract that is not offset by an increase in the price of the debt securities being hedged or may not be able to close a futures position in the event of adverse price movements. Any income earned from transactions in futures contracts and options on futures contracts will be taxable.

Investment Company Securities and Investment Funds

In connection with the management of its daily cash positions, each Fund may invest in securities issued by investment companies that invest in short-term debt securities (which may include municipal obligations that are exempt from Federal income taxes) and that seek to maintain a $1.00 net asset value per share.

Each non-Money Market Fund also may invest in securities issued by investment companies that invest in securities in which the Fund could invest directly, within the limits prescribed by the 1940 Act. These limit each such Fund so that, except as provided above in the section “Master Fund/Feeder Fund Structure”, (i) not more than 5% of its total assets will be invested in the securities of any one investment company; (ii) not more than 10% of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. Those expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. See additional information concerning permitted investments in non-U.S. investment companies above under “Foreign Investment Companies”.

Letters of Credit

Debt obligations, including municipal obligations, certificates of participation, commercial paper and other short-term obligations, may be backed by an irrevocable letter of credit of a bank that assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks that, in the opinion of the Subadviser, are of investment quality comparable to other permitted investments of a Fund may be used for Letter of Credit-backed investments.

Loan Participations and Assignments

The Emerging Markets Opportunities Fund may also invest in fixed-rate or floating-rate loans arranged through private negotiations between an issuer of emerging market debt instruments and one or more financial institutions (“lenders”). Generally, investments in loans would be in the form of loan participations and assignments of loan portfolios from third parties.

When investing in a loan participation, the Fund will typically have the right to receive payments from the lender to the extent that the lender receives payments from the borrower. In addition, the Fund will be able to enforce its rights through the lender, and not directly against the borrower. As a result, in a loan participation the Fund assumes credit risk with respect to both the borrower and the lender.

When the Fund purchases loan assignments from lenders, it will acquire direct rights against the borrower, but these rights and the Fund’s obligations may differ from, and be more limited than, those held by the assigning lender. Loan participations and assignments may be illiquid.

Mortgage-Related and Other Asset-Backed Securities

All Equity Funds, the High Yield Income Fund, the Intermediate Government Bond Fund, and the Short/Intermediate Bond Fund may invest in mortgage-backed securities, including collateralized mortgage obligations (“CMOs”) and Government Stripped Mortgage-Backed Securities. The Intermediate Government Bond Fund may purchase such securities if they represent interests in an asset-backed trust collateralized by the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”), or the Federal Home Loan Mortgage Corporation (“FHLMC”), and may invest up to 20% of its assets in non-government, mortgage-backed securities.

Each Fund may purchase asset-backed securities, which represent direct or indirect participation in, or are secured by and payable from, assets other than mortgage-backed assets such as installment loan contracts, leases of various types of real and personal property, motor vehicle installment sales contracts and receivables from revolving credit (credit card) agreements. In accordance with guidelines established by the Trust’s Board of Trustees, asset-backed securities may be considered illiquid securities and, therefore, may be subject to a Fund’s 15% (5% with respect to the Money Market Funds) limitation on such investments. Asset-backed securities, including adjustable rate asset-backed securities, have yield characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks, including prepayment risk.

Mortgage Pass-through Securities. These are interests in pools of mortgage loans, assembled and issued by various governmental, government-related, and private organizations. Unlike other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates, these securities provide a monthly payment consisting of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs. “Modified pass-through” securities (such as securities issued by the GNMA) entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

The principal governmental guarantor of mortgage-related securities is GNMA. GNMA is a wholly-owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of Federal Housing Administration insured or Veterans Administration guaranteed mortgages.

Government-related guarantors whose obligations are not backed by the full faith and credit of the United States Government include the FNMA and the FHLMC. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. FHLMC issues Participation Certificates (“PCs”) that represent interests in conventional mortgages from FHLMC’s national portfolio. FNMA and FHLMC guarantee the timely payment of interest and ultimate collection of principal on securities they issue, but the securities they issue are neither issued nor guaranteed by the United States Treasury.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments for such securities. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Fund’s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Funds may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the subadviser determines that the securities meet the Funds’ quality standards. Securities issued by certain private organizations may not be readily marketable.

Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to the Funds’ industry concentration restrictions, set forth below under “Investment Restrictions,” by virtue of the exclusion from the test available to all U.S. Government securities. The Funds will take the position that privately-issued, mortgage-related securities do not represent interests in any particular “industry” or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the Federal Housing Administration or the Department of Veterans Affairs. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages. It is possible that the availability and the marketability (that is, liquidity) of the securities discussed in this section could be adversely affected by actions of the U.S. government to tighten the availability of its credit. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. government, placed FNMA and FHLMC into conservatorship, a statutory process with the objective of returning the entities to normal business operations. FHFA will act as the conservator to operate FNMA and FHLMC until they are stabilized. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by FNMA or FHLMC.

Collateralized Mortgage Obligations (“CMOs”). A CMO is similar to a bond in that interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans or by portfolios of mortgage pass-through securities guaranteed by entities such as GNMA, FHLMC, or FNMA, and their income streams.

CMOs are typically structured in multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes typically receive principal only after the first class has been retired. An investor may be partially guarded against a sooner than desired return of principal because of the sequential payments.

FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates and are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semiannually rather than monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC’s mandatory sinking fund schedule. Sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payments of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC’s minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking-fund payments. Because of the “pass-through” nature of all principal payments received on the collateral pool in excess of FHLMC’s minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date. If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC’s minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

CMO Residuals. CMO residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans. As described above, the cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The “residual” in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and, in particular, the prepayment experience on the mortgage assets. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Fund may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market currently may not have the liquidity of other more established securities trading in other markets. CMO residuals may be subject to certain restrictions on transferability, may be deemed “illiquid,” and may be subject to a Fund’s limitations on investment in illiquid securities.

Stripped Mortgage-backed Securities. Stripped mortgage-backed securities (“SMBS”) are derivative multi-class mortgage securities. They may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup fully its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed “illiquid” and subject to a Fund’s limitations on investment in illiquid securities.

A Fund may invest in other mortgage-related securities with features similar to those described above, to the extent consistent with the Fund’s investment objectives and policies.

Adjustable Rate Mortgages—Interest Rate Indices. The One-Year Treasury Index is the figure derived from the average weekly quoted yield on U.S. Treasury Securities adjusted to a constant maturity of one year. The Cost of Funds Index reflects the monthly weighted average cost of funds of savings and loan associations and savings banks whose home offices are located in Arizona, California and Nevada (the “FHLB Eleventh District”) that are member institutions of the Federal Home Loan Bank of San Francisco (the “FHLB of San Francisco”), as computed from statistics tabulated and published by the FHLB of San Francisco. The FHLB of San Francisco normally announces the Cost of Funds Index on the last working day of the month following the month in which the cost of funds was incurred.

A number of factors affect the performance of the Cost of Funds Index and may cause the Cost of Funds Index to move in a manner different from indices based upon specific interest rates, such as the One-Year Treasury Index. Because of the various origination dates and maturities of the liabilities of member institutions of the FHLB Eleventh District upon which the Cost of Funds Index is based, among other things, at any time the Cost of Funds Index may not reflect the average prevailing market interest rates on new liabilities of similar maturities. There can be no assurance that the Cost of Funds Index will necessarily move in the same direction or at the same rate as prevailing interest rates since as longer term deposits or borrowings mature and are renewed at market interest rates, the Cost of Funds Index will rise or fall depending upon the differential between the prior and the new rates on such deposits and borrowings. In addition, dislocations in the thrift industry in recent years have caused and may continue to cause the cost of funds of thrift institutions to change for reasons unrelated to changes in general interest rate levels. Furthermore, any movement in the Cost of Funds Index as compared to other indices based upon specific interest rates may be affected by changes instituted by the FHLB of San Francisco in the method used to calculate the Cost of Funds Index. To the extent that the Cost of Funds Index may reflect interest changes more slowly than other indices, mortgage loans which adjust in accordance with the Cost of Funds Index may produce a higher yield later than would be produced by such other indices, and in a period of declining interest rates, the Cost of Funds Index may remain higher than other market interest rates which may result in a higher level of principal prepayments on mortgage loans which adjust in accordance with the Cost of Funds Index than mortgage loans which adjust in accordance with other indices.

LIBOR, the London Interbank Offered Rate, is the interest rate that the most creditworthy international banks dealing in U.S. dollar-denominated deposits and loans charge each other for large dollar-denominated loans. LIBOR is also usually the base rate for large dollar-denominated loans in the international market. LIBOR is generally quoted for loans having rate adjustments at one-, three-, six- or twelve-month intervals.

Other Asset-backed Securities. Through trusts and other special-purpose entities, various types of securities based on financial assets other than mortgage loans are increasingly available, in both pass-through structures similar to mortgage pass-through securities described above and in other structures more like CMOs. As with mortgage-related securities, these asset-backed securities are often backed by a pool of financial assets representing the obligations of a number of different parties. They often include credit-enhancement features similar to mortgage-related securities.

Financial assets on which these securities are based include automobile receivables; credit card receivables; loans to finance boats, recreational vehicles, and mobile homes; computer, copier, railcar, and medical equipment leases; and trade, healthcare, and franchise receivables. In general, the obligations supporting these asset-backed securities are of shorter maturities than mortgage loans and are less likely to experience substantial prepayments. However, obligations such as credit card receivables are generally unsecured, and the obligors are often entitled to protection under a number of state and federal consumer credit laws granting, among other things, rights to set off certain amounts owed on the credit cards, thus reducing the balance due. Other obligations that are secured, such as automobile receivables, may present issuers with difficulties in perfecting and executing on the security interests, particularly where the issuer allows the servicers of the receivables to retain possession of the underlying obligations, thus increasing the risk that recoveries on defaulted obligations may not be adequate to support payments on the securities.

The subadviser expects additional assets will be “securitized” in the future. A Fund may invest in any such instruments or variations on them to the extent consistent with the Fund’s investment objectives and policies.

Interest Rate Considerations. The market value of debt securities that are interest rate sensitive is inversely related to changes in interest rates. That is, an interest rate decline produces an increase in a security’s market value and an interest rate increase produces a decrease in value. The longer the remaining maturity of a security, the greater the effect of interest rate changes. Changes in the ability of an issuer to make payments of interest and principal and in the market’s perception of its creditworthiness also affect the market value of that issuer’s debt securities.

Prepayments of principal of mortgage-related securities by mortgagors or mortgage foreclosures affect the average life of the mortgage-related securities in a Fund’s portfolio. Mortgage prepayments are affected by the level of interest rates and other factors, including general economic conditions and the underlying location and age of the mortgage. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool. Because prepayments of principal generally occur when interest rates are declining, it is likely that a Fund, to the extent that it retains the same percentage of debt securities, may have to reinvest the proceeds of prepayments at lower interest rates than those of its previous investments. If this occurs, that Fund’s yield will correspondingly decline. Thus, mortgage-related securities may have less potential for capital appreciation in periods of falling interest rates than other fixed-income securities of comparable duration, although they may have a comparable risk of decline in market value in periods of rising interest rates. To the extent that a Fund purchases mortgage-related securities at a premium, unscheduled prepayments, which are made at par, result in a loss equal to any unamortized premium.

Duration is one of the fundamental tools used by the adviser in managing interest rate risks including prepayment risks. Traditionally, a debt security’s “term to maturity” characterizes a security’s sensitivity to changes in interest rates. “Term to maturity,” however, measures only the time until a debt security provides its final payment, taking no account of prematurity payments. Most debt securities provide interest (“coupon”) payments in addition to a final (“par”) payment at maturity, and some securities have call provisions allowing the issuer to repay the instrument in full before maturity date, each of which affect the security’s response to interest rate changes. “Duration” is considered a more precise measure of interest rate risk than “term to maturity.” Determining duration may involve the adviser’s estimates of future economic parameters, which may vary from actual future values. Fixed-income securities with effective durations of three years are more responsive to interest rate fluctuations than those with effective durations of one year. For example, if interest rates rise by 1%, the value of securities having an effective duration of three years will generally decrease by approximately 3%.

Municipal Leases

Each of the Intermediate Tax-Exempt Bond Fund and the Tax-Exempt Bond Fund may acquire participations in lease obligations or installment purchase contract obligations (hereinafter collectively called “lease obligations”) of municipal authorities or entities. Although lease obligations do not constitute general obligations of the municipality for which the municipality’s taxing power is pledged, a lease obligation may be backed by the municipality’s covenant to budget for, appropriate, and make the payments due under the lease obligation. However, certain lease obligations contain “non-appropriation” clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the “non-appropriation” risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. In the case of a “non-appropriation” lease, a Fund’s ability to recover under the lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property in the event foreclosure might prove difficult.

In evaluating the credit quality of a municipal lease obligation and determining whether such lease obligation will be considered “liquid,” the Subadviser will consider: (1) whether the lease can be canceled; (2) what assurance there is that the assets represented by the lease can be sold; (3) the strength of the lessee’s general credit (e.g., its debt, administrative, economic, and financial characteristics); (4) the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (e.g., the potential for an “event of non-appropriation”); and, (5) the legal recourse in the event of failure to appropriate.

Municipal Securities

The Balanced Allocation Fund, the High Yield Income Fund, the Intermediate Tax-Exempt Bond Fund, the Short/Intermediate Bond Fund, the Tax-Exempt Bond Fund, and the Insight Tax-Exempt Money Market Fund may invest in tax-exempt obligations to the extent consistent with each Fund’s investment objective and policies. Notes sold as interim financing in anticipation of collection of taxes (i.e., tax anticipation notes), a bond sale (i.e., bond anticipation notes) or receipt of other revenues (i.e., revenue anticipation notes) are usually general obligations of the issuer.

Bond Anticipation Notes. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes.

Construction Loan Notes. Construction loan notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through FNMA or GNMA.

General Obligation Bonds. Issuers of general obligation bonds include states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind general obligation bonds is the issuer’s pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

Industrial Development Bonds. Industrial development bonds, which are considered municipal bonds if the interest paid is exempt from federal income tax, are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports arenas and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Municipal Bonds . Municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued, have two principal classifications: general obligation bonds and revenue bonds. Another type of municipal bond is referred to as an industrial development bond.

Municipal Notes. Municipal notes generally are used to provide for short-term working capital needs and generally have maturities of one year or less. Municipal notes include:

Revenue Anticipation Notes. Revenue anticipation notes are issued in expectation of receipt of other types of revenue, such as federal revenues available under federal revenue sharing programs.

Revenue Bonds. The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund whose money may be used to make principal and interest payments on the issuer’s obligations. Housing finance authorities have a wide range of security; including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state’s ability (without obligation) to make up deficiencies in the debt service reserve fund.

Tax Anticipation Notes. Tax anticipation notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use and business taxes, and are payable from these specific future taxes.

Tax-Exempt Commercial Paper. Tax-exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by state and local governments or their agencies to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing.

In addition, other types of municipal securities similar to the above-described municipal bonds and municipal notes are, or may become, available. For the purpose of the Trust’s investment restrictions set forth in this SAI, the identification of the “issuer” of a municipal security which is not a general obligation bond is made by the investment adviser on the basis of the characteristics of the obligation, the most significant of which is the source of funds for the payment of principal and interest on such security.

Risks Relating to Municipal Securities. Yields on municipal securities are dependent on a variety of factors, including the general conditions of the money market and the municipal bond market, the size of a particular offering, the maturity of the obligations and the rating of the issue. Municipal securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market prices of municipal securities usually vary, depending upon available yields. An increase in interest rates will generally reduce the value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments. The ability of the Fund to achieve its investment objective is also dependent on the continuing ability of the issuers of municipal securities in which the Fund invests to meet their obligations for the payment of interest and principal when due. The ratings of Moody’s and S&P’s represent their opinions as to the quality of municipal securities which they undertake to rate. Ratings are not absolute standards of quality; consequently, municipal securities with the same maturity, coupon, and rating may have different yields. There are variations in municipal securities, both within a particular classification and between classifications, depending on numerous factors. It should also be pointed out that, unlike other types of investments, municipal securities have traditionally not been subject to regulation by, or registration with, the SEC, although there have been proposals which would provide for such regulation in the future.

The federal bankruptcy statutes relating to the debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material and adverse changes in the rights of holders of their obligations.

Lawsuits challenging the validity under state constitutions of present systems of financing public education have been initiated or adjusted in a number of states, and legislation has been introduced to effect changes in public school financing in some states. In other instances there have been lawsuits challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law which could ultimately affect the validity of those municipal securities or the tax-free nature of the interest thereon.

Tax Anticipation Notes (“TANs”). An uncertainty in a municipal issuer’s capacity to raise taxes as a result of such events as a decline in its tax base or a rise in delinquencies could adversely affect the issuer’s ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers commingle various tax proceeds in a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various other obligations could affect the likelihood of making payments on TANs.

Bond Anticipation Notes (“BANs”). The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer’s adequate access to the longer-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

Revenue Anticipation Notes (“RANs”). A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer’s ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

The Balanced Allocation Fund, the Intermediate Tax-Exempt Bond Fund, the Short/Intermediate Bond Fund, and the Tax-Exempt Bond Fund, may also invest in: (1) municipal bonds that are rated at the date of purchase “Baa” or better by Moody’s or “BBB” or better by S&P; (2) municipal notes having maturities at the time of issuance of 15 years or less that are rated at the date of purchase “MIG 1” or “MIG 2” (or “VMIG 1” or “VMIG 2” in the case of an issue having a variable rate with a demand feature) by Moody’s or “SP-1+,” “SP-1,” or “SP-2” by S&P; and (3) municipal commercial paper with a stated maturity of one year or less that is rated at the date of purchase “P-2” or better by Moody’s or “A-2” or better by S&P.

Participation on Creditors’ Committees

The High Yield Income Fund may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Fund. Such participation may subject the Fund to expenses such as legal fees and may make the fund an “insider” of the issuer for purposes of the federal securities laws, and therefore may restrict the fund’s ability to purchase or sell a particular security when it might otherwise desire to do so. Participation by the Fund on such committees also may expose the Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. The Fund will participate on such committees only when the Adviser believes that such participation is necessary or desirable to enforce the Fund’s rights as a creditor or to protect the value of securities held by the Fund.

Put and Call Options

Each Equity Fund and Fixed Income Fund may invest in covered put and covered call options and write covered put and covered call options on securities in which they may invest directly and that are traded on registered domestic securities exchanges. The writer of a call option, who receives a premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put, who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.

These Funds each may write put and call options on securities only if they are “covered,” and such options must remain “covered” as long as the Fund is obligated as a writer. A call option is “covered” if a Fund owns the underlying security or its equivalent covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if such cash is segregated) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if a Fund holds on a share-for-share or equal principal amount basis a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if appropriate liquid assets representing the difference are segregated by the Fund. A put option is “covered” if a Fund maintains appropriate liquid securities with a value equal to the exercise price, or owns on a share-for-share or equal principal amount basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

The principal reason for writing call options is to attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying securities alone. In return for the premium, a Fund would give up the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security decline. Upon exercise of a call option when the market value of the security exceeds the exercise price, a Fund would receive less total return for its portfolio than it would have if the call had not been written, but only if the premium received for writing the option is less than the difference between the exercise price and the market value. Put options are purchased in an effort to protect the value of a security owned against an anticipated decline in market value. A Fund may forego the benefit of appreciation on securities sold or be subject to depreciation on securities acquired pursuant to call or put options, respectively, written by the Fund. A Fund may experience a loss if the value of the securities remains at or below the exercise price, in the case of a call option, or at or above the exercise price, in the case of a put option.

Each Fund may purchase put options in an effort to protect the value of a security owned against an anticipated decline in market value. Exercise of a put option will generally be profitable only if the market price of the underlying security declines sufficiently below the exercise price to offset the premium paid and the transaction costs. If the market price of the underlying security increases, a Fund’s profit upon the sale of the security will be reduced by the premium paid for the put option less any amount for which the put is sold.

The SEC has taken the position that purchased options not traded on registered domestic securities exchanges and the assets used as cover for written options not traded on such exchanges are illiquid securities. Each of the Funds will treat such options and assets as subject to such Fund’s limitation on investment in securities that are not readily marketable.

Writing of options involves the risk that there will be no market in which to effect a closing transaction. An exchange-traded option may be closed out only on an exchange that provides a secondary market for an option of the same series, and there is no assurance that a liquid secondary market on an exchange will exist.

Real Estate Investment Trusts (REITs)

Each Fund may invest in REITs. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs or the quality of loans held by the REIT. REITs are dependent upon management skills, are not diversified, and are subject to the risks of financing projects.

REITs are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline.

Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than securities of larger companies.

Repurchase Agreements

Each Fund may enter into repurchase agreements by which the Fund purchases portfolio securities subject to the seller’s agreement to repurchase them at a mutually agreed upon time and price, which includes an amount representing interest on the purchase price. A repurchase agreement must be collateralized by obligations that could otherwise be purchased by the Fund (except with respect to maturity), and these must be maintained by the seller in a segregated account for the Fund cash or cash equivalents equal to at least 102% of the repurchase price (including accrued interest). Default or bankruptcy of the seller would expose a Fund to possible loss because of adverse market action, delays in connection with the disposition of the underlying obligations or expenses of enforcing its rights.

A Fund may not enter into a repurchase agreement if, as a result, more than 15% (5% with respect to a Money Market Fund) of the market value of the Fund’s total net assets would be invested in repurchase agreements with a maturity of more than seven days and in other illiquid securities. A Fund will enter into repurchase agreements only with registered broker/dealers and commercial banks that meet guidelines established by the Trust’s Board of Trustees.

Reverse Repurchase Agreements

Each of the Equity Funds and the Fixed Income Funds may borrow funds for temporary purposes by entering into an agreement to sell portfolio securities to a financial institution such as a bank or broker-dealer and to repurchase them at a mutually specified date and price (“reverse repurchase agreement”). A reverse repurchase agreement involves the risk that the market value of the securities sold by the Fund may decline below the repurchase price. The Fund would pay interest on the amount obtained pursuant to the reverse repurchase agreement.

A Fund may not enter into a reverse repurchase agreement if, as a result, more than 15% (5% with respect to a Money Market Fund) of the Fund’s net assets would be invested in reverse repurchase agreements with a maturity of more than seven days and in other illiquid securities. The Funds will enter into reverse repurchase agreements only with registered broker-dealers and commercial banks that meet guidelines established by the Trust’s Board of Trustees.

Rule 2a-7 Matters

Each of the Money Market Funds must comply with the requirements of Rule 2a-7 under the 1940 Act (“Rule 2a-7”). Under the applicable quality requirements of Rule 2a-7, the Funds may purchase only U.S. dollar-denominated instruments that are determined to present minimal credit risks and that are at the time of acquisition “eligible securities” as defined in Rule 2a-7. Generally, eligible securities are divided into “first tier” and “second tier” securities. First tier securities are generally those in the highest rating category (e.g., A-1 by S&P) or unrated securities deemed to be comparable in quality, government securities and securities issued by other money market funds. Second tier securities are generally those in the second highest rating category (e.g., A-2 by S&P) or unrated securities deemed to be comparable in quality. See Appendix A for more information.

Each Money Market Fund may not invest in second tier securities with a remaining maturity of greater than 45 calendars days, invest more than 3% of its total assets in second tier securities nor more than 0.5% of its total assets in the second tier securities of a single issuer.

Each Money Market Fund will maintain a dollar-weighted average maturity of 90 days or less and will limit its investments to securities that have remaining maturities of 397 calendar days or less or other features that shorten maturities in a manner consistent with the requirements of Rule 2a-7, such as interest rate reset and demand features.

Securities Lending

A Fund may lend portfolio securities to broker-dealers and other financial institutions, provided that such loans are callable at any time by the Fund utilizing this investment technique and are at all times secured by collateral held by the Fund at least equal to the market value, determined daily, of the loaned securities. The Fund utilizing this investment technique will continue to receive any income on the loaned securities, and at the same time will earn interest on cash collateral, or a securities lending fee in the case of collateral, in the form of U.S. Government securities. A loan may be terminated at any time by either the Fund or the borrower. Upon termination of a loan, the borrower will be required to return the securities to the Fund, and any gain or loss in the market price during the period of the loan would accrue to the Fund. If the borrower fails to maintain the requisite amount of collateral, the loan will automatically terminate, and the Fund may use the collateral to replace the loaned securities while holding the borrower liable for any excess of the replacement cost over the amount of the collateral.

When voting or consent rights which accompany loaned securities pass to the borrower, the Fund will follow the policy of calling the loan, in whole or in part as may be appropriate, in order to exercise such rights if the matters involved would have a material effect on the Fund’s investment in the securities which are the subject of the loan. The Fund may pay reasonable finders, administrative and custodial fees in connection with the loans of its portfolio securities.

As with any extension of credit, there are risks of delay in recovery of the loaned securities and in some cases loss of rights in the collateral should the borrower of the securities fail financially. However, loans of portfolio securities will be made only to firms considered by the Trust to be creditworthy and when the Adviser believes the consideration to be earned justifies the attendant risks.

Short Sales

When a Fund sells short, it borrows the securities that it needs to deliver to the buyer. A Fund must arrange through a broker to borrow these securities and will become obligated to replace the borrowed securities at whatever their market price may be at the time of replacement. A Fund may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

A Fund’s obligation to replace the securities borrowed in connection with a short sale will be secured. The proceeds a Fund receives from the short sale will be held on behalf of the broker until the Fund replaces the borrowed securities, and the Fund will deposit collateral with the broker; this collateral will consist of cash or liquid, high-grade debt obligations. In addition, a Fund will deposit collateral in a segregated account with the Fund’s custodian; this collateral will consist of cash or liquid, high grade debt obligations equal to any difference between the market value of (1) the securities sold at the time they were sold short and (2) any collateral deposited with the broker in connection with the short sale (not including the proceeds of the short sale).

If a Fund sells a security short-against-the-box, the fund owns the security but does not want to use it for delivery so instead borrows it from a brokerage firm, typically in order to lock in a profit. If a Fund sells securities short-against-the-box, it may protect unrealized gains, but will lose the opportunity to profit on such securities if the price rises.

Sovereign Debt

The Emerging Markets Opportunities Fund and the High Yield Income Fund may invest in “sovereign debt,” which is issued or guaranteed by foreign governments (including countries, provinces and municipalities) or their agencies and instrumentalities. Sovereign debt may trade at a substantial discount from face value. The Funds may hold and trade sovereign debt of foreign countries in appropriate circumstances to participate in debt conversion programs. Emerging-market country sovereign debt involves a high degree of risk, is generally lower-quality debt, and is considered speculative in nature due, in part, to the extreme and volatile nature of debt burdens in such countries and because emerging market governments can be relatively unstable. The issuer or governmental authorities that control sovereign-debt repayment (“sovereign debtors”) may be unable or unwilling to repay principal or interest when due in accordance with the terms of the debt. A sovereign debtor’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash-flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy towards the IMF, and the political constraints to which the sovereign debtor may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearage on their debt. The commitment of these third parties to make such disbursements may be conditioned on the sovereign debtor’s implementation of economic reforms or economic performance and the timely service of the debtor’s obligations. The sovereign debtor’s failure to meet these conditions may cause these third parties to cancel their commitments to provide funds to the sovereign debtor, which may further impair the debtor’s ability or willingness to timely service its debts. In certain instances, the Funds may invest in sovereign debt that is in default as to payments of principal or interest. In the event that the Funds hold non-performing sovereign debt, the Funds may incur additional expenses in connection with any restructuring of the issuer’s obligations or in otherwise enforcing their rights thereunder.

The Fixed Income Funds may invest in “sovereign debt” that is U.S. dollar-denominated and investment-grade.

Stand-by Commitments

Each of the Balanced Allocation Fund, the Intermediate Tax-Exempt Bond Fund and the Tax-Exempt Bond Fund may purchase municipal securities together with the right to resell them to the seller or a third party at an agreed-upon price or yield within specified periods prior to their maturity dates. Such a right to resell is commonly known as a stand-by commitment, and the aggregate price which a Fund pays for securities with a stand-by commitment may increase the cost, and thereby reduce the yield, of the security. The primary purpose of this practice is to permit a Fund to be as fully invested as practicable in municipal securities while preserving the necessary flexibility and liquidity to meet unanticipated redemptions. The Balanced Allocation Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. Stand-by commitments acquired by a Fund are valued at zero in determining the Fund’s net asset value. Stand-by commitments involve certain expenses and risks, including the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, non-marketability of the commitment, and differences between the maturity of the underlying security and the maturity of the commitment.

Swap Agreements

Each of the Funds may enter into interest rate, index and currency exchange rate swap agreements in attempts to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. The “notional amount” of the swap agreement is only a fixed basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. The Fund’s obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund). To the extent required by SEC guidelines to ensure that it is not leveraged, a Fund will only engage in futures contracts or options on futures contracts if it owns either (1) an offsetting position for the same type of financial asset or (2) cash or liquid securities, designated on the Fund’s books or held in a segregated account, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). The Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counter-party will be covered by specifically designating on the accounting records of the Fund liquid assets to avoid leveraging of the Fund’s portfolio. Because swap agreements are two-party contracts and may have terms of greater than seven days, they may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counter-party. The Subadviser will cause a Fund to enter into swap agreements only with counter-parties that would be eligible for consideration as repurchase agreement counter-parties under the Funds’ repurchase agreement guidelines. Certain restrictions imposed on the Funds by the Code may limit the Funds’ ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Certain swap agreements are exempt from most provisions of the Commodity Exchange Act (“CEA”) and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations of the Commodity Futures Trading Commission (“CFTC”). To qualify for this exemption, a swap agreement must be entered into by “eligible participants,” which include the following, provided the participants’ total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

In addition, the High Yield Income Fund may enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic, stream of payments over the term of the contract provided no event of default has occurred. In the event of default, the seller must pay the buyer the “par value” (full notional value) of the reference obligation in exchange for the reference obligation (typically emerging market debt). The fund may be either the buyer or seller in the transaction. If the fund is a buyer and no event of default occurs, the fund loses its investment and recovers nothing. However, if an event of default occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller, the fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. The value of the reference obligation received by the seller, coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the fund.

Credit default swaps involve greater risks than if the fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risks. The fund will enter into swap agreements only with counterparties who are rated at least A by Moody’s or S&P at the time of investment.

Temporary Investments

When business or financial conditions warrant, each of the non-Money Market Funds may assume a temporary defensive position by investing in money-market investments. These money-market investments include obligations of the U.S. Government and its agencies and instrumentalities, obligations of foreign sovereigns, other debt securities, commercial paper including bank obligations, certificates of deposit (including Eurodollar certificates of deposit) and repurchase agreements.

For temporary defensive purposes, during periods in which the Subadviser believes adverse changes in economic, financial or political conditions make it advisable, the Funds may reduce their holdings in equity and other securities and may invest up to 100% of their assets in certain short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) debt securities and in cash (U.S. dollars, foreign currencies, or multicurrency units). In the case of the Emerging Markets Opportunities Fund, these short-term and medium-term debt securities consist of (a) obligations of governments, agencies or instrumentalities of any member state of the Organization for Economic Cooperation and Development (“OECD”); (b) bank deposits and bank obligations (including certificates of deposit, time deposits and bankers’ acceptances) of banks organized under the laws of any member state of the OECD, denominated in any currency; (c) floating rate securities and other instruments denominated in any currency issued by international development agencies; (d) finance company and corporate commercial paper and other short-term corporate debt obligations of corporations organized under the laws of any member state of the OECD meeting the Fund’s credit quality standards; and (e) repurchase agreements with banks and broker-dealers covering any of the foregoing securities. The short-term and medium-term debt securities in which the Fund may invest for temporary defensive purposes will be those that the Subadviser believes to be of high quality, i.e., subject to relatively low risk of loss of interest or principal (there is currently no rating system for debt securities in most emerging countries). If rated, these securities will be rated in one of the three highest rating categories by rating services such as Moody’s or S&P (i.e., rated at least A).

Warrants

The Equity Funds and the High Yield Income Fund may invest in warrants, which are options to purchase an equity security at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant’s issuance) and usually during a specified period of time. Unlike convertible securities and preferred stocks, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the underlying security to reach a level at which the warrant can be prudently exercised (in which case the warrant may expire without being exercised, resulting in the loss of the Fund’s entire investment therein).

When-Issued Purchases and Forward Commitments (Delayed-Delivery)

Each Fund may purchase securities on a when-issued or forward commitment basis. These transactions are also known as delayed-delivery transactions. (The phrase “delayed-delivery” is not intended to include purchases where a delay in delivery involves only a brief period required by the selling party solely to locate appropriate certificates and prepare them for submission for clearance and settlement in the customary way.) Delayed-delivery transactions involve a commitment by a

Fund to purchase or sell securities at a future date (ordinarily up to 90 days later). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitments are negotiated directly with the selling party.

When-issued purchases and forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. For example, in periods of rising interest rates and falling bond prices, a Fund might sell debt securities it owns on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, a Fund might sell securities it owns and purchase the same or similar securities on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher yields. A Fund will not enter into such transactions for the purpose of leverage.

The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value will be reflected in the Fund’s net asset value starting on the first business day after the date of the agreement to purchase the securities. The Fund will be subject to the rights and risks of ownership of the securities on the agreement date. A Fund will not earn interest on securities it has committed to purchase until they are paid for and received.

When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement will be included in the Fund’s assets. Fluctuations in the market value of the underlying securities will not be reflected in the Fund’s net asset value as long as the commitment to sell remains in effect. Settlement of when-issued purchases and forward commitment transactions generally takes place up to 90 days after the date of the transaction, but a Fund may agree to a longer settlement period.

A Fund will make commitments to purchase securities on a when-issued basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into. A Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may realize a capital gain or loss in connection with these transactions.

When a Fund purchases securities on a when-issued or forward-commitment basis, the Fund will specifically designate on its accounting records securities having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments. These procedures are designed to ensure that each Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitments.

Zero Coupon, Deferred Coupon, and PIK Debt Securities

Zero Coupon Securities. Each Fund may invest in zero coupon securities. Zero coupon securities are debt securities that are issued and traded at a discount and do not entitle the holder to any periodic payments of interest prior to maturity. Zero coupon securities may be created by separating the interest and principal components of securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities or issued by private corporate issuers. These securities may not be issued or guaranteed by the U.S. Government. Typically, an investment brokerage firm or other financial intermediary holding the security has separated (“stripped”) the unmatured interest coupons from the underlying principal. The holder may then resell the stripped securities. The stripped coupons are sold separately from the underlying principal, usually at a deep discount because the buyer receives only the right to receive a fixed payment on the security upon maturity and does not receive any rights to reinvestment of periodic interest (cash) payments. Because the rate to be earned on these reinvestments may be higher or lower than the rate quoted on the interest-paying obligations at the time of the original purchase, the investor’s return on investments is uncertain even if the securities are held to maturity. This uncertainty is commonly referred to as reinvestment risk. With zero coupon securities, however, there are no cash distributions to reinvest, so investors bear no reinvestment risk if they hold the zero coupon securities to maturity; holders of zero coupon securities, however, forego the possibility of reinvesting at a higher yield than the rate paid on the originally issued security. With both zero coupon securities and interest-paying securities there is no reinvestment risk on the principal amount of the investment. When held to maturity, the entire return from such instruments is determined by the difference between such instrument’s purchase price and its value at maturity. Because interest on zero coupon securities is not paid on a current basis, the values of securities of this type are subject to greater fluctuations than are the values of securities that distribute income regularly. In addition, a Fund’s investment in zero coupon securities will result in special tax consequences. Although zero coupon securities do not make interest payments, for tax purposes, a portion of the difference between the security’s maturity value and its purchase price is imputed income to a Fund each year. Under the Federal tax laws applicable to investment companies, a Fund will not be subject to tax on its income if it pays annual dividends to its shareholders substantially equal to all the income received from, and imputed to, its investments during the year. Because imputed income must be paid to shareholders annually, a Fund may need to borrow money or sell securities to meet certain dividend and redemption obligations. In addition, the sale of securities by a Fund may increase its expense ratio and decrease its rate of return.

Deferred Coupon Debt Securities. The High Yield Income Fund may invest in debt obligations that do not make any interest payments for a specified period of time prior to maturity (“deferred coupon” obligations). Because the deferred coupon bonds do not make interest payments for a certain period of time, they are purchased by the Fund at a deep discount and their value fluctuates more in response to interest rate changes than does the value of debt obligations that make current interest payments. The degree of fluctuation with interest rate changes is greater when the deferred period is longer. Therefore, there is a risk that the value of a Fund’s shares may decline more as a result of an increase in interest rates than would be the case if the Fund did not invest in deferred coupon bonds.

PIK Bonds. PIK Bonds are bonds on which interest is payable in kind. PIK bonds are obligations which provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt securities. Such securities benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. The Funds will accrue income on such investments for tax and accounting purposes, which is distributable to shareholders from available cash or liquidated assets. PIK bonds generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do bonds on which regular cash payments of interest are being made that have similar maturities and credit quality.

RATINGS

After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the Fund for such type of security to sell the security unless the amount of the security exceeds the Fund’s permissible limit. However, the Subadviser will reassess promptly whether the security presents minimal credit risks and determine whether continuing to hold the security is in the best interests of the Fund. A Money Market Fund may be required to sell a security downgraded below the minimum required for purchase, absent a specific finding by the Trust’s Board of Trustees that a sale is not in the best interests of the Fund. To the extent the ratings given by any nationally recognized statistical rating organization may change as a result of changes in the organization or in its rating system, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectuses and in this SAI. For additional information on ratings, see the Appendix to this SAI.

PERFORMANCE INFORMATION

Performance information for the Funds (and any class of the Funds) may be included in advertisements, sales literature or reports to shareholders or prospective investors. Performance information in advertisements and sales literature may be expressed as a yield of a class of shares and as a total return of a class of shares.

The Funds may from time to time include in advertisements containing total return the ranking of those performance figures relative to such figures for groups of mutual funds having similar investment objectives as categorized by ranking services such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Weisenberger Financial Services, Inc. and Morningstar, Inc. Additionally, each Fund may compare its performance results to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in various publications such as Changing Times, Forbes, Fortune, Money, Barrons, Business Week and Investor’s Business Daily, Stanger’s Mutual Fund Monitor, The Stanger Register, Stanger’s Investment Adviser, The Wall Street Journal, The New York Times, Consumer Reports, Registered Representative, Financial Planning, Financial Services Weekly, Financial World, U.S. News and World Report, Standard & Poor’s The Outlook and Personal Investor. The Funds may from time to time illustrate the benefits of tax deferral by comparing taxable investments to investments made through tax-deferred retirement plans. The total return may also be used to compare the performance of each Fund against certain widely acknowledged outside standards or indices for stock and bond market performance, such as the Barclays Capital Intermediate Government/Credit Bond Index, Barclays Capital U.S. Aggregate Bond Index, Barclays Capital U.S. High-Yield 2% Capped Bond Index, Barclays Capital Municipal Bond Index, Barclays Capital 3-15 Year Blend (2-17) Municipal Bond Index, MSCI Emerging Markets Free Index (net), Russell 1000® Index, Russell 1000® Value, Russell 2000® Index, and the Standard & Poor’s 500® Index (the “S&P 500® Index”).

Advertisements, sales literature and other communications may contain information about the Funds’ and Advisers’ current investment strategies and management style. Current strategies and style may change to allow the Funds to respond quickly to changing market and economic conditions. From time to time the Funds may include specific portfolio holdings or industries in such communications. To illustrate components of overall performance, each Fund may separate its cumulative and average annual returns into income and capital gains components.

Performance information reflects only the performance of a hypothetical investment in each class during the particular time period on which the calculations are based. Performance information should be considered in light of a Fund’s investment objectives and policies, characteristics and quality of the portfolio, and the market condition during the given time period, and should not be considered as a representation of what may be achieved in the future.

Yield

The Trust makes available various yield quotations with respect to shares of each class of shares of the Money Market Funds. These amounts are calculated based on 7-day periods, by calculating the net change in value, exclusive of capital changes, of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7, with the resulting yield figure carried to the nearest hundredth of one percent. The net change in value of an account consists of the value of additional shares purchased with dividends from the original share plus dividends declared on both the original share and any such additional shares (not including realized gains or losses and unrealized appreciation or depreciation) less applicable expenses. Effective yield quotations for Class I Shares of each of the Money Market Funds are also made available. These amounts are calculated in a similar fashion to yield, except that the base period return is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

Effective Yield = [(Base Period Return + 1) 365/7 ] – 1

Current yield for all of the Money Market Funds will fluctuate from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and does not provide a basis for determining future yields.

From time to time each of the Money Market Funds may advertise its “30-day average yield” and its “monthly average yield.” Such yields refer to the average daily income generated by an investment in such Fund over a 30-day period, as appropriate, (which period will be stated in the advertisement).

A standardized “tax-equivalent yield” may be quoted for the Intermediate Tax-Exempt Bond Fund, the Tax-Exempt Bond Fund and the Insight Tax-Exempt Money Market Fund, which is computed by: (a) dividing the portion of the Fund’s yield (as calculated above) that is exempt from Federal income tax by one minus a stated Federal income rate; and (b) adding the figure resulting from (a) above to that portion, if any, of the yield that is not exempt from federal income tax.

The Trust makes available 30-day yield quotations with respect to Class A Shares and Class I Shares of the non-money market Funds. As required by regulations of the SEC, the 30-day yield is computed by dividing a Fund’s net investment income per share earned during the period by the net asset value on the last day of the period. The average daily number of shares outstanding during the period that are eligible to receive dividends is used in determining the net investment income per share. Income is computed by totaling the interest earned on all debt obligations during the period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield is then annualized assuming semiannual reinvestment and compounding of net investment income.

Total Return

Standardized quotations of average annual total return for Class A Shares and Class I Shares will be expressed in terms of the average annual compounded rate of return for a hypothetical investment in either Class A Shares and Class I Shares over periods of 1, 5 and 10 years or up to the life of the class of shares, calculated for each class separately pursuant to the following formula: P((1+T)(n)) = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of each class’s expenses (on an annual basis), deduction of the maximum initial sales load in the case of Class A Shares and the maximum contingent deferred sales charge applicable to a complete redemption of the investment in the case of Class C Shares, and assume that all dividends and distributions on Class A Shares, Class C Shares and Class I Shares are reinvested when paid.

For average “after-tax” total return, the SEC rules mandate several assumptions, including that the calculations use the historical highest individual federal marginal income tax rates at the time of reinvestment, and that the calculations do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. These returns, for instance, assume that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption. As a result, returns after taxes on distributions and sale of Fund shares may exceed returns after taxes on distributions (but before sale of Fund shares). These returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements.

The Funds may also compute cumulative total return for specified periods based on a hypothetical account with an assumed initial investment of $10,000. The cumulative total return is determined by dividing the net asset value of this account at the end of the specified period by the value of the initial investment and is expressed as a percentage. Calculation of cumulative total return reflects payment of the Class A Share’s maximum sales charge of 5.75% and assumes reinvestment of all income dividends and capital gain distributions during the period.

The Funds also may quote annual, average annual and annualized total return and cumulative total return performance data, for any class of shares of the Funds, both as a percentage and as a dollar amount based on a hypothetical $10,000 investment for various periods other than those noted above. Such data will be computed as described above, except that (1) the rates of return calculated will not be average annual rates, but rather, actual annual, annualized or cumulative rates of return and (2) the maximum applicable sales charge will not be included with respect to annual, annualized or cumulative rates of return calculations.

PORTFOLIO TURNOVER

The Funds pay brokerage commissions for purchases and sales of portfolio securities, generally on equity securities transactions only. Each Fund has a different expected annual rate of portfolio turnover, which is calculated by dividing the lesser of purchases or sales of portfolio securities during the fiscal year by the monthly average of the value of the Fund’s securities (excluding from the computation all securities, including options, with maturities at the time of acquisition of one year or less). A high rate of portfolio turnover generally involves correspondingly greater brokerage commission expenses and other costs, which must be borne directly by a Fund and thus indirectly by its shareholders. Turnover rates may vary greatly from year to year as well as within a particular year and may also be affected by cash requirements for redemptions of each Fund’s shares and by requirements which enable the Trust to receive certain favorable tax treatment (see “Dividends, Distributions and Taxes”). If such rate of turnover exceeds 100%, the Fund will pay more in brokerage commissions than would be the case if it had a lower portfolio turnover rate. Historical portfolio turnover rates for all Funds except the Money Market Fund (which for this purpose does not calculate a portfolio turnover rate) can be found under the heading “Financial Highlights” in each Fund’s prospectus.

PORTFOLIO TRANSACTIONS AND BROKERAGE

In effecting fund transactions for the Trust, the Adviser or applicable Subadviser (throughout this section, “Advisers”) adheres to the Trust’s policy of seeking best execution and price, determined as described below, except to the extent it is permitted to pay higher brokerage commissions for “brokerage and research services” as defined herein. The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations including, without limitation, the overall direct net economic result to the Trust (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, availability of the broker to stand ready to execute possibly difficult transactions in the future and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by the Adviser in determining the overall reasonableness of brokerage commissions paid by the Trust.

The Subadviser may cause the Trust to pay a broker an amount of commission for effecting a securities transaction in excess of the amount of commission which another broker or dealer would have charged for effecting that transaction if such Subadviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker. As provided in Section 28(e) of the Securities Exchange Act of 1934, “brokerage and research services” include advising as to the value of securities, the advisability of investing in, purchasing or selling securities, the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Brokerage and research services provided by brokers to the Trust are considered to be in addition to and not in lieu of services required to be performed by each Adviser under its contract with the Trust and may benefit both the Trust and other accounts of the Adviser. Conversely, brokerage and research services provided by brokers to other accounts of the Subadviser may benefit the Trust.

If the securities in which a particular Fund of the Trust invests are traded primarily in the over-the-counter market, where possible the Fund will deal directly with the dealers who make a market in the securities involved unless better prices and executions are available elsewhere. Such securities may be purchased directly from the issuer. Bonds and money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.

Some fund transactions are, subject to the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”) and subject to obtaining best prices and executions, effected through dealers (excluding VP Distributors) who sell shares of the Trust.

The Trust has implemented, and the Board of Trustees has approved, policies and procedures reasonably designed to prevent (i) the Adviser’s and/or Subadvisers’ personnel responsible for the selection of broker-dealers to effect fund portfolio securities transactions from taking into account, in making those decisions, a broker-dealer’s promotion or sales efforts, and (ii) the Trust, its Adviser, Subadvisers and Distributor from entering into any agreement or other understanding under which the Funds direct brokerage transactions or revenue generated by those transactions to a broker-dealer to pay for distribution of Fund shares. These policies and procedures are designed to prevent the Trust from entering into informal arrangements to direct portfolio securities transactions to a particular broker.

The Trust has adopted a policy and procedures governing the execution of aggregated advisory client orders (“bunching procedures”) in an attempt to lower commission costs on a per-share and per-dollar basis. According to the bunching procedures, a Subadviser shall aggregate transactions unless it believes in its sole discretion that such aggregation is inconsistent with its duty to seek best execution (which shall include the duty to seek best price) for the Trust. No advisory account of the Subadviser is to be favored over any other account and each account that participates in an aggregated order is expected to participate at the average share price for all transactions of the Subadviser in that security on a given business day, with all transaction costs share pro rata based on the Trust’s participation in the transaction. If the aggregated order is filled in its entirety, it shall be allocated among the Subadviser’s accounts in accordance with the allocation order, and if the order is partially filled, it shall be allocated pro rata based on the allocation order. Notwithstanding the foregoing, the order may be allocated on a basis different from that specified in the allocation order if all accounts of the Subadviser whose orders are allocated receive fair and equitable treatment and the reason for such different allocation is explained in writing and is approved in writing by the Subadviser’s compliance officer prior to the execution of the order. If an aggregated order is partially filled and allocated on a basis different from that specified in the allocation order, no account that is benefited by such different allocation may intentionally and knowingly effect any purchase or sale for a reasonable period following the execution of the aggregated order that would result in it receiving or selling more shares than the amount of shares it would have received or sold had the aggregated order been completely filled. The Trustees will annually review these procedures or as frequently as they deem appropriate.

For the Emerging Markets Opportunities Fund, Vontobel Asset Management, Inc. currently uses approximately 35 brokerage firms and independent consulting firms in addition to its internal professional staff, including Vontobel’s affiliates for brokerage and research services. Vontobel periodically evaluates the execution performance of the broker-dealers it selects for client transactions. Vontobel attempts to maintain a constant awareness of general street practices and policies with regard to commission levels and rates charged by most reputable brokerage firms, which allows the Subadviser to take full advantage of the competitive environment and obtain rates that are considered fair and reasonable for its clients.

The following table shows aggregate amount of brokerage commissions paid by each Fund. This information is for the past three fiscal years.

	Aggregate Amount of Brokerage Commissions ($)
	2007	2008	2009
Balanced Allocation Fund	81,359	49,922	53,729
Core Equity Fund	124,262	102,381	111,905
Disciplined Small-Cap Opportunity Fund	987,452	289,388	356,317
Disciplined Small-Cap Value Fund	830,714	254,929	444,606
Emerging Markets Opportunities Fund	933,088	603,068	523,956
Value Equity Fund	257,283	187,899	249,437

Investment decisions for the Trust are made independently from those of the other investment companies or accounts advised by the Adviser. It may frequently happen that the same security is held in the portfolio of more than one fund or account. Simultaneous transactions are inevitable when several funds or accounts are managed by the same investment adviser, particularly when the same security is suited for the investment objectives of more than one fund or account. When two or more funds or accounts advised by the Adviser are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated among the funds or accounts in a manner equitable to each fund or account. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Trust is concerned. In other cases, however, it is believed that the ability of the Trust to participate in volume transactions will produce better executions for the Trust. It is the opinion of the Board of Trustees of the Trust that the desirability of utilizing each Adviser or applicable Subadviser as an investment adviser to the Trust outweighs the disadvantages that may be said to exist from simultaneous transactions.

DISCLOSURE OF FUND HOLDINGS

The Trustees of the Trust have adopted policies with respect to the disclosure of the Funds’ portfolio holdings. These policies provide that the Funds’ portfolio holdings information generally may not be disclosed to any party prior to the information becoming public. Certain limited exceptions are described below. Additionally, the Funds’ policies prohibit Virtus and the Funds’ service providers from entering into any agreement to disclose Fund portfolio holdings in exchange for any form of compensation or consideration. These policies apply to disclosures to all categories of persons, including individual investors, institutional investors, intermediaries who sell shares of the Fund, third parties providing services to the Funds (accounting agent, print vendors, etc.), rating and ranking organizations (Lipper, Morningstar, etc.) and affiliated persons of the Funds.

The Board of Trustees has delegated to the Holdings Disclosure Committee (the “HDC”) the authority to make decisions regarding requests for information on portfolio holdings prior to public disclosure. The HDC will authorize the disclosure of portfolio holdings only if it determines such disclosure to be in the best interests of Fund shareholders. The HDC is composed of the Funds’ Compliance Officer, and officers of the Funds’ Adviser and principal underwriter representing the areas of portfolio management, fund control, institutional marketing, retail marketing, and distribution.

The Funds’ Compliance Officer is responsible for monitoring the use of portfolio holdings information, for the Funds’ compliance with these policies and for providing regular reports (at least quarterly) to the Board of Trustees regarding their compliance, including information with respect to any potential conflicts of interest between the interests of Fund shareholders and those of Virtus and its affiliates identified during the reporting period and how such conflicts were resolved.

Public Disclosures

In accordance with rules established by the SEC, each Fund sends semiannual and annual reports to shareholders that contain a full listing of portfolio holdings as of the second and fourth fiscal quarters, respectively, within 60 days of quarter end. The Funds also disclose complete portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q, which is filed with the SEC within 60 days of quarter end. The Funds’ shareholder reports are available on Virtus’ Web site at virtus.com. Certain of the Funds also make publicly available on Virtus’ Web site a full listing of portfolio holdings as of the end of each month with a 30-day delay, while other of the Funds make such full listings available as of the end of each quarter with a 60-day delay. Additionally, each Fund provides its top 10 holdings and summary composition data derived from portfolio holdings information on Virtus’ Web site. This information is posted to the Web site at the end of each month with respect to the top 10 holdings, and at the end of each quarter with respect to summary composition information, generally within 10 business days. This information will be available on the Web site until full portfolio holdings information becomes publicly available as described above. The Funds also provide publicly-available portfolio holdings information directly to ratings agencies, the frequency and timing of which is determined under the terms of the contractual arrangements with such agencies, and may provide to financial intermediaries, upon request, monthly portfolio holdings for periods included in publicly-available quarterly portfolio holdings disclosures.

Other Disclosures

The HDC may authorize the disclosure of non-public portfolio holdings information under certain limited circumstances. The Funds’ policies provide that non-public disclosures of a Fund’s portfolio holdings may only be made if (i) the Fund has a legitimate business purpose for making such disclosure and (ii) the party receiving the non-public information enters into a confidentiality agreement, which includes a duty not to trade on the non-public information. The HDC will consider any actual or potential conflicts of interest between Virtus and its mutual fund shareholders and will act in the best interest of the Funds’ shareholders with respect to any such disclosure of portfolio holdings information. If a potential conflict can be resolved in a manner that does not present detrimental effects to Fund shareholders, the HDC may authorize release of portfolio holdings information. Conversely, if the potential conflict cannot be resolved in a manner that does not present detrimental effects to Fund shareholders, the HDC will not authorize such release.

Ongoing Arrangements to Disclose Portfolio Holdings

As previously authorized by the Funds’ Board of Trustees and/or the Funds’ executive officers, the Funds periodically disclose non-public portfolio holdings on a confidential basis to various service providers that require such information in order to assist the Funds in their day-to-day operations, as well as public information to certain ratings organizations. In addition to Virtus and its affiliates, these entities are described in the following table. The table also includes information as to the timing of these entities receiving the portfolio holdings information from the Funds.

Non-Public Portfolio Holdings Information

Type of Service Provider	Name of Service Provider	Timing of Release of Portfolio Holdings Information
Adviser	Virtus Investment Advisers, Inc.	Daily, with no delay
Subadviser	Harris Investment Management, Inc.	Daily, with no delay
Subadviser	Vontobel Asset Management, Inc.	Daily, with no delay
Subadviser	SCM Advisors LLC	Daily, with no delay
Subadviser Back Office	Northern Trust Co.	Daily, with no delay
Distributor	VP Distributors, Inc.	Daily, with no delay
Custodian	PFPC Trust Company	Daily, with no delay
Custodian	BNY Mellon	Daily, with no delay

Type of Service Provider	Name of Service Provider	Timing of Release of Portfolio Holdings Information
Sub-Financial Agent	PNC Global Investment Servicing (U.S) Inc.	Daily, with no delay
Independent Registered Public Accounting Firm	PricewaterhouseCoopers, LLP	Annual Reporting Period: within 15 business days of end of reporting period Semiannual Reporting Period: within 31 business days of end of reporting period
Typesetting Firm for Financial Reports and Forms N-Q	Bowne/GCom Solutions	Monthly, on first business day following month end
Printer for Financial Reports	RR Donnelley & Sons Co.	Annual and Semiannual Reporting Period: within 45 days after end of reporting period
Proxy Voting Service	Risk Metrics Group	Twice weekly, with no delay
TV Financial Markets Talk Shows	CNBC	Monthly, with no delay, for holdings over 1% of issuer equity, in aggregate.*
Class Action Provider	Glass Lewis	Daily, with no delay
Financial Consulting Firm	Rogercasey	Monthly, with four day delay
Financial Consulting Firm	Vestek	Fiscal quarter, with 20 day delay

Public Portfolio Holdings Information
Portfolio Redistribution Firms	Bloomberg, Standard & Poor’s and Thomson Reuters	Quarterly, 60 days after fiscal quarter end
Rating Agencies	Lipper Inc. and Morningstar	Quarterly, 60 days after fiscal quarter end
Rating Agencies	Standard & Poor’s, Fitch, Mercer and Moody’s	Quarterly, 60 days after fiscal quarter end
Virtus Public Website	Virtus Investment Partners, Inc.	Monthly, with 30-day delay

*	A Virtus representative may, from time to time, appear as host or guest of various programming. CNBC requires certain holdings disclosure in order to monitor potential conflicts of interest.

These service providers are required to keep all non-public information confidential and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Fund.

There is no guarantee that the Fund’s policies on use and dissemination of holdings information will protect the Funds from the potential misuse of holdings by individuals or firms in possession of such information.

SERVICES OF THE ADVISER AND SUBADVISERS

The Adviser

The investment adviser to the each of the Funds is Virtus Investment Advisers, Inc., (formerly named Phoenix Investment Counsel, Inc.) (“VIA” or the “Adviser”), which is located at 100 Pearl Street, Hartford, Connecticut 06103. VIA acts as the investment adviser for over 40 mutual funds and as adviser to institutional clients. VIA has acted as an investment adviser for over 70 years. VIA was originally organized in 1932 as John P. Chase, Inc. As of December 31, 2009, VIA had approximately $13.2 billion in assets under management.

All of the outstanding stock of VIA is owned by VP Distributors (or “Distributor”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”). VP Distributors, a mutual fund distributor, acts as the national distributor of the Funds’ shares and as administrator and transfer agent of each Fund. The principal office of VP Distributors is located at 100 Pearl Street, Hartford, Connecticut 06103. Prior to May 18, 2006, Harris Investment Management, Inc. (“Harris”) was the investment adviser to the Funds.

The investment advisory agreement, approved by the Trustees, provides that the Trust will bear all costs and expenses (other than those specifically referred to as being borne by the Adviser) incurred in the operation of the Trust. Such expenses include, but shall not be limited to, all expenses incurred in the operation of the Trust and any public offering of its shares, including, among others, interest, taxes, brokerage fees and commissions, fees of Trustees who are not employees of VIA or any of its affiliates, expenses of Trustees, and shareholders’ meetings, expenses of printing and mailing proxy soliciting material, expenses of the insurance premiums for fidelity and other coverage, expenses of the repurchase and redemption of shares, expenses of the issue and sale of shares (to the extent not borne by VP Distributors under its agreement with the Trust), expenses of printing and mailing share certificates representing shares of the Trust, association membership dues, charges of custodians, transfer agents, dividend disbursing agents and financial agents, and bookkeeping, auditing and legal expenses. The Trust will also pay the fees and bear the expense of registering and maintaining the registration of the Trust and its shares with the SEC and registering or qualifying its shares under state or other securities laws and the expense of preparing and mailing prospectuses and reports to shareholders. If authorized by the Trustees, the Trust will also pay for extraordinary expenses and expenses of a non-recurring nature which may include, but shall not be limited to, the reasonable cost of any reorganization or acquisition of assets and the cost of legal proceedings to which the Trust is a party.

Each Fund will pay expenses incurred in its own operation and will also pay a portion of the Trust’s general administration expenses allocated on the basis of the asset values of the respective Funds.

For managing, or directing the management of, the investments of each fund, VIA is entitled to a fee, payable monthly, at the following annual rates:

Fund	Management Fee
Disciplined Small-Cap Opportunity Fund	0.75%
Disciplined Small-Cap Value Fund	0.70%
High Yield Income Fund	0.45%
Intermediate Government Bond Fund	0.45%
Intermediate Tax-Exempt Bond Fund	0.45%
Tax-Exempt Bond Fund	0.45%

Fund	First $1 billion	$1+ billion
Emerging Markets Opportunities Fund	1.00%	0.95%

Fund	First $1 billion	$1+ billion through $2 billion	$2+ billion
Short/Intermediate Bond Fund	0.55%	0.50%	0.45%

Fund	First $2 billion	$2+ billion
Balanced Allocation Fund	0.50%	0.45%
Core Equity Fund	0.70%	0.65%
Value Equity Fund	0.70%	0.65%

The Insight Government Money Market Fund, Insight Money Market Fund and Insight Tax-Exempt Money Market Fund each pay VIA 0.14% on the Fund’s first $100 million of net assets, plus 0.10% on the Fund’s remaining net assets.

VIA may waive any portion of its investment advisory fees or reimburse Fund expenses from time to time. VIA has voluntarily agreed to limit the annual operating expenses (excluding acquired fund fees and expenses (if any), interest, taxes and extraordinary expenses) of the following Funds (expressed as a percentage of daily net assets):

	Class I Shares	Class A Shares	Class C Shares
Intermediate Government Bond Fund	0.70%	0.90%	N/A
Intermediate Tax Exempt Bond Fund	0.65%	0.85%	1.60%
Short/Intermediate Bond Fund	0.75%	0.95%	1.70%
Tax Exempt Bond Fund	0.65%	0.85%	1.60%

The Adviser may discontinue these voluntary expense caps and/or fee waivers at any time. The Adviser may recapture operating expenses reimbursed under this arrangement subsequent to August 23, 2007, for a period of three years following the fiscal year in which such reimbursement occurred.

The Adviser also may, at its discretion, from time to time pay for other Fund expenses from its own assets, or reduce the management fee of a Fund in excess of that required. Any fee reimbursed and/or any Fund expense absorbed by the Adviser pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Adviser, if so requested by the Adviser, provided the aggregate amount of the Fund’s current operating expense for such fiscal year does not exceed the applicable limitation on Fund expenses.

The following table shows the dollar amount of fees payable to VIA for its services with respect to each Fund, the amount of expenses reimbursed by VIA, if any, and the actual fee received by VIA for the past three fiscal years.

	Gross Advisory Fee ($)			Advisory Fee Waived and/or Expenses Reimbursed* ($)			Net Advisory Fee ($)
	2007	2008	2009	2007	2008	2009	2007	2008	2009
Balanced Allocation Fund	437,265	344,941	274,753	—	—	—	437,265	344,941	274,753
Core Equity Fund	1,075,791	791,913	582,270	—	—	—	1,075,791	791,913	582,270
Disciplined Small-Cap Opportunity Fund	2,420,802	894,442	530,352	—	—	—	2,420,802	894,442	530,352
Disciplined Small-Cap Value Fund	1,878,689	645,051	757,984	—	—	—	1,878,689	645,051	757,984
Emerging Markets Opportunities Fund	2,248,791	1,354,723	1,651,656	—	—	—	2,248,791	1,354,723	1,651,656
High Yield Income Fund	282,556	217,157	182,494	—	—	—	282,556	217,157	182,494
Insight Government Money Market Fund	505,339	603,944	618,539	—	—	2,088	505,339	603,944	616,451
Insight Money Market Fund	4,555,911	3,655,319	2,519,405	166,557	114,930	—	4,389,344	3,540,390	2,519,405
Insight Tax-Exempt Money Market Fund	1,186,899	1,340,745	1,188,268	—	—	—	1,186,899	1,340,745	1,188,268
Intermediate Government Bond Fund	101,194	132,258	200,932	44,229	53,245	33,157	56,965	78,163	167,776
Intermediate Tax-Exempt Bond Fund	870,055	684,248	381,271	34,201	50,584	47,053	835,804	633,664	334,218
Short/Intermediate Bond Fund	1,279,276	961,458	566,571	23,310	45,370	41,395	1,255,966	916,088	525,176
Tax-Exempt Bond Fund	653,187	546,865	384,869	54,321	58,339	54,151	598,866	488,526	330,718
Value Equity Fund	2,168,338	1,661,630	1,127,462	—	—	—	2,168,338	1,661,630	1,127,462

*	Under the terms of the Transaction Agreement with Harris, VIA is responsible for 50% of the amounts paid for reimbursement of Fund operating expenses for funds subadvised by Harris, with Harris being responsible for the remaining 50%. The amount shown reflects VIA’s portion only. VIA will pay to Harris 50% of any such reimbursements that are subsequently recaptured.

The investment advisory agreement also provides that the Adviser shall not be liable to the Trust or to any shareholder of the Trust for any error of judgment or mistake of law or for any loss suffered by the Trust or by any shareholder of the Trust in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard on the part of such Adviser in the performance of its duties thereunder.

Provided it has been approved by a vote of the majority of the outstanding shares of a Fund of the Trust which is subject to its terms and conditions, the investment advisory agreement continues from year to year with respect to such Fund so long as (1) such continuance is approved at least annually by the Trustees or by a vote of the majority of the outstanding shares of such Fund and (2) the terms and any renewal of the agreement with respect to such Fund have been approved by the vote of a majority of the Trustees who are not parties to the agreement or interested persons, as that term is defined in the 1940 Act, of the Trust or the relevant Adviser, cast in person at a meeting called for the purpose of voting on such approval. On sixty days’ written notice and without penalty the agreement may be terminated as to the Trust or as to a Fund by the Trustees or by the relevant Adviser and may be terminated as to a Fund by a vote of the majority of the outstanding shares of such Fund. The Agreement automatically terminates upon its assignment (within the meaning of the 1940 Act). The agreement provides that upon its termination, or at the request of the relevant Adviser, the Trust will eliminate all reference to Virtus from its name, and will not thereafter transact business in a name using the word Virtus.

The Subadvisers

Harris Investment Management, Inc.

Harris is Subadviser to all of the Funds except for Virtus High Yield Income Fund and Virtus Emerging Markets Opportunities Fund. The Subadvisory Agreement provides that VIA will delegate to Harris the performance of certain of its investment management services under the Investment Advisory Agreement. Harris will furnish at its own expense the office facilities and personnel necessary to perform such services. VIA remains responsible for the supervision and oversight of Harris’ performance.

Harris, an investment adviser registered under the Investment Advisers Act of 1940, as amended, is located at 190 South LaSalle Street, 4th Floor, P.O. Box 755, Chicago, IL 60603. Harris has been an investment adviser since 1989. Harris is a wholly-owned subsidiary of Harris Bankcorp, Inc., which is wholly-owned by Harris Financial Corp. Harris Financial Corp., is wholly-owned by Bank of Montreal, a publicly-traded Canadian banking institution. As of December 31, 2009 Harris had approximately $14.4 billion in assets under management.

For its services as Subadviser, VIA will pay the following annual subadvisory fee rate (expressed as a percentage of average daily net assets):

Subadvisory Fee (%)*
Balanced Allocation Fund	0.28
Core Equity Fund	0.38
Disciplined Small-Cap Opportunity Fund	0.405
Disciplined Small-Cap Value Fund	0.38
Value Equity Fund	0.38
Intermediate Government Bond Fund	0.255
Intermediate Tax-Exempt Bond Fund	0.255
Short/Intermediate Bond Fund	0.305
Tax-Exempt Bond Fund	0.255
Insight Government Money Market Fund, Insight Money Market Fund and Insight Tax-Exempt Money Market Fund	0.07% on each Fund’s first $100 million of net assets, plus 0.05% on the Fund’s remaining net assets.

*	For each Fund, the subadvisory fee paid to Harris will be reduced by 50% of any reimbursements or waivers by VIA and increased by 50% any such reimbursements of waivers subsequently recaptured.

Harris and VIA have entered into a Transaction Agreement (the “Transaction Agreement”) and a Strategic Partnership Agreement (the “Strategic Partnership Agreement”), each dated as of March 28, 2006, pursuant to which, following each of the first four anniversaries of the closing of the Transaction Agreement (the “Closing”), VIA will pay Harris a specified percentage of any net profits earned by VIA with respect to the Insight Government Money Market Fund, Insight Money Market Fund, and Insight Tax-Exempt Money Market Fund for those annual periods. Those payments will not be made from the assets of the Trust or any Money Market Fund and will be payable solely by VIA from its own resources.

Under the terms of the Transaction Agreement, VIA has agreed with Harris not to initiate, or recommend to the Board, the termination of the subadvisory contract between VIA and Harris for the five years following the Closing, other than for “cause” (which is defined to include such things as significant changes in portfolio management personnel, material failures of compliance with applicable laws or regulations, or any other event, circumstance or condition that makes it necessary for VIA to initiate or recommend such a termination in the good faith exercise of VIA’s fiduciary duties). In the event that VIA initiates or recommends a termination of Harris’ subadvisory contract with respect to a Fund without “cause” during the five years following the Closing, VIA could become subject to a potentially significant monetary penalty (but any such amount would not be payable by the Trust or any of the Funds, and would be borne solely by VIA). In any event, these termination provisions are in no way binding upon the Board of the Trust, and any termination of Harris’ subadvisory contract by the Board that is not based on the recommendation of VIA would not result in VIA becoming subject to the potential monetary penalty described above. In the event it became necessary for VIA, in the good faith exercise of its fiduciary duty, to terminate Harris as a Subadviser with respect to a Fund, VIA would not be subject to the monetary penalty.

Pursuant to the Strategic Partnership Agreement, Harris has made certain commitments to VIA to facilitate the provision of its subadvisory services to VIA and has agreed that Harris and its affiliates doing business under the “Harris” name will not engage in certain defined competitive activities for the five years following Closing. In exchange, VIA has agreed to make a payment to Harris five years after Closing in the event that the revenues Harris has received from its overall relationship with VIA have not reached specified levels. Those revenues would include subadvisory fees earned in respect of the Funds, as well as any subadvisory or advisory, management, administration, or other similar fees, but not 12b-1 fees, that Harris and its affiliates may earn from other funds or investment products sponsored or managed by VIA or its affiliates during such five-year period.

Vontobel Asset Management, Inc. (“Vontobel”)

Vontobel Asset Management, Inc., formerly named Vontobel USA Inc., is the subadviser for the Emerging Markets Opportunities Fund. Vontobel is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the subadvisory agreement, Vontobel manages the investment of assets of Virtus Emerging Markets Opportunities Fund. The subadvisory agreement provides that the Adviser will delegate to Vontobel the performance of certain of its investment management services under the Investment Advisory Agreement. Vontobel will furnish at its own expense the office facilities and personnel necessary to perform such services. VIA remains responsible for the supervision and oversight of Vontobel’s performance.

Vontobel is registered as an investment adviser under the Investment Advisers Act of 1940, as amended and is located 1540 Broadway, 38th Floor, New York, New York 10036. Vontobel is a wholly-owned subsidiary of Vontobel Holding AG, a Swiss bank holding company which is traded on the Swiss Stock Exchange. As of December 31, 2009, Vontobel had in excess of $7.8 billion in assets under management.

For its services as Subadviser, VIA will pay Vontobel a fee at the rate of 50% of the net advisory fee.

SCM Advisors LLC (“SCM Advisors”)

SCM Advisors, an affiliate of VIA, manages the investment of assets of Virtus High Yield Income Fund. The subadvisory agreement provides that the Adviser will delegate to SCM Advisors the performance of certain of its investment management services under the Investment Advisory Agreement. SCM Advisors will furnish at its own expense the office facilities and personnel necessary to perform such services. VIA remains responsible for the supervision and oversight of SCM Advisor’s performance.

SCM Advisors has been an investment adviser since 1989 and is located at 909 Montgomery Street, San Francisco, CA 94133. As of December 31, 2009, SCM Advisors had approximately $3.1 billion in assets under management.

For its services as Subadviser, VIA will pay SCM Advisors a fee at the rate of 50% of the net advisory fee.

The following table shows the dollar amount of fees payable to each Subadviser for managing the applicable Fund(s), the amount of expenses reimbursed by the Subadviser, and the actual fee received by the Subadviser for the fiscal years ended December 31, 2007, 2008 and 2009.

	Gross Subadvisory Fee ($)			Expenses Reimbursed by Subadviser* ($)			Net Subadvisory Fee ($)
	2007	2008	2009	2007	2008	2009	2007	2008	2009
Balanced Allocation Fund	244,868	192,856	153,862	—	—	—	244,868	192,856	153,862
Core Equity Fund	584,001	429,896	316,089	—	—	—	584,001	429,896	316,089
Disciplined Small-Cap Opportunities Fund	1,307,233	482,998	286,390	—	—	—	1,307,233	482,998	286,390
Disciplined Small-Cap Value Fund	1,019,860	350,171	411,477	—	—	—	1,019,860	350,171	411,477
Emerging Market Opportunities Fund	1,124,395	677,361	896,435	—	—	—	1,124,395	677,361	896,435
High Yield Income Fund	141,278	108,578	91,247	—	—	—	141,278	108,578	91,247
Insight Government Money Market Fund	249,975	299,097	306,946	—	—	1,681	249,975	299,097	305,266
Insight Money Market Fund	1,999,946	1,553,877	1,227,750	166,567	114,930	—	1,833,380	1,438,948	1,227,750
Insight Tax-Exempt Money Market Fund	593,450	670,372	594,136	—	—	—	593,450	670,372	594,136
Intermediate Government Bond Fund	57,343	74,947	113,379	44,229	53,245	33,157	13,115	21,703	80,223
Intermediate Tax-Exempt Bond Fund	493,413	387,741	216,054	34,201	50,584	47,053	459,213	337,157	169,001
Short/Intermediate Bond Fund	710,416	533,173	314,190	22,310	45,370	41,395	687,106	487,804	272,795
Tax-Exempt Bond Fund	370,140	309,890	218,092	54,321	58,339	54,151	315,819	251,551	163,941
Value Equity Fund	1,177,098	902,028	612,051	—	—	—	1,177,098	902,028	612,051

*	Under the terms of the Transaction Agreement, Harris is responsible for 50% of the amounts paid by VIA for reimbursement of Fund operating expenses for those funds subadvised by Harris. The amounts shown reflect Harris’ portion only. VIA will pay to Harris 50% of any such reimbursements that are subsequently recaptured.

The Trust, its Adviser, Subadvisers and Distributor have each adopted a Code of Ethics pursuant to Rule 17-j1 under the 1940 Act. Personnel subject to the Codes of Ethics may purchase and sell securities for their personal accounts, including securities that may be purchased, sold or held by the Funds, subject to certain restrictions and conditions. Generally, personal securities transactions are subject to preclearance procedures, reporting requirements and holding period rules. The Codes also restrict personal securities transactions in private placements, initial public offerings and securities in which a Fund has a pending order. The Trust has also adopted a Senior Management Code of Ethics as required by Section 406 of the Sarbanes-Oxley Act of 2002.

Board of Trustees’ Consideration of Advisory and Subadvisory Agreements

A discussion regarding the basis for the Board of Trustees approving the investment advisory and subadvisory agreements is available in the Funds’ annual report covering the period January 1, 2009 through December 31, 2009.

Description of Proxy Voting Policy

The Trust has adopted on behalf of the Funds a Statement of Policy with Respect to Proxy Voting (the “Policy”) stating the Trust’s intention to exercise stock ownership rights with respect to portfolio securities in a manner that is reasonably anticipated to further the best economic interests of shareholders of the Funds. The Funds have committed to analyze and vote all proxies that are likely to have financial implications, and where appropriate, to participate in corporate governance, shareholder proposals, management communications and legal proceedings. The Funds must also identify potential or actual conflicts of interest in voting proxies and must address any such conflict of interest in accordance with the Policy.

The Policy stipulates that the Funds’ Adviser will vote proxies, or delegate such responsibility to a Subadviser. The Adviser will vote proxies in accordance with this Policy, or its own policies and procedures, which in no event will conflict with the Trust’s Policy. Any Adviser may engage a qualified, independent organization to vote proxies on its behalf (a “delegate”).

Matters that may affect substantially the rights and privileges of the holders of securities to be voted will be analyzed and voted on a case-by-case basis taking into consideration such relevant factors as enumerated in the Policy. The views of management of a portfolio company will be considered.

The Policy specifies certain factors that will be considered when analyzing and voting proxies on certain issues, including, but not limited to:

•

Corporate Governance Matters—tax and economic benefits of changes in the state of incorporation; dilution or improved accountability associated with anti-takeover provisions such as staggered boards, poison pills and supermajority provisions.

•	Changes to Capital Structure—dilution or improved accountability associated with such changes.

•	Stock Option and Other Management Compensation Issues—executive pay and spending on perquisites, particularly in conjunction with sub-par performance and employee layoffs.

•	Social and Corporate Responsibility Issues—the Adviser or Subadvisers will generally vote against shareholder social and environmental issue proposals.

The Funds and their delegates seek to avoid actual or perceived conflicts of interest of Fund shareholders, on the one hand, and those of the Adviser, Subadviser, delegate, principal underwriter, or any affiliated person of the Funds, on the other hand. Depending on the type and materiality, any conflicts of interest will be handled by (i) relying on the recommendations of an established, independent third party proxy voting vendor; (ii) voting pursuant to the recommendation of the delegate; (iii) abstaining; or (iv) where two or more delegates provide conflicting requests, voting shares in proportion to the assets under management of each delegate. The Policy requires each Adviser/Subadviser or delegate to notify the President of the Trust of any actual or potential conflict of interest. No Adviser/Subadviser or delegate may waive any conflict of interest or vote any conflicted proxies without the prior written approval of the Board of Trustees or the President of the Trust.

The Policy further imposes certain record keeping and reporting requirements on each Adviser/Subadviser or delegate. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 will be available free of charge by calling, toll-free, (800) 243-1574, or on the SEC’s Web site at http://www.sec.gov.

PORTFOLIO MANAGERS

Compensation of Portfolio Managers

Harris. The compensation program for investment professionals of Harris, including the portfolio managers of the Virtus Insight Funds, is designed to provide a total compensation package that (a) serves to align employees’ interests with those of their clients, and (b) helps management to attract and retain high quality investment professionals.

All investment professionals are compensated through a combination of a fixed base salary and bonus. Senior management retains a national compensation consultant to undertake a study, at least annually, to determine appropriate levels of base compensation for the firm’s investment professionals. Bonus amounts are determined by many factors including: the pre-tax investment performance of the portfolio manager compared to the performance of benchmarks relevant to their managed investment strategies and performance of a peer group of funds and investment managers over a rolling one- and three-year performance period. The relevant benchmarks and peer groups for the Funds are set forth below:

Fund	Performance Benchmark	Peer Group (Lipper Universe Averages)
Balanced Allocation	Peer Group	Lipper Mixed-Asset Target Allocation Growth Funds
Core Equity	S&P 500 Index	Lipper Large-Cap Core Funds
Disciplined Small-Cap Opportunity	Russell 2000 Index	Lipper Small-Cap Core Funds
Disciplined Small-Cap Value	Russell 2000 Value Index	Lipper Small-Cap Value Funds
Insight Government Money Market	Peer Group	Lipper Institutional US Government Money Market Funds
Insight Money Market	Peer Group	Lipper Institutional Money Market Funds
Insight Tax-Exempt Money Market	Peer Group	Lipper Institutional Tax-Exempt Money Market Funds
Intermediate Government Bond	Barclay’s Capital Intermediate U.S. Government/Credit Index	Lipper Intermediate U.S. Government Funds
Intermediate Tax-Exempt Bond	Peer Group	Lipper Intermediate Municipal Debt Funds
Short/Intermediate Bond	Peer Group	Lipper Short-Intermediate Investment Grade Funds
Tax-Exempt Bond	Peer Group	Lipper General Municipal Debt Funds
Value Equity	Russell 1000 Value Index	Lipper Multi-Cap Value Funds

Additional factors include each individual’s contributions to the success of the firm, and certain other factors at the discretion of senior management. The objective with regard to each component of compensation is to provide competitive compensation to investment professionals.

Harris also has a deferred incentive compensation program (nonqualified plan) which provides that certain key employees (currently, those who have been designated a Partner or Senior Partner of Harris, and including portfolio managers, analysts, and certain non-investment personnel) are granted incentive awards annually and elect to defer receipt of the award and earnings thereon until a future date. The award for each participant, expressed as a percentage of the pre-tax, pre-long-term incentive profits of Harris or an amount otherwise determined by senior management, is communicated to participants early in each award year. The awards vest after a period of three years from the end of the specific year for which the awards are granted, and are payable to participants based on the provisions of the program and the elections of the participants.

Vontobel. The portfolio manager for the Emerging Markets Opportunities Fund (“Fund”) is compensated by the Fund’s Subadviser, Vontobel. The portfolio manager’s compensation consists of two components. The first component is base salary, which is fixed. The second component of compensation is a small percentage of the gross revenues received by Vontobel which are generated by the products that the portfolio manager manages. Payment of a portion of the revenue share is deferred for a three-year period. The portfolio manager does not receive any compensation directly from the Fund or the Adviser.

SCM Advisors. Virtus and certain of its affiliated investment management firms, including VIA and SCM Advisors (collectively, “Virtus”), believe that the firm’s compensation program is adequate and competitive to attract and retain high-caliber investment professionals. Investment professionals at Virtus receive a competitive base salary, an incentive bonus opportunity and a benefits package. Certain professionals who supervise and manage others also participate in a management incentive program reflecting their personal contribution and team performance. Certain key individuals also have the opportunity to take advantage of a long-term incentive compensation program, including potential awards of Virtus restricted stock units (“RSUs”) with multi-year vesting, subject to Virtus board approval.

Following is a more detailed description of Virtus’ compensation structure.

Base Salary. Each portfolio manager is paid a fixed base salary, which is designed to be competitive in light of the individual’s experience and responsibilities. Base salary is determined using compensation survey results of investment industry compensation conducted by an independent third party in evaluating competitive market compensation for its investment management professionals.

Incentive Bonus. Annual incentive payments are based on targeted compensation levels, adjusted based on profitability, investment performance factors and a subjective assessment of contribution to the team effort. The short-term incentive payment is generally paid in cash, but a portion may be made in Virtus RSUs. Individual payments are assessed using comparisons of actual investment performance with specific peer group or index measures. (Current benchmarks and/or peer groups are indicated in the table below.) Performance of the funds managed is generally measured over one-, three- and five year periods and an individual manager’s participation is based on the performance of each fund/account managed.

Fund	Performance Benchmark
High Yield Income Fund	Barclay’s Capital U.S. Aggregate Bond Index

While portfolio manager compensation contains a performance component, this component is adjusted to reward investment personnel for managing within the stated framework and for not taking unnecessary risk. This approach ensures that investment management personnel remain focused on managing and acquiring securities that correspond to a fund’s mandate and risk profile and are discouraged from taking on more risk and unnecessary exposure to chase performance for personal gain. We believe we have appropriate controls in place to handle any potential conflicts that may result from a substantial portion of portfolio manager compensation being tied to performance.

Other benefits. Portfolio managers are also eligible to participate in broad-based plans offered generally to employees of Virtus and its affiliates, including 401(k), health and other employee benefit plans.

Other Accounts Managed by Portfolio Managers and Potential Conflicts of Interest

There may be certain inherent conflicts of interest that arise in connection with the portfolio managers’ management of each fund’s investments and the investments of any other accounts they manage. Such conflicts could arise from the aggregation of orders for all accounts managed by a particular portfolio manager, the allocation of purchases across all such accounts, and any soft dollar arrangements that the Adviser may have in place that could benefit the funds or such other accounts. The Board of Trustees has adopted on behalf of the funds policies and procedures designed to address any such conflicts of interest to ensure that all transactions are executed in the best interest of the funds’ shareholders. Each Subadviser is required to certify its compliance with these procedures to the Board of Trustees on a quarterly basis. There have been no material compliance issues with respect to any of these policies and procedures during the funds’ most recent fiscal year. Additionally, there are no material conflicts of interest between the investment strategies of a fund and the investment strategies of other accounts managed by portfolio managers since portfolio managers generally manage funds and other accounts having similar investment strategies.

The following table provides information as of December 31, 2009 regarding all accounts managed by the portfolio managers and portfolio management team members for each of the funds as named in the prospectus. As noted in the table, the portfolio managers managing the funds may also manage or be members of management teams for other mutual funds within the Virtus Mutual Fund complex or other similar accounts.

Portfolio Manager (Fund)		Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Laura Alter	Number of Accounts Managed: Assets in Accounts Managed:	5 $364 million	0 0	38 $1.45 billion
Peter J. Arts	Number of Accounts Managed: Assets in Accounts Managed:	3 $3.93 billion	1 $62 million	42 $1.54 billion
Robert L. Bishop	Number of Accounts Managed: Assets in Accounts Managed:	6 $797 million	0 0	33 $353 million
Maxwell E. Bublitz	Number of Accounts Managed: Assets in Accounts Managed:	6 $797 million	0 0	1 $ 13 million
Boyd R. Eager	Number of Accounts Managed: Assets in Accounts Managed:	3 $3.93 billion	1 $ 62 million	42 $1.54 billion
Rajiv Jain	Number of Accounts Managed: Assets in Accounts Managed (rounded):	7 $2.04 billion	14 $2.75 billion	11 $2.18 billion
T. Andrew Janes	Number of Accounts Managed: Assets in Accounts Managed:	4 $622 million	7 $1.41 billion	24 $358 million
Bradley Kane	Number of Accounts Managed: Assets in Accounts Managed:	6 $797 million	0 0	42 $950 million
Thomas P. Lettenberger	Number of Accounts Managed: Assets in Accounts Managed:	4 $348 million	0 0	226 $ 61 million
Carol H. Lyons	Number of Accounts Managed: Assets in Accounts Managed:	2 $131 million	0 0	38 $1.45 billion
Todd Sanders	Number of Accounts Managed: Assets in Accounts Managed:	2 $209 million	1 $ 13 million	96 $106 million
George W. Selby	Number of Accounts Managed: Assets in Accounts Managed:	2 $172 million	0 0	10 $377 million
Daniel L. Sido	Number of Accounts Managed: Assets in Accounts Managed:	6 $598 million	8 $1.24 billion	106 $2.22 billion
Maureen Svagera	Number of Accounts Managed: Assets in Accounts Managed:	3 $192 million	0 0	38 $1.45 billion

As of December 31, 2009, the portfolio managers, except for Mr. Jain who manages two separate accounts totaling $292 million in assets and Messrs. Bishop, Bublitz and Kane who manage one account totaling $78 million in assets that pay the subadviser performance fees, did not manage any accounts with respect to which the advisory fee is based on the performance of the account, nor do they manage any hedge funds.

Note:	Registered Investment Companies include all open and closed-end mutual funds. Pooled Investment Vehicles (PIVs) include, but are not limited to, securities of issuers exempt from registration under Section 3(c) of the Investment Company Act, such as private placements and hedge funds. Other accounts would include, but are not limited to, individual managed accounts, separate accounts, institutional accounts, pension funds, collateralized bond obligations and collateralized debt obligations.

Ownership of Fund Securities by Portfolio Managers

The following chart sets forth the dollar range of equity securities owned by each portfolio manager for the Advisers in each fund described in the funds’ prospectus that he/she manages as of December 31, 2009:

Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in Each Fund Managed
Laura Alter	Balanced Allocation Fund – $50,001-$100,000 Intermediate Government Bond Fund – None Intermediate Tax-Exempt Bond Fund – None Short/Intermediate Bond Fund – None Tax-Exempt Bond Fund – None
Peter J. Arts	Insight Government Money Market Fund – None Insight Money Market Fund – None Insight Tax-Exempt Money Market Fund – None
Robert L. Bishop	High Yield Income Fund – None
Maxwell E. Bublitz	High Yield Income Fund – None
Boyd R. Eager	Insight Government Money Market Fund – None Insight Money Market Fund – $10,001-$50,000 Insight Tax-Exempt Money Market Fund – None
Rajiv Jain	Emerging Markets Opportunities Fund – $500,001-$1,000,000
T. Andrew Janes	Core Equity Fund – $100,001-$500,000 Value Equity Fund – None
Michael Janik	Intermediate Tax-Exempt Bond Fund – None Tax-Exempt Bond Fund – None
Bradley Kane	High Yield Income Fund – None
Thomas P. Lettenberger	Balanced Allocation Fund – None Disciplined Small-Cap Opportunity Fund – $10,001-$50,000 Disciplined Small-Cap Value Fund – $50,001-$100,000
Carol H. Lyons	Intermediate Government Bond Fund – None Short/Intermediate Bond Fund – $100,001-$500,000
Todd Sanders	Disciplined Small-Cap Opportunity Fund – None Disciplined Small-Cap Value Fund – None
George W. Selby	Intermediate Tax-Exempt Bond Fund – None Tax-Exempt Bond Fund – None
Daniel L. Sido	Balanced Allocation Fund – None Core Equity Fund – $100,001-$500,000 Value Equity Fund – $100,001-$500,000
Maureen Svagera	Balanced Allocation Fund – $50,001-$100,000 Intermediate Government Bond Fund – $1-$10,000 Short/Intermediate Bond Fund – $100,001-$500,000

NET ASSET VALUE

For non-money market funds, the net asset value per share of each class of each fund generally is determined as of the close of trading (normally 4:00 PM eastern time) on days when the New York Stock Exchange (the “NYSE”) is open for trading. A non-money market fund will not calculate its net asset value per share class on days when the NYSE is closed for trading. For money market funds, the net asset value of each class of each fund generally is determined as of the times indicated in the table below on each business day, except on those days the Securities Industry and Financial Markets Association (formerly, the Bond Market Association) (“SIFMA”) recommends that the U.S bond market remains closed.

The Money Market Funds may price their shares at an earlier time if an early close is recommended by SIFMA. Information regarding whether they are expected to do so on any such day will be available to investors who call Mutual Fund Services toll free at (800) 243-1574. A Money Market Fund generally will not calculate its net asset value per share class on days SIFMA has recommended that the U.S. bond market remains closed.

Normal Pricing Times for Money Market Funds

Insight Government Money Market Fund	4:30 PM eastern time
Insight Money Market Fund	4:30 PM eastern time
Insight Tax-Exempt Money Market Fund	12:00 Noon eastern time

The NYSE will be closed on the following observed national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Since the Trust does not price securities on weekends or United States national holidays, the net asset value of a Fund’s foreign assets may be significantly affected on days when the investor may not be able to purchase or sell shares of the Funds. The net asset value per share of a Fund is determined by adding the values of all securities and other assets of the Fund, subtracting liabilities, and dividing by the total number of outstanding shares of the Fund. Assets and liabilities are determined in accordance with generally accepted accounting principles and applicable rules and regulations of the SEC. The total liability allocated to a class, plus that class’s distribution fee and any other expenses allocated solely to that class, are deducted from the proportionate interest of such class in the assets of the Fund, and the resulting amount of each is divided by the number of shares of that class outstanding to produce the net asset value per share.

A security that is listed or traded on more than one exchange is valued at the official closing price on the exchange determined to be the primary exchange for such security by the Trustees or their delegates. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of net asset value may not take place for any Fund which invests in foreign securities contemporaneously with the determination of the prices of the majority of the portfolio securities of such Fund. All assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values at the mean between the bid and ask quotations of such currencies against United States dollars as last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the net asset value per share was determined, which was likely to materially change the net asset value, then the instrument would be valued using fair value considerations by the Trustees or their delegates. If at any time a Fund has investments where market quotations are not readily available, such investments are valued at the fair value thereof as determined in good faith by the Trustees although the actual calculations may be made by persons acting according to policies and procedures approved by the Trustees.

Each of the Money Market Funds uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that a Fund would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of a Fund’s portfolio on a particular day, a prospective investor in that Fund would be able to obtain a somewhat higher yield than would result from investments in a fund using solely market values, and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, each of the Money Market Funds must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of 397 days or less and invest only in securities determined by the Trust’s Board of Trustees to meet the quality and minimal credit risk requirements of Rule 2a-7. The maturity of an instrument is generally deemed to be the period remaining until the date when the principal amount thereof is due or the date on which the instrument is to be redeemed. Rule 2a-7 provides, however, that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable and floating rate instruments subject to demand features. Pursuant to Rule 2a-7, the Board is required to establish procedures designed to stabilize at $1.00, to the extent reasonably possible, the price per share of each of the Money Market Funds as computed for the purpose of sales and redemptions. Such procedures include review of the portfolio holdings of each of the Money Market Funds by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether a Fund’s net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board of Trustees. If such deviation exceeds 1 /2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations.

HOW TO BUY SHARES

For Class A Shares and Class C Shares, the minimum initial investment is $500 and the minimum subsequent investment is $25. For Class I Shares, the minimum investment is $100,000 and there is no subsequent minimum investment. However, both the minimum initial and subsequent investment amounts are $25 for investments pursuant to the “Systematic Purchase” plan, a bank draft investing program administered by Distributor, or pursuant to the Systematic Exchange privilege or for an individual retirement account (IRA). In addition, there are no subsequent investment minimum investment amounts in connection with the reinvestment of dividend or capital gain distributions. For purchases of Class I Shares by private clients of, or referred by, the Adviser, Subadvisers and their affiliates, or through certain wrap programs with which the Distributor has an arrangement, the minimum initial investment is waived. Completed applications for the purchase of shares should be mailed to: Virtus Mutual Funds, c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301.

The Trust has authorized one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Trust’s behalf. The Trust will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, accepts the order. Customer orders will be priced at the Funds’ net asset values next computed after they are received in good order by an authorized broker or the broker’s authorized designee.

ALTERNATIVE PURCHASE ARRANGEMENTS

Shares may be purchased from investment dealers at a price equal to their net asset value per share, plus a sales charge which, at the election of the purchaser, may be imposed either (i) at the time of the purchase (the “initial sales charge alternative”) or (ii) on a contingent deferred basis (the “deferred sales charge alternative”). For non-money market Funds, orders received by dealers prior to the close of trading on the NYSE are confirmed at the offering price effective at that time, provided the order is received by the authorized agent prior to its close of business. For money market funds, orders received by dealers are confirmed at the next-determined offering price following receipt by the authorized agent, provided the order is received by the authorized agent prior to its close of business.

The alternative purchase arrangements permit an investor to choose the method of purchasing shares that is more beneficial given the amount of the purchase, the length of time the investor expects to hold the shares, whether the investor wishes to receive distributions in cash or to reinvest them in additional shares of the Funds, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Fund, the accumulated continuing distribution and services fees and contingent deferred sales charges (“CDSC”) on Class C Shares would be less than the initial sales charge and accumulated distribution services fee on Class A Shares purchased at the same time.

Dividends paid by the Fund, if any, with respect to each class of shares will be calculated in the same manner at the same time on the same day, except that fees such as higher distribution and services fees and any incremental transfer agency costs relating to each class of shares will be borne exclusively by that class. (See “Dividends, Distributions and Taxes” in this SAI.)

Class A Shares—Non-Money Market Funds

Class A Shares incur a sales charge when they are purchased and enjoy the benefit of not being subject to any sales charge when they are redeemed, except that a CDSC may apply on certain redemptions made within 18 months following purchases on which a finder’s fee has been paid. For all Virtus fixed income funds, the CDSC is 0.50%, for all other Virtus Mutual Funds, the CDSC is 1.00%. The CDSC period begins on the last day of the month preceding the month in which the purchase was made. Such deferred sales charges may be waived under certain conditions as determined by the Distributor. Class A Shares are subject to ongoing distribution and services fees at an annual rate of 0.25% of the Fund’s aggregate average daily net assets attributable to the Class A Shares. In addition, certain purchases of Class A Shares qualify for reduced initial sales charges.

Class A Shares—Money Market Funds

Class A Shares of the Money Market Funds are purchased without any sales charges. Class A Shares are subject to ongoing shareholder servicing (12b-1) fees at an annual rate of 0.10%. In addition, the Money Market Funds have adopted Shareholder Servicing Plans with an annual fee rate of 0.25%. The Funds’ distributor, may from time to time temporarily waive the Distribution (12b-1) Fees and/or shareholder servicing fees on Class A Shares of the Money Market Funds. If waived, the Distribution Fees and/or Shareholder Servicing Fees may be reinstated at any time.

Class C Shares—All Funds except the Money Market Funds and Intermediate Government Bond Fund

Class C Shares are purchased without an initial sales charge but are subject to a deferred sales charge if redeemed within one year of purchase. The deferred sales charge may be waived in connection with certain qualifying redemptions. Shares issued in conjunction with the automatic reinvestment of income distributions and capital gain distributions are not subject to any sales charges. Class C Shares are subject to ongoing distribution and services fees at an aggregate annual rate of up to 1.00% of the Fund’s aggregate average daily net assets attributable to Class C Shares.

Class I Shares—All Funds

Class I Shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services, or (ii) have entered into an agreement with the distributor to offer Class I Shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I Shares are also offered to private and institutional clients of, or referred by, the adviser, subadvisers and their affiliates.

Class A Shares—Reduced Initial Sales Charges

Investors choosing Class A Shares may be entitled to reduced sales charges. The ways in which sales charges may be avoided or reduced are described below. Investors buying Class A Shares on which a finder’s fee has been paid may incur a CDSC if they redeem their shares within 18 months of purchase. For all Virtus fixed income funds, the CDSC is 0.50%; for all other Virtus Mutual Funds, the CDSC is 1.00%. The CDSC period begins on the last day of the month preceding the month in which the purchase was made. Such deferred sales charge may be waived under certain conditions as determined by the Distributor.

Qualified Purchasers. If you fall within any one of the following categories, you will not have to pay a sales charge on your purchase of Class A Shares: (1) trustee, director or officer of the Virtus Mutual Funds, or any other mutual fund advised, subadvised or distributed by the Adviser, Distributor or any of their corporate affiliates; (2) any director or officer, or any full-time employee or sales representative (for at least 90 days), of the Adviser, Subadviser (if any) or Distributor; (3) any private client of an Adviser or Subadviser to any Virtus Mutual Fund; (4) registered representatives and employees of securities dealers with whom the Distributor has sales agreements; (5) any qualified retirement plan exclusively for persons described above; (6) any officer, director or employee of a corporate affiliate of the Adviser, Subadviser or Distributor; (7) any spouse, child, parent, grandparent, brother or sister of any person named in (1), (2), (4) or (6) above; (8) employee benefit plans for employees of the Adviser, Distributor and/or their corporate affiliates; (9) any employee or agent who retires from the Distributor and/or their corporate affiliates or from Phoenix Life Insurance Company and its corporate affiliates (“PNX”), as long as, with respect to PNX employees or agents, such individual was employed by PNX prior to December 31, 2008; (10) any account held in the name of a qualified employee benefit plan, endowment fund or foundation if, on the date of the initial investment, the plan, fund or foundation has assets of $10,000,000 or more or at least 100 eligible employees; (11) any person with a direct rollover transfer of shares from an established Virtus Mutual Fund or Virtus qualified plan; (12) any state, county, city, department, authority or similar agency prohibited by law from paying a sales charge; (13) any unallocated account held by a third party administrator, registered investment adviser, trust company, or bank trust department which exercises discretionary authority and holds the account in a fiduciary, agency, custodial or similar capacity, if in the aggregate such accounts held by such entity equal or exceed $1,000,000; (14) any deferred compensation plan established for the benefit of any Virtus Mutual Fund, or Virtus trustee or director; provided that sales to persons listed in (1) through (14) above are made upon the written assurance of the purchaser that the purchase is made for investment purposes and that the shares so acquired will not be resold except to the Fund; (15) former Class N Shareholders who received Class A Shares as a result of the conversion of Class N Shares to Class A Shares; (16) individuals purchasing through an account with an unaffiliated brokerage firm having an agreement with the Distributor to waive sales charges for its clients; (17) purchasers of Class A Shares bought through investment advisers and financial planners who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients; (18) retirement plans and deferred compensation plans and trusts used to fund those plans (including, for example, certain plans qualified or created under Sections 401(a), 403(b) or 457 of the Code), and “rabbi trusts” that buy shares for their own accounts, in each case if those purchasers are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for such purchases; (19) 401(k) participants in the Merrill Lynch Daily K Plan (the “Plan”) if the Plan has at least $3 million in assets or 500 or more eligible employees; or (20) clients of investment advisors or financial planners who buy shares for their own accounts but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements. Each of the investors described in (16) through (20) may be charged a fee by the broker, agent or financial intermediary for purchasing shares.

Combination Purchase Privilege. Your purchase of any class of shares of these or any other Virtus Mutual Fund (other than any Virtus money market fund), if made at the same time by the same “person,” will be added together with any existing Virtus Mutual Fund account values, to determine whether the combined sum entitles you to an immediate reduction in sales charges. A “person” is defined in this and the following sections as (a) any individual, their spouse and minor children purchasing shares for his or their own account (including an IRA account) including his or their own trust; (b) a trustee or other fiduciary purchasing for a single trust, estate or single fiduciary account (even though more than one beneficiary may exist); (c) multiple employer trusts or certain Section 403(b) plans for the same employer; (d) multiple accounts (up to 200) under a qualified employee benefit plan or administered by a third party administrator; or (e) trust companies, bank trust departments, registered investment advisers, and similar entities placing orders or providing administrative services with respect to accounts over which they exercise discretionary investment authority and which are held in a fiduciary, agency, custodial or similar capacity, provided all shares are held of record in the name, or nominee name, of the entity placing the order.

A “Virtus Mutual Fund” means any other mutual fund advised, subadvised or distributed by the Adviser or Distributor or any corporate affiliate of either or both the Adviser and Distributor provided such other mutual fund extends reciprocal privileges to shareholders of the Virtus Mutual Funds.

Letter of Intent. If you sign a Letter of Intent, your purchase of any class of shares of these or any other Virtus Mutual Fund (other than any Virtus money market fund), if made by the same person within a 13-month period, will be added together to determine whether you are entitled to an immediate reduction in sales charges. Sales charges are reduced based on the overall amount you indicate that you will buy under the Letter of Intent. The Letter of Intent is a mutually non-binding arrangement between you and the Distributor. Since the Distributor doesn’t know whether you will ultimately fulfill the Letter of Intent, shares worth 5% of the amount of each purchase will be set aside until you fulfill the Letter of Intent. When you buy enough shares to fulfill the Letter of Intent, these shares will no longer be restricted. If, on the other hand, you do not satisfy the Letter of Intent, or otherwise wish to sell any restricted shares, you will be given the choice of either buying enough shares to fulfill the Letter of Intent or paying the difference between any sales charge you previously paid and the otherwise applicable sales charge based on the intended aggregate purchases described in the Letter of Intent. You will be given 20 days to make this decision. If you do not exercise either election, the Distributor will automatically redeem the number of your restricted shares needed to make up the deficiency in sales charges received. The Distributor will redeem restricted Class A Shares before Class B Shares or Class C Shares, respectively. Oldest shares will be redeemed before selling newer shares. Any remaining shares will then be deposited to your account.

Right of Accumulation. The value of your account(s) in any class of shares of these or any other Virtus Mutual Fund (other than any Virtus money market fund), may be added together at the time of each purchase to determine whether the combined sum entitles you to a prospective reduction in sales charges. You must provide certain account information to the Distributor at the time of purchase to exercise this right.

Associations. Certain groups or associations may be treated as a “person” and qualify for reduced Class A Share sales charges. The group or association must: (1) have been in existence for at least six months; (2) have a legitimate purpose other than to purchase mutual fund shares at a reduced sales charge; (3) work through an investment dealer; and (4) not be a group whose sole reason for existing is to consist of members who are credit card holders of a particular company, policyholders of an insurance company, customers of a bank or a broker-dealer or clients of an investment adviser.

Class A and Class C Shares—Waiver of Deferred Sales Charges

The CDSC is waived on the redemption (sale) of Class A Shares and Class C Shares if the redemption is made (a) within one year of death (i) of the sole shareholder on an individual account, (ii) of a joint tenant where the surviving joint tenant is the deceased’s spouse, (iii) of the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account; or (iv) of the “grantor” on a trust account; (b) within one year of disability, as defined in Code Section 72(m)(7); (c) as a mandatory distribution upon reaching age 70  1/2 under certain retirement plans qualified under Code Sections 401, 408 or 403(b) or resulting from the tax-free return of an excess contribution to an IRA; (d) by 401(k) plans using an approved participant tracking system for participant hardships, death, disability or normal retirement, and loans which are subsequently repaid; (e) based on the exercise of exchange privileges among Class A Shares and Class C Shares of these or any other Virtus Mutual Fund; (f) based on any direct rollover transfer of shares from an established Virtus Mutual Fund qualified plan into a Virtus Mutual Fund IRA by participants terminating from the qualified plan; and (g) based on the systematic withdrawal program. If, as described in condition (a) above, an account is transferred to an account registered in the name of a deceased’s estate, the CDSC will be waived on any redemption from the estate account occurring within one year of the death.

INVESTOR ACCOUNT SERVICES

The Funds offer accumulation plans, withdrawal plans and reinvestment and exchange privileges. Certain privileges may not be available in connection with all classes. In most cases, changes to account services may be accomplished over the phone. Inquiries regarding policies and procedures relating to shareholder account services should be directed to Mutual Fund Services at (800) 243-1574. Broker-dealers may impose their own restrictions and limits on accounts held through the broker-dealer. Please consult your broker-dealer for account restriction and limit information. The Funds and the Distributor reserve the right to modify or terminate these services upon reasonable notice.

Exchanges

Under certain circumstances, shares of any Virtus Mutual Fund (except any of the Virtus Money Market Funds) may be exchanged for shares of the same class of another Virtus Mutual Fund on the basis of the relative net asset values per share at the time of the exchange. Class C Shares are also exchangeable for Class T Shares of those Virtus Mutual Funds offering them. Exchanges are subject to the minimum initial investment requirement of the designated Fund, except if made in connection with the Systematic Exchange privilege. Shareholders may exchange shares held in book-entry form for an equivalent number (value) of the same class of shares of any other Virtus Mutual Fund, if currently offered. Exchanges will be based upon each Fund’s net asset value per share next computed following receipt of properly executed exchange request without sales charge. On exchanges into Class A Shares of a money market fund from Class A Shares of a non-money market fund made within 18 months of a finder’s fee being paid on such non-money market fund shares, a CDSC may be assessed on exchange proceeds. For all Virtus fixed income funds, the CDSC is 0.50%; for all other Virtus Mutual Funds, the CDSC is 1.00%. The exchange of shares is treated as a sale and purchase for federal income tax purposes. (See also “Dividends, Distributions and Taxes” section of this SAI). Exchange privileges may not be available for all Virtus Mutual Funds, and may be rejected or suspended.

In certain circumstances, a Fund or the Distributor may enter into an agreement with a financial intermediary to permit exchanges from one class of a Fund into another class of the same Fund, subject to certain conditions. Such exchanges will only be permitted if, among other things, the financial intermediary agrees to follow procedures established by the Fund or Distributor, which generally will require that the exchanges be carried out (i) within accounts maintained and controlled by the intermediary, (ii) on behalf of all or a particular segment of beneficial owners holding shares of the affected Fund within those accounts, and (iii) all at once or within a given time period, or as agreed upon in writing by the Fund or the Distributor and the financial intermediary. A shareholder’s ability to make this type of exchange may be limited by operational or other limitations of his or her financial intermediary or the Fund.

Systematic Exchanges. If the conditions above have been met, you or your broker may, by telephone or written notice, elect to have shares exchanged for the same class of shares of another Virtus Mutual Fund automatically on a monthly, quarterly, semiannual or annual basis or may cancel this privilege at any time. If you maintain an account balance of at least $5,000, or $2,000 for tax qualified retirement benefit plans (calculated on the basis of the net asset value of the shares held in a single account), you may direct that shares be automatically exchanged at predetermined intervals for shares of the same class of another Virtus Mutual Fund. This requirement does not apply to Virtus “Self Security” program participants. Systematic exchanges will be executed upon the close of business on the 10th day of each month or the next succeeding business day. Exchanges will be based upon each Fund’s net asset value per share next computed after the close of business on the 10th day of each month (or next succeeding business day), without sales charge. Systematic exchange forms are available from the Distributor.

Dividend Reinvestment Across Accounts

If you maintain an account balance of at least $5,000, or $2,000 for tax qualified retirement benefit plans (calculated on the basis of the net asset value of the shares held in a single account), you may direct that any dividends and distributions paid with respect to shares in that account be automatically reinvested in a single account of one of the other Virtus Mutual Funds at net asset value. You should obtain a current prospectus and consider the objectives and policies of each Virtus Mutual Fund carefully before directing dividends and distributions to another Virtus Mutual Fund. Reinvestment election forms and prospectuses are available from VP Distributors. Distributions may also be mailed to a second payee and/or address. Requests for directing distributions to an alternate payee must be made in writing with a signature guarantee of the registered owner(s). To be effective with respect to a particular dividend or distribution, notification of the new distribution option must be received by the Transfer Agent at least three days prior to the record date of such dividend or distribution. If all shares in your account are repurchased or redeemed or transferred between the record date and the payment date of a dividend or distribution, you will receive cash for the dividend or distribution regardless of the distribution option selected.

Invest-by-Phone

This expedited investment service allows a shareholder to make an investment in an account by requesting a transfer of funds from the balance of the Shareholder’s bank account. Once a request is phoned in, VP Distributors will initiate the transaction by wiring a request for monies to the shareholder’s commercial bank, savings bank or credit union via Automated Clearing House (“ACH”). The shareholder’s bank, which must be an ACH member, will in turn forward the monies to VP Distributors for credit to the shareholder’s account. ACH is a computer based clearing and settlement operation established for the exchange of electronic transactions among participating depository institutions.

To establish this service, please complete an Invest-by-Phone Application and attach a voided check if applicable. Upon VP Distributors’ acceptance of the authorization form (usually within two weeks) shareholders may call toll free (800) 367-5877 prior to 3:00 p.m. (eastern time) to place their purchase request. Instructions as to the account number and amount to be invested must be communicated to VP Distributors. VP Distributors will then contact the shareholder’s bank via ACH with appropriate instructions. The purchase is normally credited to the shareholder’s account the day following receipt of the verbal instructions. The Fund may delay the mailing of a check for redemption proceeds of Fund shares purchased with a check or via Invest-by-Phone service until the Fund has assured itself that good payment has been collected for the purchase of the shares, which may take up to 15 days. The Trust and VP Distributors reserve the right to modify or terminate the Invest-by-Phone service for any reason or to institute charges for maintaining an Invest-by-Phone account.

Systematic Withdrawal Program

The Systematic Withdrawal Program (the “Program”) allows you to periodically redeem a portion of your account on a predetermined monthly, quarterly, semiannual or annual basis. A sufficient number of full and fractional shares will be redeemed so that the designated payment is made on or about the 20th day of the month. Shares are tendered for redemption by the Transfer Agent, as agent for the shareowner, on or about the 15th of the month at the closing net asset value on the date of redemption. The Program also provides for redemptions with proceeds to be directed through ACH to your bank account. For ACH payments, you may select the day of the month for the payments to be made; if no date is specified, the payments will occur on the 15th of the month. In addition to the limitations stated below, withdrawals may not be less than $25 and minimum account balance requirements shall continue to apply.

Shareholders participating in the Program must own shares of a Fund worth $5,000 or more, as determined by the then current net asset value per share, and elect to have all dividends reinvested. The purchase of shares while participating in the Program will ordinarily be disadvantageous to the Class A Shares investor since a sales charge will be paid by the investor on the purchase of Class A Shares at the same time as other shares are being redeemed. For this reason, investors in Class A Shares may not participate in an automatic investment program while participating in the Program.

Through the Program, Class C shareholders may withdraw up to 1% of their aggregate net investments (purchases, at initial value, to date net of non-Program redemptions) each month or up to 3% of their aggregate net investments each quarter without incurring otherwise applicable CDSCs. Class C shareholders redeeming more shares than the percentage permitted by the Program will be subject to any applicable CDSC on all shares redeemed. Accordingly, the purchase of Class C Shares will generally not be suitable for an investor who anticipates withdrawing sums in excess of the above limits shortly after purchase.

HOW TO REDEEM SHARES

Under the 1940 Act, payment for shares redeemed must ordinarily be made within seven days after tender. The right to redeem shares may be suspended and payment postponed during periods when the NYSE is closed, other than customary weekend and holiday closings, or if permitted by rules of the SEC, during periods when trading on the NYSE is restricted or during any emergency which makes it impracticable for a Fund to dispose of its securities or to determine fairly the value of its net assets or during any other period permitted by order of the SEC for the protection of investors. Furthermore, the Transfer Agent will not mail redemption proceeds until checks received for shares purchased have cleared, which may take up to 15 days or more.

The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Trust’s behalf. The Trust will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, accepts the order. Customer orders will be priced at the Funds’ net asset values next computed after they are received in good order by an authorized broker or the broker’s authorized designee.

Redemptions by Class C shareholders will be subject to the applicable deferred sales charge, if any.

A shareholder should contact his/her broker-dealer if he/she wishes to transfer shares from an existing broker-dealer street name account to a street name account with another broker-dealer. The Funds have no specific procedures governing such account transfers.

Redemption of Small Accounts

Each shareholder account in the Funds which has been in existence for at least one year and which has a value of less than $200, due to redemption activity may be redeemed upon the giving of not less than 60 days written notice to the shareholder mailed to the address of record. During the 60-day period following such notice, the shareholder has the right to add to the account to bring its value to $200 or more. (See the Funds’ current Prospectus for more information.)

Redemptions by Mail

Shareholders may redeem shares by making written request, executed in the full name of the account, directly to Virtus Mutual Funds, c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301. However, when certificates for shares are in the possession of the shareholder, they must be mailed or presented, duly endorsed in the full name of the account, with a written request to VP Distributors that the Fund redeem the shares. (See the Funds’ current Prospectus for more information.)

Telephone Redemptions

Generally, shareholders who do not have certificated shares may redeem by telephone up to $50,000 worth of their shares held in book-entry form. (See the Funds’ current Prospectus for more information.) Corporations that have completed a Corporate Authorized Trader form may redeem more than $50,000 worth of shares in most instances.

Redemptions in Kind

To the extent consistent with state and federal law, the Funds, except Money Market Funds, may make payment of the redemption price either in cash or in kind. However, the Funds have elected to pay in cash all requests for redemption by any shareholder of record, limited in respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. This election has been made pursuant to Rule 18f-1 under the 1940 Act and is irrevocable while the Rule is in effect unless the SEC, by order, permits the withdrawal thereof. In case of a redemption in kind, securities delivered in payment for shares would be readily marketable and valued at the same value assigned to them in computing the net asset value per share of the Fund. A shareholder receiving such securities would incur brokerage costs when selling the securities.

Account Reinstatement Privilege

Shareholders who may have overlooked features of their investment at the time they redeemed have a privilege of reinvestment of their investment at net asset value. (See the Funds’ current Prospectus for more information.)

DIVIDENDS, DISTRIBUTIONS AND TAXES

Qualification as a Regulated Investment Company

Each Fund within the Trust is separate for investment and accounting purposes and is treated as a separate entity for United States federal income tax purposes. Each Fund has elected to qualify and intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code. In each taxable year that a Fund qualifies as a RIC, it (but not its shareholders) will be relieved of United States federal income tax on that portion of its net investment income and net capital gains that are currently distributed (or deemed distributed) to its shareholders. To the extent that a Fund fails to distribute all of its taxable income, it will be subject to corporate income tax (currently at a maximum rate of 35%) on any retained ordinary investment income or short-term capital gains, and corporate income tax (currently at a maximum rate of 35%) on any undistributed long-term capital gains.

Each Fund intends to make timely distributions, if necessary, sufficient in amount to avoid the non-deductible 4% excise tax that is imposed on a RIC to the extent that it fails to distribute, with respect to each calendar year, at least 98% of its ordinary income (not including tax-exempt interest) for such calendar year and 98% of its capital gain net income as determined for a one-year period ending on October 31 of such calendar year (or as determined on a fiscal year basis if the Fund’s fiscal year ends on November 30 or December 31, if the Fund so elects). In addition, an amount equal to any undistributed investment company taxable income or capital gain net income from the previous calendar year must also be distributed to avoid the excise tax. The excise tax is imposed on the amount by which the RIC does not meet the foregoing distribution requirements. If each Fund has taxable income that would be subject to the excise tax, each Fund intends to distribute such income so as to avoid payment of the excise tax. Notwithstanding the foregoing, there may be certain circumstances under which it would be appropriate for a Fund to pay the excise tax.

The Code sets forth numerous requirements that must be satisfied in order for each Fund to qualify as a RIC. If in any taxable year a Fund does not qualify as a RIC, all of its taxable income will be taxed at corporate rates and any capital gain dividend would not retain its character in the hands of the shareholder for tax purposes.

Each Fund must satisfy the following tests each year: (a) derive in each taxable year at least 90% of its gross income from dividends, interest and gains from the sale or other disposition of securities and certain other investment income; (b) meet specified diversification requirements at the end of each quarter of each taxable year, and (c) distribute annually to its shareholders as dividends (not including “capital gains dividends,” discussed below) at least 90% of its ordinary investment income and short-term capital gains, with certain modifications. Each Fund intends to satisfy these requirements. With respect to the diversification requirement, each Fund must also diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, United States government securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of that Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any issuer (other than United States government securities or the securities of other RICs). Each Fund intends to comply with all of the foregoing criteria for qualification as a RIC; however, there can be no assurance that each Fund will so qualify and continue to maintain its status as a RIC. If a Fund were unable for any reason to maintain its status as a RIC for any taxable year, adverse tax consequences would ensue.

Taxation of Distributions to Shareholders

Pursuant to the Jobs and Growth Tax Reconciliation Act of 2003, certain qualified dividend income (“QDI”) and long-term capital gains are taxed at a lower tax rate (generally 15%) for individual shareholders. The reduced rate for QDI applies to dividends from domestic corporations and certain qualified foreign corporations subject to various requirements and a minimum holding period applicable to both a Fund and its shareholders. Ordinary distributions made by a Fund to its shareholders are eligible for the reduced rate to the extent the underlying income in the Fund is QDI. This lower rate is only effective for tax years ending before January 1, 2011. Beginning with 2011, the tax rate will change, most likely to a higher rate.

Distributions made by a Fund from ordinary investment income and net short-term capital gains will be taxed to such fund’s shareholders as ordinary dividend income to the extent of the earnings and profits of the Fund. Ordinary income dividends received by corporate shareholders of a Fund will qualify for the 70% dividends-received deduction to the extent the Fund designates such amounts as qualifying dividend distributions; however, the portion that may be so designated is subject to certain limitations. Distributions by a Fund that are designated as capital gain dividends by written notice mailed to shareholders within 60 days after the close of the year will be taxed to the shareholders as long-term capital gain, and will not be eligible for the corporate dividends-received deduction.

Dividends declared by a Fund to shareholders of record in October, November or December will be taxable to such shareholders in the year that the dividend is declared, even if it is not paid until the following year (so long as it is actually paid by the Fund prior to February 1 of such following year). Also, shareholders will be taxable on amounts designated by a fund as capital gain dividends, even if such amounts are not actually distributed to them. Shareholders will be entitled to claim a credit against their own United States federal income tax liability for taxes paid by each Fund on such undistributed capital gains, if any.

Dividends and capital gain distributions will be taxable to shareholders as described above whether received in cash or in shares under a Fund’s distribution reinvestment plan. With respect to distributions received in cash or reinvested in shares purchased on the open market, the amount of the distribution for tax purposes will be the amount of cash distributed or allocated to the shareholder.

Shareholders should be aware that the price of shares of a Fund that are purchased prior to a dividend or distribution by the Fund may reflect the amount of the forthcoming dividend or distribution. Such dividend or distribution, when made, would be taxable to shareholders under the principles discussed above even though the dividend or distribution may reduce the net asset value of shares below a shareholder’s cost and thus represent a return of a shareholder’s investment in an economic sense.

A high portfolio turnover rate may result in the realization of larger amounts of short-term gains, which are taxable to shareholders as ordinary income.

Each Fund intends to accrue dividend income for United States federal income tax purposes in accordance with the rules applicable to RICs. In some cases, these rules may have the effect of accelerating (in comparison to other recipients of the dividend) the time at which the dividend is taken into account by the Fund as taxable income.

Shareholders should consult their own tax advisor about their tax situation.

Income and capital gain distributions are determined in accordance with rules set forth in the Code and the Treasury Regulations promulgated thereunder (the “Regulations”) that may differ from United States Generally Accepted Accounting Principles.

Taxation of Debt Securities

Certain debt securities can be originally issued or acquired at a discount. Special rules apply under the Code to the recognition of income with respect to such debt securities. Under the special rules, a Fund may recognize income for tax purposes without a corresponding current receipt of cash. In addition, gain on a disposition of a debt security subject to the special rules may be treated wholly or partially as ordinary income, not capital gain.

A Fund may invest in certain investments that may cause it to realize income prior to the receipt of cash distributions, including securities bearing original issue discount. The level of such investments is not expected to affect a Fund’s ability to distribute adequate income to qualify as RIC.

Taxation of Derivatives and Foreign Currency Transactions

Many futures contracts and foreign currency contracts entered into by a Fund and all listed non-equity options written or purchased by a Fund (including options on debt securities, options on futures contracts, options on securities indices and options on broad-based stock indices) are governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position is treated as 60% long-term and 40% short-term capital gain or loss, and on the last trading day of a Fund’s taxable year, (and, generally on October 31 for purposes of the 4% excise tax), all outstanding Section 1256 positions are marked-to-market (i.e., treated as if such positions were closed out at their closing price on such day), and any resulting gain or loss is treated as 60% long-term and 40% short-term capital gain or loss. Under certain circumstances, entry into a futures contract to sell a security may constitute a short sale for United States federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security in a Fund’s portfolio.

Equity options written by a Fund (covered call options on portfolio stock) will be subject to the provisions under Section 1234 of the Code. If a Fund writes a call option, no gain is recognized upon its receipt of a premium. If such an option lapses or is closed out, any gain or loss is treated as a short-term capital gain or loss. If such an option is exercised, any resulting gain or loss is a short-term or long-term capital gain or loss depending on the holding period of the underlying stock.

Positions of a Fund which consist of at least one stock and at least one stock option or other position with respect to a related security which substantially diminishes the Fund’s risk of loss with respect to such stock could be treated as a “straddle” that is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stock or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for any “qualified covered call options” on stock options written by a Fund.

Positions of a Fund which consist of at least one debt security not governed by Section 1256 of the Code and at least one futures or currency contract or listed non-equity option governed by Section 1256 of the Code which substantially diminishes the Fund’s risk of loss with respect to such debt security are treated as a “mixed straddle.” Although mixed straddles are subject to the straddle rules of Section 1092 of the Code, certain tax elections exist for them that reduce or eliminate the operation of these rules. Each Fund will monitor these transactions and may make certain tax elections in order to mitigate the operation of these rules and prevent disqualification of the Fund as a RIC for United States federal income tax purposes.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time it actually collects such receivables or pays such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary income or loss. Generally, these gains and losses, referred to under the Code as section 988 gains or losses, may increase or decrease the amount of each Fund’s investment company taxable income to be distributed to its shareholders as ordinary income.

These special tax rules applicable to options, futures and currency transactions could affect the amount, timing and character of a Fund’s income or loss and hence of its distributions to shareholders by causing holding period adjustments, converting short-term capital losses into long-term capital losses, and accelerating a Fund’s income or deferring its losses.

The United States Internal Revenue Service (“IRS”) has not provided guidance on the tax consequences of certain investments and other activities that the Funds may make or undertake. While the Funds will endeavor to treat the tax items arising from these transactions in a manner which it believes to be appropriate, guarantees cannot be given that the IRS or a court will concur with the Funds’ treatment and that adverse tax consequences will not ensue.

Taxation of Foreign Investments

If a Fund invests in stock of certain passive foreign investment companies, the Fund may be subject to United States federal income taxation on a portion of any “excess distribution” with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Fund’s holding period for the stock. The distributions or gain so allocated to any taxable year of the Fund, other than the taxable year of the excess distribution or disposition, would be taxed to the Fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company’s stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Fund’s investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to its shareholders. The Fund may elect to mark-to-market (i.e., treat as if sold at their closing market price on same day) its investments in certain passive foreign investment companies and avoid any tax and or interest charge on excess distributions.

The Funds may be subject to tax on dividend or interest income received from securities of non-United States issuers withheld by a foreign country at the source. The United States has entered into tax treaties with many foreign countries that entitle a Fund to a reduced rate of tax or exemption from tax on income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund’s assets to be invested within various countries is not known. Each Fund intends to operate so as to qualify for treaty tax benefits where applicable. If more than 50% of the value of a Fund’s total assets at the close of its taxable year is comprised of stock or securities issued by foreign corporations, the Fund may elect with the IRS to “pass through” to the Fund’s shareholders the amount of foreign income taxes paid by the Fund. If a Fund does elect to “pass through”, each shareholder will be notified within 60 days after the close of each taxable year of the Fund if the foreign taxes paid by the Fund will “pass through” for that year, and, if so, the amount of each shareholder’s pro rata share (by country) or (i) the foreign taxes paid and (ii) the Fund’s gross income from foreign sources.

Taxation of Distributions to Shareholders—Virtus Insight Tax-Exempt Money Market Fund, Virtus Intermediate Tax-Exempt Bond Fund, and Virtus Tax-Exempt Bond Fund only

With respect to Virtus Insight Tax-Exempt Money Market Fund, Virtus Intermediate Tax-Exempt Bond Fund, and Virtus Tax-Exempt Bond Fund only, to the extent that the Fund’s income is designated as federally tax-exempt interest, the dividends declared by the Fund will be federally tax-exempt, provided that the Fund qualifies to pay tax-exempt dividends. In order to qualify to pay tax-exempt dividends, at least 50% of the value of the Fund’s total assets (including uninvested assets)

must consist of tax-exempt municipal securities at the close of each quarter of the Fund’s taxable year. Short-term capital gains are taxable at ordinary income tax rates.

Generally, the Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. Neither the Trust nor the Fund guarantee that this opinion is correct, and there is no assurance that the IRS will agree with bond counsel’s opinion. Issuers or other parties generally enter into covenants requiring continuing compliance with federal tax requirements to preserve the tax-free status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and shareholders of the Fund may need to file an amended income tax return. For certain types of structured securities, the tax status of the pass-through of tax-free income may also be based on the federal tax treatment of the structure.

Interest on certain “private activity” securities is subject to the federal alternative minimum tax (“AMT”), although the interest continues to be excludable from gross income for other tax purposes. Interest from private activity securities is a tax preference item for purposes of determining whether a taxpayer is subject to the AMT and the amount of AMT to be paid, if any.

A portion of the gain on municipal bonds purchased at market discount after April 30, 1993 is taxable to shareholders as ordinary income, not as capital gains.

The Fund’s long-term capital gain distributions are federally taxable to shareholders generally as long-term capital gain.

Sale or Exchange of Fund Shares

Gain or loss will be recognized by a shareholder upon the sale of his or her shares in a Fund or upon an exchange of his or her shares in a Fund for shares in another Fund. Provided that the shareholder is not a dealer in such shares, such gain or loss will generally be treated as capital gain or loss, measured by the difference between the adjusted basis of the shares and the amount realized therefrom. Under current law, capital gains (whether long-term or short-term) of individuals and corporations are fully includable in taxable income. Capital losses (whether long-term or short-term) may offset capital gains plus (for non-corporate taxpayers only) up to $3,000 per year of ordinary income.

Redemptions, including exchanges, of shares may give rise to recognized gains or losses, except as to those investors subject to tax provisions that do not require them to recognize such gains or losses. All or a portion of a loss realized upon the redemption, including exchanges, of shares may be disallowed under “wash sale” rules to the extent shares are purchased (including shares acquired by means of reinvested dividends) within a 61-day period beginning 30 days before and ending 30 days after such redemption. Any loss realized upon a shareholder’s sale, redemption or other disposition of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any capital gain dividend distributed with respect to such shares. The “wash sale” restrictions also apply to an investor who holds a security within a tax-deferred account and also in a taxable account; sales and repurchases between two accounts will be considered as wash sales.

Under certain circumstances, the sales charge incurred in acquiring shares of a Fund may not be taken into account in determining the gain or loss on the disposition of those shares. This rule applies where shares of a Fund are disposed of within 90 days after the date on which they were acquired and new shares of a RIC are acquired without a sales charge or at a reduced sales charge. In that case, the gain or loss realized on the disposition will be determined by excluding from the tax basis of the shares disposed of all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of the shareholder having incurred a sales charge initially. The portion of the sales charge affected by this rule will be treated as a sales charge paid for the new shares.

Tax Information

Written notices will be sent by United States mail to shareholders regarding the tax status of all distributions made (or deemed to have been made) during each taxable year, including the amount of QDI for individuals, the amount qualifying for the corporate dividends-received deduction (if applicable) and the amount designated as capital gain dividends, undistributed capital gains (if any), tax credits (if applicable), and cumulative return of capital (if any).

Important Notice Regarding Taxpayer IRS Certification and Backup Withholding

Pursuant to the Regulations, the Funds may be required to withhold a percentage of all reportable payments, including any taxable dividends, capital gains distributions or share redemption proceeds, at the specified rate in effect when such payments are made, for an account which does not have a taxpayer identification number and certain required certifications. The Funds reserve the right to refuse to open an account for any person failing to provide a taxpayer identification number along with the required certifications. The Funds will furnish shareholders, within 31 days after the end of the calendar year, with the information that is required by the IRS for preparing income tax returns. The Fund will also provide this same information to the IRS in the manner required by the IRS. Depending on your state of residence, the information may also be filed with your state taxing authority.

Some shareholders may be subject to withholding of United States federal income tax on dividends and redemption payments from the Funds (“backup withholding”) at the specified rate in effect when such payments are made. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Generally, shareholders subject to backup withholding will be (i) those for whom a certified taxpayer identification number is not on file with the Fund, (ii) those about whom notification has been received (either by the shareholder or the Fund) from the IRS that they are subject to backup withholding or (iii) those who, to the Fund’s knowledge, have furnished an incorrect taxpayer identification number. Generally, to avoid backup withholding, a shareholder must, at the time an account is opened, certify under penalties of perjury that the social security number or taxpayer identification number (“TIN”) furnished is correct and that he or she is not subject to backup withholding. The shareholder may also, from time to time, be requested to provide certification of the validity of their TIN.

Foreign Shareholders

Dividends paid by any of the Funds from net investment income and net realized short-term capital gains to a shareholder who is a nonresident alien individual, a foreign trust or estate, a foreign corporation or a foreign partnership (a “foreign shareholder”) will be subject to United States withholding tax at a rate of 30% unless a reduced rate of withholding or a withholding exemption is provided under an applicable tax treaty. Foreign shareholders are urged to consult their own tax advisors concerning the applicability of the United States withholding tax and any foreign taxes.

Other Tax Consequences

In addition to the certain United States federal income tax consequences described above, there may be other foreign, United States federal, state or local tax considerations and estate tax considerations applicable to the circumstances of a particular investor. The foregoing discussion is based upon the Code, judicial decisions and administrative regulations, rulings and practices in effect as of March 2010, all of which are subject to change and which, if changed, may be applied retroactively to a Fund, its shareholders and/or its assets. No rulings have been sought from the IRS or any other tax authority with respect to any of the tax matters discussed above.

From time to time, proposals have been introduced before the United States Congress for the purpose of restricting or eliminating the United States federal income tax exemption for interest on municipal bonds and similar proposals may be introduced in the future. If such a proposal were enacted, the availability of tax-exempt bonds for investment by a Fund and the value of a Fund’s portfolio would be affected. The Trustees would then re-evaluate such Fund’s investment objective and policies. As of March 2010, no such proposal was before the United States Congress.

The information included in the Prospectus with respect to taxes, including this section entitled Dividends, Distributions and Taxes, is a general and abbreviated summary of applicable provisions of the Code and Regulations as interpreted by the courts and the IRS as of March 2010 and is not intended as tax advice to any person. The Code and Regulations, as well as the current interpretations thereof, may be changed at any time by legislative, judicial, or administrative action. Accordingly, prospective purchasers are urged to consult their own tax advisors with specific reference to their own tax situation, including the potential application of United States federal, state, local and foreign tax laws.

Except as expressly set forth above, the foregoing discussion of United States federal income tax law relates solely to the application of that law to United States persons, i.e., United States citizens and residents and United States corporations, partnerships, trusts and estates. Each shareholder who is not a United States person should consider the United States and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a United States withholding tax on amounts constituting ordinary income received by him or her, where such amounts are treated as income from United States sources under the Code. Each shareholder who is not a United States person should consider the United States and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a United States withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from United States sources under the Code. The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as dealers in securities or currencies, traders in securities, banks, tax-exempt entities, life insurance companies, persons holding an interest in a Fund as a hedge or as part of a straddle or conversion transaction, or holders whose functional currency is not the United States dollar.

TAX SHELTERED RETIREMENT PLANS

Shares of the Funds are offered in connection with the following retirement plans: Individual Retirement Account (IRA), Rollover IRA, SEP-IRA, SIMPLE IRA, Roth IRA, 401(k), Profit-Sharing, Money Purchase Pension Plans and certain 403(b) Retirement Plans. Write or call VP Distributors at (800) 243-4361 for further information about the plans.

Merrill Lynch Daily K Plan

Class A Shares of a Fund are made available to Merrill Lynch Daily K Plan (the “Plan”) participants at NAV without an initial sales charge if:

(i)    the Plan is recordkept on a daily valuation basis by Merrill Lynch and, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets invested in broker-dealer funds not advised or managed by Merrill Lynch Asset Management L.P. (“MLAM”) that are made available pursuant to a Service Agreement between Merrill Lynch and the fund’s principal underwriter or distributor and in funds advised or managed by MLAM (collectively, the “Applicable Investments”);

(ii)    the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or

(iii)    the Plan has 500 or more eligible employees, as determined by a Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

Plans recordkept on a daily basis by Merrill Lynch or an independent recordkeeper under a contract with Merrill Lynch that are currently investing in Class B Shares of a Fund convert to Class A Shares once the Plan has reached $5 million invested in Applicable Investments, or after the normal holding period of seven years from the initial date of purchase.

THE DISTRIBUTOR

VP Distributors, a registered broker-dealer which is an indirect, wholly-owned subsidiary of Virtus, serves as Distributor of the Trust’s shares. The principal office of VP Distributors is located at 100 Pearl Street, Hartford, Connecticut 06103.

The Trust and VP Distributors have entered into distribution agreements under which VP Distributors has agreed to use its best efforts to find purchasers for Trust shares and the Trust has granted to VP Distributors the exclusive right to purchase from the Trust and resell, as principal, shares needed to fill unconditional orders for Trust shares. VP Distributors may sell Trust shares through its registered representatives or through securities dealers with whom it has sales agreements. VP Distributors may also sell Trust shares pursuant to sales agreements entered into with bank-affiliated securities brokers who, acting as agent for their customers, place orders for Trust shares with VP Distributors. It is not anticipated that termination of sales agreements with banks and bank affiliated securities brokers would result in a loss to their customers or a change in the net asset value per share of a Fund of the Trust.

For its services under the distribution agreements, VP Distributors receives sales charges on transactions in Trust shares and retains such charges less the portion thereof allowed to its registered representatives and to securities dealers and securities brokers with whom it has sales agreements. In addition, VP Distributors may receive payments from the Trust pursuant to the Distribution Plans described below.

The following table shows the dollar amount of sales charges paid to VP Distributors for the fiscal years ended December 31, 2007, 2008, and 2009, with respect to sales of Class A Shares of each Fund and the amount of sales charges retained by the distributor and not reallowed to other persons. There were no sales charges paid to the distributor with respect to Class A Shares of the Funds not mentioned below. However, shareholders of Tax-Exempt Bond Fund paid Class A deferred sales charges of $32.

	Aggregate Underwriting Commissions ($)			Amount Retained by the Distributor ($)			Amount Reallowed ($)
	2007	2008	2009	2007	2008	2009	2007	2008	2009
Balanced Allocation Fund	7,656	4,525	5,289	1,088	631	766	6,568	3,894	4,523
Core Equity Fund	7,580	3,356	3,789	1,606	466	532	5,975	2,890	3,257
Disciplined Small-Cap Opportunity Fund	16,496	8,466	1,575	2,556	703	476	13,940	7,763	1,099
Disciplined Small-Cap Value Fund	20,368	4,136	12,102	2,993	435	2,008	17,376	3,701	10,094
Emerging Markets Opportunities Fund	15,913	21,407	131,812	4,978	3,565	15,065	10,935	17,842	116,747
High Yield Income Fund	1,003	231	5,088	163	25	735	840	206	4,353
Intermediate Government Bond Fund	373	64,133	82,213	58	3,800	9,283	315	60,333	72,930
Intermediate Tax-Exempt Bond Fund	7,288	19,576	75,934	1,024	2,404	6,999	6,265	17,172	68,935
Short/Intermediate Bond Fund	1,248	6,174	6,130	107	154	662	1,141	6,020	5,468
Tax-Exempt Bond Fund	16,559	54,481	78,103	2,544	3,419	7,152	14,015	51,062	70,951
Value Equity Fund	12,709	25,738	6,363	1,607	4,767	808	11,102	20,971	5,555

Dealer Concessions

Dealers with whom the Distributor has entered into sales agreements receive a discount or commission on purchases of Class A Shares as set forth below.

Fixed Income Funds

Amount of Transaction at Offering Price	Sales Charge as a percentage of Offering Price	Sales Charge as a percentage of Amount Invested	Dealer Discount Percentage of Offering Price
Under $50,000	4.75%	4.99%	4.25%

$50,000 but under $100,000	4.50	4.71	4.00

$100,000 but under $250,000	3.50	3.63	3.00

$250,000 but under $500,000	2.75	2.83	2.25

$500,000 but under $1,000,000	2.00	2.04	1.75

$1,000,000 or more	None	None	None

Equity Funds

Amount of Transaction at Offering Price	Sales Charge as a percentage of Offering Price	Sales Charge as a percentage of Amount Invested	Dealer Discount Percentage of Offering Price
Under $50,000	5.75%	6.10%	5.00%

$50,000 but under $100,000	4.75	4.99	4.25

$100,000 but under $250,000	3.75	3.90	3.25

$250,000 but under $500,000	2.75	2.83	2.25

$500,000 but under $1,000,000	2.00	2.04	1.75

$1,000,000 or more	None	None	None

With respect to Class C Shares, the Distributor intends to pay investment dealers a sales commission of 1% of the sale price of Class C Shares sold by such dealers. This sales commission will not be paid to dealers for sales of Class C Shares purchased by 401(k) participants of the Merrill Lynch Daily K Plan (the “Plan”) due to waiver of the CDSC for these Plan participants’ purchases. Your broker, dealer or financial advisor may also charge you additional commissions or fees for their services in selling shares to you provided they notify the Distributor of their intention to do so.

Dealers and other entities who enter into special arrangements with the Distributor may receive compensation for the sale and promotion of shares of the Trust and/or for providing other shareholder services. Such fees are in addition to the sales commissions referenced above and may be based upon the amount of sales of fund shares by a dealer; the provision of assistance in marketing of fund shares; access to sales personnel and information dissemination services; provision of recordkeeping and administrative services to qualified employee benefit plans; and other criteria as established by the Distributor. Depending on the nature of the services, these fees may be paid either from the Trust through distribution fees, service fees or transfer agent fees or in some cases, the Distributor may pay certain fees from its own profits and resources.

From its own profits and resources, the Distributor intends to from time to time, pay special incentive and retention fees to qualified wholesalers, registered financial institutions and third party marketers. Additionally, for Virtus fixed income funds, the Distributor may pay broker-dealers a finder’s fee in an amount equal to 0.50% of eligible Class A Share purchases from $1,000,000 to $3,000,000 and 0.25% on amounts greater than $3,000,000. For all other Virtus Mutual Funds, the Distributor may pay broker-dealers a finder’s fee in an amount equal to 1.00% of eligible Class A Share purchases from $1,000,000 to $3,000,000, 0.50% on amounts of $3,000,001 to $10,000,000, and 0.25% on amounts greater than $10,000,000. Purchases by an account in the name of a qualified employee benefit plan are eligible for a finder’s fee only if such plan has at least 100 eligible employees. If all or part of a purchase on which a finder’s fee has been paid, including investments by qualified employee benefit plans, is subsequently redeemed within 18 months, a CDSC may apply, except for redemptions of shares purchased on which a finder’s fee would have been paid where such investor’s dealer of record, due to the nature of the investor’s account, notifies the Distributor prior to the time of the investment that the dealer waives the finder’s fee otherwise payable to the dealer, or agrees to receive such finder’s fee ratably over a 18-month period. For all Virtus fixed income funds, the CDSC is 0.50%; for all other Virtus Mutual Funds, the CDSC is 1.00%. For purposes of determining the applicability of the CDSC, the 18-month period begins on the last day of the month preceding the month in which the purchase was made. In addition, the Distributor may pay the entire applicable sales charge on purchases of Class A Shares to selected dealers and agents. Any dealer who receives more than 90% of a sales charge may be deemed to be an

“underwriter” under the 1933 Act. The Distributor will pay a service fee of 0.25% beginning in the thirteenth month following purchase of Class A Shares on which a finder’s fee has been paid. VP Distributors reserves the right to discontinue or alter such fee payment plans at any time.

From its own resources, and subject to the dealers’ prior approval, the Distributor may provide additional compensation to registered representatives of dealers in the form of travel expenses, meals, and lodging associated with training and educational meetings sponsored by the Distributor. The Distributor may also provide gifts amounting in value to less than $100, and occasional meals or entertainment, to registered representatives of dealers. Any such travel expenses, meals, lodging, gifts or entertainment paid will not be preconditioned upon the registered representatives’ or dealers’ achievement of a sales target. The Distributor may, from time to time, reallow the entire portion of the sales charge on Class A Shares which it normally retains to individual selling dealers. However, such additional reallowance generally will be made only when the selling dealer commits to substantial marketing support such as internal wholesaling through dedicated personnel, internal communications and mass mailings.

The Distributor has agreed to pay fees to certain distributors for preferred marketing opportunities. These arrangements may be viewed as creating a conflict of interest between these distributors and investors. Investors should make due inquiry of their selling agents to ensure that they are receiving the requisite point of sale disclosures and suitable recommendations free of any influence by reason of these arrangements.

Administrative Services

VP Distributors also acts as administrative agent (“Administrator”) of the Trust. For its services as Administrator, VP Distributors receives an administration fee based upon the average net assets across all non-money market series of the Virtus Mutual Funds at the annual rate of 0.10%. For the money market funds, the fee is 0.015% of the average net assets across all Virtus money market funds within Virtus Mutual Funds.

Prior to April 14, 2010, VP Distributors was paid at the following incremental annual rates (based upon average net assets across all non-money market series of Virtus Mutual Funds):

First 5 billion	0.09%
$5 billion to $15 billion	0.08%
Greater than $15 billion	0.07%

For the Money Market Funds, the fee was 0.035% of the average net assets across all Virtus Money Market Funds within the Virtus Mutual Funds.

The following table shows the dollar amount of fees paid to VP Distributors for the fiscal years ended December 31, 2007, 2008 and 2009, for its administrative services with respect to each Fund.

	Administration Fee ($)
	2007	2008	2009
Balanced Allocation Fund	73,296	58,267	46,840
Core Equity Fund	129,075	95,610	70,841
Disciplined Small-Cap Opportunity Fund	270,356	98,986	60,157
Disciplined Small-Cap Value Fund	224,904	75,893	92,301
Emerging Markets Opportunities Fund	189,959	114,177	138,926
High Yield Income Fund	52,076	41,043	34,260
Insight Government Money Market Fund	163,527	197,763	203,324
Insight Money Market Fund	1,613,299	1,229,945	872,644
Insight Tax-Exempt Money Market Fund	402,303	456,851	402,281
Intermediate Government Bond Fund	18.716	24,526	38,499
Intermediate Tax-Exempt Bond Fund	160,754	129,941	70,456
Short/Intermediate Bond Fund	193,545	147,709	88,800
Tax-Exempt Bond Fund	121,397	103,136	72,084
Value Equity Fund	259,493	200,626	137,677

Effective January 1, 2010, the Trust entered into an agreement with PNC GIS, pursuant to which PNC GIS acts as sub-administrative and accounting agent of the Trust. For its services in this capacity, PNC GIS receives a fee based on the average net assets across all non-money market funds within the Virtus Mutual Funds at the following incremental rates:

First $7.5 billion	0.0475%
Next $7.5 billion	0.042%
Over $15 billion	0.03%

For the money market Funds, the fee is 0.02% of the average net assets across all Virtus money market Funds within the Virtus Mutual Funds. For the purposes of applying the fee breakpoints, the Virtus Mutual Funds’ average net assets may be aggregated with the average net assets of a non-affiliated fund complex for which VP Distributors acts as administrator.

SERVICE AND DISTRIBUTION PLANS

The Trust has adopted a service and/or a distribution plan for each class of shares, as indicated below (collectively, the “Plans”), to compensate the Distributor for the services it provides and for the expenses it bears under the Underwriting Agreement. The Service Plans provide for the Funds to pay service fees up to the amounts indicated, but do not authorize payments under the Plan to be made for distribution purposes and have not been adopted under Rule 12b-1 of the 1940 Act. The Distribution Plans provide for the Funds to pay distribution/service fees in the amounts indicated and have been adopted in accordance with Rule 12b-1. Fees are calculated at the indicated annual rate against the average daily net assets of each applicable Fund.

Plan Name	Plan Applicable to Named Funds	Amount Authorized under Plan	Amount Currently Authorized by Trustees
Distribution Plan Pursuant to Rule 12b-1—Class A Shares	All Funds, except Money Market Funds	0.25%	0.25%
Distribution Plan Pursuant to Rule 12b-1—Class A Shares	Money Market Funds	0.10%	0.10%
Distribution Plan Pursuant to Rule 12b-1—Class C Shares	All Funds	1.00%	1.00%
Service Plan—Class A Shares	Money Market Funds	0.25%	0.25%
Service Plan—Class I Shares	All Funds	0.25%	0.05%

Under each Plan, the Distributor will pay a quarterly fee to qualifying broker-dealer firms, as compensation for providing personal services and/or the maintenance of shareholder accounts, with respect to shares sold by such firms (“service fee”). Under the Distribution Plans, the amounts paid may be used for distribution related activities. This fee will not exceed on an annual basis 0.25% of the average annual net asset value of such shares, and will be in addition to sales charges on Trust shares which are reallowed to such firms. To the extent that the entire amount of the service fee is not paid to such firms, the balance will serve as compensation for personal and account maintenance services furnished by the Distributor.

Each Plan requires that at least quarterly the Trustees of the Trust review a written report with respect to the amounts expended under the Plans and the purposes for which such expenditures were made. While the Plans are in effect, the Trust will be required to commit the selection and nomination of candidates for Trustees who are not interested persons of the Trust to the discretion of other Trustees who are not interested persons (the “Rule 12b-1 Trustees”). Each Plan continues in effect from year to year provided such continuance is approved annually in advance by votes of the majority of both (a) the Board of Trustees of the Trust and (b) the Rule 12b-1 Trustees, cast in person at a meeting called for the purpose of voting on the Plan and any agreements related to the Plan.

In order to receive payments under the Plans, participants (“Service Organization”) must meet such qualifications to be established in the sole discretion of the Distributor, such as services to the Fund’s shareholders; or services providing the Fund with more efficient methods of offering shares to coherent groups of clients, members or prospects of a participant; or services permitting bulking of purchases or sales, or transmission of such purchases or sales by computerized tape or other electronic equipment; or other processing.

The following table shows Service Organization fees paid by the Funds to VP Distributors with respect to Class A Shares, Class C Shares and Class I Shares of each Fund for which such fees were paid for the period ended December 31, 2009. The Rule 12b-1 Fees were primarily used to compensate broker dealers and financial institutions for services that they provided.

	Shareholder Servicing Plan Fees Paid ($)	Shareholder Servicing Plan Fees Waived ($)	Rule 12b-1 Fees Paid ($)	Rule 12b-1 Fees Waived ($)
Balanced Allocation Fund	23,644	23,644	22,607	—
Core Equity Fund	37,995	37,995	21,416	—
Disciplined Small-Cap Opportunity Fund	26,902	26,902	46,306	—
Disciplined Small-Cap Value Fund	22,662	22,662	256,580	—
Emerging Markets Opportunities Fund	68,634	68,634	82,059	—
High Yield Income Fund	18,805	18,805	8,938	—
Insight Government Money Market Fund	689,941	345,830	200,335	100,417
Insight Money Market Fund	2,545,539	920,832	652,817	236,151
Insight Tax-Exempt Money Market Fund	948,784	521,768	187,383	103,049
Intermediate Government Bond Fund	14,301	14,301	39,652	—
Intermediate Tax-Exempt Bond Fund	33,890	33,890	53,483	—
Short/Intermediate Bond Fund	47,241	47,241	40,892	—
Tax-Exempt Bond Fund	15,431	15,431	157,249	—
Value Equity Fund	73,087	73,087	38,762	—

For the fiscal year ended December 31, 2009, the Funds paid Rule 12b-1 distribution fees in the amount of $1,368,862 of which the principal underwriter paid $87,122 and unaffiliated broker-dealers received $1,455,984. Distributor expenses under the 12b-1 Plans consisted of: (1) compensation to dealers, $753,430; (2) compensation to sales personnel, $1,624,288; (3) advertising, $240,315; (4) service costs, $295,575; (5) printing and mailing of prospectuses to other than current shareholders, $9,024; and (6) other, $22,127.

For the fiscal year ended December 31, 2009, the Funds paid service fees in the amount of $2,395,834 of which the principal underwriter received $282,864 and unaffiliated broker-dealers received $2,112,970. Distributor expenses under the Services Agreement consisted of compensation to dealers of $2,958,157 and service costs of $357,920.

No interested person of the Trust and no Trustee who is not an interested person of the Trust, as that term is defined in the 1940 Act, had any direct or indirect financial interest in the operation of the Plans.

The FINRA regards certain distribution fees as asset-based sales charges subject to FINRA sales load limits. The FINRA’s maximum sales charge rule may require the Trustees to suspend distribution fees or amend the Plans.

The Board of Trustees has also adopted a Plan Pursuant to Rule 18f-3 under 1940 Act permitting the issuance of shares in multiple classes.

MANAGEMENT OF THE TRUST

The Trust is an open-end management investment company known as a mutual fund. The Trustees of the Trust (“Trustees”) are responsible for the overall supervision of the Trust and perform the various duties imposed on Trustees by the 1940 Act and Massachusetts business trust law.

Trustees and Officers

The Trustees are responsible for the overall supervision of the Funds, including establishing the Funds’ policies, general supervision and review of their investment activities. The officers who administer the Funds’ daily operations, are appointed by the Board of Trustees. The current Trustees and officers of the Trust performing a policy-making function and their affiliations and principal occupations for the past five years are set forth below. Unless otherwise noted, the address of each individual is 100 Pearl Street, Hartford, Connecticut 06103. There is no stated term of office for Trustees of the Trust.

Independent Trustees

Name and Year of Birth	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years

Leroy Keith, Jr. YOB: 1939	Served since 2006.	45	Chairman, Bloc Global Services Group, LLC (construction and redevelopment company) (2010 to present). Managing Director, Almanac Capital Management (commodities business) (2007 to 2008). Partner, Stonington Partners, Inc. (private equity firm) (2001 to 2007).	Director/Trustee, Evergreen Funds (88 portfolios) (1989 to present). Director, Diversapak (soft packaging company) (2003 to present). Director, Okagi Medical Products (skin care company) (2003 to 2007).

Philip McLoughlin Chairman YOB: 1946	Served since 2006.	48	Managing Director, SeaCap Asset Management Fund I, L.P. (2009 to present) and SeaCap Partners, LLC (investment management) (2009 to present). Partner, Cross Pond Partners, LLC (strategy consulting firm) (2006 to present).,	Director, World Trust Fund (1991 to present). Chairman and Trustee, The Phoenix Edge Series Fund (2003 to present). Director, DTF Tax-Free Income Fund, Inc. (1996 to present); Duff & Phelps Utility and Corporate Bond Trust, Inc. (1996 to present); and DNP Select Income Fund Inc. (2009 to present). Director, Argo Group International Holdings, Inc. and its predecessor, PXRE Corporation (insurance) (1986 to 2009).

Geraldine M. McNamara YOB: 1951	Served since 2006.	48	Retired. Managing Director, U.S. Trust Company of New York (private bank) (1982 to 2006).	Director, DTF Tax-Free Income Fund, Inc. (2003 to present); Duff & Phelps Utility and Corporate Bond Trust, Inc. (2003 to present); and DNP Select Income Fund Inc. (2009 to present).

Name and Year of Birth	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years

James M. Oates: YOB: 1946	Served since 2006.	45	Managing Director, Wydown Group (consulting firm) (1994 to present).	Chairman and Trustee, John Hancock Trust (115 portfolios) and John Hancock Funds II (87 portfolios) (2005 to present). Director, Stifel Financial (1996 to present). Director, Connecticut River Bank (1999 to present) and Connecticut River Bancorp (1998 to present). Chairman, Emerson Investment Management, Inc. (2000 to present). Director, New Hampshire Trust Company (2002 to present). Director, Beaumont Financial Partners, LLC (2000 to present). Chairman (1997-2006) and Non-Executive Chairman (2007 to present), Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services). Emeritus Trustee (2006 to present), President of the Board (1999 to 2006) and Trustee (1985 to 2006), Middlesex School. Director, Investors Bank and Trust Co. and Investors Financial Services Corporation (1995 to 2007). Trustee, John Hancock Funds III (2005 to 2006).

Richard E. Segerson YOB: 1946	Served since 2006.	45	Managing Director, Northway Management Company (1998 to present).	None.

Ferdinand L.J. Verdonck YOB: 1942	Served since 2006.	45	Director, The J.P. Morgan European Investment Trust (1998 to present). Director, Groupe SNEF (electric and electronic installations) (1998 to present). Director, Galapagos N.V. (biotechnology) (2005 to present). Chairman, Amsterdam Molecular Therapeutics N.V. (biotechnology) (2007 to present). Director, Movetis N.V. (biotechnology) (2008 to present). Chairman, EASDAQ (stock exchange) (2001 to 2007). Chairman, Banco Urquijo (1998 to 2006).	None.

Interested Trustee

The individual listed below is an “interested person” of the Trust, as defined in Section 2(a)(19) of the 1940 Act, as amended, and the rules and regulations thereunder.

Name, Positions with Trust and Year of Birth	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships During Past 5 Years

George R. Aylward* Trustee and President YOB: 1964	Served since 2006.	47	Director, President and Chief Executive Officer (since 2008), Director and President (2006 to 2008), Chief Operating Officer (2004 to 2006), Vice President, Finance, (2001 to 2002), Virtus Investment Partners, Inc. and/or certain of its subsidiaries. Senior Executive Vice President and President, Asset Management (2007 to 2008), Senior Vice President and Chief Operating Officer, Asset Management (2004 to 2007), Vice President and Chief of Staff (2001 to 2004), The Phoenix Companies, Inc. Various senior officer and directorship positions with Phoenix affiliates (2005 to 2008). President (2006 to present), Executive Vice President (2004 to 2006), the Virtus Mutual Funds Family. Chairman, President and Chief Executive Officer, The Zweig Fund Inc. and The Zweig Total Return Fund Inc. (2006 to present).	None.

*	Mr. Aylward is an “interested person” as defined in the Investment Company Act of 1940, by reason of his position as President and Chief Executive Officer of Virtus Investment Partners, Inc. (“Virtus”), the ultimate parent company of the Adviser, and various positions with its affiliates including the Adviser.

Officers of the Trust Who Are Not Trustees

Name, Address and Year of Birth	Position(s) held with the Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years

Marc Baltuch c/o Zweig-DiMenna Associates, LLC 900 Third Avenue New York, NY 10022 YOB: 1945	Vice President and Chief Compliance Officer since 2004.	Chief Compliance Officer, Zweig-DiMenna Associates LLC (1989 to present). Vice President, The Zweig Total Return Fund, Inc. (2004 to present). Vice President, The Zweig Fund, Inc. (2004 to present). President and Director of Watermark Securities, Inc. (1991 to present). Assistant Secretary, Gotham Advisors Inc. (1990 to 2005).

W. Patrick Bradley YOB: 1972	Chief Financial Officer and Treasurer, since 2006.	Senior Vice President, Fund Administration (2009 to present), Vice President, Fund Administration (2007 to 2009), Second Vice President, Fund Control & Tax (2004 to 2006), Virtus Investment Partners, Inc. and/or certain of its subsidiaries. Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer (2006 to present), Assistant Treasurer (2004 to 2006), The Phoenix Edge Series Fund. Chief Financial Officer and Treasurer (2005 to present), Assistant Treasurer (2004 to 2006), certain funds within the Virtus Mutual Funds Family.

Name, Address and Year of Birth	Position(s) held with the Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years

Kevin J. Carr YOB: 1954	Vice President, Chief Legal Officer, Counsel and Secretary since 2005.	Senior Vice President (2009 to present), Vice President, Counsel and Secretary, Virtus Investment Partners, Inc. and/or certain of its subsidiaries (2008 to 2009). Vice President and Counsel, Phoenix Life Insurance Company (2005 to 2008). Compliance Officer of Investments and Counsel, Travelers Life & Annuity Company (January 2005 to May 2005). Assistant General Counsel and certain other positions, The Hartford Financial Services Group (1995 to 2005).

Nancy G. Curtiss YOB: 1952	Senior Vice President since 2006.	Executive Vice President, Head of Operations (2009 to present), Senior Vice President, Operations (2008 to 2009), Vice President, Head of Asset Management Operations (2007 to 2008), Vice President (2003 to 2007), Virtus Investment Partners, Inc. and/or certain of its subsidiaries. Assistant Treasurer (2001 to 2009), VP Distributors, Inc. (f/k/a Phoenix Equity Planning Corporation). Ms. Curtiss is also Treasurer of various other investment companies within the Virtus Mutual Funds Complex (1994 to present).

Francis G. Waltman YOB: 1962	Senior Vice President since 2008.	Executive Vice President, Head of Product Management (2009 to present), Senior Vice President, Asset Management Product Development (2008 to 2009), Senior Vice President, Asset Management Product Development (2005 to 2007), Virtus Investment Partners, Inc. and/or certain of its subsidiaries. Director (2008 to present), Director and President (2006 to 2007), VP Distributors, Inc. (f/k/a Phoenix Equity Planning Corporation). Director and Senior Vice President, Virtus Investment Advisers (2008 to present).

Qualifications and Experience of the Board

In addition to the information set forth above, the following provides further information about each Trustee’s specific experience, qualifications, attributes or skills. The information in this section should not be understood to mean that any of the Trustees is an “expert” within the meaning of the federal securities laws.

George R. Aylward

In addition to his positions with the Trust, Mr. Aylward is a Director and the President and Chief Executive Officer of Virtus, the ultimate parent company of the Adviser. He also holds various executive positions with the Adviser, the Subadviser and the Distributor to the Trust, and previously held such positions with the former parent company of Virtus. He therefore has experience in all aspects of the development and management of registered investment companies, and the handling of various financial, staffing, regulatory and operational issues. Mr. Aylward is a certified public accountant and holds an MBA, and he also serves as an officer and director of two closed-end funds managed by an affiliate of the Adviser.

Leroy Keith, Jr.

Dr. Keith has served in various roles in business and education, and has over 24 years of experience serving as a trustee to various mutual fund families. He holds both a masters degree and a doctorate in education and business administration. Dr. Keith has also served as an executive in commodities businesses for a number of years, and he has broad experience with respect to corporate governance and organizational leadership.

Philip R. McLoughlin

Mr. McLoughlin has extensive knowledge regarding asset management and the financial services industry, having served for a number of years in various executive and director positions of the company that is now Virtus and its affiliates, culminating in his role as chairman and chief executive officer. He also served as legal counsel and chief compliance officer to the investment companies associated with those companies at the time, giving him an understanding of the legal and compliance issues applicable to mutual funds. Mr. McLoughlin also has worked with U.S. and foreign companies in the insurance and reinsurance industry. He is also a Director of three closed-end funds managed by an affiliate of the Adviser.

Geraldine M. McNamara

Ms. McNamara was an executive at U.S. Trust Company of New York for 24 years, where she rose to the position of Managing Director. Her responsibilities at U.S. Trust included the oversight of U.S. Trust’s personal banking business. In addition to her managerial and banking experience, Ms. McNamara’s decades of advising individuals on their personal financial management have given her an enhanced understanding of the goals and expectations that individual investors bring to the Funds, ensuring that this important perspective is regularly included in the deliberations of the Board. Ms. McNamara is also a Director of three closed-end funds managed by an affiliate of the Adviser.

James M. Oates

Mr. Oates was instrumental in the founding of a private global finance, portfolio management and administration company, and has also served in executive and director roles for various types of financial services companies. As a senior officer and director of investment management companies, Mr. Oates has experience in investment management. He also previously served as chief executive officer of two banks, and holds an MBA. Mr. Oates also has experience as a director of other publicly traded companies and has served for a number of years as the Chairman of the Board of a family of mutual funds unaffiliated with the Trust, with over $100 billion in assets.

Richard E. Segerson

Mr. Segerson has served in financial and other executive roles with various operating companies, including serving as the Chief Financial Officer, Controller and Chief Operating Officer of such entities. These roles have provided him with an understanding of financial and operational issues, as has his experience as a public accountant. Mr. Segerson also has over 27 years of experience serving as a trustee to various mutual funds, and he holds an MBA. Mr. Segerson also has served for a number of years as the Managing Director of a family office, providing wealth management services to individuals. This experience enhances his understanding of the perspective of individual fund shareholders.

Ferdinand L.J. Verdonck

Mr. Verdonck brings to the Board a broad background in finance, investments, banking and international business. His experience includes serving as the chief financial officer of the U.S. subsidiary of an international company, and as a senior vice president of a major U.S. investment firm. He also holds degrees in both law and economics. Mr. Verdonck has served for more than 25 years on the boards and audit committees of various U.S. and foreign companies.

Leadership Structure of the Board

The Board is currently composed of seven trustees, including six trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (each, an “Independent Trustee”). In addition to four regularly scheduled meetings per year, the Board holds special meetings either in person or via telephone to discuss specific matters that may require consideration prior to the next regular meeting. As discussed below, the Board has established several standing committees to assist the Board in performing its oversight responsibilities, and each such committee has a chairperson. The Board may also designate working groups or ad hoc committees as it deems appropriate.

The Board has appointed Mr. McLoughlin, an Independent Trustee, to serve in the role of Chairman. The Chairman’s primary role is to participate in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairman also presides at all meetings of the Board and between meetings generally acts as a liaison with the Trust’s service providers, officers, legal counsel, and the other Trustees. The Chairman may perform such other functions as may be requested by the Board from time to time. Except for any duties specified herein or pursuant to the Trust’s Declaration of Trust or By-laws, or as assigned by the Board, the designation of Chairman does not impose on such Independent Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board, generally.

The Board believes that this leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among committees or working groups of Trustees and the full Board in a manner that enhances effective oversight. Because Mr. McLoughlin previously served as the Chairman and Chief Executive Officer of the company that is now Virtus, but he is now an Independent Trustee because Virtus is no longer affiliated with The Phoenix Companies, Inc. (which was its parent company when Mr. McLoughlin retired), as well as the passage of time and the manner in which Mr. McLoughlin conducts his trusteeship, he has the ability to provide independent oversight of the Trust’s operations within the context of his detailed understanding the perspective of the Adviser and the Trust’s other service providers. The Board therefore considers leadership by Mr. McLoughlin as enhancing the Board’s ability to provide effective independent oversight of the Trust’s operations and meaningful representation of the shareholders’ interests.

The Board also believes that having a super-majority of Independent Trustees is appropriate and in the best interest of the Funds’ shareholders. Nevertheless, the Board also believes that having an interested person serve on the Board brings corporate and financial viewpoints that are, in the Board’s view, crucial elements in its decision-making process. In addition, the Board believes that Mr. Aylward, who is currently the Chairman and President of the Adviser, and the President and Chief Executive Officer of Virtus, and serves in various executive roles with other affiliates of the Adviser who provide services to the Trust, provides the Board with the Adviser’s perspective in managing and sponsoring the Virtus Mutual Funds as well as the perspective of other service providers to the Trust. The leadership structure of the Board may be changed, at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Trust.

Risk Oversight by the Board

As a registered investment company, the Trust is subject to a variety of risks, including investment risks, financial risks, compliance risks and regulatory risks. As part of its overall activities, the Board oversees the management of the Trust’s risk management structure by the Trust’s Adviser, Administrator, Distributor, officers and others. The responsibility to manage the Funds’ risk management structure on a day-to-day basis is subsumed within the other responsibilities of these parties. The Board then considers risk management issues as part of its general oversight responsibilities throughout the year at regular meetings of the Board and its committees, and within the context of any ad hoc communications with the Trust’s service providers and officers. The Trust’s Adviser, Subadviser, Distributor, officers and legal counsel prepare regular reports to the Board that address certain investment, valuation, compliance and other matters, and the Board as a whole or its committees may also receive special written reports or presentations on a variety of risk issues at the request of the Board, a committee, the Chairman or a senior officer.

The Board receives regular written reports describing and analyzing the investment performance of the Funds. In addition, the portfolio managers of the Funds and senior management of the Subadvisers meet with the Board periodically to discuss portfolio performance and answer the Board’s questions with respect to portfolio strategies and risks. To the extent that a Fund changes a primary investment strategy, the Board generally is consulted in advance with respect to such change.

The Board receives regular written reports from the Trust’s Chief Financial Officer that enable the Board to monitor the number of fair valued securities in the Funds’ portfolios, the reasons for the fair valuation and the methodology used to arrive at the fair value. Such reports also include information concerning illiquid securities within the Funds’ portfolios. The Board and/or the Audit Committee may also review valuation procedures and pricing results with the Funds’ independent auditors in connection with the review of the results of the audit of the Funds’ year-end financial statements.

The Board also receives regular compliance reports prepared by the compliance staff of the Adviser and the Adviser’s ultimate parent company, Virtus, and meets regularly with the Trust’s Chief Compliance Officer (“CCO”) to discuss compliance issues, including compliance risks. As required under applicable rules, the Independent Trustees meet regularly in executive session with the CCO, and the CCO prepares and presents an annual written compliance report to the Board. The CCO, as well as the compliance staff of the Adviser and Virtus, provide the Board with reports on their examinations of functions and processes within the Adviser and the Subadvisers that affect the Funds. The Board also adopts compliance policies and procedures for the Trust and approves such procedures for the Trust’s service providers. The compliance policies and procedures are specifically designed to detect and prevent violations of the federal securities laws.

In its annual review of the Funds’ advisory, subadvisory and distribution agreements, the Board reviews information provided by the Adviser, the Subadviser and the Distributor relating to their operational capabilities, financial conditions and resources. The Board may also discuss particular risks that are not addressed in its regular reports and processes.

The Board recognizes that it is not possible to identify all of the risks that may affect the Funds or to develop processes and controls to eliminate or mitigate their occurrence or effects. The Board periodically reviews the effectiveness of its oversight of the Funds and the other funds in the Virtus Mutual Funds family, and the processes and controls in place to limit identified risks. The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.

Committees of the Board

The Board of Trustees has established several standing committees to oversee particular aspects of the Funds’ management.

The Audit Committee. The Audit Committee is responsible for overseeing the Funds’ accounting and auditing policies and practices. The Audit Committee reviews the Funds’ financial reporting procedures, their system of internal control, the independent audit process, and the Funds’ procedures for monitoring compliance with investment restrictions and applicable laws and regulations and with the Code of Ethics. The Audit Committee is composed entirely of Independent Trustees; its members are James M. Oates, Chairperson, Dr. Leroy Keith, Jr., Philip R. McLoughlin, Geraldine M. McNamara, Richard E. Segerson and Ferdinand L.J. Verdonck. The Committee met four times during the Trust’s last fiscal year.

The Executive Committee. The function of the Executive Committee is to serve as a delegate of the full Board of Trustees, as well as act on behalf of the Board when it is not in session, subject to limitations as set by the Board. Its members are Philip R. McLoughlin, Chairperson, Dr. Leroy Keith, Jr., and James M. Oates. Each of the members is an Independent Trustee. The Committee did not meet during the Trust’s last fiscal year.

The Governance and Nominating Committee. The Governance and Nominating Committee is responsible for developing and maintaining governance principles applicable to the Funds, for nominating individuals to serve as Trustees, including as Independent Trustees and annually evaluating the Board and Committees. The Governance and Nominating Committee is composed entirely of Independent Trustees; its members are Dr. Leroy Keith, Jr., Chairperson, Philip R. McLoughlin, Geraldine M. McNamara, James M. Oates, Richard E. Segerson and Ferdinand L.J. Verdonck. The Committee met four times during the Trust’s last fiscal year.

The Governance and Nominating Committee considers candidates for trusteeship and makes recommendations to the Board with respect to such candidates. There are no specific required qualifications for trusteeship. The committee considers all relevant qualifications of candidates for trusteeship, such as industry knowledge and experience, financial expertise, current employment and other board memberships, and whether the candidate would be qualified to be considered an Independent Trustee. The Board believes that having among its members a diversity of viewpoints, skills and experience and a variety of complementary skills enhances the effectiveness of the Board in its oversight role. The committee considers the qualifications of candidates for trusteeship in this context.

The Board has adopted a policy for consideration of Trustee nominees recommended by shareholders. With regards to such policy, an individual shareholder submitting a nomination must hold for at least one full year 5% of the shares of a series of the Trust. Shareholder nominees for Trustee will be given the same consideration as any candidate provided the nominee meets certain minimum requirements.

Compensation

Trustees who are not employed by the Adviser or its affiliates, receive an annual retainer and fees and expenses for attendance at Board and Committee meetings. Officers and employees of the Adviser of the Funds who are interested persons are compensated for their services by the Adviser of the Funds, or an affiliate of the Adviser of the Funds and receive no compensation from the Funds. The Trust does not have any retirement plan for its Trustees.

For the Trust’s fiscal year ended December 31, 2009, the current Trustees received the following compensation:

Name of Trustee	Aggregate Compensation from Trust	Total Compensation From Trust and Fund Complex (45 Funds) Paid to Trustees

Independent Trustees
Leroy Keith, Jr.	$71,645	$175,000
Philip R. McLoughlin	$104,067	$288,000
Geraldine M. McNamara	$69,332	$206,500
James M. Oates	$73,094	$178,000
Richard E. Segerson	$69,332	$160,000
Ferdinand L.J. Verdonck	$61,899	$144,000

Interested Trustee
George R. Aylward	$0	$0

Trustee Ownership of Securities

Set forth in the table below is the dollar range of equity securities owned by each Trustee as of December 31, 2009.

Name of Trustee	Dollar Range of Equity Securities In a Fund of the Trust	Aggregate Dollar Range of Trustee Ownership in all Funds Overseen by Trustee in Family of Investment Companies

Independent Trustees
Leroy Keith, Jr.	None	$10,001-$50,000
Philip R. McLoughlin	None	Over $100,000
Geraldine M. McNamara	None	Over $100,000
James M. Oates	Emerging Markets Opportunities Fund – $50,001-$100,000 Tax-Exempt Bond Fund – $10,001-$50,000	Over $100,000
Richard E. Segerson	Insight Money Market Fund – Over $100,000	Over $100,000
Ferdinand L.J. Verdonck	Emerging Markets Opportunities Fund – $1-$10,000 Value Equity Fund – $10,001-$50,000	Over $100,000

Interested Trustee
George R. Aylward	Emerging Markets Opportunities Fund – $1-$10,000	Over $100,000

As of April 5, 2010, the Trustees and Officers of the Trust as a whole owned less than 1% of the outstanding shares of any of the Funds.

Principal Shareholders

The following table sets forth information as of April 5, 2010 with respect to each person who owns of record or is known by the Trust to own of record or beneficially 5% or more of any class of any Fund’s outstanding shares, as noted:

Name of Shareholder	Fund and Class	Percentage of Class		Number of Shares
American Enterprise Investment(1) P.O. Box 9446 Minneapolis, MN 55440-9446	Core Equity Fund – Class C Value Equity Fund – Class C	8.02 17.46	% %	2,152.396 3,803.976

Jack Ryan Bator Bristol, CT 06010	Balanced Allocation Fund – Class C	19.20%		7,990.575

Charles Schwab & Co. Inc.(1) Special Custody Account for the Exclusive Benefit of Customers 101 Montgomery St San Francisco, CA 94104-4151	Intermediate Government Bond Fund – Class A	13.33%		97,595.590

Citigroup Global Markets Inc.(1) House Account Attn Peter Booth 7th Floor 333 W 34th St New York, NY 10001-2402	Disciplined Small-Cap Value Fund – Class C Emerging Markets Opportunities Fund – Class A Emerging Markets Opportunities Fund – Class C Tax-Exempt Bond Fund – Class C Value Equity Fund – Class A	8.12 25.70 30.88 10.43 11.25	% % % % %	52,074.404 1,747,432.871 235,765.230 91,086.098 140,799.526

Citigroup Global Markets Inc.(1) 333 W 34th St, 3rd Floor New York, NY 10001-2402	Emerging Markets Opportunities Fund – Class I	5.79%		2,004,967.726

Counsel Trust FBO(1) Profit Sharing Plan of Dean Machinery Co. 1251 Waterfront Pl Ste 525 Pittsburgh, PA 15222-4228	Balanced Allocation Fund – Class A	22.92%		148,139.338

Crown Cash Fund Attn Michael Podgurski Chicago, IL 60601	Insight Money Market Fund – Class I	8.63%		125,757,014.220

Edward D Jones & Co(1) Attn Mutual Fund Shareholder Accounting 201 Progress PKWY Maryland Hts, MO 63043-3009	Emerging Markets Opportunities Fund – Class I	25.71%		8,909,789.404

E*Trade Clearing LLC P.O. Box 989030 West Sacramento, CA 95798-9030	Value Equity Fund – Class A	8.12%		101,558.596

First Clearing LLC Josephine DeAdams Trust Romeo, MI 48065	High Yield Income Fund – Class A	5.29%		4,760.908

First Clearing LLC Mark Robert Wagner Pacific Palisades CA, 90272	Core Equity Fund – Class C	8.26%		2,215.089

The Harris Bank NA(1) Lombard Operation Service Center Attn Application Balancing 2000 S Finley Rd Lombard, IL 60148-4825	Insight Tax-Exempt Money Market Fund – Class A	10.74%		14,341,517.630

Name of Shareholder	Fund and Class	Percentage of Class		Number of Shares

Harris NA(1) Attn Application Balancing 2000 S Finley Rd Lombard, IL 60148-4825	Insight Government Money Market Fund – Class A Insight Money Market Fund – Class A Insight Tax-Exempt Money Market Fund – Class A	41.71 32.83 63.90	% % %	47,953,681.270 137,082,403.670 85,289,061.330

Harris NA FBO(1) Virtus Sweep Account Holders Attn Application Balancing II 2000 S Finley Rd Lombard, IL 60148-4825	Insight Government Money Market Fund – Class A Insight Money Market Fund – Class A	36.19 39.66	% %	41,610,858.130 165,639,170.990

Sandra Kinion TOD Phoenix, AZ 85086	High Yield Income Fund – Class C	14.43%		5,742.560

LPL Financial Services(1) 9785 Towne Centre Dr San Diego, CA 92121-1968	Balanced Allocation Fund – Class C High Yield Income Fund – Class C Intermediate Tax-Exempt Bond Fund – Class I	6.40 6.24 15.26	% % %	2,665.477 2,485.000 762,943.863

Mac & Co.(1) Mutual Fund Operations P.O. Box 3198 525 William Penn Place Pittsburgh, PA 15230-3198

Balanced Allocation Fund – Class I

Core Equity Fund – Class I

Disciplined Small-Cap Opportunity Fund – Class I

Disciplined Small-Cap Value Fund – Class I

Emerging Markets Opportunities Fund – Class I

High Yield Income Fund – Class I

Insight Money Market Fund – Class I

Intermediate Government Bond Fund – Class I

Short/Intermediate Bond Fund – Class I

Value Equity Fund – Class I

		99.12 40.54 39.01 41.47 11.87 44.13 7.72 88.23 57.09 53.44	% % % % % % % % % %	4,400,195.091 1,994,654.471 2,299,986.311 845,505.211 4,112,692.817 1,986,558.169 112,392,581.310 1,151,461.286 4,617,014.861 7,752,454.795

Mac & Co.(1) Mutual Fund Operations P.O. Box 3198 525 William Penn Place Pittsburgh, PA 15230-3198	Disciplined Small-Cap Opportunity Fund – Class I Disciplined Small-Cap Value Fund – Class I Emerging Markets Opportunities Fund – Class I High Yield Income Fund – Class I	31.15 24.82 9.35 39.50	% % % %	1,836,661.511 506,093.624 3,241,118.267 1,778,331.898

MLPF&S for the Sole(1) Benefit of its Customers Attn: Fund Administration 4800 Deer Lake Dr E FL 3 Jacksonville, FL 32246-6484

Disciplined Small-Cap Value Fund – Class C

Emerging Markets Opportunities Fund – Class C

High Yield Income Fund – Class C

Intermediate Tax-Exempt Bond Fund – Class A

Intermediate Tax-Exempt Bond Fund – Class C

Short/Intermediate Bond Fund – Class C

Tax-Exempt Bond Fund – Class A

Tax-Exempt Bond Fund – Class C

Value Equity Fund – Class C

		10.66 16.44 33.22 9.01 33.95 46.45 7.16 21.49 9.80	% % % % % % % % %	68,375.417 125,564.087 13,221.572 203,284.927 167,290.945 271,648.252 440,984.812 187,658.458 2,136.009

Katherine Moulthrop TOD Mesa, AZ 85206	High Yield Income Fund – Class A	8.36%		7,520.512

MS & Co. C/F Alfred A Arrigoni Mt. Horeb, WI 53572	Disciplined Small-Cap Opportunity Fund – Class C	6.04%		4,048.158

MS & Co. C/F Thomas Harris Pullman, WA 99163	Disciplined Small-Cap Opportunity Fund – Class C	12.59%		8,443.295

MS & Co. C/F Wayne and Barbara Rasmussen Martinez, CA 94553	Disciplined Small-Cap Opportunity Fund – Class C	5.04%		3,377.344

Name of Shareholder	Fund and Class	Percentage of Class		Number of Shares

MS & Co. C/F Ellen and David Tupman San Francisco, CA 94114	Disciplined Small-Cap Opportunity Fund – Class C	7.68%		5,146.453

Nam Family Trust Credit Shelter Trust Ami Nam Tr Aliso Viejo, CA 92656	Balanced Allocation Fund – Class C Core Equity Fund – Class C	18.35 6.77	% %	7,639.362 1,816.728

NFS LLC FEBO(1) FIIOC as agent for Qualified Employee Benefit Plans 100 Magellan Way KWIC Covington, KY 41015-1987	Disciplined Small-Cap Value Fund – Class I	6.17%		125,747.125

NFS LLC FEBO(1) State Street Bank Trust Co. Ttee Various Retirement Plans Purchase, NY 10577	Disciplined Small-Cap Value Fund – Class A	9.91%		221,351.496

Pershing, LLC P.O. Box 2052 Jersey City, NJ 07303	High Yield Income Fund – Class A	7.60%		6,834.657

Prudential Investment Management(1) FBO Mutual Fund Clients 100 Mulberry St 3 Gateway Center, 11th Floor Newark, NJ 07102-4000	Tax-Exempt Bond Fund – Class I	12.51%		345,176.220

Robert W Baird & Co. Inc. 777 East Wisconsin Ave Milwaukee, WI 53202-5300	Value Equity Fund – Class C	10.67%		2,324.673

Robert W Baird & Co. Inc. 777 East Wisconsin Ave Milwaukee, WI 53202-5300	Value Equity Fund – Class C	8.66%		1,885.933

Robert W Baird & Co. Inc. 777 East Wisconsin Ave Milwaukee, WI 53202-5300	Value Equity Fund – Class C	6.41%		1,397.607

David P Sanes Skokie, IL 60077	Balanced Allocation Fund – Class A	5.60%		36,197.235

SEI Private Trust Company(1) C/O Harris Bank Attn Mutual Funds One Freedom Valley Dr Oaks, PA 19456

Core Equity Fund – Class I

Disciplined Small-Cap Opportunity Fund – Class I

Disciplined Small-Cap Value Fund – Class I

High Yield Income Fund – Class I

Insight Government Money Market Fund – Class A

Insight Government Money Market Fund – Class I

Insight Money Market Fund – Class A

Insight Money Market Fund – Class I

Insight Tax-Exempt Money Market Fund – Class A

Insight Tax-Exempt Money Market Fund – Class I

Intermediate Tax-Exempt Bond Fund – Class I

Short/Intermediate Bond Fund – Class I

Tax-Exempt Bond Fund – Class I

Value Equity Fund – Class I

		26.12 11.56 10.75 5.86 13.16 88.44 6.47 73.66 23.86 96.48 57.15 11.07 33.18 7.35	% % % % % % % % % % % % % %	1,285,102.860 681,354.217 219,221.094 263,580.332 15,129,374.080 138,073,495.840 27,001,177.100 1,072,938,763.960 31,842,172.030 762,165,408.610 2,856,499.553 895,236.710 915,104.782 1,066,109.443

Name of Shareholder	Fund and Class	Percentage of Class		Number of Shares

SEI Private Trust Company(1) C/O Harris Bank Attn Mutual Funds One Freedom Valley Dr Oaks, PA 19456

Core Equity Fund – Class I

Disciplined Small-Cap Opportunity Fund – Class I

Intermediate Tax-Exempt Bond Fund – Class I

Short/Intermediate Bond Fund – Class I

Tax-Exempt Bond Fund – Class I

Value Equity Fund – Class I

		24.94 5.81 11.73 7.46 16.11 7.32	% % % % % %	1,227,019.581 342,783.897 586,495.022 603,180.965 444,345.580 1,062,036.827

SEI Private Trust Company(1) C/O Harris Bank Attn Mutual Funds One Freedom Valley Dr Oaks, PA 19456	Intermediate Tax-Exempt Bond Fund – Class I Short/Intermediate Bond Fund – Class I	5.08 5.52	% %	253,894.690 446,802.525

State Street Bank & Trust Co. Cust for non-DFI Simple IRA Jane Binder Minneapolis, MN 55419	Balanced Allocation Fund – Class C Core Equity Fund – Class C	11.58 7.99	% %	4,821.797 2,143.915

State Street Bank & Trust Co. Cust for the IRA Rollover of Robert W. Ibach Jr. Arlington Heights, IL 60004	Balanced Allocation Fund – Class C	7.21%		3,001.495

State Street Bank & Trust Co. Cust for the IRA Rollover of Jack Pratt Nichols Hills, OK 73116	High Yield Income Fund – Class A	6.71%		6,030.066

State Street Bank & Trust Co. Cust for the Sep IRA of Martin Rubenstein Staten Island, NY 10304	Value Equity Fund – Class C	15.88%		3,460.243

UBS Financial Services Inc. FBO Atkins Acquisition Inc. La Jolla, CA 92037	Short/Intermediate Bond Fund – Class A	8.68%		59,966.969

UBS Financial Services Inc. FBO James and Bonnie Kirkpatrick Sugar Land, TX 77479	High Yield Income Fund – Class A	5.06%		4,553.388

VP Distributors Inc. Attn Corp Accouting 100 Pearl Street Hartford, CT 06103	Core Equity Fund – Class C High Yield Income Fund – Class C	22.04 27.33	% %	5,913.803 10,878.403

Vontobel Asset Management Inc. 1540 Broadway, Ste 38 New York, NY 10036-4039	Emerging Markets Opportunities Fund – Class A	7.86%		534,681.548

(1)	These entities are omnibus accounts for many individual shareholder accounts. The Funds are not aware of the size or identity of the underlying individual accounts.

The shares described above as held by Harris N.A., The Harris Bank N.A. and SEI Private Trust Company C/O Harris Bank are being held on behalf of various accounts and not as beneficial owners. To the extent that any shareholder is the beneficial owner of more than 25% of the outstanding shares of any Fund, such shareholder may be deemed to be a “control person” of that Fund for purposes of the 1940 Act.

ADDITIONAL INFORMATION

Capital Stock and Organization

The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest. The Trust currently offers shares in different series or Funds and different classes of those Funds. Holders of shares of a Fund have equal rights with regard to voting, redemptions, dividends, distributions, and liquidations with respect to that Fund. Shareholders of all Funds vote on the election of Trustees. On matters affecting an individual Fund (such as approval of an investment advisory agreement or a change in fundamental investment policies) and also on matters affecting an individual class (such as approval of matters relating to a Plan of Distribution for a particular Class of Shares), a separate vote of that Fund or Class is required. The Trust does not hold regular meetings of shareholders. The Trustees will call a meeting when at least 10% of the outstanding shares so request in writing. If the Trustees fail to call a meeting after being so notified, the shareholders may call the meeting. The Trustees will assist the shareholders by identifying other shareholders or mailing communications, as required under Section 16(c) of the 1940 Act.

Shares are fully paid, nonassessable, redeemable and fully transferable when they are issued. Shares do not have cumulative voting rights, preemptive rights or subscription rights. The assets received by the Trust for the issue or sale of shares of each Fund, and any class thereof and all income, earnings, profits and proceeds thereof, are allocated to such Fund, and class, respectively, subject only to the rights of creditors, and constitute the underlying assets of such Fund or class. The underlying assets of each Fund are required to be segregated on the books of account, and are to be charged with the expenses in respect to such Fund and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund or class will be allocated by or under the direction of the Trustees as they determine fair and equitable.

As a Massachusetts business trust, the Trust’s operations are governed by its Declaration of Trust dated December 6, 1995, as amended. A copy of the Trust’s Establishment and Designation of Series and Classes of Shares, as amended, is on file with the Office of the Secretary of the Commonwealth of Massachusetts. Upon the initial purchase of shares, the shareholder agrees to be bound by the Trust’s Declaration of Trust, as amended. Generally, Massachusetts business trust shareholders are not personally liable for obligations of the Massachusetts business trust under Massachusetts law. The Trust’s Declaration of Trust expressly provides that the Trust has been organized under Massachusetts law and that the Declaration of Trust is to be governed by Massachusetts law. It is nevertheless possible that a Massachusetts business trust, such as the Trust, might become a party to an action in another state whose courts refused to apply Massachusetts law, in which case the Trust’s shareholders could be subject to personal liability. To guard against this risk, the Declaration of Trust (i) contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of such disclaimer may be given in each agreement, obligation and instrument entered into or executed by the Trust or its Trustees, (ii) provides for the indemnification out of Trust property of any shareholders held personally liable for any obligations of the Trust or any series of the Trust and (iii) provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of a Trust shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (1) a court refused to apply Massachusetts law; (2) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (3) the Trust itself would be unable to meet its obligations. In the light of Massachusetts law, the nature of the Trust’s business and the nature of its assets, the risk of personal liability to a Fund shareholder is remote.

The Declaration of Trust further provides that the Trust shall indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of the Trust. The Declaration of Trust does not authorize the Trust to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP serves as the independent registered public accounting firm for the Funds. PricewaterhouseCoopers LLP audits the Funds’ annual financial statements and expresses an opinion thereon.

Custodian and Transfer Agent

PFPC Trust Company, 301 Bellevue Parkway, Wilmington, DE 19809 serves as the Custodian for all of the Funds other than the Emerging Markets Opportunities Fund. The Bank of New York Mellon, One Wall Street, New York, New York 10286 serves as the Custodian for the Emerging Markets Opportunities Fund. Each Custodian and subcustodians designated by the Board of Trustees hold the securities in the Funds’ portfolio and other assets for safekeeping. The Custodians do not and will not participate in making investment decisions for the Funds.

VP Distributors, 100 Pearl Street, Hartford, CT 06103, acts as Transfer Agent for the Trust (the “Transfer Agent”). Pursuant to a Transfer Agent and Service Agreement, VP Distributors receives a fee, based on the average net assets across all series of Virtus Mutual Funds at an annual rate ranging from 0.045% to 0.0025%, depending on asset class. Pursuant to an agreement among the Trust, VP Distributors and Boston Financial Data Services, Inc. (“BFDS”), BFDS serves as subagent to perform certain shareholder servicing functions for the Funds. For performing such services, BFDS receives a monthly fee from the Trust. Fees paid by the Funds, in addition to the fee paid to VP Distributors, will be reviewed and approved by the Board of Trustees.

Reports to Shareholders

The fiscal year of the Trust ends on December 31. The Trust will send financial statements to its shareholders at least semiannually. An annual report containing financial statements audited by the Trust’s independent registered public accounting firm, PricewaterhouseCoopers LLP, will be sent to shareholders each year and is available without charge upon request.

Financial Statements

The Funds’ financial statements for the Trust’s fiscal year ended December 31, 2009, appearing in the Funds’ 2009 Annual Report to Shareholders, are incorporated herein by reference.

APPENDIX

A-1 and P-1 Commercial Paper Ratings

The Trust will only invest in commercial paper which at the date of investment is rated A-1 by Standard & Poor’s Corporation or P-1 by Moody’s Investors Services, Inc., or, if not rated, is issued or guaranteed by companies which at the date of investment have an outstanding debt issue rated AA or higher by Standard & Poor’s or Aa or higher by Moody’s.

Commercial paper rated A-1 by Standard & Poor’s Corporation (“S&P”) has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated “A” or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer’s industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned.

The rating P-1 is the highest commercial paper rating assigned by Moody’s Investors Services, Inc. (“Moody’s”). Among the factors considered by Moody’s in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer’s industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer’s products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationship which exists with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Moody’s Investors Service, Inc. Corporate Bond Ratings

Aaa— Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt-edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa—Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they compromise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A—Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa—Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba—Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B—Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa—Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca—Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C—Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Standard and Poor’s Corporation’s Corporate Bond Ratings

AAA—This is the highest rating assigned by Standard & Poor’s to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA—Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A—Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB—Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB-B-CCC-CC—Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D—Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Fitch’s Corporate Bond Ratings

The ratings represent Fitch’s assessment of the issuer’s ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer’s future financial strength and credit quality.

AAA—Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA—Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A—Bonds rated A are considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB—Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB—Bonds rated BB are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B—Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC—Bonds rated CCC have certain identifiable characteristics, which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC—Bonds rated CC are minimally protected. Default in payment of interest and/or principal seems probable over time.

C—Bonds rated C are in imminent default in payment of interest or principal.

DDD-DD and D—Bonds rated DDD, DD and D are in actual default of interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds and D represents the lowest potential for recovery.

Plus (+) and minus (–) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category covering 12–36 months.

GLOSSARY

Commercial Paper: Short-term promissory notes of large corporations with excellent credit ratings issued to finance their current operations.

Certificates of Deposit: Negotiable certificates representing a commercial bank’s obligations to repay funds deposited with it, earning specified rates of interest over given periods.

Bankers’ Acceptances: Negotiable obligations of a bank to pay a draft which has been drawn on it by a customer. These obligations are backed by large banks and usually are backed by goods in international trade.

Time Deposits: Non-negotiable deposits in a banking institution earning a specified interest rate over a given period of time.

Corporate Obligations: Bonds and notes issued by corporations and other business organizations in order to finance their long-term credit needs.

VIRTUS INSIGHT TRUST

PART C — OTHER INFORMATION

Item 28.	Exhibits

a.1.	Declaration of Trust of the Registrant, dated December 6, 1995, filed via EDGAR with initial Registration Statement (File No. 033-64915) on December 12, 1995 and incorporated herein by reference.

a.2.	Amendment to Declaration of Trust of the Registrant, dated November 4, 1996, filed via EDGAR with Post-Effective Amendment No. 3 (File No. 033-64915) on February 28, 1997 and incorporated herein by reference.

a.3.	Amendment to Declaration of Trust of the Registrant, dated June 6, 1997, filed via EDGAR with Post-Effective Amendment No. 5 (File 033-64915) on June 13, 1997 and incorporated herein by reference.

a.4.	Amendment to Declaration of Trust of the Registrant, dated November 2, 1998, filed via EDGAR with Post-Effective Amendment No. 9 (File No. 033-64915) on November 9, 1998 and incorporated herein by reference.

a.5.	Amendment to Declaration of Trust of the Registrant, dated February 18, 1999, filed via EDGAR with Post-Effective Amendment No. 10 (File No. 033-64915) on March 2, 1999 and incorporated herein by reference.

a.6.	Amendment to Declaration of Trust of the Registrant, dated May 1, 2000, filed via EDGAR with Post-Effective Amendment No. 14 (File 033-64915) on May 1, 2000 and incorporated herein by reference.

a.7.	Amendment to Declaration of Trust of the Registrant, dated September 5, 2000, filed via EDGAR with Post-Effective Amendment No. 16 (File No. 033-64915) on September 5, 2000 and incorporated herein by reference.

a.8.	Amendment to Declaration of Trust of the Registrant, dated May 18, 2006, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-64915) on June 2, 2006 and incorporated herein by reference.

a.9.	Amendment to the Declaration of Trust of the Registrant, dated November 16, 2006, filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-64915) on April 24, 2007 and incorporated herein by reference.

a.10.	Amendment to the Declaration of Trust of the Registrant, dated October 20, 2008, filed via EDGAR with Post-Effective Amendment No. 48 (File No. 033-64915) on April 28, 2009 and incorporated herein by reference.

b.1.	Amended and Restated By-Laws of the Registrant, dated August 23, 2006, filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-64915) on April 24, 2007 and incorporated herein by reference.

c.	Reference is made to Registrant’s Declaration of Trust. See Exhibit a.

d.1.	Investment Advisory Agreement between Registrant and Virtus Investment Advisers, Inc. (“VIA”), dated May 18, 2006, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-64915) on June 2, 2006 and incorporated herein by reference.

d.2.	Subadvisory Agreement between VIA and Harris Investment Management, Inc. (“Harris”), dated May 18, 2006, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-64915) on June 2, 2006 and incorporated herein by reference.

d.3.	Subadvisory Agreement between VIA and Vontobel Asset Management, Inc. (“Vontobel”), dated May 18, 2006, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-64915) on June 2, 2006 and incorporated herein by reference.

d.4.	Subadvisory Agreement between VIA and SCM Advisors LLC (“SCM Advisors”), dated May 18, 2006, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-64915) on June 2, 2006 and incorporated herein by reference.

d.5.	First Amendment to Subadvisory Agreement between VIA and Vontobel, dated January 1, 2010, filed via EDGAR with Post-Effective Amendment No. 50 (File No. 033-64915) on February 25, 2010 and incorporated herein by reference.

d.6.	First Amendment to Subadvisory Agreement between VIA and SCM Advisors, dated January 1, 2010, filed via EDGAR with Post-Effective Amendment No. 50 (File No. 033-64915) on February 25, 2010 and incorporated herein by reference.

d.7.	First Amendment to Investment Advisory Agreement between Registrant and VIA, dated January 1, 2010, filed via EDGAR with Post-Effective Amendment No. 50 (File No. 033-64915) on February 25, 2010 and incorporated herein by reference.

e.1.	Distribution Agreement between Registrant and VP Distributors, Inc. (“VP Distributors”), dated May 18, 2006, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-64915) on June 2, 2006 and incorporated herein by reference.

Item 28.	Exhibits
e.2.	Form of Sales Agreement between VP Distributors and dealers (January 2010), filed via EDGAR with Post-Effective Amendment No. 50 (File No. 033-64915) on February 25, 2010 and incorporated herein by reference.

f.	None.

g.1.	Custodian Services Agreement between Registrant and PFPC Trust dated November 23, 2009, filed via EDGAR with Post-Effective Amendment No. 50 (File No. 033-64915) on February 25, 2010 and incorporated herein by reference.

g.2.	Master Custody Agreement between Registrant and The Bank of New York Mellon dated November 5, 2009, filed via EDGAR with Post-Effective Amendment No. 50 (File No. 033-64915) on February 25, 2010 and incorporated herein by reference.

g.3.	Foreign Custody Manager Agreement between Registrant and the Bank of New York Mellon, dated November 5, 2009, filed via EDGAR with Post-Effective Amendment No. 50 (File No. 033-64915) on February 25, 2010 and incorporated herein by reference.

g.4.	Letter of Delegation pursuant to Rule 17f-5 and Rule 17f-7 under the Investment Company Act of 1940 between Registrant and PFPC Trust Company, dated November 23, 2009, filed via EDGAR with Post-Effective Amendment No. 50 (File No. 033-64915) on February 25, 2010 and incorporated herein by reference.

h.1.	Second Amended and Restated Expense Limitation Agreement between Registrant and VIA dated August 23, 2007, filed via EDGAR with Post-Effective Amendment No. 47 (File No. 033-64915) on April 28, 2008 and incorporated herein by reference.

h.2.	Fee Waiver Agreement (Class I Shares) between Registrant and VP Distributors dated May 1, 2007, filed via EDGAR with Post-Effective Amendment No. 47 (File No. 033-64915) on April 28, 2008 and incorporated herein by reference.

h.3.	Fee Waiver Agreement (Exchange Shares) between Registrant and VP Distributors dated May 1, 2007, filed via EDGAR with Post-Effective Amendment No. 47 (File No. 033-64915) on April 28, 2008 and incorporated herein by reference.

h.4.	Amended and Restated Administration Agreement among the Virtus Mutual Funds and VP Distributors dated January 1, 2010, filed via EDGAR with Post-Effective Amendment No. 50 (File No. 033-64915) on February 25, 2010 and incorporated herein by reference.

h.5.	Sub-Administration and Accounting Services Agreement among the Virtus Mutual Funds and PNC Global Investment Servicing (U.S.) Inc. dated January 1, 2010, filed via EDGAR with Post-Effective Amendment No. 50 (File No. 033-64915) on February 25, 2010 and incorporated herein by reference.

h.6.	Amended and Restated Transfer Agency and Service Agreement between the Virtus Mutual Funds and VP Distributors, Inc., dated January 1, 2010, filed via EDGAR with Post-Effective Amendment No. 50 (File No. 033-64915) on February 25, 2010 and incorporated herein by reference.

h.7.	Amended and Restated Sub-Transfer Agency and Service Agreement between the Virtus Mutual Funds, VP Distributors, Inc. and Boston Financial Data Services, Inc., dated January 1, 2010, filed via EDGAR with Post-Effective Amendment No. 50 (File No. 033-64915) on February 25, 2010 and incorporated herein by reference.

h.8.*	Amendment to Amended and Restated Transfer Agent and Service Agreement between the Virtus Mutual Funds and VP Distributors dated April 14, 2010, filed via EDGAR herewith.

i.	Opinion and Consent of Counsel filed via EDGAR with Post-Effective Amendment No. 43 (File No. 033-19423) on May 17, 2006 and incorporated herein by reference.

j.*	Consent of Independent Registered Public Accounting Firm, filed via EDGAR herewith.

k.	Not applicable.

l.1.	Form of Purchase Agreement relating to Initial Capital filed via EDGAR with Post-Effective Amendment No. 3 (File No. 033-64915) on February 28, 1997 and incorporated herein by reference.

1.2.	Subscription Agreement dated January 14, 1999 between Registrant and FDI Distribution Services, Inc. relating to Advisor Shares filed via EDGAR with Post-Effective Amendment No. 10 (File No. 033-64915) on March 2, 1999 and incorporated herein by reference.

1.3.	Subscription Agreement dated December 6, 2000 between Registrant and Provident Distributors, Inc. relating to B Shares filed via EDGAR with Post-Effective Amendment No. 18 (File No. 033-64915) on December 28, 2000 and incorporated herein by reference.

m.1.	Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, dated March 1, 2007, filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-64915) on April 24, 2007 and incorporated herein by reference.

m.2.	Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, dated March 1, 2007, filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-64915) on April 24, 2007 and incorporated herein by reference.

m.3.	A Shares Amended and Restated Shareholder Services Plan Not Pursuant to Rule 12b-1 under the Investment Company Act of 1940, dated March 1, 2007, filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-64915) on April 24, 2007 and incorporated herein by reference.

m.4.	Exchange Shares Amended and Restated Shareholder Services Plan Not Pursuant to Rule 12b-1 under the Investment Company Act of 1940, dated March 1, 2007, filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-64915) on April 24, 2007 and incorporated herein by reference.

m.5.	I Shares Amended and Restated Shareholder Services Plan Not Pursuant to Rule 12b-1 under the Investment Company Act of 1940, dated March 1, 2007, filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-64915) on April 24, 2007 and incorporated herein by reference.

n.	Amended and Restated Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940, adopted August 19, 2009, filed via EDGAR with Post-Effective Amendment No. 50 (File No. 033-64915) on February 25, 2010 and incorporated herein by reference.

o.	Reserved.

p.1.	Amended and Restated Code of Ethics of the Virtus Mutual Funds and the Distributor (VP Distributors) dated November 2008, file via EDGAR with Post-Effective Amendment No. 48 (File No. 033-64915) on April 28, 2009 and incorporated herein by reference.

p.2.	Amended and Restated Code of Ethics of the Adviser (VIA) dated November 2008, filed via EDGAR with Post-Effective Amendment No. 48 (File No. 033-64915) on April 28, 2009 and incorporated herein by reference.

p.3.	Standards of Business Conduct and Code of Ethics of Subadviser (Harris) as amended January 3, 2007, filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-64915) on April 24, 2007 and incorporated herein by reference.

p.4.	Code of Ethics of Subadviser (Vontobel) dated April 23, 2008, filed via EDGAR with Post-Effective Amendment No. 48 (File No. 033-64915) on April 28, 2009 and incorporated herein by reference.

p.5.	Amended and Restated Code of Ethics of Subadviser (SCM Advisors) dated June 1, 2007, filed via EDGAR with Post-Effective Amendment No. 47 (File No. 033-64915) on April 28, 2008 and incorporated herein by reference.

q.	Power of Attorney for all Trustees, filed via EDGAR with Post-Effective Amendment No. 47 (File No. 033-64915) on February 28, 2008 and incorporated herein by reference.

*	Filed herewith.

Item 29.	Persons Controlled by or Under Common Control with the Fund

None.

Item 30.	Indemnification

Under Section 4.3 of the Registrant’s Declaration of Trust, any past or present Trustee or officer of the Registrant (including persons who serve at the Registrant’s request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a “Covered Person”) shall be indemnified to the fullest extent permitted by law against all liability and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding to which he or she may be a party or otherwise involved by reason of his or her being or having been a Covered Person. That provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, that such Covered Person has not acted in good faith in the reasonable belief that his or her actions were in or not opposed to the best interests of the Registrant. Moreover, that provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, that such covered person would otherwise be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Expenses may be paid by the Registrant in advance of the final disposition of any claim, action, suit or proceeding upon receipt of an undertaking by such Covered Person to repay such expenses to the Registrant in the event that it is ultimately determined that indemnification of such expenses is not authorized under the Declaration of Trust and the Covered Person either provides security for such undertaking or insures the

Registrant against losses from such advances or the disinterested Trustees or independent legal counsel determines, in the manner specified in the Declaration of Trust, that there is reason to believe the Covered Person will be found to be entitled to indemnification. This description is modified in its entirety by the provision of Section 4.3 of the Registrant’s Declaration of Trust contained in the Registration Statement filed on December 12, 1995 as Exhibit No. 1 and incorporated herein by reference.

The Investment Advisory Agreement, Underwriting Agreement, Custodian Agreement and Transfer Agency Agreement, as amended, each provides that the Trust will indemnify the other party (or parties, as the case may be) to the Agreement for certain losses.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any claim, action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Registrant and its Trustees, officers and employees are insured, under a policy of insurance maintained by the Registrant, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer for any claim arising out of any fraudulent act or omission, any dishonest act or omission or any criminal act or omission of the Trustee or officer.

Item 31.	Business and Other Connections of the Investment Adviser and Subadvisers (“Advisers”)

See “Management of the Funds” in the Prospectus and “Services of the Adviser and Subadvisers” and “Management of the Trust” in the Statement of Additional Information for information which is included in this Post-Effective Amendment regarding the business of the Adviser-and Subadvisers. For information as to the business, profession, vocation or employment of a substantial nature of directors and officers of the Adviser and Subadvisers, reference is made to the Adviser’s and Subadvisers’ current Form ADV (VIA: SEC File No. 801-5995; Harris: SEC File No. 801-35533; Vontobel: SEC File No. 801-21953 and SCM Advisors: SEC File No. 801-51559) filed under the Investment Advisers Act of 1940, incorporated herein by reference.

Item 32.	Principal Underwriter

(a) VP Distributors, Inc. serves as the principal underwriter for the following registrants:

Virtus Equity Trust, Virtus Insight Trust, Virtus Institutional Trust, Virtus Opportunities Trust

(b) Directors and executive officers of VP Distributors are as follows:

Name and Principal Business Address	Positions and Offices with Distributor	Positions and Offices with Registrant

George R. Aylward 100 Pearl Street Hartford, CT 06103	Director and Executive Vice President	President and Trustee

Kevin J. Carr 100 Pearl Street Hartford, CT 06103	Vice President, Counsel and Secretary	Vice President, Counsel, Chief Legal Officer and Secretary

Nancy J. Engberg 100 Pearl Street Hartford, CT 06103	Vice President and Assistant Secretary	Anti-Money Laundering Officer and Assistant Secretary

David Hanley 100 Pearl Street Hartford, CT 06103	Vice President and Treasurer	None

David C. Martin 100 Pearl Street Hartford, CT 06103	Vice President and Chief Compliance Officer	None

J. Steven Neamtz 100 Pearl Street Hartford, CT 06103	Director and President	None

Name and Principal Business Address	Positions and Offices with Distributor	Positions and Offices with Registrant

Francis G. Waltman 100 Pearl Street Hartford, CT 06103	Director	Senior Vice President

(c) To the best of the Registrant’s knowledge, no commissions or other compensation was received by any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such affiliated person, directly or indirectly, from the Registrant during the Registrant’s last fiscal year.

Item 33.	Location of Accounts and Records

Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder include:

Secretary of the Fund: Kevin J. Carr, Esq. 100 Pearl Street Hartford, CT 06103	Principal Underwriter, Administrator and Transfer Agent: VP Distributors, Inc. 100 Pearl Street Hartford, CT 06103

Investment Adviser: Virtus Investment Advisers, Inc. 100 Pearl Street Hartford, CT 06103	Custodians: PFPC Trust Company 8800 Tinicum Boulevard, 3rd Floor Philadelphia, PA 19153

Investment Subadvisers: Harris Investment Management, Inc. 190 South LaSalle Street, 4th Floor Chicago, IL 60603	The Bank of New York Mellon One Wall Street New York, NY 10286

Vontobel Asset Management, Inc. 1540 Broadway, 38th Floor New York, NY 10036 SCM Advisors, LLC 909 Montgomery Street, Fifth Floor San Francisco, CA 94133	Sub Administrator and Fund Accountant: PNC Global Investment Servicing (U.S.) Inc. 301 Bellevue Parkway Wilmington, DE 19809

Item 34.	Management Services

None.

Item 35.	Undertakings

None.

Exhibits

Item 28.
j.	Consent of Independent Registered Public Accounting Firm

h.8.	Amendment to Amended and Restated Transfer Agent and Service Agreement between the Virtus Mutual Funds and VP Distributors dated April 14, 2010.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and the State of Connecticut on the 28th day of April, 2010.

VIRTUS INSIGHT TRUST

By:	/s/ GEORGE R. AYLWARD
George R. Aylward
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following persons in the capacities indicated on the 28th day of April, 2010.

Signature	Title

/s/ GEORGE R. AYLWARD George R. Aylward	Trustee and President (principal executive officer)

/s/ W. PATRICK BRADLEY W. Patrick Bradley	Chief Financial Officer and Treasurer (principal financial and accounting officer)

/s/ LEROY KEITH, JR. Leroy Keith, Jr.*	Trustee

/s/ PHILIP R. MCLOUGHLIN Philip R. McLoughlin*	Trustee and Chairman

/s/ GERALDINE M. MCNAMARA Geraldine M. McNamara*	Trustee

/s/ JAMES M. OATES James M. Oates*	Trustee

/s/ RICHARD E. SEGERSON Richard E. Segerson*	Trustee

/s/ FERDINAND L.J. VERDONCK Ferdinand L.J. Verdonck*	Trustee

/s/ GEORGE R. AYLWARD *George R. Aylward, Attorney-in-Fact, pursuant to a power of attorney